PIMCO Funds Semi-Annual Report

[PICTURE APPEARS HERE]

The volatility in the stock market has tested the patience of even the most steadfast investor. That's why more and more people are charting a calmer course with bonds. Story on page 4.

September 30, 1997

Pacific Investment Management Series

Long-Term U.S. Government

Foreign Bond

Global Bond II

Emerging Markets Bond

High Yield

Total Return

Real Return Bond

Low Duration

Short-Term

Money Market

StocksPLUS

Inside this report:

Page 2     Letter From PIMCO Funds' Chairman
Where We've Been and What's Ahead

Page 4     Today's Investor
Looking for Smoother Sailing?

Page 6     Manager Spotlight
William Gross of Pacific Investment Management

Page 7     In The News
Recent News on PIMCO Funds

Page 8     Investor Services: PIMCO Funds is on the Web

Page 9     Overview: Comprehensive Fund Family

Page 10    PIMCO Funds Financial Information


                                                                     PIMCO Funds

-----------------
Chairman's Letter
-----------------

Dear Fellow Shareholder:


The financial markets continue to generate solid results for investors. For the one-year period ended September 30, 1997 the stock market, as measured by the Standard & Poor's 500 Index of stocks, rose 40.4%. The overall bond market, as measured by the Lehman Aggregate Bond Index, posted a 9.7% return.

Positive Market Conditions The last twelve months have been an exhilarating experience for many investors, as the value of their portfolios grew substantially. As we anticipated, bond yields fluctuated in a fairly narrow range. We expect this trend to persist, as long-term interest rates should remain between 51/2 and 7% in the coming several years. Given this environment, we believe bonds will continue to post good returns.

Interest rate stability was a contributing factor to the above-average returns in the stock market. However, the stock market did experience some bumps in the road. In March, the stock market threatened to end its historic bull market, as the Standard & Poor's 500 Index fell nearly 10% for the first time in seven years. Yet, investors who looked beyond the daily headlines and stuck with their long-term goals were amply rewarded.

Looking Ahead As I write this letter, there are reasons to be optimistic about the future performance of the stock and bond markets. We're in the midst of an economy that has grown at a steady pace, but not so fast that it has triggered an increase in inflation. This phenomenon has been a major factor in the markets' strong performance during the past few years.

However, it is highly unlikely that we will see a repeat of the recent dramatic stock market gains. Historically, stocks have posted an annual 10.7% return, yet for the three year period ended September 30, 1997, stocks have risen 29.9% annually. As a result, going forward it will be important to adequately diversify your portfolio and maintain realistic expectations about your investments.

On the next pages you will find a more complete review of the stock and bond markets, followed by a number of investment strategies to consider with your financial advisor given today's market conditions. We then provide a recent interview with Bill Gross, a managing director and founder of Pacific Investment Management Company.

As always, we appreciate the trust you have placed in us, and we will continue to work hard to help you meet your financial objectives. If you have any questions regarding your investment please contact your financial advisor, or call us at 1-800-426-0107.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board

October 16, 1997

-------------
Market Review
-------------

The Bond Market

A Strong Rebound Takes Place


In our report to shareholders six months ago we stated "The Future Looks Bright" for bonds. At the time, our optimism may have looked like wishful thinking. The Federal Reserve Board had just raised interest rates 1/4 of a percentage point as a preemptive strike against inflation. This caused long-term interest rates to surge above 7.1% by the end of the first quarter.

Interest rates fell after surging earlier in the year--causing bond prices to rise

[LINE GRAPH APPEARS HERE]

Stong Rebound Graph
-------------------
     6.743
     6.847
     6.803
     6.817
     6.681
     6.508
     6.459
     6.438
     6.352
     6.513
     6.574
     6.608
     6.564
     6.734
     6.848
     6.825
     6.893
     6.792
     6.706
     6.527
     6.645
     6.805
     6.816
     6.944
     6.971
      7.09
     7.126
     7.169
     7.056
     7.145
     6.877
     6.893
       6.9
     6.989
     6.908
     6.776
     6.726
     6.663
     6.744
     6.629
     6.531
     6.532
     6.456
     6.456
     6.636
     6.548
     6.651
     6.612
     6.643
     6.588
     6.379
     6.368


     However, our forecast was prophetic, as the bond market has since shaken off its first quarter losses and rebounded sharply. Virtually every sector of the bond market has participated in the rally, led by emerging market and high yield bonds.

     There were several factors that contributed to the rebound, including the strong U.S. dollar, signs of a slowing economy, a low inflationary environment and the subsequently reduced threat of a Federal Reserve interest rate hike. In addition, we saw periods of weakness in the stock market. This led to some very positive supply-and-demand considerations, as investors took steps to reallocate assets into bonds.

     However, a portion of the gain was erased in early October, following comments from Federal Reserve Chairman Alan Greenspan. In his testimony to Congress on October 8th he warned that the low unemployment rate might drive wages and prices higher. Bonds took a second hit two days later when a jump in the Producer Price Index fanned concern that the Fed may soon raise interest rates.

     Based on Mr. Greenspan's comments, we believe there is a slight chance for an interest rate hike by year-end. However, over the long-term, we believe rates will decline below their current level. Currently, we're forecasting that rates may fall to around 6.0% in the coming year.

--------------------------------------------------------------------------------

The Stock Market

Seven Years and Counting


By all measures, the current bull market is a record-setter. When the ascent began in October 1991, the Dow Jones Industrial Average stood at 2,365. In July 1997, the Dow eclipsed 8,000. During this impressive climb, the Dow has posted an annualized return of 21.0%--nearly double that of its historical average.

Despite some bumps in the road, stocks continued their seven year climb.

[LINE GRAPH APPEARS HERE]


Seven Year Graph
----------------
     701.46
     700.66
     710.82
     700.92
     703.77
     730.82
     737.62
     748.73
     757.02
      739.6
     728.64
     748.87
     756.79
     748.03
      759.5
     776.17
     770.52
     786.16
     789.56
     808.48
     801.77
     790.82
     804.97
     793.17
      784.1
     773.88
      757.9
     737.65
     766.34
     765.37
     812.97
     824.78
     829.75
     847.03
     848.28
     858.01
     893.27
      898.7
      887.3
     916.92
     916.68
      915.3
     938.79
     947.14
     933.54
     900.81
     923.54
     899.47
     829.05
     923.91
     950.51
     945.22


     The question on the minds of many investors is how much longer can this last? As 1997 began, few people thought the market's good fortunes would continue. After all, the combined 1995 and 1996 market return of 68% was the best in over 40 years. Yet, during the first three quarters of 1997, stocks have tacked on another 29% gain.

     1997 started off as the year of large-cap stocks. Specifically, the largest 50 companies, known as the "Nifty 50", led the way. Investors flocked to these highly liquid, household names, as they looked for solace amid market volatility. However, by the third quarter of 1997 the tide had turned, as concerns grew that large-cap stocks were becoming overvalued. As a result, during the three-month period ended September 30 the returns of small- and mid-cap stocks were double that of their large-cap counterparts.

     Aside from the continuation of the historic bull run, the other noteworthy news has been the market's volatility. After several years of relative stability, daily swings of 1% and 2% have become commonplace, as investors react, and overreact, to short-term events. Based on the length and breadth of the bull market there is little indication that this volatility will subside in the near future.

     Turning briefly to the inter-national markets, we have seen good returns in many European and Latin America countries, while the Japanese and Southeast Asian markets have experienced notable declines.

     Looking ahead, we remain cautiously optimistic about the prospects for the stock market. The optimism lies in the fact that the current environment is positive and corporate profits are generally healthy. However, if inflation and interest rates move upward we could see a reversal of fortune. Therefore, it's important for investors to ensure that their port-folios are adequately diversified and to maintain a long-term outlook.

---------
Today's
Investor
---------

Looking for Smoother Sailing?
Chart a calmer course with bonds


[PICTURE APPEARS HERE]

The volatility in the stock market has become a routine, but unsettling, part of investing. Climbs and dips of 100 or more points in a single trading session occur frequently. So how should you react to a sharp rise or decline in the price of stocks? Buy? Sell? Hold?

No one can predict the stock market's future course, so it's best to avoid overreacting to short-term events. Instead, work with your financial advisor to ensure you have a balanced portfolio that will allow you to sail through an erratic market environment.

Schedule a Portfolio Checkup

When reviewing your portfolio with your financial advisor, it's important to keep in mind the amount of risk you can tolerate, and the time frame available for reaching your investment goals. These factors are critical to determining the type of investments you should have. For example, if you need money for your child's education in the next couple of years, you would want to invest in less aggressive mutual funds that have lower risk potential.


Selecting a Fund
Evaluate Your Risk Tolerance

---------------------------------------------------------
Lower Risk/                           Higher Risk/
Growth Potential                      Growth Potential
---------------------------------------------------------
  Shorter-Term     Bond         Stock        Aggressive
  Bond Funds       Funds        Funds        Stock Funds

The spectrum above is not based on any statistical risk and reward data, but is instead a graphic depiction of the relative potential risk and reward of various funds.

On the other hand, if you have a longer-term investment goal like retirement, you may consider concentrating your assets in more aggressive mutual funds that have greater reward potential.

Proper Asset Allocation Is Key

Whether you're investing to meet short- or long-term needs, you can't totally escape market volatility. One way to temper this volatility is by allocating an adequate portion of your portfolio's assets to bond mutual funds. In fact, one of the biggest benefits of investing in bond funds is that you can earn steady returns with less volatility than in the stock market.

The Case for Bonds
Lower Volatility

  Worst 1-Year                       Best 1-Year
      ----------------------------------------
-43%                 Stocks                     +54%
      ----------------------------------------
                    -------------
                -5%     Bonds     +29%
                    -------------
                       0
                 Annual Total Return

Source: Ibbatson Associates from 1926-1996. Stocks represented by the S&P 500 Index; an unmanaged index of common stocks. Bonds represented by a one-bond portfolio tracked by Ibbatson with a 5-year maturity. It is not possible to invest in an unmanaged index. Past performance is no guarantee of future results. Returns not representative of any PIMCO Fund.

In addition to lower volatility, many people don't realize that investing in bonds can provide capital appreciation potential on top of dividend income. This is due to the inverse relationship between interest rates and bond prices. Assume an investor buys a $10,000 bond with a yield of 6%. If interest rates fall to 4%, the demand for a bond paying 6% would increase, and the price of that bond would rise above $10,000, generating a gain on the initial investment. Of course, the opposite scenario can also occur. If rates increase to 7%, the demand for a bond that pays only 6% would fall, so the price of that bond would drop below $10,000.

Interest Rates and Bond Prices Move in Opposite Directions

     Interest [ARROW POINTING        Bond   [ARROW POINTING UP
      Rates    DOWN APPEARS HERE]   Prices   APPEARS HERE]

The Benefits of Bonds

The capital appreciation potential of bonds is only one of several unknown or misunderstood principles of investing in fixed income securities. The questions and answers that follow are aimed at clearing up some other misconceptions about bonds, and at helping you understand why it's a good idea to always make bonds a core part of your portfolio.

1. Don't returns on stocks and bonds move in the same direction?

Generally speaking, the returns on stocks and bonds do not move in tandem, because in many cases profits are driven by different factors. Gains on stocks often stem from earnings, while returns on bonds depend more on economic factors, such as interest rates and inflation. Although in recent years returns on both types of securities have moved more in sync, this has not been the case over the long run.

2. Wouldn't an economic slowdown hurt the performance of bonds?

No, just the opposite. A slower economy would likely lead to lower interest rates, which drive bond prices up. Again, the key concept here is the inverse relationship between interest rates and bond prices. One interesting note: many economists are projecting slower economic growth in 1998, which could help bond prices.

3. Are the yields on bonds lower now than they have been in recent years?

It's true that bond yields are lower than they were five or ten years ago, but it's important to look at the real rate of return, which is a better way to judge performance. An investment's "real" return is its return after inflation. So, in the case of bonds, it's the yield less the rate of inflation. As of September 30, 1997, the real rate of return on 30-year U.S. Treasuries was 4.2% (6.4% yield- 2.2% inflation rate). This "real" return is more than double the historical average rate of 1.8%.

Real rates of return (yield minus inflation) are now significantly higher than their historical average.

Historical
Real Rate of Return               1.8%

Current
Real Rate of Return               4.2%

Real rate of return and historical average based on yield of 30-year Treasury bonds, less the rate of inflation (represented by the CPI). Current real rate of return as of 9/30/97. Historical rate of return from 12/31/25-12/31/96.
Past performance is no indication of future results.

To further illustrate this point, compare the real rate of return on bonds with that of another investment, such as CDs. CDs and other government-insured instruments are widely viewed as safe investments (unlike bond funds, CDs are guaranteed as to repayment of principal and interest), but in the end you can lose earning potential. In the early 1980s, for example, CDs were yielding around 15%, but after taxes and inflation a 15% CD barely broke even.

Don't Limit Your Earning Potential
Some safe investments can be a losing proposition

[LINE GRAPH APPEARS HERE]

                                 CD RATE AFTER
                                    TAX AND
    CD RATE                        INFLATION
--------------------------------------------------
        7.9                               -0.85
--------------------------------------------------
        5.3                                   0
--------------------------------------------------
        5.1                                  -1
--------------------------------------------------
        8.6                                -3.3
--------------------------------------------------
       10.4                                  -8
--------------------------------------------------
        7.1                                -2.5
--------------------------------------------------
        5.8                                -1.1
--------------------------------------------------
        6.1                                -2.9
--------------------------------------------------
        8.9                                -4.8
--------------------------------------------------
         12                               -7.83
--------------------------------------------------
       13.8                                -6.3
--------------------------------------------------
       16.9                               -0.85
--------------------------------------------------
       13.3                                 2.5
--------------------------------------------------
        9.6                                 1.5
--------------------------------------------------
       11.2                                   2
--------------------------------------------------
        8.5                                0.85
--------------------------------------------------
        6.7                                 2.4
--------------------------------------------------
        7.2                                0.02
--------------------------------------------------
        8.2                                 0.8
--------------------------------------------------
        9.5                                 1.5
--------------------------------------------------
        8.5                                -0.7
--------------------------------------------------
        6.1                                 0.8
--------------------------------------------------
        3.8                                -0.5
--------------------------------------------------
        3.3                                -0.6
--------------------------------------------------
          5                                 0.5
--------------------------------------------------
        6.2                                 1.4
--------------------------------------------------

SOURCE: CD rate is based on the annualized average of 6-month CDs from the Federal Reserve Bulletin. Inflation based on the CPI, and tax rate is based on the maximum federal income tax rate. Past performance is no guarantee of future results. Unlike an investment in stocks and bonds, CDs are guaranteed as to repayment of principal and interest. Investment return from stocks and bonds will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed.

4. Does a bond fund's yield differ from its total return?

A bond fund's yield only indicates the income it is generating at a given point in time. Total return not only takes into account the income a bond fund pays, but also any change in its share price. Once again, keep in mind the previous example showing how the price of a bond goes up and down. A bond's appreciation or depreciation plays a key role in its total return. For example, if you invest in a bond fund with a yield of 7% but its share price falls 8%, you're losing money. So, when you're considering bond funds, it's more important to look at a fund's total return than its current yield.

5. What percentage of my portfolio should be in stocks versus bonds?

It depends on your financial objectives, time frame and risk tolerance. If you previously targeted a percentage of your portfolio for bonds you may need to make a reallocation. That's because the strong stock market rally has caused many portfolios to become top-heavy with equities. To determine what percentage of bonds fits your individual needs, contact your financial advisor. He or she can review your portfolio and recommend what steps you should take.

-----------------
Manager Spotlight
-----------------

Managing Director and Founder of Pacific Investment Management Company William Gross

William Gross is a managing director and founder of Pacific Investment Management Company, a PIMCO Advisors institutional investment firm. He is also the portfolio manager of the highly-rated PIMCO Total Return and Low Duration Funds. Mr. Gross continues to earn praise from the financial community. The Wall Street Journal (8/97) said, "When Bill Gross speaks, Wall Street listens--for good reason." And SmartMoney (9/97) noted that "...his influence over the bond market rivals that of Fed Chairman Alan Greenspan." We recently checked in with Mr. Gross to get his latest views on the economy and the bond market.

Q: Do you view the current economic environment as favorable for bonds?

A: Absolutely. Bonds have a number of things going for them. They thrive in periods of low inflation, which we've had for a number of years now. Beyond this, economic growth is projected to slow down during the next year, which could lead to lower interest rates and create an even more beneficial environment for bond prices.

[PHOTO APPEARS HERE]

Q: How far do you think bond yields could fall during the next year?

A: I think long-term interest rates may come down to six percent, due to the combination of slower economic growth and low inflation. There's also a very favorable supply-and-demand scenario, as investors are reallocating more of their assets into bonds. In fact, more people are beginning to look at bond funds for the first time in several years.

Q: What is your reaction to the trend of investors reallocating assets into bonds?

A: I am encouraged. In my book ("Everything You've Heard About Investing Is Wrong"), I explain that the factors that have driven the stock market's returns will not be repeated in our lifetimes. And I think the total returns offered by bonds will be quite favorable compared to stocks, with substantially less downside risk.

Q: Do you think the Federal Reserve will raise interest rates by the end of the year?

A: Federal Reserve Chairman Alan Greenspan fueled fears of a rate increase during his congressional testimony in October. During his speech he warned about potentially higher wages and prices stemming from the low unemployment rate. Therefore, I think there's a slight chance that the Fed may raise rates by year-end, but interest rates will decline over the long run.

Q: If interest rates change, how will you respond in terms of your portfolio holdings?

If interest rates creep up to the 6.5 percent range, we would view that as a buying opportunity, since we believe that yields could drop to around six percent, as I said. However, if rates continue to fall, we would trim some of our mortgage holdings and move the remaining allocation to lower coupon pass-throughs and adjustable rate mortgages, as refinancing risks would increase.

Q: Are you sticking with your "Butler Creek" outlook for bond yields?

A: The interest rate environment is still behaving like tranquil Butler Creek, which is located near my old home in Middletown, Ohio. What I mean by this is that long-term rates should gently fluctuate within a range of five to seven percent over the next three to five years.

Q: Assuming we continue down "Butler Creek," what is the best strategy for investors going forward?

A: The key to a successful investment strategy in such a calm interest rate environment is generating high income from your bond holdings. This focus differs from high yield, which is associated with junk bonds. A good first simple step is to lengthen the maturity on the bonds in your portfolio, since a bond with a longer duration will yield more than its shorter-term counterpart during periods of low inflation.

To learn more about Bill Gross' PIMCO Total Return and Low Duration Funds refer to pages 16 and 18, respectively, or contact your financial advisor.

The views of Mr. Gross are not indicative of any past or future performance of a PIMCO Fund.

-----------
In The News
-----------

Recent News on PIMCO Funds

PIMCO Funds and its institutional portfolio managers are regularly featured in the press. Here is a sample of some recent articles.

 . The insights of Bill Gross, manager of the PIMCO Total Return and Low Duration Funds continue to be sought out by the press. Over the last three months his views appeared in The Wall Street Journal, Business Week, Barron's, The New York Times and CNN. In September, SmartMoney said Mr. Gross' "influence over the bond market rivals that of Fed Chairman Alan Greenspan."

 . Ben Fischer of the PIMCO Small-Cap Value Fund was interviewed in an August issue of Barron's. In a feature story Mr. Fischer explained his strict investment discipline and his secrets for identifying undervalued small-cap issues.

 . In July and August both The Wall Street Journal and Kiplinger's Personal Finance praised the PIMCO StocksPLUS Fund. Both highlighted the Fund in articles explaining how it has consistently outperformed the S&P 500 Index by investing in stock futures backed with short-term bonds.

 . The Wall Street Journal (8/97) reviewed the benefits of investing in emerging market bonds and referred to the launch of the PIMCO Emerging Markets Bond Fund.

 . Morningstar complimented the PIMCO Total Return Fund in its September, 1997 review of the Fund saying, "This is a great fund that deserves all the attention it gets."

 . In a review (5/97) of the PIMCO High Yield Fund, Morningstar said, "...the Fund has outpaced most of its [high yield] peers over long-term periods, however, other funds take on a lot more risk than this one."

Morningstar Inc., an independent organization, provides investors with information regarding a wide range of investment products. One service offered by Morningstar is assigning star ratings to the mutual funds they track. Funds begin to be rated once they have a three-year record. The highest Morningstar rating is five-stars, and the lowest rating is one-star. Following are the PIMCO Fund family's five- and four-star rated Funds as of September 30, 1997.

-----------------------------------------------------------------------------------------------
  STOCK FUNDS                   Overall             3 Year            5 Year            10 Year
-----------------------------------------------------------------------------------------------
  StockPLUS Fund                ****                4                 4                 -
  Capital Appreciation Fund     ****                4                 4                 -
  Mid-Cap Growth Fund           *****               5                 -                 -
  Equity Income Fund            ****                4                 4                 -
  Renaissance Fund              *****               5                 5                 -
  Value Fund                    *****               5                 5                 -
  Small-Cap Value Fund          ****                4                 4                 -
-----------------------------------------------------------------------------------------------
  BOND FUNDS                    Overall             1 Year            3 Year            5 Year
-----------------------------------------------------------------------------------------------
  Foreign Bond Fund             *****               5                 -                 -
  High Yield Fund               *****               5                 -                 -
  Total Return Fund             *****               4                 4                 5
  Low Duration Fund             ****                4                 4                 4
  Short-Term Fund               ****                4                 4                 -

The chart above is based on September 30, 1997 Morningstar ratings. Overall rating is a weighted average of a fund's 3-, 5- and 10-year ratings (when applicable). During the 3-, 5- and 10-year periods there were 2,143, 1,187 and 638 domestic equity funds and 1,309, 713 and 301 taxable bond funds rated, respectively.

Morningstar ratings reflect historical risk-adjusted performance and are subject to monthly changes. Therefore, past ratings are not a guarantee of future results. The ratings are calculated from a fund's average annual total return with appropriate sales charge adjustment and a risk factor that reflects fund performance relative to three month Treasury bill returns. With the exception of the Renaissance Fund, Morningstar ratings are based on institutional class shares which generally have a $5 million minimum investment. Under special circumstances, institutional shares may be available. Call for details. Class A, B and C shares, which were initially offered on 1/17/97, have not yet been rated by Morningstar. Had Class A, B and C shares been in existence for the same time period as the institutional class shares they may have received different ratings due to Class A, B and C shares' higher expense and sales charges. 5-star ratings are limited to the top 10% of funds in an investment category and the next 22.5% earn 4-stars.

Investor
Services


PIMCO Funds is on the Web
www.pimcofunds.com


A Partial List of What's Available:

Daily Market Insight

Fund Manager
Biographies

Current and Historical Fund Performance

Lipper Rankings

Morningstar Ratings

Summaries of
Fund Portfolio

Risk Analysis

Net Asset Values

Downloadable Literature Section

On-line Literature Requests

Resources for Investment Professionals


PIMCO Funds Distribution Company is pleased to announce the launch of its Web site. You now have around-the-clock access to the most timely and comprehensive information available on all of the PIMCO Funds and their managers. In addition, the site includes daily market commentary from our fund managers, with insights on the economy and other factors affecting the stock and bond markets.


                             [GRAPHIC APPEARS HERE]


You'll find the site to be informative and easy-to-use. It's divided into three main sections: Investment Insight, Fund Information and Resources. And there are several functions that can help you navigate your way around the site. We can be found on the worldwide web at www.pimcofunds.com.


                             [GRAPHIC APPEARS HERE]


Investment Insight

The Investment Insight section provides an overview of the six investment management firms under the PIMCO Advisors L.P. umbrella. You'll find an explanation of each firm's investment philosophy and process, biographies of the investment team, a manager's update and more.


                             [GRAPHIC APPEARS HERE]


Fund Information

In the Fund Information section you'll access detailed profiles of all the PIMCO Funds, including current and historical performance, Lipper rankings and Morningstar ratings. Additionally, we provide a summary of a fund's portfolio--complete with risk analysis data. You can also obtain fund share prices (NAVs), updated each business day. Please read the relevant prospectus carefully before you invest in any PIMCO Fund.


                             [GRAPHIC APPEARS HERE]


Resources

Our Resources section features a variety of useful information, including:

 . an on-line document library that contains prospectuses, applications and other forms that you can view and print

 . a literature-by-mail "catalog", so you can order free materials, such as our popular Investor Guide

 . information about our convenient shareholder services, such as Auto-Invest, Fund Link and our 24-Hour Telephone Information System

 . a listing of the features and benefits of the retirement plans offered by PIMCO Funds.

Questions?

We're sure you'll find the PIMCO Funds Web site to be an invaluable tool. If you have any comments or questions about the site, please call us today at 1-800-426-0107. Or, use the e-mail feature of the site to contact us.

The PIMCO Funds Family


The PIMCO Funds are managed by PIMCO Advisors L.P.--a publicly traded company that specializes in the investment management business. Currently, PIMCO Advisors has $130 billion in assets under management, including $29 billion in mutual funds. Under the PIMCO Advisors L.P. umbrella are six institutional investment management firms--each with a specific investment discipline or style. As primarily "institutional" managers, these firms manage assets for large corporations, pensions and endowments. In fact, they collectively manage assets for 35 of the 100 largest corporations in the United States. To learn more about any of the PIMCO Funds, please call us at 1-800-227-7337.

Bond Funds           Objective                        Primary Portfolio Composition           PIMCO Advisors Manager
---------------------------------------------------------------------------------------------------------------------------
Long-Term U.S.       Maximum total return             Long-term U.S. government bonds         Pacific Investment
Government                                            (8+ year duration)                      Management Company
---------------------------------------------------------------------------------------------------------------------------
Tax Exempt           High current income exempt from  Investment grade municipal bonds        Columbus Circle Investors
                     federal income tax               (3-10 year duration)
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets     Maximum total return             Emerging market bonds                   Pacific Investment
Bond                                                  (0-8 year duration)                     Management Company
---------------------------------------------------------------------------------------------------------------------------
Foreign Bond         Maximum total return             Intermediate-term, investment grade     Pacific Investment
                                                      foreign bonds                           Management Company
                                                      (3-6 year duration)
---------------------------------------------------------------------------------------------------------------------------
Global Bond II       Maximum total return             Intermediate-term, investment grade     Pacific Investment
                                                      U.S. and foreign                        Management Company
                                                      bonds (3-6 year duration)
---------------------------------------------------------------------------------------------------------------------------
High Yield           Maximum total return             High-yield bonds (2-6 year duration)    Pacific Investment
                                                                                              Management Company
---------------------------------------------------------------------------------------------------------------------------
Total Return         Maximum total return             Intermediate-term, investment grade     Pacific Investment
                                                      bonds (3-6 year duration)               Management Company
---------------------------------------------------------------------------------------------------------------------------
Real Return Bond     Maximum real return              Inflation-indexed government bonds      Pacific Investment
                                                                                              Management Company
---------------------------------------------------------------------------------------------------------------------------
Low Duration         Maximum total return             Shorter-term, investment grade bonds    Pacific Investment
                                                      (1-3 year duration)                     Management Company
---------------------------------------------------------------------------------------------------------------------------
Short-Term           Maximum current income           Money market securities and             Pacific Investment
                     consistent with                  short-term bonds                        Management Company
                     preservation of capital and      (up to 1 year duration)
                     daily liquidity
---------------------------------------------------------------------------------------------------------------------------
Money Market         Maximum current income           Short-term money market                 Pacific Investment
                     consistent with preservation     instruments (duration less              Management Company
                     of capital and daily liquidity   than 1 year)
Stock & Bond Funds   Objective                        Primary Portfolio Composition           PIMCO Advisors Manager
---------------------------------------------------------------------------------------------------------------------------
Balanced             Total return                     Stocks, bonds and money market          Cadence/NFJ/Pacific
                                                      instruments                             Investment Management
Stock Funds          Objective                        Primary Portfolio Composition           PIMCO Advisors Manager
---------------------------------------------------------------------------------------------------------------------------
Equity Income        Current income and long-term     Stocks of companies with                NFJ Investment Group
                     growth                           below-average P/Es and above-
                                                      average dividends
---------------------------------------------------------------------------------------------------------------------------
Renaissance          Long-term growth of capital      Income-producing stocks and             Columbus Circle Investors
                     and income                       convertible securities
---------------------------------------------------------------------------------------------------------------------------
StocksPLUS           Total return exceeding the S&P   S&P 500 stock index futures             Pacific Investment
                     500 Index                        backed by a portfolio of                Management Company
                                                      short-term, fixed-income securities
---------------------------------------------------------------------------------------------------------------------------
Value                Long-term growth of capital      Stocks of companies with                NFJ Investment Group
                     and income                       below-average P/Es
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Growth of capital                Stocks of larger-capitalized companies  Cadence Capital Management the manager believes are reasonably
                                                      priced
---------------------------------------------------------------------------------------------------------------------------
Growth               Long-term growth of capital      Stocks of larger-capitalized companies  Columbus Circle Investors
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth       Growth of capital                Stocks of medium-capitalized companies  Cadence Capital Management the manager believes are reasonably
                                                      priced
---------------------------------------------------------------------------------------------------------------------------
Target               Capital appreciation             Stocks of medium-capitalized companies  Columbus Circle Investors
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value      Long-term growth of capital and  Stocks of smaller-capitalized           NFJ Investment Group
                     income                           companies with below-average P/Es
---------------------------------------------------------------------------------------------------------------------------
Opportunity          Capital appreciation             Stocks of smaller-capitalized companies Columbus Circle Investors
---------------------------------------------------------------------------------------------------------------------------
International        Long-term growth of capital      Stocks of non-U.S. companies            Blairlogie Capital Management
Developed                                             in developed markets
---------------------------------------------------------------------------------------------------------------------------
International        Capital appreciation             Stocks of non-U.S. companies in         Blairlogie Capital Management
                                                      developed and emerging markets
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets     Long-term growth of capital      Stocks of non-U.S. companies in         Blairlogie Capital Management
                                                      emerging markets
---------------------------------------------------------------------------------------------------------------------------
Innovation           Capital appreciation             Stocks of technology-related companies  Columbus Circle Investors
---------------------------------------------------------------------------------------------------------------------------
Precious Metals      Capital appreciation             Stocks of precious metals-related       Van Eck Associates*
                                                      companies

*Van Eck Associates serves as a sub-advisor to the Fund and is unaffiliated with PIMCO Advisors L.P.

PIMCO Funds Financial Information


We are pleased to present an in-depth review of the PIMCO Funds as of September 30, 1997. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.


Page 11-22  Fund Summary
A summary of a Fund's performance record and portfolio composition, and a review by the Fund's investment manager.

Page 23-59  Schedule of Investments
The schedule of investments includes a listing of securities in the Fund's portfolio as of September 30, 1997, including the number of shares or principal amount and value as of that date.

                                                                                   Schedule of
Fund                                         Fund Summary                          Investments
Long-Term U.S. Government Fund               Page 11                               Page 23
Foreign Bond Fund                            Page 12                               Page 24
Global Bond Fund II                          Page 13                               Page 28
Emerging Markets Bond Fund                   Page 14                               Page 31
High Yield Fund                              Page 15                               Page 33
Total Return Fund                            Page 16                               Page 36
Real Return Bond Fund                        Page 17                               Page 48
Low Duration Fund                            Page 18                               Page 49
Short-Term Fund                              Page 19                               Page 54
Money Market Fund                            Page 20                               Page 56
StocksPLUS Fund                              Page 21                               Page 57

Page 60-67  Financial Highlights
This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total return, the chart reports distributions, asset size, expense ratios and portfolio turnover rate.

Page 68-69  Statement of Assets and Liabilities
A "balance sheet" of a Fund as of the last day of the reporting period. It includes the Fund's Class level NAVs per share by dividing the Fund's Class level net assets (assets minus liabilities) by the number of Class level shares outstanding.

Page 70-71  Statement of Operations
This statement lists a Fund's income, expenses, and gains and losses on securities and currency transactions, and from appreciation or depreciation on portfolio holdings.

Page 72-73  Statement of Changes in Net Assets
This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 74  Statement of Cash Flow
This reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 75-82  Notes to Financial Statements
A description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

------------------
September 30, 1997      PIMCO Long-Term U.S. Government Fund
------------------

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily longer-term U.S. government securities.

DURATION RANGE:
(Greater than or equal to) 8 years

TOTAL NET ASSETS:
$44 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:
Pacific Investment Management Company

-------------
PERFORMANCE*
-------------

Average Annual Total Return   For periods ended 9/30/97

             A Shares             B Shares             C Shares       Lipper Gen.   Lehman          Lehman
             (INCEP. 7/01/91)     (INCEP. 7/01/91)  (INCEP. 7/01/91)  U.S. Govt.    Int. & 20+      Aggregate
                     Adjusted             Adjusted      Adjusted      Fund Average  Treasury Index  Bond Index
--------------------------------------------------------------------------------------------------------------
1 year       14.3%       9.1%     13.6%       8.6%       12.7%           8.7%          12.7%         9.7%
3 years      13.2%      11.5%     13.0%      12.2%       13.0%           8.2%          12.2%         9.5%
5 years       9.7%       8.7%      9.6%       9.3%        9.6%           5.7%           8.6%         6.9%
Inception    12.5%      11.6%     12.4%       n/a        12.4%            --             --           --

                           [LINE GRAPH APPEARS HERE]

     Change in Value of $10,000
     Invested at the Fund's inception

                                                                      Lehman Int        Lehman
                       PIMCO Long-     PIMCO Long-     PIMCO Long-    & 20+ Treas.     Agg. Bond
Date                     Term A          Term B          Term C         Index            Index
----                   -----------    ------------     -----------    ------------     ---------
06/30/91                9,550.00        10,000.00       10,000.00       10,000.00       10,000.00
07/31/91                9,681.52        10,137.72       10,137.72       10,157.31       10,138.67
08/31/91               10,057.13        10,531.02       10,531.02       10,507.67       10,358.07
09/30/91               10,395.42        10,885.25       10,885.25       10,831.37       10,567.97
10/31/91               10,448.26        10,940.58       10,940.58       10,847.92       10,685.63
11/30/91               10,588.68        11,087.62       11,087.62       10,899.71       10,783.61
12/31/91               11,286.57        11,818.40       11,818.40       11,549.88       11,103.86
01/31/92               10,968.30        11,485.13       11,485.13       11,191.31       10,952.80
02/29/92               11,024.19        11,543.66       11,543.66       11,250.15       11,024.02
03/31/92               10,989.53        11,507.36       11,507.36       11,125.87       10,961.87
04/30/92               10,935.64        11,450.93       11,450.93       11,102.25       11,041.05
05/31/92               11,326.44        11,860.15       11,860.15       11,414.49       11,249.39
06/30/92               11,490.87        12,032.32       12,032.32       11,563.76       11,404.21
07/31/92               12,034.42        12,601.49       12,601.49       12,046.07       11,636.88
08/31/92               12,276.19        12,854.65       12,854.65       12,123.18       11,754.77
09/30/92               12,492.86        13,081.53       13,081.53       12,299.65       11,894.10
10/31/92               12,182.38        12,756.42       12,756.42       12,045.80       11,736.41
11/30/92               12,310.59        12,890.67       12,890.67       12,111.97       11,739.06
12/31/92               12,633.11        13,228.38       13,226.38       12,442.71       11,925.73
01/31/93               12,970.32        13,581.49       13,581.49       12,776.66       12,154.42
02/28/93               13,491.09        14,126.80       14,126.80       13,187.00       12,367.19
03/31/93               13,563.52        14,202.64       14,202.64       13,217.18       12,418.72
04/30/93               13,669.58        14,313.70       14,313.70       13,314.61       12,505.20
05/31/93               13,722.41        14,369.02       14,369.02       13,370.54       12,521.12
06/30/93               14,403.22        15,081.91       15,081.91       13,901.34       12,748.04
07/31/93               14,612.66        15,301.22       15,301.22       14,133.35       12,820.14
08/31/93               15,170.57        15,885.41       15,885.41       14,662.98       13,044.85
09/30/93               15,220.58        15,937.78       15,937.78       14,703.08       13,080.68
10/31/93               15,298.58        16,019.45       16,019.45       14,808.59       13,129.56
11/30/93               14,884.07        15,585.42       15,585.42       14,467.70       13,017.87
12/31/93               14,979.72        15,685.57       15,685.57       14,505.41       13,088.42
01/31/94               15,323.02        16,045.04       16,045.04       14,827.57       13,265.14
02/28/94               14,723.38        15,417.15       15,417.15       14,253.11       13,034.68
03/31/94               14,123.89        14,789.42       14,789.42       13,650.57       12,713.32
04/30/94               13,883.31        14,537.50       14,537.50       13,488.32       12,611.80
05/31/94               13,840.13        14,492.28       14,492.28       13,387.71       12,610.03
06/30/94               13,760.55        14,408.96       14,408.96       13,258.50       12,582.16
07/31/94               14,102.68        14,767.20       14,767.20       13,722.30       12,832.09
08/31/94               14,133.85        14,799.84       14,799.84       13,605.04       12,846.01
09/30/94               13,692.98        14,338.19       14,338.19       13,160.62       12,658.91
10/31/94               13,603.56        14,244.57       14,244.57       13,118.90       12,647.63
11/30/94               13,562.71        14,201.79       14,201.79       13,203.12       12,619.54
12/31/94               13,872.84        14,526.53       14,526.53       13,411.34       12,706.68
01/31/95               14,235.37        14,906.15       14,906.15       13,767.13       12,958.15
02/28/95               14,728.52        15,422.54       15,422.54       14,140.63       13,266.24
03/31/95               14,900.79        15,602.93       15,602.93       14,269.38       13,347.64
04/30/95               15,156.68        15,870.87       15,870.87       14,516.99       13,534.08
05/31/95               16,317.98        17,086.89       17,086.89       15,584.11       14,057.81
06/30/95               16,504.70        17,282.41       17,282.41       15,759.02       14,160.88
07/31/95               16,219.88        16,984.17       16,984.17       15,516.15       14,129.25
08/31/95               16,586.29        17,367.84       17,367.84       15,848.85       14,299.77
09/30/95               16,943.92        17,742.33       17,742.33       16,127.51       14,438.89
10/31/95               17,361.75        18,179.85       18,179.85       16,558.00       14,626.66
11/30/95               17,788.64        18,626.85       18,626.85       16,942.22       14,845.84
12/31/95               18,253.06        19,113.15       19,113.15       17,364.12       15,054.19
01/31/96               18,281.73        19,143.18       19,143.18       17,376.44       15,154.16
02/29/96               17,430.43        18,251.76       18,251.76       16,586.44       14,890.74
03/31/96               17,110.75        17,917.01       17,917.01       16,270.82       14,787.23
04/30/96               16,731.11        17,519.49       17,519.49       16,013.90       14,704.07
05/31/96               16,752.87        17,542.28       17,542.28       15,939.44       14,674.22
06/30/96               17,089.52        17,894.79       17,894.79       16,267.63       14,871.28
07/31/96               17,034.02        17,836.67       17,836.67       16,273.73       14,911.97
08/31/96               16,916.13        17,713.22       17,713.22       16,072.41       74,886.98
09/30/96               17,386.67        18,205.94       18,205.94       16,505.37       15,146.41
10/31/96               18,132.92        18,987.36       18,987.36       17,132.50       15,481.93
11/30/96               18,815.58        19,702.18       19,702.18       17,666.93       15,747.11
12/31/96               18,382.57        19,248.77       19,248.77       17,263.24       15,600.70
01/31/97               18,290.66        19,137.13       19,154.45       17,138.81       15,648.47
02/28/97               18,327.24        19,162.00       19,181.27       17,145.80       15,687.40
03/31/97               17,865.40        18,669.54       18,686.39       16,721.40       15,513.56
04/30/97               18,263.79        19,072.80       19,088.15       17,114.81       15,745.79
05/31/97               18,475.65        19,280.70       19,296.21       17,303.59       15,894.63
06/30/97               18,834.08        19,643.17       19,658.98       17,632.52       16,083.29
07/31/97               19,873.72        20,715.69       20,730.39       18,618.17       16,517.01
08/31/97               19,366.94        20,172.94       20,189.33       18,135.81       16,376.12
09/30/97               19,866.61        20,681.30       20,698.10       18,607.66       16,617.64

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares. Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. See page 22 for Footnotes, which include additional details.

----------------------
PORTFOLIO COMPOSITION
----------------------

Maturity Profile
-------------------------------------------------------------------------------
1 year or less                                                            60%
-------------------------------------------------------------------------------
1-5 years                                                                 14%
-------------------------------------------------------------------------------
5-10 years                                                                 1%
-------------------------------------------------------------------------------
10-20 years                                                                6%
-------------------------------------------------------------------------------
20-30 years                                                               19%
-------------------------------------------------------------------------------
Average Maturity:                                                  16.5 years
-------------------------------------------------------------------------------
Duration:                                                          10.1 years
-------------------------------------------------------------------------------

Sector Breakdown
-------------------------------------------------------------------------------
Mortgage-Backed Securities                                               52.3%
-------------------------------------------------------------------------------
U.S. Treasury Obligations                                                46.0%
-------------------------------------------------------------------------------
Short-Term Instruments                                                    1.7%
-------------------------------------------------------------------------------

Quality Breakdown
-------------------------------------------------------------------------------
AAA                                                                        97%
-------------------------------------------------------------------------------
AA                                                                          3%
-------------------------------------------------------------------------------

-------------------
PORTFOLIO INSIGHTS
-------------------

The Long-Term U.S. Government Fund posted excellent results over the six-month period ended September 30, 1997, as the Class A shares returned 11.2% and Classes B and C both returned 10.8%. These returns outpaced the Lipper General U.S. Government Fund Average by over five percentage points. The Fund also performed well over the long term, outpacing the Lipper average over the three- and five-year periods and since its inception.

     Interest rates fell sharply during the second and third quarters, in response to lower expectations for accelerating inflation. The decline in interest rates led to a rise in bond prices, with long-term bonds benefiting the most, as they are more sensitive to interest rate changes than their shorter-term counterparts.

     The Fund's sizable allocation in mortgage-backed securities over the period also contributed to performance. These instruments outperformed Treasuries, due to higher initial yields and improving relative valuations. Both fixed and adjustable-rate mortgages added incremental yield, while prices remained relatively stable due to decreasing prepayment risk. In general, the mortgage-backed sector was supported by strong demand in the market for high quality, liquid securities with attractive yield premiums over Treasuries.

     Going forward, the manager anticipates that long-term bonds will continue to trade within a 5-7% range over the next three to five years. With that in mind, the manager plans to maintain an above-index duration for the Fund in anticipation that interest rates will decline toward the lower end of that range over the long term.

                                         See page 23 for financial details.   11

------------------
September 30, 1997   PIMCO Foreign Bond Fund
------------------

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily investment grade foreign bonds.

DURATION RANGE:
3-6 years

TOTAL NET ASSETS:
$332 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:
Pacific Investment Management Company

------------
PERFORMANCE*
------------

Average Annual Total Return   For periods ended 9/30/97

            A Shares          B Shares           C Shares           Lipper Intl.    J.P. Morgan
            (INCEP. 12/2/92)  (INCEP. 12/2/92)   (INCEP. 12/2/92)   Income Fund     Non-U.S.
                    Adjusted          Adjusted    Adjusted          Average         Index (Hedged)
--------------------------------------------------------------------------------------------------
1 year      13.4%       8.3%  12.8%       7.8%      11.8%              4.0%            12.6%
3 years     16.2%      14.4%  16.0%      15.2%      16.0%              9.1%            13.5%
Inception   11.6%      10.5%  11.5%      11.2%      11.5%               --               --

Change in Value of $10,000
Invested at the Fund's inception


                           [LINE GRAPH APPEARS HERE]

                                                   JP MORGAN
                 PIMCO      PIMCO      PIMCO       NON-U.S.
  MONTH          FOREIGN A  FOREIGN B  FOREIGN C   INDEX
=============    =========  =========  =========  ===========
  12/31/92        9,550.00  10,000.00  10,000.00   10,000.00
  01/31/93        9,629.57  10,083.32  10,083.32   10,091.00
  02/28/93        9,841.30  10,305.03  10,305.03   10,273.65
  03/31/93        9,878.15  10,343.61  10,343.61   10,279.82
  04/30/93        9,878.14  10,343.61  10,343.61   10,280.84
  05/31/93        9,967.46  10,437.13  10,437.13   10,338.42
  06/30/93       10,203.26  10,684.04  10,684.04   10,549.32
  07/31/93       10,364.01  10,852.37  10,852.37   10,667.47
  08/31/93       10,615.90  11,116.12  11,116.12   10,889.36
  09/30/93       10,658.04  11,160.25  11,160.25   10,936.18
  10/31/93       10,816.62  11,326.30  11,326.30   11,081.63
  11/30/93       10,847.18  11,358.30  11,358.30   11,159.20
  12/31/93       11,116.33  11,640.13  11,640.13   11,390.20
  01/31/94       11,130.87  11,655.36  11,655.36   11,333.25
  02/28/94       10,835.65  11,346.23  11,346.23   11,078.25
  03/31/94       10,647.29  11,149.00  11,149.00   10,977.44
  04/30/94       10,547.21  11,044.20  11,044.20   10,899.49
  05/31/94       10,392.55  10,882.25  10,882.25   10,778.51
  06/30/94       10,201.30  10,681.98  10,681.98   10,668.57
  07/31/94       10,265.90  10,749.63  10,749.63   10,738.98
  08/31/94       10,165.05  10,644.03  10,644.03   10,635.88
  09/30/94       10,181.87  10,661.64  10,661.64   10,645.46
  10/31/94       10,221.18  10,702.80  10,702.80   10,686.97
  11/30/94       10,372.54  10,861.30  10,861.30   10,837.66
  12/31/94       10,304.70  10,790.26  10,790.26   10,812.73
  01/31/95       10,374.77  10.863.64  10,863.64   10,930.59
  02/28/95       10,443.36  10,935.45  10,935.45   11,071.60
  03/31/95       10,450.80  10,943.24  10,943.24   11,297.46
  04/30/95       10,706.53  11,211.02  11,211.02   11,477.09
  05/31/95       11,126.76  11,651.06  11,651.06   11,853.54
  06/30/95       11,059.64  11,580.77  11,580.77   11,814.42
  07/31/95       11,270.81  11,801.90  11,801.90   11,963.28
  08/31/95       11,485.66  12,026.87  12,026.87   12,067.36
  09/30/95       11,649.30  12,198.22  12,198.22   12,258.02
  10/31/95       11,844.42  12,402.54  12,402.54   12,395.32
  11/30/95       12,308.90  12,888.90  12,888.90   12,666.77
  12/31/95       12,491.43  13,080.03  13,080.03   12,784.57
  01/31/96       12,797.78  13,400.82  13,400.82   12,939.27
  02/29/96       12,525.02  13,115.20  13,115.20   12,786.59
  03/31/96       12,728.88  13,328.67  13,328.67   12,892.71
  04/30/96       13,037.38  13,651.70  13,651.70   13,047.43
  05/31/96       13,087.62  13,704.31  13,704.31   13,136.15
  06/30/96       13,236.35  13,860.05  13,860.05   13,245.18
  07/31/96       13,364.97  13,994.74  13,994.74   13,344.52
  08/31/96       13,692.86  14,338.07  14,338.07   13,522.00
  09/30/96       14,077.09  14,740.40  14,740.40   13,810.02
  10/31/96       14,424.88  15,104.59  15,104.59   14,037.88
  11/30/96       14,774.04  15,470.20  15,470.20   14,318.64
  12/31/96       14,850.99  15,550.78  15,550.78   14,338.69
  01/31/97       15,082.67  15,791.81  15,796.48   14,517.93
  02/28/97       15,158.08  15,861.30  15,865.98   14,610.84
  03/31/97       14,962.54  15,647.17  15,651.79   14,533.41
  04/30/97       15,097.20  15,778.61  15,783.27   14,690.37
  05/31/97       15,169.67  15,844.88  15,849.56   14,766.76
  06/30/97       15,470.03  16,147.51  16,152.28   15,017.79
  07/31/97       15,692.80  16,370.35  16,375.18   15,256.57
  08/31/97       15,623.75  16,286.86  16,291.67   15,274.88
  09/30/97       15,956.54  16.422.37  16,627.28   15,545.25

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares. Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 22 for Footnotes, which include additional details.

---------------------
PORTFOLIO COMPOSITION
---------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                              80%
--------------------------------------------------------------------------------
1-5 years                                                                    5%
--------------------------------------------------------------------------------
5-10 years                                                                  14%
--------------------------------------------------------------------------------
10-20 years                                                                  1%
--------------------------------------------------------------------------------
Average Maturity                                                      7.7 years
--------------------------------------------------------------------------------
Duration                                                              4.9 years
--------------------------------------------------------------------------------
Top 10 Countries
--------------------------------------------------------------------------------
1.  United States                                       6.   Germany
--------------------------------------------------------------------------------
2.  Japan                                               7.   Australia
--------------------------------------------------------------------------------
3.  Italy                                               8.   United Kingdom
--------------------------------------------------------------------------------
4.  Canada                                              9.   Sweden
--------------------------------------------------------------------------------
5.  Finland                                             10.  France
--------------------------------------------------------------------------------
Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         79%
--------------------------------------------------------------------------------
AA                                                                           2%
--------------------------------------------------------------------------------
A                                                                            5%
--------------------------------------------------------------------------------
BBB                                                                          8%
--------------------------------------------------------------------------------
BB                                                                           6%
--------------------------------------------------------------------------------

------------------
PORTFOLIO INSIGHTS
------------------

The Foreign Bond Fund turned in a strong performance during the six-month period ended September 30, 1997, posting returns of 6.7% for the Class A shares and 6.2% for both the Class B and C shares. These returns outperformed the Lipper International Income Fund Average by two percentage points. The Fund also performed well over the long term, as it outperformed the Lipper average for the three-year period and since its inception.

     Country selection helped the Fund's returns during the second and third quarters of the calendar year. It benefited from an over-weighted position in Australia, one of the world's top performing bond markets during the period, as these holdings saw significant price increases resulting from continued low inflation. In addition, the country's bond market was helped by the perception that economic weakness in the region would impact future exports, leading to lower growth estimates.

     Within Europe, the Fund benefited from an emphasis on countries preparing to join the European Monetary Union (EMU). Under the EMU, many of the most important European countries will share the same currency and have a stricter, unified fiscal policy. The Fund's focus led to an over-weighting in Finland versus lower-yielding European countries such as France, the Netherlands, and Belgium. A small, tactical exposure in Italy was also taken, as it became more probable that Italy would be a first-round EMU participant. Positions in Sweden also helped performance, as the market overestimated the amount of future central bank tightening, creating opportunities in two- and three-year maturities.

     Interest rate strategies were also beneficial for the Fund's performance. While the Fund trimmed its duration from 5.3 years to 4.9 years during the last quarter, it maintained an above-index duration. This stance enhanced the Fund's returns, as yields fell around much of the globe.

     In an attempt to control risk, the Fund generally hedges at least 75% of its foreign security holdings against unfavorable currency fluctuations. However, the Fund's limited currency trading ability recently detracted from performance. In Europe, the Fund was under-weighted in the Swiss franc versus the German mark and Spanish peseta. Flows from the EMU zone countries caused the Swiss currency to appreciate despite its low yields. Small emerging currency positions also muted performance, due to devaluations in Asia and the Czech Republic.

     Looking ahead, the manager forecasts further interest rate declines across many of the world's major markets, and anticipates maintaining the Fund at an above-index duration. The Fund will continue to invest in high quality fixed-income securities that the manager believes to be among the safest and most liquid within the foreign bond market.

12                                         See page 24 for financial details.

------------------
September 30, 1997   PIMCO Global Bond Fund II
------------------

OBJECTIVE:
Maximum total return, consistent with preservation of capital (U.S. and Non-U.S.).

PORTFOLIO:
Primarily investment grade U.S. and foreign bonds.

DURATION RANGE:
3-6 years

TOTAL NET ASSETS:
$19 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:
Pacific Investment Management Company

------------
PERFORMANCE*
------------

Average Annual Total Return   For periods ended 9/30/97

            A Shares          B Shares          C Shares          Lipper Global   J.P. Morgan
            (INCEP. 10/2/95)  (INCEP. 10/2/95)  (INCEP. 10/2/95)  Income Fund     Global Index
                   Adjusted          Adjusted     Adjusted        Average         (Hedged)
----------------------------------------------------------------------------------------------
1 year      12.3%      7.3%   11.5%      6.5%      10.5%              7.7%           11.4%
Inception   13.7%     11.1%   13.1%     11.3%      13.1%               --              --

Change in Value of $10,000
Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]

                       PIMCO             PIMCO           PIMCO          J.P Morgan
                       Global            Global          Global         Global
     MONTH             Bond II A         Bond II B       Bond II C      Index
================    ===============================================   =============


    10/31/95            9,550.00        10,000.00       10,000.00       10,000.00
    11/30/95            9,874.70        10,340.00       10,340.00       10,191.00
    12/31/95           10,028.75        10,503.37       10,503.37       10,302.08
    01/31/96           10,220.29        10,703.99       10,703.99       10,406.13
    02/29/96           10,026.11        10,500.61       10,500.61       10,257.32
    03/31/96           10,046.16        10,516.36       10,516.36       10,278.86
    04/30/96           10,174.75        10,642.56       10,642.56       10,334.37
    05/31/96           10,165.59        10,637.24       10,627.66       10,372.60
    06/30/96           10,255.05        10,724.46       10,725.43       10,471.15
    07/31/96           10,310.43        10,774.87       10,775.84       10,529.78
    08/31/96           10,559.94        11,018.38       11,019.38       10,614.02
    09/30/96           10,799.65        11,261.89       11,262.90       10,814.25
    10/31/96           11,041.56        11,517.53       11,508.44       11,009.28
    11/30/96           11,314.29        11,784.74       11,785.79       11,215.16
    12/31/96           11,284.87        11,757.63       11,748.07       11,188.25
    01/31/97           11,380.80        11,838.76       11,839.71       11,283.35
    02/28/97           11,459.32        11,913.34       11,914.30       11,334.12
    03/31/97           11,301.18        11,741.79       11,742.73       11,254.79
    04/30/97           11,435.67        11,874.47       11,875.43       11,392.09
    05/31/97           11,524.87        11,958.78       11,959.74       11,468.15
    06/30/97           11,721.94        12,156.10       12,157.08       11,638.42
    07/31/97           11,965.76        12,400.44       12,401.44       11,886.04
    08/31/97           11,921.48        12,347.12       12,348.11       11,844.44
    09/30/97           12,143.22        12,169.37       12,570.38       12,043.43

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares. Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty .See page 22 for Footnotes, which include additional details.

---------------------
PORTFOLIO COMPOSITION
---------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                              69%
--------------------------------------------------------------------------------
1-5 years                                                                   10%
--------------------------------------------------------------------------------
5-10 years                                                                  17%
--------------------------------------------------------------------------------
10-20 years                                                                  1%
--------------------------------------------------------------------------------
20-30 years                                                                  3%
--------------------------------------------------------------------------------
Average Maturity                                                      8.1 years
--------------------------------------------------------------------------------
Duration                                                              5.4 years
--------------------------------------------------------------------------------
Top 10 Countries
--------------------------------------------------------------------------------
1.  United States                                      6.  Germany
--------------------------------------------------------------------------------
2.  United Kingdom                                     7.  Italy
--------------------------------------------------------------------------------
3.  Finland                                            8.  Poland
--------------------------------------------------------------------------------
4.  Canada                                             9.  Spain
--------------------------------------------------------------------------------
5.  Sweden                                             10. Mexico
--------------------------------------------------------------------------------
Quality Breakdown
--------------------------------------------------------------------------------
AAA                                                                         67%
--------------------------------------------------------------------------------
AA                                                                           2%
--------------------------------------------------------------------------------
A                                                                           14%
--------------------------------------------------------------------------------
BBB                                                                         10%
--------------------------------------------------------------------------------
BB                                                                           7%
--------------------------------------------------------------------------------

------------------
PORTFOLIO INSIGHTS
------------------

The Global Bond Fund II posted strong results over the past six months, returning 7.4% for the Class A shares, and 7.0% for both the Class B and C shares. These returns compared favorably to the Lipper Global Income Bond Fund Average, which posted a 5.7% return during that period. The Fund also performed well over the long term, outperforming the Lipper average since its inception.

     The Fund's largest country allocation continues to be in the U.S., where its mortgage-backed securities performed well. Historically, these securities pay a higher yield than Treasuries, in return for the increased risk associated with mortgage prepayments. However, these issues have outperformed Treasuries with minimal additional risk, as declining volatility reduced the threat of prepayments.

     Another positive for the Fund was its astute foreign country selection. The Fund held over-weighted positions in dollar bloc countries such as Australia and Canada, two of the world's top performing markets. And small exposures to developing country debt also boosted performance, as Argentine, Mexican, and Polish securities posted 10-20 percent returns over the six-month period.

     Within Europe, the Fund benefited from an emphasis on countries preparing to join the European Monetary Union (EMU). Under the EMU, many of the most important European countries will share the same currency and have a stricter, unified fiscal policy. The Fund added incremental yield from its holdings in Finland and exposure to Italian bonds was also beneficial, as it became more probable that Italy would be a first-round EMU participant. Positions in Sweden also helped performance, as the market overestimated the amount of future central bank tightening, creating opportunities in two- and three-year maturities.

     Overall, interest rate strategies were also beneficial for the Fund's performance, as an above-index duration added to absolute and relative returns in an environment where yields fell in the U.S. and in many foreign markets.

     In an attempt to control risk, the Fund generally hedges at least 75% of its foreign security holdings against unfavorable currency fluctuations. However, the Fund's limited currency trading ability recently detracted from performance. In Europe, the Fund was under-weight in the Swiss franc versus the German mark and Spanish peseta.

     Going forward, the manager currently believes that global economic conditions are favorable for fixed-income securities and that interest rates will continue to decline. As a result the manager anticipates that the Fund will maintain an above-index duration in the coming months.

                                        See page 28 for financial details.    13

------------------
September 30, 1997      PIMCO Emerging Markets Bond Fund
------------------

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:
Primarily emerging market bonds.

DURATION RANGE:
0-8 years

TOTAL NET ASSETS:
$4 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:
Pacific Investment Management Company

------------
PERFORMANCE*
------------

Total Return   For period ended 9/30/97


            A Shares           B Shares           C Shares            Lipper             J.P. Morgan
            (INCEP. 7/31/97)   (INCEP. 7/31/97)   (INCEP. 7/31/97)    Emerg. Mkts.       Emerg. Markets
                    Adjusted           Adjusted   Adjusted            Debt Fund Avg.     Bond Fund Index
--------------------------------------------------------------------------------------------------------
Inception   1.5%       -3.1%   1.3%       -3.7%   0.4%                2.3%               2.3%


                          Change in Value of $10,000
                          Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]

                     PIMCO            PIMCO            PIMCO
                    Emerging         Emerging         Emerging          JP Morgan
   MONTH            Markets A        Markets B        Markets C       Emerging Mkts
 ===========      =============    =============    =============     =============
   07/31/97          9,550.00        10,000.00       10,000.00          10,000.00
   08/31/97          9,434.45         9,870.00        9,872.00           9,959.53
   09/30/97          9,692.95         9,633.53       10,034.60          10,264.29

   *Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. The line graph above reflects the performance of the Fund's retail class shares since inception. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 22 for Footnotes, which include additional details.

---------------------
PORTFOLIO COMPOSITION
---------------------

Maturity Profile


------------------------------------
1 year or less                89%
------------------------------------
1-5 years                      4%
------------------------------------
5-10 years                     7%
------------------------------------
Average Maturity        3.1 years
------------------------------------
Duration                2.3 years
------------------------------------

Top 10 Countries


------------------------------------
1.   Brazil        6.   Equador
------------------------------------
2.   Argentina     7.   Bulgaria
------------------------------------
3.   Venezuela     8.   Poland
------------------------------------
4.   Mexico        9.   Germany
------------------------------------
5.   France       10.   Canada
------------------------------------

Quality Breakdown


------------------------------------
AAA                           75%
------------------------------------
BBB                            7%
------------------------------------
BB                             8%
------------------------------------
B                             10%
------------------------------------

------------------
PORTFOLIO INSIGHTS
------------------

The Emerging Markets Bond Fund was launched on July 31, 1997. The Fund seeks total return through investment in bonds issued in emerging market countries that can offer higher yields and strong capital appreciation potential. Investing in emerging market bonds can entail special risks, including less liquidity as well as adverse foreign, economic and political developments. From its inception through September 30, 1997, the Fund's Class A shares returned 1.5%.

   Interest rate strategies were positive for the Fund's performance, as an above-index duration added to absolute and relative returns in an environment where yields fell around much of the globe.

   Country selection focused on higher yielding markets, such as Bulgaria and Ecuador, as well as areas that the Fund's manager believed were improperly valued in the market, such as Poland and the Philippines. Although country selection added value, cumulative results were dampened by a large under-weight in Russia, which was one of the best performing markets over this period. Our allocations in short-term local currency instruments including the Fund's small exposure to Asian local currency debt, also hurt relative returns. Over the longer term, however, we expect this allocation could add 200-300 basis points above U.S. cash rates.

   As the difference between emerging market yields and those in the U.S. tightens, the Fund's manager plans to invest only in select opportunities. Going forward these include Argentine, Romanian, and Polish bonds, and diversified exposure to selected emerging market currencies, with the largest allocations in Chile, Indonesia, and Greece.




14                                         See page 31 for financial details.

--------------------
 September 30, 1997        PIMCO High Yield Fund
--------------------

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily high yield bonds.

DURATION RANGE:
2-6 years

TOTAL NET ASSETS:
$1,497 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:
Pacific Investment Management Company


------------
PERFORMANCE*
------------
Average Annual Total Return   For periods ended 9/30/97

                A Shares                 B Shares                 C Shares            Lipper High      Lehman BB
                (INCEP. 12/15/92)        (INCEP. 12/15/92)        (INCEP. 12/15/92)   Current Yield    Int. Corp.
                             Adjusted                 Adjusted    Adjusted            Fund Avg.        Index
-----------------------------------------------------------------------------------------------------------------
1 year          15.1%        10.0%       14.5%         9.5%       13.5%               15.6%            13.1%
3 years         14.5%        12.8%       14.3%        13.5%       14.3%               13.3%            12.5%
Inception       13.2%        12.2%       13.1%        12.8%       13.1%               --               --

                          Change in Value of $10,000
                       Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]


                PIMCO             PIMCO             PIMCO           LEHMAN BB
                HIGH              HIGH              HIGH            INT CORP
MONTH          YIELD A           YIELD B           YIELD C            INDEX
================================================================================
12/31/92       9,550.00         10,000.00         10,000.00        10,000.00
01/31/93       9,767.52         10,227,77         10,227,77        10,211.00
02/28/93       9,947.52         10,416,25         10,416.25        10,361.10
03/31/93      10,148,47         10,626.67         10,626.67        10,478.18
04/30/93      10,256.10         10,739.37         10,739.37        10,566.20
05/31/93      10,331.34         10,818.15         10,818.15        10,644.39
06/30/93      10,612.45         11,112.45         11,112.51        10,870.05
07/31/93      10,687.53         11,191.13         11,191.13        10,979.84
08/31/93      10,807.44         11,316.69         11,316.69        11,107.20
09/30/93      10,861.58         11,373.38         11,373.38        11,188.29
10/31/93      11,153.21         11,678.75         11,678.75        11,338.21
11/30/93      11,239.17         11,768.76         11,768.76        11,367.69
12/31/93      11,336.10         11,870.26         11,870.26        11,465.45
01/31/94      11,577.65         12,123.19         12,123.19        11,656.93
02/28/94      11,575.31         12,120.74         12,120.74        11,644.10
03/31/94      11,229.36         11,758.49         11,758.49        11,287.79
04/30/94      11,131.61         11,656.14         11,656.14        11.221.20
05/31/94      11,212.70         11,741.05         11,741.05        11,231.30
06/30/94      11,228.10         11,757.17         11,757.17        11,264.99
07/31/94      11,333.96         11,868.03         11,868.03        11,402.42
08/31/94      11,429.60         11,968.17         11,968.17        11,523.29
09/30/94      11,508.64         12,050.93         12,050.93        11,544.03
10/31/94      11,514.83         12,057.41         12,057.41        11,570.58
11/30/94      11,469.14         12,009.57         12,009.57        11,491.90
12/31/94      11,607.82         12,154.79         12,154.79        11,563.15
01/31/95      11,722.50         12,274.87         12,274.87        11,749.32
02/28/95      12,043.25         12,610.73         12,610.73        12,106.50
03/31/95      12,219.16         12,794.93         12,794.93        12,220.30
04/30/95      12,486.41         13,074.78         13,074.78        12,464.70
05/31/95      12,848.61         13,454.05         13,454.05        12,831.16
06/30/95      12,953.43         13,563.80         13,563.80        12,944.08
07/31/95      13,126.98         13,745.52         13,745.52        13,061.87
08/31/95      13,227.49         13,850.77         13,850.77        13,137.63
09/30/95      13,413.06         14,045.09         14,045.09        13,279.52
10/31/95      13,609.60         14,250.89         14,250.89        13,384.42
11/30/95      13,775.55         14.424.66         14,424.66        13,553.07
12/31/95      14,008.33         14,668.40         14,668.40        13,767.20
01/31/96      14,235.39         14,906.17         14,906.17        13,990.23
02/29/96      14,250.42         14,921.90         14,921.90        13,939.87
03/31/96      14,137.82         14,804.00         14,804.00        13,867.38
04/30/96      14,199.77         14,868.87         14,868.87        13,861.83
05/31/96      14,248.00         14,919.38         14,919.38        13,881.24
06/30/96      14,306.28         14,980.40         14,980.40        14,031.16
07/31/96      14,433.98         15,114.12         15,114.12        14,106.93
08/31/96      14,669.07         15,360.29         15,360.29        14,221.19
09/30/96      15,010.24         15,717.53         15,717.53        14,526.95
10/31/96      15,160.83         15,875.21         15,875.21        14,728.87
11/30/96      15,490.31         16,220.22         16,220.22        15,026.40
12/31/96      15,644.85         16,382.04         16,382.04        15,059.46
01/31/97      15,802.86         16,536.03         16,539.31        15,202.52
02/28/97      16,041.49         16,775.81         16,779.13        15,386.47
03/31/97      15,826.53         16,540.95         16,544.22        15,203.37
04/30/97      15,991.13         16,703.05         16,706.36        15,391.89
05/31/97      16,350.93         17,067.17         17,070.55        15,655.09
06/30/97      16,588.02         17,304.41         17,307.84        15,857.04
07/31/97      17,011.01         17,733.56         17,737.07        16,329.58
08/31/97      17,000.80         17,710.50         17,714.01        16,174.45
09/30/97      17,281.32         17,792.10         17,995.66        16,428.39


*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares and the prior performance of the Fund's institutional class shares (for the period from 1/17/97). Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 22 for Footnotes, which include additional details.

---------------------
PORTFOLIO COMPOSITION
---------------------


Maturity Profile

-------------------------------------
1 year or less                15%
-------------------------------------
1-5 years                     35%
-------------------------------------
5-10 years                    41%
-------------------------------------
10-20 years                    8%
-------------------------------------
20-30 years                    1%
-------------------------------------
Average Maturity:       6.0 years
-------------------------------------
Duration:               4.3 years
-------------------------------------


Sector Breakdown

-------------------------------------
Corporate Bonds and Notes     82.3%
-------------------------------------
Short-Term Instruments         6.0%
-------------------------------------
Preferred Stock                5.7%
-------------------------------------
Mortgage-Backed Securities     3.5%
-------------------------------------
Sovereign Issues               2.1%
-------------------------------------
Other                          0.4%
-------------------------------------


Quality Breakdown

-------------------------------------
AAA                              6%
-------------------------------------
BBB                              4%
-------------------------------------
BB                              50%
-------------------------------------
B                               40%
-------------------------------------


------------------
PORTFOLIO INSIGHTS
------------------

The High Yield Fund gave a solid performance for the six-month period ended September 30, 1997, posting returns of 9.2% for the Class A shares, and 8.8% for the Class B and C shares. The Fund has also performed well over the long term, outperforming the Lipper High Current Yield Fund Average over the three-year period and since its inception.

     Favorable individual security selection was the leading driver behind performance. In general, the Fund's manager invests in upper-tier high yield bonds, with the belief that fundamentally strong companies with high-yield credit ratings will be upgraded as a result of solid market positions. The value of the bond is expected to increase as the rating of the security is raised, creating an attractive capital appreciation scenario.

     In recent months, holdings in the energy and media sectors generally benefited the Fund's performance, as did under-weightings in the gaming and supermarket sectors. Specifically, the Fund benefited from strong returns in its three largest holdings--Beaver Valley Funding Corp., Fresenius Medical Care, and Time Warner, Inc. Numerous corporate refinancing strategies also helped performance, as companies took advantage of relatively low interest rates and a favorable financing environment to restructure their balance sheets. Another factor that contributed positively to performance was the Fund's small position in U.S.-dollar denominated Argentine and Mexican Brady bonds.

     One area that detracted from the Fund's returns was its small position in floating-rate senior-secured bank loans. These loans are defensive in nature, as they are repaid before other securities in the event of a liquidation. However, when economic conditions are positive and more speculative high yield bonds are performing well, these loans tend to under-perform.

     The Fund's duration remained at 4.3 years during the last six months. Emphasis on shorter-maturity bonds helped to lessen the impact fluctuating corporate rates had on price performance. Looking ahead, the manager anticipates maintaining its current duration until the economy slows significantly and longer-term, high yield securities offer better value.

                                       See page 33 for financial details.     15

------------------
September 30, 1997      PIMCO Total Return Fund
------------------

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Primarily intermediate-term, investment grade bonds.

DURATION RANGE:

3-6 years

TOTAL NET ASSETS:

$15,046 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

-----------
PERFORMANCE
-----------

Average Annual Total Return   For periods ended 9/30/97

                  A Shares                     B Shares                   C Shares          Lipper Inter.    Lehman
                  (INCEP. 5/11/87)             (INCEP. 5/11/87)           (INCEP. 5/11/87)  Inv. Grade Debt  Agg. Bond
                               Adjusted                     Adjusted      Adjusted          Fund Avg.        Index
-----------------------------------------------------------------------------------------------------------------------
1 year            10.7%          5.7%          10.2%          5.2%          9.2%             8.9%             9.7%
5 years            8.0%          7.0%           7.8%          7.6%          7.8%             6.2%             6.9%
10 years          10.4%          9.9%          10.4%          n/a          10.4%             8.6%             9.5%
Inception          9.8%          9.3%           9.8%          n/a           9.8%              --               --

                          Change in Value of $10,000
                          Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]


                 PIMCO            PIMCO           PIMCO          LEHMAN
              TOTAL RETURN     TOTAL RETURN    TOTAL RETURN     AGG. BOND
  MONTH         CLASS A          CLASS B         CLASS C          INDEX
=========     ============     ============    ============    ===========
05/31/87         9,550.00       10,000.00       10,000.00       10,000.00
06/30/87         9,672.16       10,127.91       10,127.91       10,137.63
07/31/87         9,648.16       10,102.78       10,102.78       10,129.84
08/31/87         9,625.51       10,079.07       10,079.07       10,075.63
09/30/87         9,384.88        9,827.09        9,827.09        9,861.08
10/31/87         9,683.81       10,140.12       10,140.12       10,212.28
11/30/87         9,754.42       10,214.05       10,214.05       10,294.08
12/31/87         9,843.62       10,307.45       10,307.45       10,434.30
01/31/88        10,246.43       10,729.24       10,729.24       10,801.09
02/29/88        10,363.62       10,851.96       10,851.96       10,929.30
03/31/88        10,270.99       10,754.97       10,754.97       10,826.73
04/30/88        10,218.30       10,699.79       10,699.79       10,768.31
05/31/88        10,168.35       10,647.49       10,647.49       10,695.92
06/30/88        10,411.60       10,902.19       10,902.19       10,953.97
07/31/88        10,398.19       10,888.16       10,888.16       10,896.52
08/31/88        10,448.58       10,940.93       10,940.93       10,925.08
09/30/88        10,647.07       11,148.76       11,148.76       11,172.42
10/31/88        10,815.33       11,324.96       11,324.96       11,382.76
11/30/88        10,718.97       11,224.05       11,224.05       11,244.48
12/31/88        10,766.92       11,274.26       11,274.26       11,257.14
01/31/89        10,900.21       11,413.84       11,413.84       11,419.11
02/28/89        10,831.40       11,341.78       11,341.78       11,336.34
03/31/89        10,882.78       11,395.58       11,395.58       11,385.35
04/30/89        11,126.80       11,651.10       11,651.10       11,623.60
05/31/89        11,397.55       11,934.61       11,934.61       11,929.04
06/30/89        11,781.35       12,336.49       12,336.49       12,292.26
07/31/89        12,030.79       12,597.69       12,597.69       12,553.56
08/31/89        11,823.70       12,380.84       12,380.84       12,367.57
09/30/89        11,883.13       12,443.07       12,443.07       12,430.86
10/31/89        12,168.64       12,742.03       12,742.03       12,736.95
11/30/89        12,275.47       12,853.90       12,853.90       12,858.35
12/31/89        12,300.56       12,880.17       12,880.17       12,892.76
01/31/90        12,095.25       12,665.19       12,665.19       12,739.55
02/28/90        12,127.84       12,699.30       12,699.30       12,780.77
03/31/90        12,118.53       12,689.56       12,689.56       12,790.18
04/30/90        11,947.16       12,510.12       12,510.12       12,673.01
05/31/90        12,339.14       12,920.57       12,920.57       13,048.23
06/30/90        12,548.14       13,139.41       13,139.41       13,257.60
07/31/90        12,752.42       13,353.32       13,353.32       13,440.99
08/31/90        12,551.87       13,143.32       13,143.32       13,261.49
09/30/90        12,564.85       13,156.92       13,156.92       13,371.20
10/31/90        12,739.30       13,339.58       13,339.58       13,540.96
11/30/90        13,060.63       13,676.05       13,676.05       13,832.45
12/31/90        13,290.46       13,916.71       13,916.71       14,047.97
01/31/91        13,423.29       14,055.81       14,055.81       14,221.63
02/28/91        13,611.00       14,252.36       14,252.36       14,343.03
03/31/91        13,784.10       14,433.62       14,433.62       14,441.70
04/30/91        14,009.98       14,670.14       14,670.14       14,598.16
05/31/91        14,115.24       14,780.36       14,780.36       14,683.52
06/30/91        14,137.38       14,803.54       14,803.54       14,676.06
07/31/91        14,341.27       15,017.04       15,017.04       14,879.58
08/31/91        14,730.36       15,424.46       15,424.46       15,201.57
09/30/91        15,078.86       15,789.39       15,789.39       15,509.61
10/31/91        15,233.72       15,951.54       15,951.54       15,682.29
11/30/91        15,366.03       16,090.09       16,090.09       15,826.08
12/31/91        15,889.57       16,638.29       16,638.29       16,296.09
01/31/92        15,760.24       16,502.87       16,502.87       16,074.40
02/29/92        15,898.76       16,647.91       16,647.91       16,178.91
03/31/92        15,837.98       16,584.27       16,584.27       16,087.70
04/30/92        15,921.47       16,671.70       16,671.70       16,203.91
05/31/92        16,251.21       17,016.97       17,016.97       16,509.67
06/30/92        16,457.46       17,232.94       17,232.94       16,736.89
07/31/92        16,860.57       17,655.05       17,655.05       17,078.36
08/31/92        17,004.70       17,805.97       17,805.97       17,251.36
09/30/92        17,274.00       18,087.96       18,087.96       17,455.86
10/31/92        17,123.22       17,930.07       17,930.07       17,224.42
11/30/92        17,137.21       17,944.72       17,944.72       17,228.32
12/31/92        17,436.92       18,258.56       18,258.56       17,502.27
01/31/93        17,758.70       18,595.50       18,595.50       17,837.90
02/28/93        18,154.36       19,009.80       19,009.80       18,150.16
03/31/93        18,259.99       19,120.41       19,120.41       18,225.79
04/30/93        18,419.75       19,287.70       19,287.70       18,352.70
05/31/93        18,462.65       19,332.61       19,332.61       18,376.07
06/30/93        18,864.39       19,753.29       19,753.29       18,709.10
07/31/93        18,979.92       19,874.27       19,874.27       18,814.92
08/31/93        19,412.36       20,327.08       20,327.08       19,144.70
09/30/93        19,491.34       20,409.78       20,409.78       19,197.29
10/31/93        19,629.97       20,554.94       20,554.94       19,269.02
11/30/93        19,458.59       20,375.49       20,375.49       19,105.10
12/31/93        19,618.57       20,543.00       20,543.00       19,208.65
01/31/94        19,857.21       20,792.89       20,792.89       19,468.00
02/28/94        19,502.87       20,421.86       20,421.86       19,129.77
03/31/94        19,091.21       19,990.80       19,990.80       18,658.14
04/30/94        18,903.14       19,793.86       19,793.86       18,509.15
05/31/94        18,813.93       19,700.45       19,700.45       18,506.56
06/30/94        18,744.77       19,628.03       19,628.03       18,465.66
07/31/94        19,129.62       20,031.02       20,031.02       18,932.45
08/31/94        19,185.23       20,089.25       20,089.25       18,855.82
09/30/94        18,942.91       19,835.51       19,835.51       18,578.29
10/31/94        18,920.62       19,812.17       19,812.17       18,561.74
11/30/94        18,923.22       19,814.89       19,814.89       18,520.51
12/31/94        18,917.44       19,808.83       19,808.83       18,648.40
01/31/95        19,257.13       20,164.53       20,164.53       19,017.46
02/28/95        19,709.38       20,638.10       20,638.10       19,469.62
03/31/95        19,897.34       20,834.91       20,834.91       19,589.07
04/30/95        20,247.26       21,201.32       21,201.32       19,862.70
05/31/95        20,888.17       21,872.43       21,872.43       20,631.33
06/30/95        20,875.75       21,859.43       21,859.43       20,782.59
07/31/95        20,888.35       21,872.62       21,872.62       20,736.17
08/31/95        21,210.79       22,210.25       22,210.25       20,986.43
09/30/95        21,476.72       22,488.71       22,488.71       21,190.60
10/31/95        21,802.82       22,830.18       22,830.18       21,466.18
11/30/95        22,275.18       23,324.79       23,324.79       21,787.85
12/31/95        22,658.59       23,726.28       23,726.28       22,093.61
01/31/96        22,844.34       23,920.77       23,920.77       22,240.33
02/29/96        22,287.37       23,337.56       23,337.56       21,853.74
03/31/96        22,114.73       23,156.78       23,156.78       21,701.83
04/30/96        22,022.86       23,060.59       23,060.59       21,579.78
05/31/96        21,964.01       22,998.96       22,998.96       21,535.96
06/30/96        22,316.20       23,367.75       23,367.75       21,825.18
07/31/96        22,374.69       23,429.00       23,429.00       21,884.90
08/31/96        22,355.60       23,409.00       23,409.00       21,848.22
09/30/96        22,868.80       23,946.39       23,946.39       22,228.97
10/31/96        23,463.01       24,568.60       24,568.60       22,721.37
11/30/96        24,019.02       25,150.81       25,150.81       23,110.56
12/31/96        23,721.14       24,838.89       24,838.89       22,895.68
01/31/97        23,801.79       24,923.35       24,920.86       22,965.79
02/28/97        23,847.02       24,970.70       24,953.26       23,022.92
03/31/97        23,551.31       24,661.06       24,628.87       22,767.79
04/30/97        23,968.17       25,097.56       25,050.02       23,108.61
05/31/97        24,205.46       25,346.03       25,280.48       23,327.06
06/30/97        24,481.40       25,634.97       25,553.51       23,603.93
07/31/97        25,157.09       26,342.50       26,240.90       24,240.46
08/31/97        24,930.67       26,105.42       25,986.36       24,033.69
09/30/97        25,327.07       26,520.49       26,383.95       24,388.15

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares. Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 22 for Footnotes, which include additional details.

---------------------
PORTFOLIO COMPOSITION
---------------------

Maturity Profile

---------------------------------------------
1 year or less                58%
---------------------------------------------
1-5 years                     30%
---------------------------------------------
5-10 years                    10%
---------------------------------------------
10-20 years                    1%
---------------------------------------------
20-30 years                    1%
---------------------------------------------
Average Maturity:       9.1 years
---------------------------------------------
Duration:               4.8 years
---------------------------------------------



Sector Breakdown

---------------------------------------------
Mortgage-Backed Securities           49.4%
---------------------------------------------
Short-Term Instruments               19.3%
---------------------------------------------
Corporate Bonds and Notes            14.8%
---------------------------------------------
U.S. Government Agencies              6.9%
---------------------------------------------
Foreign Currency-Denominated Issues   3.0%
---------------------------------------------
Other                                 6.6%
---------------------------------------------



Quality Breakdown

---------------------------------------------
AAA                           73%
---------------------------------------------
AA                             1%
---------------------------------------------
A                              5%
---------------------------------------------
BBB                           15%
---------------------------------------------
BB                             6%
---------------------------------------------

------------------
PORTFOLIO INSIGHTS
------------------

The Total Return Fund continues to build on its solid performance history. Over the six-month period ended September 30, 1997, the Fund's Class A shares returned 7.5%, while Class B and C shares returned 7.1%. These returns exceeded an average of funds with the same objective (as measured by the Lipper Intermediate Investment Grade Debt Average). In fact, the Fund outperformed its Lipper Average during the 1-, 3-, 5-, and 10-year and since inception periods ended September 30, 1997.

   The Fund's manager was cautiously bullish during the second and third quarters of 1997, as cyclical concerns partially offset positive long-term disinflationary factors. This strategy proved prudent, as the Fund benefited from a combination of falling interest rates and its favorable sector strategies.

   For example, the Fund's above-index weighting of mortgage-backed securities added to returns. Historically, these securities pay a higher yield than Treasuries, in return for the increased risk associated with mortgage prepayments. However, over the last six months these issues were able to outperform Treasuries with minimal additional risk, as declining volatility reduced the threat of prepayments. An allocation to the non-investment grade sector was also a positive for results, as a healthy economy boosted the prices of these securities. Additionally, the Fund's concentration in intermediate-term securities aided performance, as that area of the yield curve was able to provide price appreciation, while taking on relatively less risk than longer-term bonds.

   With over $15 billion in assets under management, the Total Return Fund is now the largest bond fund in the country. With stock funds, bigger is not necessarily better, as a stock fund may have difficulties in finding enough appropriate securities for its portfolio. However, with trillions of dollars worth of fixed income securities, the Total Return Fund isn't likely to experience a shortage of supply. And with its size comes abundant clout--both in terms of potentially lower transaction costs and easy access to new, innovative products.

   Looking ahead, the manager anticipates maintaining its bullish long-term views and near-term caution. As such, the Fund's duration range is now set at a modest 0.25 years above the index. In addition, the Fund will retain its focus on intermediate-term maturities, looking for the greatest value in lower coupon and adjustable rate mortgages and longer-term Treasuries.


16                                          See page 36 for financial details.

------------------
September 30, 1997
------------------

PIMCO Real Return Bond Fund


OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed bonds.

DURATION
RANGE:
N/A

TOTAL NET ASSETS:
$8 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:
Pacific Investment Management Company

------------
PERFORMANCE*
------------

Total Return   For period ended 9/30/97

            A Shares               B Shares             C Shares            Lipper Short-Term     Lehman
            (INCEP. 1/29/97)       (INCEP. 1/29/97)     (INCEP. 1/29/97)    U.S. Govt.            Inflation Linked
                      Adjusted               Adjusted   Adjusted            Fund Avg.             Tsy. Index
-------------------------------------------------------------------------------------------------------------------
Inception   2.5%         -0.6%     2.0%         -3.0%   1.1%                --                    --


                          Change in Value of $10,000
                       Invested at the Fund's inception

              PIMCO          PIMCO           PIMCO          LEHMAN
               REAL           REAL            REAL      INFLATION LINKED
 MONTH       RETURN A       RETURN B        RETURN C      TREAS. INDEX
=========   ===========    ===========    ===========   ================
 01/31/97     9,700.00      10,000.00      10,000.00       10,000.00
 02/28/97     9,740.74      10,035.00      10,038.00       10,033.00
 03/31/97     9,656.97       9,932.64       9,933.60        9,895.55
 04/30/97     9,703.32       9,984.29       9,983.27        9,955.91
 05/31/97     9,755.72      10,034.21      10,033.19       10,009.68
 06/30/97     9,731.33      10,003.11      10,002.09        9,977.65
 07/31/97     9,848.11      10,116.14      10,114.11       10,072.43
 08/31/97     9,865.83      10,127.27      10,130.29       10,102.64
 09/30/97     9,881.62       9,638.41      10,048.53       10,122.85

   *Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 22 for Footnotes, which include additional details.



---------------------
PORTFOLIO COMPOSITION
---------------------

Maturity Profile

-------------------------------------
1 year or less                15%
-------------------------------------
1-5 years                     80%
-------------------------------------
5-10 years                     2%
-------------------------------------
10-20 years                    3%
-------------------------------------
Average Maturity        2.8 years
-------------------------------------
Duration                2.0 years
-------------------------------------

Sector Breakdown
-------------------------------------
U.S. Treasury Obligations   86.1%
-------------------------------------
Corporate Bonds and Notes    5.8%
-------------------------------------
Foreign Currency-Denominated 4.4%
-------------------------------------
Short-Term Instruments       3.6%
-------------------------------------
Other                        0.1%
-------------------------------------

Quality Breakdown
-------------------------------------
AAA                           96%
-------------------------------------
AA                             3%
-------------------------------------
A                              1%
-------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Inflation-indexed Treasury securities are an investment offered by the U.S. government that provide protection against the effects of inflation. Specifically, these bonds adjust their total annual yield for changes in the inflation rate (as measured by the CPI--Consumer Price Index). And if an investor holds the bonds to maturity, the government guarantees the return of the initial principal.

   After making its debut on January 29, 1997, the Real Return Bond Fund's performance has steadily climbed. Over the past six months, the Fund returned 2.3% for its Class A shares, 2.1% for Class B shares, and 2.2% for Class C shares. The Fund has outperformed its benchmark, the Lehman Brothers Inflation-Indexed Bond Index, since its inception.

   Overall, yields on U.S. inflation-protection Treasuries remained relatively unchanged over the last two quarters. During that period, the 10-year inflation-protected bond outperformed its five-year counterpart, producing higher short-term returns. The Fund benefited from this trend, due to its moderately above-index duration.

   In an attempt to enhance potential returns and temper risk, the Fund has the flexibility to invest in inflation-indexed bonds from other countries. This proved beneficial during the six-month period, as positions in Canadian and Australian inflation-indexed bonds boosted returns. The real yields of those countries declined, outperforming the U.S. market. The Fund also benefited from holdings of short-term corporate securities, both conventional and inflation-protected, due to attractive corporate profits and stable yield spreads.

   Looking ahead, the Fund's manager emphasizes the need for investors to protect themselves against inflation--despite the fact that inflation is at historic lows. The manager believes that investors should consider inflation-indexed bond mutual funds now for several reasons:

[ ] by investing in inflation protection before prices start to climb, investors will retain their purchasing power;

[ ] investing when inflation is low will permit investors to take maximum advantage of the adjustments to principal that will come if prices increase; and

[ ] investing early allows an investor to take advantage of the opportunities that often appear in new investment markets.





                                        See page 48 for financial details.    17

------------------
September 30, 1997      PIMCO Low Duration Fund
------------------

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily shorter-term, investment grade bonds.

DURATION RANGE:
1-3 years

TOTAL NET ASSETS:
$2,964 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:
Pacific Investment Management Company

------------
PERFORMANCE*
------------

Average Annual Total Return   For periods ended 9/30/97

            A Shares           B Shares           C Shares           Lipper Shrt. Inv.    Merrill Lynch
            (INCEP. 5/11/87)   (INCEP. 5/11/87)   (INCEP. 5/11/87)   Grade Fund           1-3 yr. Tsy.
                   Adjusted           Adjusted    Adjusted           Average              Index
-------------------------------------------------------------------------------------------------------
1 year      8.7%      5.4%      8.1%     3.1%      7.3%               6.5%                  6.9%
5 years     6.7%      6.0%      6.6%     6.2%      6.6%               5.2%                  5.4%
10 years    8.6%      8.2%      8.5%     n/a       8.5%               7.2%                  7.5%
Inception   8.3%      8.0%      8.3%     n/a       8.3%               --                    --

                           [LINE GRAPH APPEARS HERE]

                   Change In Value of $10,000
                   invested at the Fund's inception

                                                                Merrill Lynch
                PIMCO Low        PIMCO Low       PIMCO Low        1-3 Tsy.
Date            Duration A       Duration B      Duration C        Index
----            ----------       ----------      ----------     -------------

05/31/87          9,700.00        10,000.00       10,000.00       10,000.00
06/30/87          9,790.00        10,093.26       10,093.26       10,108.97
07/31/87          9,826.27        10,130.16       10,130.18       10,158.49
08/31/87          9,824.81        10,128.67       10,128.67       10,166.55
09/30/87          9,801.00        10,104.12       10,104.12       10,127.39
10/31/87          9,959.94        10,267.98       10,267.98       10,350.99
11/30/87         10,072.39        10,383.90       10,383.90       10,413.51
12/31/87         10,131.44        10,444.78       10,444.78       10,479.85
01/31/88         10,299.07        10,617.60       10,617.60       10,647.83
02/29/88         10,373.98        10,694.82       10,694.82       10,735.16
03/31/88         10,439.11        10,761.97       10,761.97       10,756.11
04/30/88         10,482.45        10,806.65       10,806.65       10,771.59
05/31/88         10,506.09        10,831.02       10,831.02       10,756.21
06/30/88         10,604.42        10,932.40       10,932.40       10,867.58
07/31/88         10,660.81        10,990.53       10,990.53       10,875.74
08/31/88         10,703.80        11,034.85       11,034.85       10,898.91
09/30/88         10,802.48        11,136.57       11,136.57       11,025.50
10/31/88         10,902.47        11,239.66       11,239.66       11,135.51
11/30/88         10,916.33        11,253.95       11,253.95       11,105.60
12/31/88         10,964.96        11,304.09       11,304.09       11,131.74
01/31/89         11,056.60        11,398.55       11,398.55       11,219.17
02/28/89         11,073.77        11,416.26       11,416.26       11,218.94
03/31/89         11,116.76        11,460.57       11,460.57       11,270.32
04/30/89         11,248.41        11,596.30       11,596.30       11,442.77
05/31/89         11,479.76        11,834.80       11,834.80       11,613.79
06/30/89         11,730.48        12,093.28       12,093.28       11,830.60
07/31/89         11,902.60        12,270.73       12,270.73       12,005.62
08/31/89         11,847.93        12,214.36       12,214.36       11,931.78
09/30/89         11,907.65        12,275.93       12,275.93       12,002.55
10/31/89         12,065.04        12,438.19       12,438.19       12,183.76
11/30/89         12,174.44        12,550.97       12,550.97       12,298.53
12/31/89         12,236.65        12,615.11       12,615.11       12,347.72
01/31/90         12,228.86        12,607.07       12,607.07       12,357.97
02/28/90         12,312.73        12,693.53       12,693.53       12,415.56
03/31/90         12,379.46        12,762.33       12,762.33       12,457.39
04/30/90         12,371.87        12,754.50       12,754.50       12,481.80
05/31/90         12,580.70        12,969.80       12,969.80       12,672.77
06/30/90         12,716.26        13,109.55       13,109.55       12,806.08
07/31/90         12,855.87        13,253.47       13,253.47       12,965.91
08/31/90         12,881.22        13,279.60       13,279.60       13,004.68
09/30/90         12,952.15        13,352.74       13,352.74       13,111.38
10/31/90         13,046.46        13,449.96       13,449.96       13,255.42
11/30/90         13,202.04        13,610.35       13,610.35       13,385.84
12/31/90         13,344.64        13,757.36       13,757.36       13,548.20
01/31/91         13,467.85        13,884.39       13,884.39       13,672.30
02/28/91         13,575.43        13,995.29       13,995.29       13,753.52
03/31/91         13,691.11        14,114.54       14,114.54       13,846.21
04/30/91         13,858.20        14,286.80       14,286.80       13,977.34
05/31/91         13,966.77        14,398.74       14,398.74       14,061.76
06/30/91         14,056.12        14,490.85       14,490.85       14,118.85
07/31/91         14,211.75        14,651.29       14,651.29       14,241.83
08/31/91         14,415.31        14,861.14       14,861.14       14,437.22
09/30/91         14,603.88        15,055.55       15.055,55       14,593.44
10/31/91         14,730.94        15,186.54       15,186.54       14,750.17
11/30/91         14,890.09        15,350.61       15,350.61       14,903.42
12/31/91         15,140.98        15,609.26       15,609.26       15,130.55
01/31/92         15,154.74        15,623.45       15,623.45       15,107.40
02/29/92         15,229.69        15,700.71       15,700.71       15,159.52
03/31/92         15,238.52        15,709.81       15,709.81       15,154.22
04/30/92         15,346.14        15,820.76       15,820.76       15,292.88
05/31/92         15,502.53        15,981.99       15,981.99       15,432.35
06/30/92         15.647.17        16,131.10       16,131.10       15,589.88
07/31/92         15,855.15        16,345.51       16,345.51       15,764.83
08/31/92         15,961.43        16,455.09       16,455.09       15,903.25
09/30/92         16,120.71        16,619.29       16,619.29       16,054.65
10/31/92         16,126.28        16,625.03       16,625.03       15,958.64
11/30/92         16,135.79        16,634.84       16,634.84       15,932.63
12/31/92         16,304.99        16,809.27       16,809.27       16,083.99
01/31/93         16,459.22        16,968.27       16,968.27       16,250.94
02/28/93         16,654.39        17,169.47       17,169.47       16,389.88
03/31/93         16,748.97        17,266.98       17,266.98       16,439.05
04/30/93         16,829.18        17,349.68       17,349.68       16,540.97
05/31/93         16,848.97        17,370.07       17,370.07       16,494.66
06/30/93         17,017.32        17,543.63       17,543.63       16,616.23
07/31/93         17,076.02        17,604.15       17,604.15       16,654.77
08/31/93         17,243.48        17,776.78       17,776.78       16,800.00
09/30/93         17,310.55        17,845.92       17,845.92       16,854.60
10/31/93         17,430.59        17,969.69       17,969.69       16,887.64
11/30/93         17,447.49        17,987.11       17,987.11       16,891.86
12/31/93         17,570.28        18,113.69       18,113.69       16,954.19
01/31/94         17,666.08        18,212.46       18,212.46       17,063.04
02/28/94         17,589.94        18,133.96       18,133.96       16,954.01
03/31/94         17,513.54        18,055.20       18,055.20       16,869.58
04/30/94         17,456.25        17,996.14       17,996.14       16,809.86
05/31/94         17,437.37        17,976.68       17,976.68       16,833.73
06/30/94         17,474.06        18,014.49       18,014.49       16,883.56
07/31/94         17,637.12        18,182.60       18,182.60       17,028.75
08/31/94         17,712.20        18,260.00       18,260.00       17,088.70
09/30/94         17,685.98        18,232.96       18,232.96       17,049.90
10/31/94         17,684.90        18,231.85       18,231.85       17,088.27
11/30/94         17,689.26        18,236.35       18,236.35       17,012.05
12/31/94         17,680.77        18,277.60       18,277.60       17,050.50
01/31/95         17,845.26        18,397.18       18,397.18       17,287.84
02/28/95         18,070.21        18,629.08       18,629.08       17,525.38
03/31/95         18,144.56        18,705.73       18,705.73       17,623.17
04/30/95         18,372.43        18,940.65       18,940.65       17,780.19
05/31/95         18,706.91        19,285.48       19,285.48       18,090.81
06/30/95         18,803.24        19,384.78       19,384.78       18,188.14
07/31/95         18,811.02        19,392.80       19,392.80       18,263.44
08/31/95         19,016.60        19,604.74       19,604.74       18,372.11
09/30/95         19,187.27        19,780.69       19,780.69       18,461.39
10/31/95         19,331.92        19,929.82       19,929.82       18,617.21
11/30/95         19,557.49        20,162.36       20,162.36       18,781.78
12/31/95         19,790.11        20,402.18       20,402.18       18,926.03
01/31/96         19,936.32        20,552.91       20,552.91       19,086.90
02/29/96         19,808.05        20,420.67       20,420.67       19,006.16
03/31/96         19,800.26        20,412.63       20,412.63       18,989.25
04/30/96         19,808.70        20,421.34       20,421.34       19,005.20
05/31/96         19,828.55        20,441.81       20,441.81       19,044.16
06/30/96         20,030.10        20,649.59       20,649.59       19,180.90
07/31/96         20,098.70        20,720.31       20,720.31       19,256.47
08/31/96         20,198.55        20,823.24       20,823.24       19,322.52
09/30/96         20,484.47        21,118.01       21,118.01       19,497.78
10/31/96         20,780.33        21,423.02       21,423.02       19,717.32
11/30/96         21,061.29        21,712.67       21,712.67       19,868.35
12/31/96         21,044.71        21,654.34       21,654.34       19,868.35
01/31/97         21,176.95        21,831.91       21,827.58       19,961.54
02/28/97         21,255.31        21,912.69       21,899.61       20,007.45
03/31/97         21,161.78        21,816.27       21,794.49       19,999.64
04/30/97         21,411.49        22,073.70       22,042.95       20,163.04
05/31/97         21,582.78        22,250.29       22,210.48       20,300.55
06/30/97         21,744.66        22,417.17       22,368.17       20,440.43
07/31/97         22,088.22        22,771.36       22,710.40       20,665.07
08/31/97         22,068.34        22,750.87       22,678.61       20,684.08
09/30/97         22,253.72        22,941.98       22,862.30       20,841.07

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares. Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 22 for Footnotes, which include additional details.

---------------------
PORTFOLIO COMPOSITION
---------------------

Maturity Profile
--------------------------------------------------------------------------------
1 year or less                                                              62%
--------------------------------------------------------------------------------
1-5 years                                                                   33%
--------------------------------------------------------------------------------
5-10 years                                                                   5%
--------------------------------------------------------------------------------
Average Maturity:                                                     2.5 years
--------------------------------------------------------------------------------
Duration:                                                             2.2 years
--------------------------------------------------------------------------------

Sector Breakdown

--------------------------------------------------------------------------------
Mortgage-Backed Securities                                                54.4%
--------------------------------------------------------------------------------
Short-Term Instruments                                                    24.5%
--------------------------------------------------------------------------------
Corporate Bonds and Notes                                                 12.1%
--------------------------------------------------------------------------------
U.S. Government Agencies                                                   6.0%
--------------------------------------------------------------------------------
Sovereign Issues                                                           1.7%
--------------------------------------------------------------------------------
Other                                                                      1.3%
--------------------------------------------------------------------------------

Quality Breakdown

--------------------------------------------------------------------------------
AAA                                                                         75%
--------------------------------------------------------------------------------
AA                                                                           1%
--------------------------------------------------------------------------------
A                                                                            2%
--------------------------------------------------------------------------------
BBB                                                                         16%
--------------------------------------------------------------------------------
BB                                                                           5%
--------------------------------------------------------------------------------
B                                                                            1%
--------------------------------------------------------------------------------

------------------
PORTFOLIO INSIGHTS
------------------

The Low Duration Fund continued its solid performance for the six-month period ended September 30, 1997, with Class A shares returning 5.2%, Class B 4.8%, and Class C 4.9%. These results compared favorably to an average of funds with the same objective (as measured by the Lipper Short Investment Grade Fund Average). The Fund also performed well over the long term, outpacing the Lipper average over the 1-, 3-, 5- and 10-year periods and since its inception.

     Sector selection was a major factor behind the Fund's strong performance during the past six months. A significant allocation to adjustable and fixed-rate mortgage-backed issues made the biggest contribution, due to the generally higher yields these securities pay and price appreciation from declining interest rates. Lower-rated investment grade securities and limited holdings of slightly below investment grade corporate issues also enhanced performance during the period through premium yields and price gains.

     The Fund's relatively small allocation to short-maturity non-U.S. markets also aided returns. Specifically, dollar-denominated holdings of Latin American bonds performed well, as they have for much of the year. Currency-hedged holdings of dollar-bloc countries, most notably Canadian bonds, helped boost returns, as investors responded positively to declining government deficits, improving inflation, and economic fundamentals.

     The Fund's above-index duration helped performance during the period, as interest rates declined, resulting in price appreciation for the areas in which the Fund primarily invests.

     Going forward, the manager anticipates maintaining the Fund's above-index duration due to a positive view of long-term fundamentals, and will continue the focus on quality to provide competitive yields while seeking minimal price volatility.


18                                       See page 49 for financial details.

------------------

September 30, 1997    PIMCO Short-Term Fund

------------------


OBJECTIVE:

Maximum current income, consistent with preservation of capital and daily liquidity.


PORTFOLIO:

Primarily short-term investment grade bonds.


DURATION RANGE:

0-1 year


TOTAL NET ASSETS:

$189 million



PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company


------------
PERFORMANCE*
------------

Average Annual Total Return   For periods ended 9/30/97
            A Shares          B Shares           C Shares           Lipper Ultra-  Lipper Money
            (INCEP. 10/7/87)  (INCEP. 10/7/87)   (INCEP 10/7/87)    Short Fund     Market
                   Adjusted          Adjusted    Adjusted           Average        Index
-------------------------------------------------------------------------------------------------
1 year      7.1%   5.0%       6.7%   1.7%        5.9%               5.7%           4.7%
3 years     7.3%   6.6%       7.2%   6.3%        7.2%               5.9%           5.0%
5 years     5.8%   5.4%       5.7%   5.4%        5.8%               4.8%           4.2%
Inception   6.6%   6.4%       6.6%   n/a         6.6%                --             --


Change in Value of $10,000
Invested at the Fund's inception


                           [LINE GRAPH APPEARS HERE]

              PIMCO          PIMCO          PIMCO          LIPPER
           SHORT-TERM     SHORT-TERM     SHORT-TERM     MONEY MARKET
  DATE          A              B              C             INDEX
--------   ----------     ----------     ----------     ------------
10/31/87     9,800.00      10,000.00      10,000.00        10,000.00
11/30/87     9,857.74      10,058.92      10,058.92        10,056.01
12/31/87     9,917.83      10,120.24      10,120.24        10,114.33
01/31/88     9,985.78      10,189.57      10,189.57        10,170.97
02/29/88    10,027.59      10,232.23      10,232.23        10,222.84
03/31/88    10,083.34      10,289.12      10,289.12        10,277.02
04/30/88    10,139.44      10,346.37      10,346.37        10,327.38
05/31/88    10,197.08      10,405.19      10,405.19        10,382.12
06/30/88    10,255.29      10,464.58      10,464.58        10,439.22
07/31/88    10,308.45      10,518.82      10,518.82        10,499.76
08/31/88    10,375.11      10,586.85      10,586.85        10,565.92
09/30/88    10,443.68      10,656.82      10,656.82        10,632.48
10/31/88    10,535.54      10,750.55      10,750.55        10,700.52
11/30/88    10,606.81      10,823.27      10,823.27        10,767.94
12/31/88    10,669.81      10,887.56      10,887.56        10,842.24
01/31/89    10,747.50      10,966.84      10,966.84        10,920.30
02/28/89    10,824.10      11,045.00      11,045.00        10,993.46
03/31/89    10,919.22      11,142.06      11,142.06        11,078.12
04/30/89    11,002.60      11,227.14      11,227.14        11,161.20
05/31/89    11,103.58      11,330.19      11,330.19        11,250.49
06/30/89    11,188.20      11,416.53      11,416.53        11,334.87
07/31/89    11,283.32      11,513.59      11,513.59        11,418.75
08/31/89    11,344.56      11,576.08      11,576.08        11,499.82
09/30/89    11,423.52      11,656.66      11,656.66        11,578.02
10/31/89    11,531.34      11,766.67      11,766.67        11,659.06
11/30/89    11,609.05      11,845.97      11,845.97        11,736.02
12/31/89    11,677.09      11,915.40      11,915.40        11,814.65
01/31/90    11,734.98      11,974.46      11,974.46        11,894.98
02/28/90    11,807.51      12,048.48      12,048.48        11,966.36
03/31/90    11,887.09      12,129.68      12,129.68        12,044.14
04/30/90    11,937.22      12,180.83      12,180.83        12,122.43
05/31/90    12,051.38      12,297.33      12,297.33        12,203.65
06/30/90    12,131.06      12,378.64      12,378.64        12,280.53
07/31/90    12,216.45      12,465.77      12,465.77        12,361.58
08/31/90    12,283.51      12,534.19      12,534.19        12,441.93
09/30/90    12,366.88      12,619.26      12,619.26        12,516.58
10/31/90    12,462.34      12,716.67      12,716.67        12,597.94
11/30/90    12,563.43      12,819.82      12,819.82        12,676.05
12/31/90    12,665.80      12,924.28      12,924.28        12,755.91
01/31/91    12,758.46      13,018.84      13,018.84        12,833.72
02/28/91    12,829.17      13,090.99      13,090.99        12,899.17
03/31/91    12,889.89      13,152.95      13,152.95        12,966.25
04/30/91    12,971.48      13,236.21      13,236.21        13,031.08
05/31/91    13,046.42      13,312.68      13,312.68        13,094.93
06/30/91    13,096.92      13,364.21      13,364.21        13,152.55
07/31/91    13,176.55      13,445.45      13,445.45        13,215.68
08/31/91    13,262.57      13,533.23      13,533.23        13,276.47
09/30/91    13,336.76      13,608.94      13,608.94        13,333.56
10/31/91    13,416.13      13,689.93      13,689.93        13,392.23
11/30/91    13,451.43      13,725.95      13,725.95        13,445.80
12/31/91    13,508.77      13,784.46      13,784.46        13,500.93
01/31/92    13,561.90      13,838.68      13,838.68        13,550.88
02/29/92    13,591.43      13,868.81      13,868.81        13,592.88
03/31/92    13,619.32      13,897.27      13,897.27        13,636.38
04/30/92    13,678.85      13,958.01      13,958.01        13,678.65
05/31/92    13,723.81      14,003.89      14,003.89        13,719.69
06/30/92    13,780.95      14,062.20      14,062.20        13,759.48
07/31/92    13,840.14      14,122.59      14,122.59        13,799.38
08/31/92    13,877.99      14,161.21      14,161.21        13,835.26
09/30/92    13,916.99      14,201.01      14,201.01        13,868.46
10/31/92    13,934.86      14,219.24      14,219.24        13,901.75
11/30/92    13,954.67      14,239.46      14,239.46        13,933.72
12/31/92    13,998.49      14,284.18      14,284.18        13,968.56
01/31/93    14,048.46      14,335.16      14,335.16        14,002.08
02/28/93    14,087.92      14,375.43      14,375.43        14,031.48
03/31/93    14,155.81      14,444.70      14,444.70        14,063.76
04/30/93    14,207.38      14,497.33      14.497.33        14,094.70
05/31/93    14,266.92      14,558.08      14,558.08        14,124.29
06/30/93    14,326.60      14,618.98      14,618.98        14,155.37
07/31/93    14,381.54      14,675.04      14,675.04        14,186.52
08/31/93    14,422.33      14,716.67      14,716.67        14,219.14
09/30/93    14,461.96      14,757.10      14,757.10        14,250.42
10/31/93    14,516.09      14,812.34      14,812.34        14,281.77
11/30/93    14,573.64      14,871.06      14,871.06        14,313.19
12/31/93    14,645.64      14,944.54      14,944.54        14,346.12
01/31/94    14,674.59      14,974.07      14,974.07        14,379.11
02/28/94    14,694.38      14,994.27      14,994.27        14,409.31
03/31/94    14,674.07      14,973.54      14,973.54        14,443.89
04/30/94    14,701.40      15,001.43      15,001.43        14,480.00
05/31/94    14,715.06      15,015.37      15,015.37        14,520.54
06/30/94    14,786.50      15,088.26      15,088.26        14,562.66
07/31/94    14,859.84      15,163.10      15,163.10        14,607.80
08/31/94    14,921.96      15,226.49      15,226.49        14,657.47
09/30/94    14,942.10      15,247.04      15,247.04        14,707.30
10/31/94    14,985.10      15,290.92      15,290.92        14,761.71
11/30/94    15,001.17      15,307.32      15,307.32        14,817.81
12/31/94    15,069.61      15,377.15      15,377.15        14,881.53
01/31/95    15,148.38      15,457.53      15,457.53        14,948.50
02/28/95    15,291.10      15,603.16      15,603.16        15,011.28
03/31/95    15,328.65      15,641.48      15,641.48        15,081.83
04/30/95    15,496.74      15,813.00      15,813.00        15,149.70
05/31/95    15,656.85      15,976.37      15,976.37        15,222.42
06/30/95    15,712.12      16,032.78      16,032.78        15,292.44
07/31/95    15,810.99      16,133.67      16,133.67        15,362.79
08/31/95    15,888.13      16,212.38      16,212.38        15,431.92
09/30/95    16,040.40      16,367.75      16,367.75        15,499.81
10/31/95    16,159.82      16,489.62      16,489.62        15,569.56
11/30/95    16,313.90      16,646.83      16,646.83        15,627.17
12/31/95    16,456.71      16,792.56      16,792.56        15,681.87
01/31/96    16,539.41      16,876.95      16,876.95        15,750.87
02/29/96    16,572.84      16,911.06      16,911.06        15,812.29
03/31/96    16,630.55      16,969.95      16,969.95        15,875.54
04/30/96    16,712.70      17,053.77      17,053.77        15,939.05
05/31/96    16,804.52      17,147.47      17,147.47        16,004.40
06/30/96    16,901.02      17,245.94      17,245.94        16,063.61
07/31/96    16,953.25      17,299.23      17,299.23        16,132.69
08/31/96    17,064.94      17,413.21      17,413.21        16,198.83
09/30/96    17,233.46      17,585.16      17,585.16        16,263.63
10/31/96    17,375.78      17,730.39      17,730.39        16,330.31
11/30/96    17,536.85      17,894.75      17,894.75        16,395.63
12/31/96    17,609.21      17,968.58      17,968.58        16,456.30
01/31/97    17,716.62      18,078.18      18,074.59        16,523.77
02/28/97    17,791.03      18,154.11      18,148.70        16,578.29
03/31/97    17,798.15      18,161.38      18,154.14        16,631.35
04/30/97    17,897.82      18,263.08      18,252.17        16,694.55
05/31/97    18,024.89      18,392.75      18,378.11        16,757.99
06/30/97    18,143.86      18,514.14      18,492.06        16,816.64
07/31/97    18,283.56      18,656.70      18,630.75        16,882.22
08/31/97    18,336.59      18,710.80      18,681.05        16,944.69
09/30/97    18,457.61      18,834.29      18,800.61        17,017.55

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares. Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 22 for Footnotes, which include additional details.


---------------------
PORTFOLIO COMPOSITION
---------------------

Maturity Profile

-------------------------------------
1 year or less                63%
-------------------------------------
1-5 years                     32%
-------------------------------------
5-10 years                     3%
-------------------------------------
10-20 years                    2%
-------------------------------------
Average Maturity:       1.2 years
-------------------------------------
Duration:               0.8 years
-------------------------------------



Sector Breakdown

-------------------------------------
Corporate Bonds and Notes   44.2%
-------------------------------------
Mortgage-Backed Securities  22.7%
-------------------------------------
Short-Term Instruments      17.6%
-------------------------------------
Asset-Backed Securities      9.1%
-------------------------------------
Sovereign Issues             3.9%
-------------------------------------
Other                        2.5%
-------------------------------------



Quality Breakdown

-------------------------------------
AAA                           46%
-------------------------------------
AA                             4%
-------------------------------------
A                             12%
-------------------------------------
BBB                           29%
-------------------------------------
BB                             8%
-------------------------------------
B                              1%
-------------------------------------


------------------
PORTFOLIO INSIGHTS
------------------

For the six-month period ended September 30, 1997, the Short-Term Fund posted returns of 3.7% for its Class A shares, 3.4% for its Class B shares, and 3.6% for its Class C shares. These results outpaced an average of mutual funds with the same objective (as measured by the Lipper Ultra-Short Obligations Fund Average). The Fund has also performed well over the long term, outperforming the average for the three-year period and since its inception.

     As of September 30, 1997 the Fund's standardized yield for this period was 5.5% for Class A shares, 4.9% for Class B and 5.3% for Class C+. This yield compared very favorably to the 7-day money market yield of 4.9% and an average six-month CD yield of 4.8%, according to Banxquote Money Market. When comparing these yields, however, shareholders should keep in mind that money market funds attempt to maintain a fixed-share price and that CDs are guaranteed as to repayment of principal and interest. The Fund's shares, on the other hand, are not guaranteed and its share price can fluctuate, either up or down, depending on market conditions.

     One of the largest contributors to the Fund's success during the six-month period ended September 30, 1997, was its holdings in mortgage-backed securities. These securities boosted returns, as they offered a higher yield than government securities with similar durations. Investments in short-term, high yield securities also aided the Fund, as these bonds outperformed their investment-grade counterparts.

     Additionally, the Fund benefited from its above-index duration position. In recent months, the yield on one- and two-year Treasuries declined an average of 60 basis points, resulting in higher prices for these bonds. By holding an above-index duration, the Fund was able to produce relatively stronger returns than its index.

     Looking ahead, the Fund's manager anticipates maintaining the above-index duration in anticipation of slowing economic growth in 1998 and a continued decline in interest rates. Given this outlook, the manager remains optimistic about the Fund going forward.





                                        See page 54 for financial details.    19

------------------
September 30, 1997             PIMCO Money Market Fund
------------------


OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

TOTAL NET ASSETS:
$145 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:
Pacific Investment Management Company


------------
PERFORMANCE*
------------

7-Day Yields

                   A Shares      B Shares       C Shares
------------------------------------------------------------------------
As of 9/30/97      5.1%          4.2%           5.2%

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Once again, the Money Market Fund offered a very competitive yield over the last six months. As of September 30, 1997, the Fund had a seven-day yield of 5.1%, 4.2%, and 5.2% for its Class A, B, and C shares. These yields compare to an average money market fund 7-day yield of 4.9%, as measured by the IBC Donaghue Money Market Fund Average.

   When evaluating the Fund's yield relative to other funds and other investment options, shareholders should remember that money market funds are neither guaranteed nor insured by the U.S. government and there can be no assurances that the Fund will maintain a stable net asset value of $1.00 per share.

   The Fund's performance was helped by select holdings of short-maturity, investment grade corporate bonds, as these securities offer higher yields than government bonds with similar durations. These yield-enhancing strategies boosted the Fund's 30-day SEC yield during the period.

   Looking ahead, the Fund's manager is currently forecasting lower short-term rates over the coming months, and plans to gradually extend the Fund's average maturity to take advantage of this trend. The manager will continue to maintain the Fund's emphasis on safety, liquidity, and quality.

---------------------
PORTFOLIO COMPOSITION
---------------------


Maturity Profile
------------------------------------
1 year or less               100%
------------------------------------
Average Maturity:       0.1 years
------------------------------------
Duration:               0.1 years
------------------------------------


Sector Breakdown
------------------------------------
Short-Term Instruments      98.0%
------------------------------------
Corporate Bonds and Notes    2.0%
------------------------------------


20                                      See page 56 for financial details.

------------------
September 30, 1997     PIMCO StocksPLUS Fund
------------------

OBJECTIVE:

Total return which exceeds that of the S&P 500.

PORTFOLIO:

Primarily S&P 500 Index futures and short-term bonds.

DURATION
RANGE:

0-1 year

TOTAL NET ASSETS:

$510 million

PIMCO ADVISORS INSTITUTIONAL MANAGER:

Pacific Investment Management Company

-----------
PERFORMANCE
-----------

Average Annual Total Return   For periods ended 9/30/97

            A Shares              B Shares                     C Shares             Lipper Growth   S&P 500
            (INCEP. 5/13/93)      (INCEP. 5/13/93)             (INCEP. 5/13/93)     Income Fund     Index
                       Adjusted                 Adjusted       Adjusted             Average
------------------------------------------------------------------------------------------------------------
1 year         40.0%      35.8%         39.3%      34.3%       38.5%                35.8%           40.4%
3 years        30.6%      29.3%         30.4%      29.8%       30.4%                25.5%           29.9%
Inception      23.3%      22.4%         23.1%      22.9%       23.2%                 --              --


CHANGE IN VALUE OF $10,000
Invested at the Fund's inception

                           [LINE GRAPH APPEARS HERE]

                    PIMCO       PIMCO        PIMCO        S&P
                    STOCKS      STOCKS       STOCKS       500
  MONTH             PLUS A      PLUS B       PLUS C       INDEX
==========       ===========  ===========  ===========  =========
 05/31/93          9,700.00    10,000.00    10,000.00   10,000.00
 06/30/93          9,752.89    10,054.52    10,054.52   10,029.30
 07/31/93          9,733.89    10,034.94    10,034.94    9,988.98
 08/31/93         10,104.26    10,416.76    10,416.76   10,367.96
 09/30/93         10,006.08    10,315.55    10,315.55   10,288.44
 10/31/93         10,227.16    10,543.46    10,543.46   10,501.31
 11/30/93         10,111.81    10,424.55    10,424.55   10,401.23
 12/31/93         10,294.46    10,612.84    10,612.84   10,526.98
 01/31/94         10,632.48    10,961.32    10,961.32   10,884.90
 02/28/94         10,304.70    10,623.40    10,623.40   10,589.49
 03/31/94          9,849.93    10,154.57    10,154.57   10,127.78
 04/30/94          9,974.09    10,282.57    10,282.57   10,257.62
 05/31/94         10,160.33    10,474.56    10,474.56   10,425.95
 06/30/94          9,944.59    10,252.16    10,252.16   10,170.41
 07/31/94         10,331.91    10,651.45    10,651.45   10,504.40
 08/31/94         10,802.97    11,137.08    11,137.08   10,935.09
 09/30/94         10,618.31    10,946.71    10,946.71   10,667.72
 10/31/94         10,788.55    11,122.21    11,122.21   10,907.43
 11/30/94         10,458.72    10,782.18    10,782.18   10,510.18
 12/31/94         10,594.78    10,922.45    10,922.45   10,666.04
 01/31/95         10,887.87    11,224.61    11,224.61   10,942.61
 02/28/95         11,376.36    11,728.20    11,728.20   11,369.05
 03/31/95         11,686.13    12,047.55    12,047.55   11,704.55
 04/30/95         12,065.26    12,438.41    12,438.41   12,049.25
 05/31/95         12,611.65    13,001.70    13,001.70   12,530.86
 06/30/95         12,887.77    13,286.36    13,286.36   12,821.95
 07/31/95         13,296.90    13,708.15    13,708.15   13,247.12
 08/31/95         13,387.82    13,801.88    13,801.88   13,280.37
 09/30/95         13,956.07    14,387.70    14,387.70   13,840.81
 10/31/95         13,932.92    14,363.84    14,363.84   13,791.39
 11/30/95         14,604.11    15,055.78    15,055.78   14,396.84
 12/31/95         14,887.02    15,347.45    15,347.45   14,674.12
 01/31/96         15,421.15    15,898.09    15,898.09   15,173.63
 02/29/96         15,462.23    15,940.45    15,940.45   15,314.28
 03/31/96         15,667.67    16,152.23    16,152.23   15,461.76
 04/30/96         15,864.21    16,354.86    16,354.86   15,689.67
 05/31/96         16,229.23    16,731.17    16,731.17   16,094.30
 06/30/96         16,383.66    16,890.37    16,890.37   16,155.62
 07/31/96         15,622.63    16,105.81    16,105.81   15,441.87
 08/31/96         15,952.89    16,446.28    16,446.28   15,767.54
 09/30/96         16,886.23    17,408.48    17,408.48   16,654.93
 10/31/96         17,424.84    17,963.75    17,963.75   17,114.28
 11/30/96         18,720.42    19,299.40    19,299.40   18,407.95
 12/31/96         18,321.45    18,888.09    18,888.09   18,043.28
 01/31/97         19,450.05    20,034.60    20.034.60   19,170.63
 02/28/97         19,578.42    20,166.83    20,184.86   19,320.93
 03/31/97         18,709.14    19,245.20    19,264.43   18,527.03
 04/30/97         19,852.27    20,423.01    20,441.48   19,633.09
 05/31/97         21,108.91    21,701.49    21,721.12   20,828.36
 06/30/97         21,976.49    22,586.91    22,598.66   21,761.47
 07/31/97         23,771.97    24,400.64    24,431.41   23,493.03
 08/31/97         22,485.91    23,061.04    23,107.22   22,176.95
 09/30/97         23,643.93    24,050.99    24,288.00   23,391.58

*Past performance is not an indication of future results. The adjusted returns above include the effect of applicable sales charges. All returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares. Retail class shares have higher expenses than institutional class shares. Therefore, total return of retail class shares would have been lower had they been in existence since the Fund's inception. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 22 for Footnotes, which include additional details.

---------------------
PORTFOLIO COMPOSITION
---------------------

Maturity Profile

------------------------------------
1 year or less                70%
------------------------------------
1-5 years                     28%
------------------------------------
5-10 years                     1%
------------------------------------
10-20 years                    1%
------------------------------------
Average Maturity:       2.1 years
------------------------------------
Duration:               0.6 years
------------------------------------


Sector Breakdown

------------------------------------
Short-Term Instruments      35.7%
------------------------------------
Corporate Bonds and Notes   28.9%
------------------------------------
Mortgage-Backed Securities  14.7%
------------------------------------
Asset-Backed Securities     10.1%
------------------------------------
Sovereign Issues             4.8%
------------------------------------
Other                        5.8%
------------------------------------


Quality Breakdown

------------------------------------
AAA                           58%
------------------------------------
A                              8%
------------------------------------
BBB                           25%
------------------------------------
BB                             9%
------------------------------------

------------------
PORTFOLIO INSIGHTS
------------------

StocksPLUS is an innovative stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures contracts. These futures are purchased with a small percentage of the Fund's assets, yet they allow the Fund to fully participate in the entire market. The manager is then free to use the remaining assets to invest in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500.

   The Fund produced strong results for the six-month period ended September 30, 1997, with Class A shares returning 26.4%, Class B 26.0%, and Class C 26.1%. These returns surpassed the 24.6% average of funds with the same objective (as measured by the Lipper Growth and Income Fund Average). The Fund's investments in S&P 500 Index futures and swaps captured the impressive stocks market gains, and its successful interest rate and sector strategies helped it outperform the index over the six-month period.

   A healthy economy, stable corporate profits and benign inflation set the stage for declining interest rates and strong stock market performance during the period. The S&P 500 Index rose sharply, while one-year interest rates fell 50 basis points. An above-index duration on the short-term portfolio used to back the Fund's S&P 500 Index exposure was also a positive contributor to the Fund's performance.

   Fixed-rate and adjustable-rate mortgages added the most value during the last six months. These areas benefited from higher yields and relatively low prepayment risk resulting from a stable interest rate environment. Corporate bonds also boosted performance due to a combination of higher initial yields and price appreciation.

    The Fund's currency-hedged inflation protected securities were a mixed bag, with Canadian positions adding to performance, while New Zealand positions slightly detracted from returns. A modest allocation to dollar-denominated Latin American bonds was a plus, as those markets again topped U.S. bonds.

   In general, the manager of the Fund currently expects to see healthy U.S. economic growth in the near term, followed by slowing in 1998. To maximize return in this type of environment, the manager anticipates maintaining the Fund's above-index duration and plans to continue the focus on short-maturity and adjustable rate mortgages and selective non-U.S. bonds. Specifically, the manager plans to pursue currency-hedged Canadian bonds while maintaining a modest allocation to emerging debt markets.

                                         See page 57 for financial details.   21

------------------
September 30, 1997
------------------

---------
FOOTNOTES
---------

A few notes and definitions are needed for a complete understanding of the performance figures.

     Past performance is no indication of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.

     Total return, both with and without a sales charge, has been presented. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful to you than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of either 4.5% (Long-Term U.S. Government, Foreign Bond, Global Bond II, Emerging Markets Bond, High Yield and Total Return Funds), 3.00% (Real Return Bond, Low Duration and StocksPLUS Funds) or 2.00% (Short Term Fund). The adjusted figures for Class B shares include the effect of paying the 5% contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. The adjusted figures for Class C shares include the effect of paying the 1% CDSC, which may apply to shares redeemed during the first year of ownership.

     /1/Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended September 30, 1997.

     Duration is a measurement of a Fund's price sensitivity expressed in years.

     An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. The J.P. Morgan Global Index (Hedged) is an index of currency-hedged U.S. and foreign government bonds. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The Lehman BB Intermediate Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Inflation Linked Treasury Index is an index of inflation linked Treasury bonds. The Lehman Aggregate Bond Index is an index of a variety of bonds. The Lehman Intermediate and 20+ Year Treasury Index is an index of intermediate- and long-term government securities. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of large-capitalization companies.

     Lipper averages are calculated by Lipper Analytical Services, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of those funds that are tracked by Lipper, with the investment objective noted. Lipper rankings are based on total returns, not adjusted for sales charges.

Schedule of Investments
Long-Term U.S. Government Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 54.4%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   8.125% due 05/15/21                                $      650     $      777
   6.750% due 08/15/26                                    19,800         20,561
   6.500% due 11/15/26                                     1,500          1,510
   6.625% due 02/15/27                                     1,250          1,280
                                                                     ----------
Total U.S. Treasury Obligations                                          24,128
                                                                     ----------
(Cost $23,860)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 61.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 44.5%
Bear Stearns
   7.100% due 06/25/24                                       385            379
California Federal Bank
   6.529% due 08/25/30(b)                                  1,443          1,434
Federal Home Loan Mortgage Corp.
   4.950% due 03/15/04                                     1,106          1,105
   9.500% due 01/15/05                                       117            122
   7.000% due 03/25/15                                     1,200          1,212
   7.000% due 07/15/22                                       806            771
   6.500% due 05/15/23                                        93             81
   7.000% due 08/15/23                                       180            164
   7.000% due 09/15/23                                        66             62
   6.500% due 11/15/23                                       224            203
   6.500% due 03/15/24                                       408            368
Federal Housing Administration
   7.430% due 11/01/23                                     1,559          1,582
   7.430% due 01/01/24                                       411            417
Federal National Mortgage Assn.
   5.000% due 11/25/03                                       687            683
   4.950% due 06/25/10                                     1,748          1,743
   5.500% due 04/25/14                                       437            435
   8.000% due 01/25/19                                        16             16
   8.750% due 08/25/20                                       269            277
   8.000% due 03/25/22                                        48             49
   7.000% due 04/25/22                                       713            682
   7.000% due 06/25/22                                       343            327
   7.800% due 10/25/22                                       733            748
   7.000% due 06/25/23                                       350            335
   6.000% due 08/25/23                                       856            804
   7.000% due 05/18/27                                     1,298          1,189
First Boston Mortgage Securities Corp.
   7.300% due 07/25/23                                       427            382
General Electric Capital Mortgage
   7.500% due 03/25/19                                       118            119
Independent National Mortgage Corp.
   8.490% due 01/25/25(b)                                    399            410
Prudential Home
   6.500% due 12/25/22                                       432            431
   6.950% due 09/25/23                                        57             51
   6.500% due 01/25/24                                     1,000            889
Residential Funding
   8.323% due 03/25/25(b)                                    347            356
Resolution Trust Corp.
   6.888% due 06/25/23(b)                                    219            219
Vendee Mortgage
   7.750% due 05/15/22                                       164            168
   6.500% due 06/15/24                                     1,852          1,542
                                                                     ----------
                                                                         19,755
                                                                     ----------
Federal Home Loan Mortgage Corporation 0.8%
   7.662% due 05/01/22(b)                                    199            207
   7.852% due 06/01/22(b)                                    163            170
                                                                     ----------
                                                                            377
                                                                     ----------
Federal Housing Administration 3.8%
   5.871% due 11/01/19                                       212            213
   7.430% due 12/28/17                                     1,456          1,469
                                                                     ----------
                                                                          1,682
                                                                     ----------
Federal National Mortgage Association 1.0%
   7.900% due 10/01/24(b)                                    420            438
                                                                     ----------
Government National Mortgage Association 4.8%
   7.000% due 02/20/24-08/20/25(b)(c)                        927            951
   7.125% due 07/20/23(b)                                    543            559
   7.375% due 06/20/23(b)                                    594            614
                                                                     ----------
                                                                          2,124
                                                                     ----------
Other Mortgage-Backed Securities 5.7%
Resolution Trust Corp.
   6.684% due 05/25/29(b)                                  1,496          1,499
Ryland Acceptance Corp.
   7.555% due 11/28/22(b)                                  1,000          1,015
                                                                     ----------
                                                                          2,514
                                                                     ----------
Stripped Mortgage-Backed Securities 1.2%
Federal Home Loan Mortgage Corp.(IO)
   7.000% due 09/15/99                                       209             12
   7.000% due 07/15/04                                       459             16
   6.500% due 08/15/06                                       333             28
   6.500% due 10/15/06                                       512             52
   6.500% due 11/15/06                                       663             56
   6.000% due 10/15/07                                       598             51
   7.000% due 02/15/26                                       382             28
Federal National Mortgage Assn.(IO)
   6.500% due 02/25/07                                       346             33
   6.500% due 08/25/20                                     1,000            105
   6.500% due 09/25/21                                     1,024            156
                                                                     ----------
                                                                            537
                                                                     ----------
Total Mortgage-Backed Securities                                         27,427
(Cost $26,837)                                                       ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.0%
--------------------------------------------------------------------------------
Repurchase Agreements 1.4%
State Street Bank
   5.000% due 10/01/97                                       632            632
   (Dated 09/30/97. Collateralized by U.S. Treasury                  ----------
   Bond 7.500% 11/15/16 valued at $645,954.
   Repurchase proceeds are $632,000.)


U.S. Treasury Bills (c) 0.6%
   4.989% due 10/2/97-11/13/97                               260            260
                                                                     ----------
Total Short-Term Instruments                                                892
(Cost $892)                                                          ----------


Total Investments (a) 118.2%                                         $   52,447
(Cost $51,589)

Other Assets and Liabilities(Net)(18.2%)                                 (8,056)
                                                                     ----------

Net Assets 100.0%                                                    $   44,391
                                                                     ----------

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $      973
                                                                     ----------
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (115)
                                                                     ----------
Unrealized appreciation-net                                          $      858
                                                                     ----------

(b) Variable rate security. The rate listed is as of September 30,1997.

(c) Securities are grouped by coupon and represent a range of maturities.

                                                      See accompanying notes  23

Schedule of Investments
Foreign Bond Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
ARGENTINA (c)(f) 1.3%
--------------------------------------------------------------------------------
Republic of Argentina
   8.000% due 03/20/98                             AP        780     $      755
   3.353% due 04/01/01(d)                                  3,911          3,618
                                                                     ----------
Total Argentina                                                           4,373
(Cost $4,284)                                                        ----------

--------------------------------------------------------------------------------
AUSTRALIA (c)(f) 10.0%
--------------------------------------------------------------------------------
Australian Wheat Board
   5.520% due 12/04/97                              $      1,889          1,870
Commonwealth of Australia
   5.480% due 11/03/97                                     4,100          4,079
   5.500% due 12/18/97                                     4,000          3,951
  13.000% due 07/15/00                             A$      2,100          1,829
   9.500% due 08/15/03                                       500            429
  10.000% due 02/15/06                                     2,070          1,884
   7.500% due 09/15/09                                    23,000         18,488
Queensland Treasury Corp.
   5.510% due 11/12/97                              $        700            695
                                                                     ----------
Total Australia                                                          33,225
(Cost $32,944)                                                       ----------

--------------------------------------------------------------------------------
 BELGIUM (c)(f) 1.6%
--------------------------------------------------------------------------------
Kingdom of Belgium
   9.000% due 03/28/03                             BF        200              7
   5.100% due 11/21/04(d)                                183,200          5,389
                                                                     ----------
Total Belgium                                                             5,396
(Cost $5,693)                                                        ----------

--------------------------------------------------------------------------------
CANADA (c)(f) 14.1%
--------------------------------------------------------------------------------
Canadian Wheat Board
   5.500% due 10/08/97                              $      2,000          1,998
   5.500% due 11/19/97                                     5,800          5,757
   5.500% due 11/21/97                                     8,000          7,938
Commonwealth of Canada
   3.700% due 04/02/98                             C$      7,840          5,575
   8.500% due 03/01/00                                    23,498         18,410
Ontario Hydro
   5.500% due 12/15/97                              $      4,000          3,953
Rogers Cantel, Inc.
  10.500% due 06/01/06                             C$      2,500          2,137
Sears Canada
  11.700% due 07/10/00                                     1,000            838
                                                                     ----------
Total Canada                                                             46,606
(Cost $45,990)                                                       ----------

--------------------------------------------------------------------------------
CROATIA 0.8%
--------------------------------------------------------------------------------
Republic of Croatia
   6.500% due 07/31/06(d)                           $      1,463          1,409
   6.500% due 07/30/10(d)                                  1,320          1,244
                                                                     ----------
Total Croatia                                                             2,653
(Cost $2,727)                                                        ----------

--------------------------------------------------------------------------------
CZECH REPUBLIC (c)(f) 1.2%
--------------------------------------------------------------------------------
Bayerische Landesbank
  11.500% due 10/09/97                             CK    134,000          4,072
                                                                     ----------
Total Czech Republic                                                      4,072
(Cost $4,984)                                                        ----------

--------------------------------------------------------------------------------
DENMARK (c)(f) 1.9%
--------------------------------------------------------------------------------
Kingdom of Denmark
   8.000% due 05/15/03                             DK     29,500          4,940
   8.000% due 03/15/06                                     8,840          1,506
                                                                     ----------
Total Denmark                                                             6,446
(Cost $6,540)                                                        ----------

--------------------------------------------------------------------------------
FINLAND (c)(f) 12.2%
--------------------------------------------------------------------------------
Republic of Finland
   3.490% due 03/13/98                             FM     15,000          2,798
   3.630% due 08/14/98                                    46,000          8,425
   7.250% due 04/18/06                                   129,000         26,986
   8.250% due 10/15/10                                    10,000          2,254
                                                                     ----------
Total Finland                                                            40,463
(Cost $40,062)                                                       ----------

--------------------------------------------------------------------------------
FRANCE (c)(f) 4.6%
--------------------------------------------------------------------------------
Caisse d'Amortissement
   5.520% due 10/20/97                              $     12,100         12,065
Republic of France
   7.750% due 10/25/05                             FF     17,000          3,332
                                                                     ----------
Total France                                                             15,397
(Cost $15,383)                                                       ----------

--------------------------------------------------------------------------------
GERMANY (c)(f) 9.3%
--------------------------------------------------------------------------------
Republic of Germany
   7.125% due 12/20/02                             DM        500            312
   6.500% due 07/04/27                                    51,445         30,479
Treuhandanstalt
   6.875% due 06/11/03                                       240            148
                                                                     ----------
Total Germany                                                            30,939
(Cost $30,607)                                                       ----------

--------------------------------------------------------------------------------
GREECE (c)(f) 0.6%
--------------------------------------------------------------------------------
Republic of Greece
  11.200% due 05/19/03(d)                          GD    100,000            360
  11.100% due 06/17/03(d)                                107,400            388
  14.000% due 10/23/03                                   376,000          1,360
                                                                     ----------
Total Greece                                                              2,108
(Cost $2,291)                                                        ----------

--------------------------------------------------------------------------------
INDONESIA  (c)(f) 0.5%
--------------------------------------------------------------------------------
Citibank Indonesia
  19.128% due 10/24/97                             IR  5,000,000          1,511
                                                                     ----------
Total Indonesia                                                           1,511
(Cost $2,045)                                                        ----------

--------------------------------------------------------------------------------
ITALY (c)(f) 17.6%
--------------------------------------------------------------------------------
Republic of Italy
   6.000% due 01/01/00                             IL 36,440,000         21,492
   9.500% due 01/01/05                                 9,370,000          6,524
   7.250% due 11/01/26                                48,530,000         30,271
                                                                     ----------
Total Italy                                                              58,287
(Cost $55,607)                                                       ----------

--------------------------------------------------------------------------------
JAPAN (c)(f) 17.6%
--------------------------------------------------------------------------------
Government of Japan
   6.400% due 03/20/00                             JY  5,074,600         48,020
   5.500% due 03/20/02                                   319,000          3,141
   4.500% due 06/20/03                                   685,000          6,610
   4.100% due 12/22/03                                    64,200            610
                                                                     ----------
Total Japan                                                              58,381
(Cost $58,703)                                                       ----------

--------------------------------------------------------------------------------
MEXICO (c)(f) 4.8%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
   8.000% due 05/06/98                             DM     13,000          7,509
Bancomer
   8.000% due 07/07/98                              $      2,000          2,013
Nacional Financiera
   8.094% due 12/15/97(d)                                     19             19
Petroleos Mexicanos
   7.750% due 09/30/98                             FF     22,000          3,826
Republic of Mexico
  18.950% due 10/23/97                             MP      5,800            739
  22.800% due 10/30/97                                     6,190            787

24  See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Third Mexican Acceptance Corp.
   7.370% due 03/15/98                              $      1,000     $      975
                                                                     ----------
Total Mexico                                                             15,868
(Cost $15,775)                                                       ----------

--------------------------------------------------------------------------------
NETHERLANDS (c)(f) 2.0%
--------------------------------------------------------------------------------
Kingdom of Netherlands
   6.245% due 07/15/98                             DG      7,500          3,850
   5.750% due 01/15/04                                     4,880          2,539
   8.250% due 02/15/07                                       400            241
                                                                     ----------
Total Netherlands                                                         6,630
(Cost $6,559)                                                        ----------

--------------------------------------------------------------------------------
NEW ZEALAND (c)(f) 1.9%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   8.000% due 04/15/04                             N$      9,350          6,406
                                                                     ----------
Total New Zealand                                                         6,406
(Cost $6,670)                                                        ----------

--------------------------------------------------------------------------------
POLAND (c)(f) 4.1%
--------------------------------------------------------------------------------
Republic of Poland
  21.670% due 10/22/97                             PZ        520            150
  22.160% due 11/05/97                                    16,400          4,691
  21.850% due 11/12/97                                     3,920          1,116
  22.050% due 11/19/97                                     7,200          2,041
  21.500% due 12/03/97                                     5,700          1,601
  21.640% due 04/22/98                                     6,470          1,672
  21.365% due 05/13/98                                     3,320            847
  21.550% due 06/26/98                                     6,600          1,645
                                                                     ----------
Total Poland                                                             13,763
(Cost $14,268)                                                       ----------

--------------------------------------------------------------------------------
ROMANIA (c)(f) 0.3%
--------------------------------------------------------------------------------
Republic of Romania
   7.750% due 06/17/02                             DM      1,600            926
                                                                     ----------
Total Romania                                                               926
(Cost $889)                                                          ----------

--------------------------------------------------------------------------------
SOUTH AFRICA (c)(f) 0.5%
--------------------------------------------------------------------------------
Republic of South Africa
  16.300% due 10/17/97                             SR      7,080          1,511
                                                                     ----------
Total South Africa                                                        1,511
(Cost $1,580)                                                        ----------

--------------------------------------------------------------------------------
SPAIN (c)(f) 2.4%
--------------------------------------------------------------------------------
Kingdom of Spain
  10.000% due 02/28/05                             SP    947,100          8,002
                                                                     ----------
Total Spain                                                               8,002
(Cost $7,299)                                                        ----------

--------------------------------------------------------------------------------
SUPRANATIONAL (c)(f) 0.7%
--------------------------------------------------------------------------------
European Bank for Reconstruction & Development
   9.000% due 04/22/98                             PP     49,000          1,356
World Bank
  10.250% due 04/11/02                                    31,000            840
                                                                     ----------
Total Supranational                                                       2,196
(Cost $3,039)                                                        ----------

--------------------------------------------------------------------------------
SWEDEN (c)(f) 9.4%
--------------------------------------------------------------------------------
Kingdom of Sweden
  10.250% due 05/05/00                             SK    186,100         27,524
  13.000% due 06/15/01                                    11,200          1,849
   8.000% due 08/15/07                                    12,100          1,814
                                                                     ----------
Total Sweden                                                             31,187
(Cost $30,308)                                                       ----------

--------------------------------------------------------------------------------
UNITED KINGDOM (c)(f) 9.4%
--------------------------------------------------------------------------------
United Kingdom Gilt
   8.000% due 12/07/00                             BP      1,000          1,672
   6.750% due 11/26/04                                       190            312
   8.500% due 12/07/05                                    16,051         29,216
                                                                     ----------
Total United Kingdom                                                     31,200
(Cost $29,348)                                                       ----------

--------------------------------------------------------------------------------
UNITED STATES 14.0%
--------------------------------------------------------------------------------
Corporate Bonds and Notes 3.6%
AT&T Capital Corp.
   5.900% due 11/13/97                                     3,500          3,501
Resolution Trust Corp.
   7.750% due 04/25/28                                     3,531          3,531
Salomon, Inc.
   3.650% due 02/14/02(h)                                  5,060          4,919
                                                                     ----------
                                                                         11,951
                                                                     ----------
U.S. Treasury Notes 4.0%
   6.250% due 01/31/02                                     6,100          6,159
   6.625% due 05/15/07                                     6,700          6,922
                                                                     ----------
                                                                         13,081
                                                                     ----------
Mortgage-Backed Securities 6.1%
Collateralized Mortgage Obligation Trust
   9.000% due 05/01/14                                        45             46
Federal Home Loan Mortgage Corp.
   9.050% due 06/15/19                                       156            167
Government National Mortgage Assn.
   6.875% due 11/20/21-10/20/24(d)(g)                      1,602          1,651
   7.125% due 09/20/23(d)                                  1,542          1,588
Independent National Mortgage Corp.
   8.303% due 11/25/24(d)                                    333            342
Morgan Stanley Mortgage
   8.150% due 07/20/21                                         4              5
PaineWebber Mortgage
   7.000% due 10/25/23                                     1,403          1,408
Resolution Trust Corp.
  10.621% due 05/25/24(d)                                    190            192
Ryland Acceptance Corp.
   8.086% due 09/25/23(d)                                  6,579          6,737
Sears Mortgage
   6.792% due 06/25/22(d)                                    220            222

Government National Mortgage Assn.
   6.875% due 10/20/23(d)                                  3,524          3,627
   7.125% due 09/20/22-09/20/23(d)(g)                      2,967          3,058
   7.375% due 05/20/22-05/20/23(d)(g)                      1,249          1,291
                                                                     ----------
                                                                         20,334
                                                                     ----------
Asset-Backed Securities 0.3%
Student Loan Marketing Assn.
   5.605% due 04/25/04(d)                                    959            960
                                                                     ----------
Total United States                                                      46,326
(Cost $46,054)                                                       ----------

--------------------------------------------------------------------------------
PURCHASED OTC CALL OPTIONS (c)(f) 0.9%
--------------------------------------------------------------------------------
Government of Japan (OTC)
   6.400% due 03/20/00
   Strike @ 102.75 Exp. 10/31/97(j)                JY    751,600            663
   4.500%due06/20/03
   Strike @ 94.77 Exp. 10/31/97(j)                       525,000            923
Kingdom of Sweden(OTC)
  10.250% due 05/05/00
   Strike @ 95.38 Exp. 01/31/98(j)                 SK     80,000          1,560
                                                                     ----------
Total Purchased OTC Call Options                                          3,146
(Cost $3,113)                                                        ----------

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 35.0%
--------------------------------------------------------------------------------
Discount Notes 33.6%
American Express Credit
   5.500% due 10/09/97                              $      6,000          5,993
   5.480% due 11/05/97                                     5,600          5,570
Ameritech Corp.
   5.480% due 10/06/97                                     7,800          7,794

                                                      See accompanying notes  25

Foreign Bond Fund
September 30, 1997 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
--------------------------------------------------------------------------------
Ford Motor Credit Corp.
   5.700% due 10/02/97                              $      1,300     $    1,300
   5.550% due 10/08/97                                     4,700          4,695
   5.510% due 10/09/97                                     7,000          6,991
General Electric Capital Corp.
   5.520% due 11/20/97                                     3,700          3,671
General Motors Acceptance Corp.
   5.510% due 11/12/97                                     2,000          1,987
   5.580% due 01/14/98                                     5,300          5,214
Gillette Co.
   6.350% due 10/01/97                                     8,200          8,200
   5.480% due 10/08/97                                     2,200          2,197
IBM Credit Corp.
   5.480% due 11/05/97                                     5,000          4,973
   5.500% due 11/07/97                                     1,200          1,193
KFW International Finance, Inc.
   5.480% due 10/20/97                                     4,000          3,988
   5.510% due 10/27/97                                     2,700          2,689
   5.490% due 11/13/97                                     1,700          1,689
   5.490% due 11/18/97                                     6,400          6,353
National Rural Utilities Cooperative
   5.500% due 10/02/97                                     1,900          1,900
   5.470% due 10/23/97                                     1,300          1,296
   5.480% due 10/28/97                                     1,300          1,295
   5.500% due 12/12/97                                     1,100          1,088
New Center Asset Trust
   5.520% due 10/10/97                                     1,400          1,398
   5.510% due 10/22/97                                     4,700          4,685
   5.530% due 11/05/97                                     4,800          4,774
Pfizer, Inc.
   5.490% due 10/08/97                                    13,500         13,486
Pitney Bowes Credit Corp.
   5.500% due 10/15/97                                     7,000          6,985
                                                                     ----------
                                                                        111,404
                                                                     ----------
Repurchase Agreements 1.1%
State Street Bank
   5.000% due 10/01/97                                     3,511          3,511
   (Dated 09/30/97. Collateralized by U.S. Treasury                  ----------
   Note 6.250% 08/31/02 valued at $3,583,606.
   Repurchase proceeds are $3,511,488.)

U.S. Treasury Bills (b)(g) 0.4%
   5.073% due 10/02/97-12/11/97                            1,210          1,203
                                                                     ----------

Total Short-Term Instruments                                            116,118
(Cost $116,119)                                                      ----------

Total Investments (a) 178.7%                                         $  593,136
(Cost $588,881)

Written Options (e) (0.0%)                                                  (20)
(Premiums $12)

Other Assets and Liabilities (Net) (78.7%)                             (261,267)
                                                                     ----------


Net Assets 100.0%                                                    $  331,849
                                                                     ----------


Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $   10,199

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (5,944)
                                                                     ----------

Unrealized appreciation-net                                          $    4,255
                                                                     ----------
(b) Securities with an aggregate market value of
$1,203 have been segregated with the custodian to
cover margin requirements for the following open
future contracts at September 30, 1997:

                                                                     Unrealized
Type                                                   Contracts   Appreciation
--------------------------------------------------------------------------------
Commonwealth of Australia 3 Year Note (12/97)                168     $      180
French Franc 10 Year Future (MAT) (12/97)                     64             61
                                                                     ----------
                                                                     $      241
                                                                     ----------

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                       Principal
                          Amount                                     Unrealized
                         Covered         Expiration               Appreciation/
Type                 by Contract              Month              (Depreciation)
--------------------------------------------------------------------------------
Sell         A$            1,841              10/97                  $       21
Buy          BF           51,300              10/97                          45
Sell                     250,479              12/97                        (183)
Buy          BP              100              10/97                           0
Sell                      11,618              10/97                         225
Sell                       1,671              11/97                         (48)
Sell                         217              01/98                          (1)
Buy          C$           34,280              12/97                          93
Sell                       7,524              12/97                         (17)
Sell                      12,859              03/98                         209
Sell         CK          129,490              10/97                        (216)
Sell         DG            4,898              11/97                        (104)
Sell                       2,104              12/97                           1
Sell         DK            2,245              10/97                           0
Sell                       7,893              11/97                         (62)
Buy          DM           41,939              10/97                          27
Buy                       10,652              11/97                         151
Buy                       46,798              12/97                         245
Buy                        6,447              01/98                          (5)
Sell                      25,400              10/97                         124
Sell                      19,064              11/97                        (467)
Sell                      32,080              12/97                        (111)
Buy          EC            1,746              10/97                           3
Sell                       1,746              10/97                          29
Sell                       2,346              01/98                           2
Buy          FF              861              10/97                           0
Buy                        5,323              12/97                           3
Sell                      27,602              10/97                         (82)
Sell                      22,281              11/97                        (179)
Sell                         604              12/97                           0
Buy          FM           27,818              10/97                         232
Sell                     156,602              10/97                          71
Sell                      19,343              11/97                        (166)
Sell                       5,058              12/97                         (23)
Sell                      14,451              01/98                           6
Buy          GD           57,700              10/97                           8
Buy          IL        1,030,308              10/97                          (6)
Buy          IP            7,310              10/97                        (386)
Buy          IR        4,478,000              12/97                        (140)
Buy          JY           76,800              10/97                           2
Buy                      458,000              12/97                         (60)
Sell                      76,800              10/97                          43
Sell                     527,408              11/97                         201
Sell                      76,800              12/97                          (2)
Sell         MR            9,370              12/97                         270
Buy          N$            2,600              12/97                          24
Sell                      12,458              11/97                          10
Buy          PP            5,550              10/97                          (1)
Buy          SF           10,232              10/97                          24
Sell                      23,132              10/97                        (299)
Sell                       8,315              11/97                        (247)
Sell                      17,590              12/97                         (63)
Sell                      28,424              01/98                         (72)
Buy          SK           68,370              10/97                         448
Buy                       23,019              11/97                         179
Sell                      86,988              10/97                          81
Sell                         539              11/97                          (3)
Sell                      21,400              12/97                         (70)

26  See accompanying notes

--------------------------------------------------------------------------------
                       Principal
                          Amount                                     Unrealized
                         Covered         Expiration               Appreciation/
Type                 by Contract              Month              (Depreciation)
--------------------------------------------------------------------------------
Buy          SP           10,518              10/97                  $        0
Buy                      449,222              11/97                         166
Buy                    1,143,532              12/97                          (2)
Sell                     509,125              12/97                         (20)
                                                                     ----------
                                                                     $      (92)
                                                                     ==========

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Premiums received on Written Options:

                                                                 Premiums      Market
Type                                                     Par     Received       Value
--------------------------------------------------------------------------------------
Put - Indonesian Rupiah vs U.S. Dollar (OTC) IR    3,400,000     $     12  $       20
    Strike @ 3,400.00 Exp. 10/30/97

(f) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         AP - Argentine Peso
         BF - Belgian Franc
         BP - British Pound
         C$ - Canadian Dollar
         CK - Czech Koruna
         DG - Dutch Guilder
         DK - Danish Krone
         DM - German Mark
         EC - European Currency Unit
         FF - French Franc
         FM - Finnish Markka
         GD - Greek Drachma
         IL - Italian Lira
         IP - Irish Punt
         IR - Indonesian Rupiah
         JY - Japanese Yen
         MP - Mexican Peso
         MR - Malaysian Ringgit
         N$ - New Zealand Dollar
         PP - Philippines Peso
         PZ - Polish Zloty
         SF - Swiss Franc
         SK - Swedish Krona
         SP - Spanish Peseta
         SR - South Africa Rands

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.

(j) Security is subject to outstanding forward sale commitment.


                                                      See accompanying notes  27

Schedule of Investments
Global Bond Fund II
September 30, 1997 (Unaudited)


                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
--------------------------------------------------------------------------------
 ARGENTINA (e) 1.7%
--------------------------------------------------------------------------------
Republic of Argentina
   8.000% due 03/20/98                     AP                  60     $     58
   3.353% due 04/01/01(d)                                     279          258
                                                                      ----------
Total Argentina                                                            316
(Cost $310)                                                           ----------

--------------------------------------------------------------------------------
 AUSTRALIA (c)(e) 2.6%
--------------------------------------------------------------------------------

Commonwealth of Australia
  13.000% due 07/15/00                     A$                 400          348
   9.500% due 08/15/03                                        100           86
  10.000% due 02/15/06                                         50           46
                                                                      ----------
Total Australia                                                            480
                                                                      ----------
(Cost $455)

--------------------------------------------------------------------------------
 BELGIUM (e) 0.9%
--------------------------------------------------------------------------------

Kingdom of Belgium
   5.100% due 11/21/04 (d)                 BF               5,800          171
                                                                      ----------
Total Belgium                                                              171
(Cost $162)                                                           ----------

--------------------------------------------------------------------------------
 CANADA (c)(e) 11.5%
--------------------------------------------------------------------------------

Commonwealth of Canada
   3.700% due 04/02/98                     C$                 560          398
   8.000% due 11/01/98                                        555          417
   8.500% due 03/01/00                                      1,067          836
   9.000% due 12/01/04                                        110           96
   4.250% due 12/01/26(g)                                     175          132
Rogers Cantel, Inc.
  10.500% due 06/01/06                                        320          274
                                                                      ----------
Total Canada                                                             2,153
(Cost $2,038)                                                         ----------

--------------------------------------------------------------------------------
 CROATIA 1.0%
--------------------------------------------------------------------------------

Republic of Croatia
   6.500% due 07/31/06 (d)                  $                 104          100
   6.500% due 07/30/10(d)                                      90           85
                                                                      ----------
Total Croatia                                                              185
(Cost $190)                                                           ----------

--------------------------------------------------------------------------------
 CZECH REPUBLIC (c)(e) 1.3%
--------------------------------------------------------------------------------

Bayerische Landesbank
  11.500% due 10/09/97                     CK               8,000          243
                                                                      ----------
Total Czech Republic                                                       243
(Cost $298)                                                           ----------

--------------------------------------------------------------------------------
 DENMARK (c)(e) 1.4%
--------------------------------------------------------------------------------

Kingdom of Denmark
   8.000% due 05/15/03                     DK               1,600          268
                                                                      ----------
Total Denmark                                                              268
(Cost $254)                                                           ----------

--------------------------------------------------------------------------------
 FINLAND (c)(e) 11.8%
--------------------------------------------------------------------------------

Republic of Finland
   3.490% due 03/13/98                     FM               1,000          186
   3.630% due 08/14/98                                      3,000          549
   7.250% due 04/18/06                                      6,000        1,255
   8.250% due 10/15/10                                      1,000          225
                                                                      ----------
Total Finland                                                            2,215
(Cost $2,219)                                                         ----------

--------------------------------------------------------------------------------
 GERMANY (c)(e) 4.3%
--------------------------------------------------------------------------------

Germany Unity Fund
   8.000% due 01/21/02                     DM                 500          319
Republic of Germany
   7.125% due 12/20/02                                        180          112
   6.500% due 07/04/27                                        506          300
Treuhandanstalt
   6.875% due 06/11/03                     DM                 140           86
                                                                      ----------
Total Germany                                                              817
(Cost $868)                                                           ----------

--------------------------------------------------------------------------------
 GREECE (c)(e) 0.8%
--------------------------------------------------------------------------------

Republic of Greece
  11.100% due 06/17/03 (d)                 GD               7,400           27
  14.000% due 10/23/03                                     33,600          122
                                                                      ----------
Total Greece                                                               149
(Cost $162)                                                           ----------

--------------------------------------------------------------------------------
 HONG KONG 1.6%
--------------------------------------------------------------------------------

Guangdong Enterprises
   8.875% due 05/22/07                      $                 300          306
                                                                      ----------
Total Hong Kong                                                            306
(Cost $300)                                                           ----------

--------------------------------------------------------------------------------
 ITALY (c)(e) 5.4%
--------------------------------------------------------------------------------

Republic of Italy
   6.000% due 01/01/00                     IL           1,735,000        1,023
                                                                      ----------
Total Italy                                                              1,023
(Cost $966)                                                           ----------

--------------------------------------------------------------------------------
 JAMAICA 0.5%
--------------------------------------------------------------------------------

Government of Jamaica
   9.625% due 07/02/02                      $                 100          101
                                                                      ----------
Total Jamaica                                                              101
(Cost $100)                                                           ----------

--------------------------------------------------------------------------------
 JAPAN (c)(e) 1.9%
--------------------------------------------------------------------------------

Government of Japan
   4.500% due 06/20/03                     JY              37,000          357
                                                                      ----------
Total Japan                                                                357
(Cost $357)                                                           ----------

--------------------------------------------------------------------------------
 MEXICO (e) 3.6%
--------------------------------------------------------------------------------

Republic of Mexico
  18.950% due 10/23/97                     MP                 390           50
  22.800% due 10/30/97                                        430           55
United Mexican States
   6.250% due 12/31/19                                        700          579
                                                                      ----------
Total Mexico                                                               684
(Cost $653)                                                           ----------

--------------------------------------------------------------------------------
 NETHERLANDS (c)(e) 1.7%
--------------------------------------------------------------------------------

Kingdom of Netherlands
   6.250% due 07/15/98                     DG                 500          257
   8.250% due 02/15/07                                        100           60
                                                                      ----------
Total Netherlands                                                          317
(Cost $311)                                                           ----------

--------------------------------------------------------------------------------
 NEW ZEALAND (c)(e) 2.3%
--------------------------------------------------------------------------------

Commonwealth of New Zealand                N$                  30           22
   10.000% due 03/15/02
    8.000% due 04/15/04                                       600          411
                                                                      ----------
Total New Zealand                                                          433
(Cost $443)                                                           ----------

--------------------------------------------------------------------------------
 POLAND (e) 5.2%
--------------------------------------------------------------------------------

Republic of Poland
  21.670% due 10/22/97                     PZ                  40           12
  22.160% due 11/05/97                                      1,100          315
  21.850% due 11/12/97                                        280           80
  22.050% due 11/19/97                                        340           96
  21.500% due 12/03/97                                        420          118
  21.640% due 04/22/98                                        450          116


28  See accompanying notes


                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
--------------------------------------------------------------------------------
  21.365% due 05/13/98                     PZ                 200     $     51
  21.550% due 06/26/98                                        800          199
                                                                      ----------
Total Poland                                                               987
(Cost $1,029)                                                         ----------

--------------------------------------------------------------------------------
 ROMANIA (c)(e) 2.2%
--------------------------------------------------------------------------------

Republic of Romania
   7.750% due 06/17/02                     DM                 700          405
                                                                      ----------
Total Romania                                                              405
(Cost $389)                                                           ----------

--------------------------------------------------------------------------------
 SOUTH AFRICA (e) 0.6%
--------------------------------------------------------------------------------

South Africa T-Bill
  16.300% due 10/17/97                     SR                 490          104
                                                                      ----------
Total South Africa                                                         104
(Cost $109)                                                           ----------

--------------------------------------------------------------------------------
 SPAIN (c)(e) 4.5%
--------------------------------------------------------------------------------

Kingdom of Spain
  10.250% due 11/30/98                     SP              90,000          640
  10.000% due 02/28/05                                     25,300          214
                                                                      ----------
Total Spain                                                                854
(Cost $922)                                                           ----------

--------------------------------------------------------------------------------
 SUPRANATIONAL (c)(e) 0.9%
--------------------------------------------------------------------------------

European Bank for Reconstruction &
 Development
   9.000% due 04/22/98                     PP               4,000          111
World Bank
  10.250% due 04/11/02                                      2,000           54
                                                                      ----------
Total Supranational                                                        165
(Cost $228)                                                           ----------

--------------------------------------------------------------------------------
 SWEDEN (c)(e) 10.6%
--------------------------------------------------------------------------------

Kingdom of Sweden
  11.000% due 01/21/99                     SK               2,200          313
  10.250% due 05/05/00                                     10,300        1,523
  13.000% due 06/15/01                                        900          149
                                                                      ----------
Total Sweden                                                             1,985
(Cost $1,890)                                                         ----------

--------------------------------------------------------------------------------
 UNITED KINGDOM (c)(e) 14.3%
--------------------------------------------------------------------------------

Equitable
   8.000% due 08/29/49 (d)                 BP                 700        1,122
United Kingdom Gilt
   8.000% due 12/07/00                                        100          167
   8.500% due 12/07/05                                        768        1,398
                                                                      ----------
Total United Kingdom                                                     2,687
(Cost $2,689)                                                         ----------

--------------------------------------------------------------------------------
 UNITED STATES (c)(e) 38.2%
--------------------------------------------------------------------------------

Corporate Bonds and Notes 10.7%
AT&T Capital Corp.
   5.900% due 11/13/97                      $                 500          500
Dean Witter Discover
   5.836% due 02/01/99(d)                                     250          251
Hewlett-Packard Finance
   5.625% due 11/20/00                     DM                 100           58
Student Loan Marketing Assn.
   6.040% due 10/25/07 (d)                  $                 900          900
TCI Communications, Inc.
   6.394% due 04/01/02(d)                                     300          296
                                                                      ----------
                                                                         2,005
                                                                      ----------
Mortgage-Backed Securities 12.7%
Government National Mortgage Assn.
   6.000% due 11/20/26                                        977          994
   6.875% due 11/20/21(d)                                      80           83
   7.125% due 07/20/22(d)                                   1,267        1,307
                                                                      ----------
                                                                         2,384
                                                                      ----------
U.S. Treasury Notes 14.8%
   6.625% due 05/15/07                      $               2,690        2,779
                                                                      ----------
Total United States                                                      7,168
(Cost $7,093)                                                         ----------

--------------------------------------------------------------------------------
 PURCHASED OTC CALL OPTIONS (c)(e)(h) 1.0%
--------------------------------------------------------------------------------

Government of Japan (OTC)
   4.500% due 06/20/03
    Strike @ 94.77 Exp. 10/31/97 (h)       JY              27,000           47
Kingdom of Sweden (OTC)
  10.250% due 05/05/00
    Strike @ 95.38 Exp. 01/31/98 (h)       SK               6,900          135
                                                                      ----------
Total Purchased OTC Call Options                                           182
(Cost $183)                                                           ----------

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 19.7%
--------------------------------------------------------------------------------

Discount Notes 15.4%
American Express Credit
    5.480% due 11/05/97                     $                 500          497
General Electric Capital Corp.
   5.520% due 11/05/97                                        100           99
   5.500% due 11/19/97                                        100           99
KFW International Finance, Inc.
   5.500% due 10/15/97                                        900          898
National Rural Utilities Cooperative
   5.510% due 11/13/97                                        600          596
New Center Asset Trust
   5.520% due 10/09/97                                        700          699
                                                                      ----------
                                                                         2,888
                                                                      ----------
Repurchase Agreements 2.4%
State Street Bank
   5.000% due 10/01/97                                        446          446
                                                                      ----------
   (Dated 09/30/97. Collateralized by U.S. Treasury
   Note 5.750% 03/31/98 valued at $456,138
   Repurchase proceeds are $446,062.)

U.S. Treasury Bills (b)(f) 1.9%
   5.090% due 10/02/97-12/11/97                               365          363
                                                                      ----------

Total Short-Term Instruments                                             3,697
(Cost $3,697)                                                         ----------

Total Investments (a) 151.5%                                          $ 28,452
(Cost $28,315)

Other Assets and Liabilities (Net) (51.5%)                              (9,666)
                                                                      ----------

Net Assets 100.0%                                                     $ 18,786
                                                                      ----------

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $    559

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (422)
                                                                      ----------

Unrealized appreciation-net                                           $    137
                                                                      ----------

(b) Securities with an aggregate market value of $363 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:


                                                      See accompanying notes  29

Global Bond Fund II
September 30, 1997 (Unaudited)


--------------------------------------------------------------------------------
                                                                      Unrealized
Type                                                  Contracts     Appreciation
--------------------------------------------------------------------------------
Commonwealth of Australia 3 Year Note (12/97)                12    $         10
U.S. Treasury 10 Year Note (12/97)                           27              22
                                                                   -------------
                                                                   $         32
                                                                   -------------


(c) Foreign forward currency contracts outstanding at September 30, 1997:


                       Principal
                          Amount                                      Unrealized
                         Covered          Expiration               Appreciation/
Type                 by Contract               Month              (Depreciation)
--------------------------------------------------------------------------------
Sell        A$               118               10/97               $          1
Buy         BP                12               10/97                          0
Sell                         272               10/97                         17
Sell                       1,154               11/97                        (27)
Sell                          18               01/98                          0
Buy         C$             1,781               12/97                          5
Buy                          100               03/98                         (2)
Sell                       1,092               12/97                         (3)
Sell                          50               03/98                          1
Sell        CK             6,790               10/97                        (11)
Buy         DG                10               11/97                          0
Sell                         104               11/97                         (2)
Sell                          32               12/97                          0
Sell        DK               265               10/97                          0
Buy         DM               997               10/97                          0
Buy                          615               11/97                         10
Buy                        4,196               12/97                         15
Sell                         747               10/97                          7
Sell                         993               11/97                        (25)
Sell                       1,970               12/97                        (20)
Sell                       1,319               01/98                          1
Buy         EC               122               10/97                          0
Sell                         122               10/97                          2
Sell                         190               01/98                          0
Buy         FF               111               10/97                          0
Sell                         137               10/97                          0
Sell                         134               11/97                         (1)
Sell                         139               12/97                          0
Sell        FM             5,526               10/97                          3
Sell                       2,437               11/97                        (21)
Sell                         983               01/98                          0
Buy         GD            11,800               10/97                          2
Buy         IL            58,842               10/97                          0
Buy         IR           132,800               10/97                         (3)
Buy                      132,800               11/97                         (1)
Buy                      407,000               12/97                        (13)
Sell                     132,800               10/97                          1
Buy         JY             5,500               10/97                          0
Buy                        6,000               11/97                         (1)
Buy                       22,000               12/97                         (3)
Sell                       5,500               10/97                          3
Sell                      28,946               11/97                         12
Sell                       5,500               12/97                          0
Sell        MR               540               12/97                         16
Sell        N$               493               11/97                          0
Sell                         171               12/97                         (1)
Buy         PP             1,030               10/97                          0
Buy         SF               831               10/97                          2
Sell                       1,331               10/97                        (13)
Sell                         553               11/97                        (17)
Sell                       2,350               12/97                         (9)
Sell                         838               01/98                         (2)
Buy         SK             2,650               10/97                         18
Buy                        1,800               12/97                          6
Sell                       2,484               10/97                          2
Sell                       3,340               11/97                        (26)
Buy         SP            20,828               10/97                          0
Buy                       11,000               11/97                          4
Buy                      106,730               12/97                          0
Sell                     134,446               12/97                         (5)
                                                                      ----------
                                                                      $     (78)
                                                                      ----------


(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         AP - Argentine Peso
         BF - Belgian Franc
         BP - British Pound
         C$ - Canadian Dollar
         CK - Czech Koruna
         DG - Dutch Guilder
         DK - Danish Krone
         DM - German Mark
         EC - European Currency Unit
         FF - French Franc
         FM - Finnish Markka
         GD - Greek Drachma
         IL - Italian Lira
         IP - Irish Punt
         IR - Indonesian Rupiah
         JY - Japanese Yen
         MP - Mexican Peso
         MR - Malaysian Ringgit
         N$ - New Zealand Dollar
         PP - Philippines Peso
         PZ - Polish Zloty
         SF - Swiss Franc
         SK - Swedish Krona
         SP - Spanish Peseta
         SR - South Africa Rands

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Security is subject to outstanding forward sale commitment.

10  See accompanying notes

Schedule of Investments
Emerging Markets Bond Fund
September 30, 1997 (Unaudited)


                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
 ARGENTINA 22.4%
--------------------------------------------------------------------------------
Republic of Argentina
   6.750% due 03/31/05(d)                            $    480         $    457
   5.500% due 03/31/23(d)                                 500              378
                                                                      ----------
Total Argentina                                                            835
(Cost $832)                                                           ----------

--------------------------------------------------------------------------------
 AUSTRALIA 2.7%
--------------------------------------------------------------------------------

Western Australia Treasury Corp.
   5.500% due 12/18/97                                    100               99
                                                                      ----------
Total Australia                                                             99
(Cost $99)                                                            ----------

--------------------------------------------------------------------------------
 BRAZIL 24.3%
--------------------------------------------------------------------------------

Government of Brazil
   6.938% due 04/15/12(d)                                 500              424
   8.000% due 04/15/14                                    570              485
                                                                      ----------
Total Brazil                                                               909
(Cost $894)                                                           ----------

--------------------------------------------------------------------------------
 BULGARIA 4.4%
--------------------------------------------------------------------------------

Government of Bulgaria
   2.250% due 07/28/12(d)                                 250              164
                                                                      ----------
Total Bulgaria                                                             164
(Cost $162)                                                           ----------

--------------------------------------------------------------------------------
 CANADA 2.7%
--------------------------------------------------------------------------------

Canadian Wheat Board
   5.500% due 11/18/97                                    100               99
                                                                      ----------
Total Canada                                                                99
(Cost $99)                                                            ----------

--------------------------------------------------------------------------------
 ECUADOR 5.3%
--------------------------------------------------------------------------------

Government of Ecuador
   6.688% due 02/27/15(d)                                 273              198
                                                                      ----------
Total Ecuador                                                              198
(Cost $197)                                                           ----------

--------------------------------------------------------------------------------
 FRANCE 5.3%
--------------------------------------------------------------------------------

Caisse d'Amortissement
   5.550% due 10/10/97                                    100              100
Electricite de France
   5.490% due 12/11/97                                    100               99
                                                                      ----------
Total France                                                               199
(Cost $199)                                                           ----------

--------------------------------------------------------------------------------
 MEXICO 11.9%
--------------------------------------------------------------------------------

United Mexican States
   6.250% due 12/31/19                                    250              207
   6.836% due 12/31/19                                    250              238
                                                                      ----------
Total Mexico                                                               445
(Cost $443)                                                           ----------

--------------------------------------------------------------------------------
 NETHERLANDS 2.7%
--------------------------------------------------------------------------------

Polysindo International Finance
   9.375% due 07/30/07                                    100               99
                                                                      ----------
Total Netherlands                                                           99
(Cost $102)                                                           ----------

--------------------------------------------------------------------------------
 POLAND 4.1%
--------------------------------------------------------------------------------

Republic of Poland
   3.000% due 10/27/24(d)                                 250              152
                                                                      ----------
Total Poland                                                               152
(Cost $152)                                                           ----------

--------------------------------------------------------------------------------
 ROMANIA (c)(f) 4.0%
--------------------------------------------------------------------------------

Republic of Romania
   7.750% due 06/17/02                        DM          260              150
                                                                      ----------
Total Romania                                                              150
(Cost $142)                                                           ----------

--------------------------------------------------------------------------------
 VENEZUELA 12.8%
--------------------------------------------------------------------------------

Government of Venezuela
   6.750% due 12/18/07                               $    500              478
                                                                      ----------
Total Venezuela                                                            478
(Cost $473)                                                           ----------

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 67.7%
--------------------------------------------------------------------------------
Discount Notes 64.0%
Abbott Laboratories
   5.490% due 10/21/97                                    100              100
AT&T Capital Corp.
   5.490% due 10/15/97                                    100              100
BellSouth Telecommunications, Inc.
   5.500% due 10/23/97                                    100              100
Central Illinois Public Services
   5.500% due 11/17/97                                    100               99
E.I. Du Pont de Nemours
   5.550% due 12/02/97                                    100               99
Emerson Electric Co.
   5.480% due 10/17/97                                    100              100
Export Development Corp.
   5.490% due 11/13/97                                    100               99
Federal Home Loan Mortgage Corp.
   5.450% due 10/02/97                                    400              400
Florida Power Corp.
   5.500% due 10/14/97                                    100              100
Ford Motor Credit Corp.
   5.530% due 10/08/97                                    100              100
General Electric Capital Corp.
   5.510% due 11/20/97                                    100               99
General Motors Acceptance Corp.
   5.560% due 11/12/97                                    100               99
IBM Credit Corp.
   5.500% due 10/21/97                                    100              100
KFW International Finance, Inc.
   5.490% due 11/18/97                                    100               99
Motorola, Inc.
   5.490% due 10/28/97                                    100              100
National Rural Utilities Cooperative
   5.490% due 11/18/97                                    100               99
Pitney Bowes Credit Corp.
   5.500% due 10/17/97                                    100              100
Procter & Gamble Co.
   5.510% due 10/10/97                                    100              100
United Parcel Service Co.
   5.500% due 12/03/97                                    100               99
Wisconsin Electric Power & Light
   5.520% due 11/06/97                                    100               99
Wool International
   5.530% due 10/08/97                                    100              100
                                                                      ----------
                                                                         2,391
                                                                      ----------
Repurchase Agreements 3.4%
State Street Bank
   5.000% due 10/01/97                                    131              131
                                                                      ----------
   (Dated 09/30/97. Collateralized by U.S. Treasury
   Note 6.750% 08/15/26 valued at $136,480.
   Repurchase proceeds are $131,018.)

U.S. Treasury Bills (b) 0.3%
   5.155% due 11/13/97                                     10               10
                                                                      ----------

Total Short-Term Instruments                                             2,532
(Cost $2,532)                                                         ----------


                                                      See accompanying notes  31

Emerging Markets Bond Fund
September 30, 1997 (Unaudited)


                                                                       Value
                                                                       (000s)
================================================================================
Total Investments (a) 170.3%                                   $        6,359
(Cost $6,326)

Written Options (e) 0.0%                                                   (6)
(Premiums $4)

Other Assets and Liabilities (Net) (70.3%)                             (2,618)
                                                               -----------------

Net Assets 100.0%                                              $        3,735
                                                               -----------------


Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                      $           39

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (6)
                                                               -----------------

Unrealized appreciation-net                                   $            33
                                                               -----------------

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:


                                                                     Unrealized
Type                                          Contracts             Depreciation
---------------------------------------------------------------------------------
German Mark 5 Year Future (DTB)                       1           $         (1)

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                    Principal
                       Amount                                       Unrealized
                      Covered            Expiration               Appreciation/
Type              by Contract               Month                (Depreciation)
---------------------------------------------------------------------------------
Sell        DM            177                10/97             $             (1)
Sell                      266                08/98                           (6)
Sell        EC             32                10/97                           (1)
Buy         GD          9,900                10/97                            1
Buy         IR        176,000                10/97                           (4)
Buy                   176,000                11/97                           (1)
Buy                    32,000                12/97                           (1)
Sell                  176,000                10/97                            1
Buy         MP            265                10/97                            0
Sell        MR            210                12/97                            6
Buy         PZ            683                10/97                            3
Buy         SR             80                10/97                            0
                                                               -----------------
                                                               $             (3)
                                                               -----------------

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Premiums received on Written Options:

                                                                 Premium      Market
Type                                               Par           Receive      Value
-------------------------------------------------------------------------------------
Put - Indonesian Rupiah vs U.S. Dollar (OTC) IR  1,020,000    $        4   $      6
    Strike @ 3,400.00 Exp. 10/30/97

(f)    Principal amount denoted in indicated currency:

                DM - German Mark
                EC - European Currency Unit
                GD - Greek Drachma
                IR - Indonesian Rupiah
                MP - Mexican Peso
                MR - Malaysian Ringgit
                PZ - Polish Zloty
                SR - South Africa Rand

32  See accompanying notes

Schedule of Investments
High Yield Fund
September 30, 1997 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES 81.0%
-------------------------------------------------------------------------------
Banking and Finance 5.4%
Americo Life, Inc.
   9.250% due 06/01/05                                  $    2,000   $    2,065
Arvin Capital
   9.500% due 02/01/27                                      19,000       20,344
Bay View Capital Corp.
   9.125% due 08/15/07                                       8,000        8,290
First Nationwide Holdings
  12.500% due 04/15/03                                       5,000        5,638
  10.625% due 10/01/03                                       4,350        4,807
Helicon Group
  11.000% due 11/01/03(b)                                    2,000        2,115
Imperial Credit Industries, Inc.
   9.875% due 01/15/07                                       2,300        2,335
ITT Publimedia BV
   9.375% due 09/15/07                                       4,200        4,368
Polysindo International Finance
   9.375% due 07/30/07                                      12,600       12,443
Reliance Group Holdings
   9.000% due 11/15/00                                      14,000       14,653
Trizec Finance Ltd.
  10.875% due 10/15/05                                       3,919        4,517
                                                                     ----------
                                                                         81,575
                                                                     ==========
Industrials 63.3%
Abbey Healthcare Group
   9.500% due 11/01/02                                      10,220       10,507
Albritton Communications
   9.750% due 11/30/07                                       5,500        5,486
American Airlines
  10.610% due 03/04/10                                         650          850
American Standard
   9.250% due 12/01/16                                       8,690        9,092
Amerigas Partners L.P.
  10.125% due 04/15/07                                       4,200        4,473
Ameriserv Food Co.
  10.125% due 07/15/07                                      16,550       17,182
Ametek, Inc.
   9.750% due 03/15/04                                       6,350        6,779
Amphenol Corp.
   9.875% due 05/15/07                                       6,500        6,923
Anker Coal Group
   9.750% due 10/01/07                                       2,000        2,040
Archibald Candy Corp.
  10.250% due 07/01/04                                       1,000        1,055
Bell & Howell Co.
  10.750% due 10/01/02                                       4,000        4,220
Benedek Broadcasting Corp.
  11.875% due 03/01/05                                      14,765       16,648
Building Materials Corp.
   0.000% due 07/01/04(c)                                   17,400       16,226
   8.625% due 12/15/06                                         500          519
Cablevision Systems Corp.
   8.125% due 08/15/09                                       7,000        7,114
   9.875% due 02/15/13                                       2,000        2,165
  10.500% due 05/15/16                                      11,000       12,439
   9.875% due 04/01/23                                       4,000        4,340
Century Communications Corp.
   8.750% due 10/01/07                                       5,000        4,959
CF Cable TV, Inc.
   9.125% due 07/15/07                                       9,000        9,833
Clark Oil Refining Corp.
  10.500% due 12/01/01                                       1,400        1,446
Clark R & M Holdings
   0.000% due 02/15/00                                      14,000       11,078
Coleman
   7.100% due 06/13/06                                       6,750        6,099
   7.250% due 06/13/08                                       2,000        1,734
Comcast Cellular
   9.500% due 05/01/07                                      20,125       21,131
Cumberland Farms
  10.500% due 10/01/03                                       8,676        8,719
Delta Air Lines
  10.790% due 03/26/14                                       2,264        2,898
Dimon, Inc.
   8.875% due 06/01/06                                       3,000        3,214
Doane Products Co.
  10.625% due 03/01/06                                       2,000        2,150
Envirosource, Inc.
   9.750% due 06/15/03                                      10,770       10,834
EZ Communication, Inc.
   9.750% due 12/01/05                                       8,200        9,061
Falcon Drilling, Inc.
   9.750% due 01/15/01                                       6,500        6,906
Ferrellgas Partners L.P.
  10.000% due 08/01/01                                      10,100       10,807
   9.375% due 06/15/06                                       6,375        6,726
Foamex L.P.
   9.875% due 06/15/07                                       1,700        1,768
Forcenergy, Inc.
   9.500% due 11/01/06                                       4,300        4,526
   8.500% due 02/15/07                                       4,100        4,100
Gardern State Newspapers
   8.750% due 10/01/09                                      11,700       11,846
Globalstar L.P.
  11.375% due 02/15/04                                       8,350        8,726
  11.250% due 06/15/04                                       4,000        4,150
Goss Graphic Systems, Inc.
  12.000% due 10/15/06                                       6,000        6,750
Granite Broadcasting Corp.
  10.375% due 05/15/05                                       5,250        5,499
Griffin Gaming
   0.000% due 06/30/00(c)                                    7,330        7,422
GST Equipment Funding
  13.250% due 05/01/07                                       5,000        5,825
Gulf Canada Resources
   9.250% due 01/15/04                                      12,575       13,330
HMH Properties, Inc.
   9.500% due 05/15/05                                      12,750       13,435
   8.875% due 07/15/07                                       8,500        8,755
Hollinger International Publishing
   8.625% due 03/15/05                                       4,750        4,898
   9.250% due 02/01/06                                       7,800        8,112
HS Resources
   9.875% due 12/01/03                                       4,250        4,436
Huntsman Corp.
   9.312% due 03/20/07(b)                                    6,500        6,679
Huntsman Packaging Corp.
   9.125% due 10/01/07                                       3,000        3,075
Integrated Health Services
  10.250% due 04/30/06                                         770          830
   9.500% due 09/15/07                                       7,000        7,245
   9.250% due 01/15/08                                       6,900        6,900
ISP Holdings, Inc.
   9.000% due 10/15/03                                      22,500       23,648
J. Ray McDermott
   9.375% due 07/15/06                                      10,400       10,881
J.Q. Hammons Hotels
   8.875% due 02/15/04                                      11,500       11,716
Jones Intercable, Inc.
   8.875% due 04/01/07                                      10,060       10,538
K-III Communications Co.
   8.500% due 02/01/06                                      11,490       11,749
Kaiser Aluminum & Chemical
   9.875% due 02/15/02                                       8,750        9,143
  10.875% due 10/15/06                                       1,800        1,951
KCS Energy, Inc.
  11.000% due 01/15/03                                       2,600        2,841
Keystone Consolidated Industries
   9.625% due 08/01/07                                       3,800        3,900
L-3 Communications Corp.
  10.375% due 05/01/07                                       2,250        2,430
Lenfest Communications
   8.375% due 11/01/05                                      13,650       13,787
Magnum Hunter Resources, Inc.
  10.000% due 06/01/07                                       3,250        3,323
Marcus Cable
   0.000% due 08/01/04(c)                                   11,400       10,346
Marsh Supermarket, Inc.
   8.875% due 08/01/07                                       7,250        7,232

                                                      See accompanying notes  33

High Yield Fund
September 30, 1997 (Unaudited)


                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
-------------------------------------------------------------------------------
Moog, Inc.
  10.000% due 05/01/06                                 $    3,250   $    3,461
Newsquest Capital
  11.000% due 05/01/06                                      4,250        4,760
NL Industries
   0.000% due 10/15/05(c)                                  12,000       11,865
Nuevo Energy Co.
   9.500% due 04/15/06                                      3,000        3,218
Orion Network Systems, Inc.
  11.250% due 01/15/07                                     11,875       13,143
   0.000% due 01/15/07(c)                                   4,000        2,680
Owens & Minor
  10.875% due 06/01/06                                      5,850        6,479
Pacific Lumber
  10.500% due 03/01/03                                      9,750       10,140
Paperboard Industries
   8.375% due 09/15/07                                      5,000        5,081
Parker Drilling Corp.
   9.750% due 11/15/06                                      9,950       10,696
Pathmark Stores, Inc.
   9.625% due 05/01/03                                      3,450        3,433
Phar-Mor, Inc.
  11.720% due 09/11/02                                      8,000        8,260
Polymer Group, Inc.
   9.000% due 07/01/07                                     12,000       12,180
Pride International, Inc.
   9.375% due 05/01/07                                      7,450        7,990
Printpack, Inc.
   9.875% due 08/15/04                                      6,450        6,805
Repap Wisconsin, Inc.
   9.250% due 02/01/02                                      1,900        2,005
Revlon Consumer Products Corp.
   9.375% due 04/01/01                                      7,500        7,800
  10.500% due 02/15/03                                      2,500        2,672
Riviera Holdings Corp.
  11.000% due 12/31/02                                      4,756        5,125
  10.000% due 08/15/04                                      8,350        8,413
RJR Nabisco
   8.000% due 07/15/01                                      2,000        2,057
   8.625% due 12/01/02                                      5,500        5,794
Rogers Cablesystems, Inc.
  10.000% due 03/15/05                                      7,500        8,325
Rogers Cantel Mobile
   8.300% due 10/01/07                                      5,000        5,025
   9.375% due 06/01/08                                     15,500       16,585
Salem Communications
   9.500% due 10/01/07                                      4,350        4,350
SC International Services, Inc.
   9.250% due 09/01/07                                      8,200        8,344
Sea Containers
   9.500% due 07/01/03(b)                                     750          776
Shoppers Food Warehouse
   9.750% due 06/15/04                                      6,000        6,143
Showboat, Inc.
   9.250% due 05/01/08                                      9,750       10,140
Silgan Holdings, Inc.
   9.000% due 06/01/09                                     11,450       11,751
Smith's Food & Drug Centers, Inc.
   8.640% due 07/02/12                                      9,575       10,033
   9.200% due 07/02/18                                      2,750        3,032
Southern Foods Group Capital
   9.875% due 09/01/07                                      6,000        6,255
Specialty Retailers
   8.500% due 07/15/05                                      3,100        3,193
   9.000% due 07/15/07                                      1,000        1,025
Statia Terminals
  11.750% due 11/15/03                                      5,250        5,572
Station Casinos
   9.625% due 06/01/03                                      3,150        3,166
Stevens, JP & Co.
   9.000% due 03/01/17                                     10,000       10,450
Stone Container
   9.062% due 02/01/03(b)                                  10,000       10,119
  11.500% due 10/01/04                                      2,000        2,158
Sun International Hotels
   9.000% due 03/15/07                                      7,500        7,763
Synthetic Industries, Inc.
   9.250% due 02/15/07                                      2,150        2,233
Teleport Communications
   0.000% due 07/01/07(c)                                  18,150       14,339
Telewest Communications
   9.625% due 10/01/06                                     11,000       11,426
Tenet Healthcare Corp.
  10.125% due 03/01/05                                      8,300        9,172
   8.625% due 01/15/07                                      3,500        3,640
TFM SA DE CV
   9.750% due 06/30/03(b)                                   4,000        4,000
  10.250% due 06/15/07                                      5,175        5,460
Trans-Resources, Inc.
  11.875% due 07/01/02                                      7,080        7,540
Transamerican Energy
  11.500% due 06/15/02                                      1,525        1,525
Unisys Corp.
  12.000% due 04/15/03                                     14,900       16,781
  11.750% due 10/15/04                                      5,000        5,669
US Air, Inc.
   9.625% due 09/01/03                                     11,490       12,352
US Can Corp.
  10.125% due 10/15/06                                      3,575        3,781
Vencor, Inc.
   8.625% due 07/15/07                                     13,000       13,244
Vintage Petroleum
   9.000% due 12/15/05                                     10,490       10,910
West Point Stevens
   8.750% due 12/15/01                                      2,500        2,613
   9.375% due 12/15/05                                      7,500        7,913
World Color Press, Inc.
   9.125% due 03/15/03                                     13,085       13,739
Young Broadcasting, Inc.
   9.000% due 01/15/06                                     11,000       11,055
   8.750% due 06/15/07                                      4,000        3,920
                                                                    ----------
                                                                       947,019
                                                                    ----------
Utilities 12.3%
AES Corp.
  10.250% due 07/15/06                                     14,235       15,659
Beaver Valley Funding Corp.
   9.000% due 06/01/17                                     34,000       36,988
Bell Cablemedia PLC
   0.000% due 09/15/05(c)                                   2,000        1,744
California Energy
   9.875% due 06/30/03                                      5,000        5,388
  10.250% due 01/15/04(b)                                  17,815       19,359
Calpine Corp.
   9.250% due 02/01/04                                      7,500        7,725
   8.750% due 07/15/07                                     14,650       14,980
CMS Energy
   8.125% due 05/15/02                                      8,000        8,210
Coho Energy, Inc.
   8.875% due 10/15/07                                      5,500        5,458
Dial Call Communications
   0.000% due 04/15/04(c)                                  15,000       14,081
Espirito Santo Centrais
  10.000% due 07/15/07                                      6,500        6,546
First PV Funding
  10.150% due 01/15/16                                      1,020        1,088
Niagara Mohawk Power
   9.990% due 05/11/04                                      2,500        2,549
   7.750% due 05/15/06                                      1,100        1,124
   9.500% due 03/01/21                                      2,500        2,641
   7.875% due 04/01/24                                      7,500        7,483
North Atlantic Energy
   9.050% due 06/01/02                                      7,795        7,880
Public Service of New Hampshire
   9.170% due 05/15/98                                      1,000          998
Sprint Spectrum, L.P.
   8.845% due 02/10/06(b)                                   1,696        1,712
   8.975% due 02/10/06(b)                                   2,967        2,999
   9.095% due 02/10/06(b)                                   2,837        2,876
Vanguard Cellular Systems, Inc.
   9.375% due 04/15/06                                      7,500        7,838
Wilmington Trust Co. - Tucson Electric
  10.211% due 01/01/09                                        500          537

34  See accompanying notes


                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
  10.732% due 01/01/13                                  $     6,993  $     7,678
                                                                     -----------
                                                                         183,541
                                                                     -----------
Total Corporate Bonds and Notes                                        1,212,245
(Cost $1,157,260)                                                    -----------

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 3.1%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 2.3%
Asset Securitization Corp.
   7.384% due 08/13/29                                        1,500        1,448
Federal Deposit Insurance Corp.
   6.906% due 11/25/26(b)                                       400          411
Manufacturers Hanover Corp.
   7.464% due 12/16/25(b)                                       853          854
   8.144% due 12/16/25(b)                                     3,794        3,609
NationsBank Corp.
   8.122% due 05/25/28(b)                                     3,835        2,655
Red Mountain Funding Corp.
   9.150% due 11/28/27                                        5,727        5,853
Resolution Trust Corp.
   7.346% due 09/25/20(b)                                       707          593
   9.250% due 06/25/23                                        3,384        3,407
   9.050% due 08/25/23                                          872          879
   9.500% due 05/25/24                                           93           93
   8.500% due 03/25/25                                           21           20
   6.900% due 02/25/27(b)                                     9,447        9,093
   7.000% due 05/25/27                                        6,357        6,138
                                                                     -----------
                                                                          35,053
                                                                     -----------
Other Mortgage-Backed Securities 0.5%
LTC Commercial Corp.
   9.200% due 08/04/23                                        3,235        3,511
Structured Asset Securities Corp.
   7.050% due 11/25/02                                        4,000        3,469
                                                                     -----------
                                                                           6,980
                                                                     -----------
Stripped Mortgage-Backed Securities 0.3%
Federal National Mortgage Assn. (IO)
   6.000% due 07/25/05                                        2,954          164
   7.000% due 07/25/08                                        7,152        1,061
   6.500% due 06/25/17                                        2,937          256
   7.000% due 04/25/19                                       12,000        2,658
Fund America (IO)
   9.590% due 10/20/21                                        1,732          242
                                                                     -----------
                                                                           4,381
                                                                     -----------
Total Mortgage-Backed Securities                                          46,414
(Cost $45,676)                                                       -----------

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 1.0%
--------------------------------------------------------------------------------

Airplanes Pass Through Trust
  10.875% due 03/15/19                                        5,200        5,984
Arena Brands, Inc.
   8.883% due 06/01/02(b)                                        84           84
   8.967% due 06/01/02(b)                                        21           21
   9.125% due 06/01/02(b)                                     2,779        2,786
   9.383% due 06/01/02(b)                                     4,969        4,981
   9.469% due 06/01/02(b)                                        74           74
                                                                     -----------
Total Asset-Backed Securities                                             13,930
(Cost $13,354)                                                       -----------

--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 2.1%
--------------------------------------------------------------------------------

Republic of Argentina
   6.750% due 03/31/05(b)                                    18,998       18,059
   5.500% due 03/31/23(b)                                     9,000        6,795
Third Mexican Acceptance Corp.
   7.370% due 03/15/98                                        1,000          975
United Mexican States
   6.250% due 12/31/19                                        7,000        5,801
                                                                     -----------
Total Sovereign Issues                                                    31,630
(Cost $26,090)                                                       -----------
                                                                           Value
                                                                          (000s)

--------------------------------------------------------------------------------
 PREFERRED STOCK 6.0%
--------------------------------------------------------------------------------

                                                             Shares
California Federal Bank                                      16,500  $     1,886
Fresenius Medical Care                                       28,195       29,323
K-III Communications                                         70,000        7,070
Long Island Lighting Co.                                     30,000        3,113
Newscorp Overseas Ltd.                                      133,200        3,363
Sig Capital Trust                                             7,000        7,077
Time Warner, Inc.                                            34,427       39,343
                                                                     -----------
Total Preferred Stock                                                     91,175
(Cost $85,761)                                                       -----------

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.0%
--------------------------------------------------------------------------------
                                                          Principal
                                                             Amount
                                                             (000s)
Discount Notes 5.5%
Ameritech Corp.
   5.480% due 10/06/97                                  $     4,600        4,596
Ford Motor Credit Corp.
   5.490% due 10/06/97                                          200          200
   5.500% due 10/10/97                                       15,000       14,979
General Motors Acceptance Corp.
   5.510% due 11/12/97                                        1,800        1,788
   5.570% due 01/05/98                                       26,300       25,908
Gillette Co.
   6.350% due 10/01/97                                        3,900        3,900
IBM Credit Corp.
   5.500% due 11/19/97                                       20,000       19,850
KFW International Finance, Inc.
   5.480% due 10/20/97                                        3,200        3,191
National Rural Utilities Cooperative
   5.500% due 11/06/97                                        3,200        3,182
New Center Asset Trust
   5.510% due 11/19/97                                        4,300        4,268
SBC Communications, Inc.
   5.500% due 11/07/97                                        1,000          994
                                                                     -----------
                                                                          82,856
                                                                     -----------

Repurchase Agreements 0.5%
State Street Bank
   5.000% due 10/01/97                                        6,568        6,568
   (Dated 09/30/97. Collateralized by U.S. Treasury                  -----------
   Note 6.250% 08/31/02 valued at $6,700,888.
   Repurchase proceeds are $6,568,912.)

Total Short-Term Instruments                                              89,424
(Cost $89,425)                                                       -----------

Total Investments (a) 99.2%                                          $ 1,484,708
(Cost $1,417,566)

Other Assets and Liabilities (Net) 0.8%                                   12,464
                                                                     -----------
Net Assets 100.0%                                                    $ 1,497,172
                                                                     -----------

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    68,691

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (1,549)
                                                                     -----------
Unrealized appreciation-net                                          $    67,142
                                                                     -----------

(b) Variable Rate Security.  The rate listed is as of September 30, 1997.

(c) Security becomes interest bearing at a future date.

                                                      See accompanying notes  35

Schedule of Investments
Total Return Fund
September 30, 1997 (Unaudited)

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES 16.5%
--------------------------------------------------------------------------------
Banking and Finance 8.9%
Ahmanson (H.F.) & Co.
   6.350% due 09/01/98                                   $    6,000   $    6,024
American Express Credit
   8.500% due 08/15/01                                          250          269
   6.800% due 12/15/03                                        1,500        1,536
American General Finance
   7.250% due 04/15/00                                          500          511
   5.875% due 07/01/00                                           75           74
Associates Corp. of North America
   6.125% due 02/01/98                                        1,475        1,477
   7.300% due 03/15/98                                          250          252
   6.625% due 05/15/98                                          100          101
   8.800% due 08/01/98                                          987        1,010
   6.250% due 03/15/99                                        1,200        1,204
   7.500% due 05/15/99                                          700          716
   7.400% due 07/07/99                                          125          128
   7.250% due 09/01/99                                          250          255
   6.750% due 10/15/99                                           90           91
   7.850% due 10/20/99                                          500          517
   8.250% due 12/01/99                                          200          209
   7.250% due 12/17/99                                          660          675
   7.470% due 03/27/00                                        1,000        1,030
   6.310% due 06/16/00                                          500          502
   6.250% due 09/15/00                                           50           50
AT&T Capital Corp.
   6.030% due 10/27/97                                       32,115       32,125
   5.880% due 11/05/97                                       65,000       65,013
   5.776% due 11/05/97(d)                                    10,000       10,001
   5.900% due 11/05/97(d)                                    30,000       30,001
   5.900% due 11/13/97                                       75,000       75,020
   5.877% due 01/30/98(d)                                    12,500       12,505
   5.806% due 02/03/98(d)                                     6,250        6,254
   7.350% due 03/02/98                                        6,000        6,041
   6.900% due 04/15/98                                       19,800       19,926
   6.300% due 06/09/98                                       37,000       37,128
AVCO Financial Services
   6.350% due 09/15/00                                          100          100
   7.375% due 08/15/01                                          300          310
Bancomer
   8.000% due 07/07/98                                        7,000        7,046
Banesto Delaware
   8.250% due 07/28/02                                       28,900       30,896
BankAmerica Corp.
   6.050% due 06/10/98                                       36,000       36,051
   7.750% due 07/15/02                                           60           63
   7.200% due 09/15/02                                          400          412
   7.500% due 10/15/02                                        1,000        1,044
   6.850% due 03/01/03                                           50           51
   8.375% due 05/01/07                                            3            3
Bankers Trust Co.
   8.625% due 04/01/18                                          151          156
Banponce Corp.
   8.040% due 11/24/97                                        9,000        9,025
Barclays American Corp.
   9.125% due 12/01/97                                          350          352
Bear Stearns
   6.070% due 08/29/00(d)                                    37,500       37,500
   6.750% due 04/15/03                                          105          106
Beneficial Corp.
   9.600% due 10/16/98                                          250          259
BT Securities Corp.
   6.032% due 08/16/99(d)                                    10,000        9,997
Charles Schwab
   5.670% due 09/30/98                                          525          523
Chase Manhattan Corp.
   8.500% due 02/15/02                                          200          216
   8.000% due 05/01/05                                          200          203
Chemical Banking Corp.
   6.125% due 11/01/08                                          400          380
Chrysler Financial Corp.
   8.420% due 02/01/99                                          695          717
   8.460% due 01/19/00                                          700          734
   5.860% due 01/16/01                                          500          494
Chubb Capital Corp.
   8.750% due 11/15/99                                          120          122
   6.875% due 02/01/03                                          100          102
Citicorp
   8.750% due 02/15/98                                        9,000        9,099
   6.146% due 10/20/99(d)                                    10,000       10,065
   6.119% due 10/25/99(d)                                    11,000       11,072
Commercial Credit Co.
   6.750% due 05/15/00                                          100          101
   6.000% due 06/15/00                                          300          299
   8.250% due 11/01/01                                        2,500        2,667
   7.750% due 03/01/05                                           50           53
Dean Witter Discover
   5.690% due 03/02/99(d)                                       100          100
   6.750% due 08/15/00                                          100          102
Exxon Capital Corp.
   7.450% due 12/15/01                                          250          261
First Interstate Bancorp
   8.875% due 01/01/09                                          311          313
Fleet Financial Group
   9.900% due 06/15/01                                          200          222
Ford Motor Credit Corp.
   8.000% due 12/01/97                                          260          261
   7.240% due 04/01/98                                       11,000       11,086
   5.750% due 04/30/98                                          300          300
   5.810% due 11/09/98(d)                                    17,080       17,165
   8.000% due 01/15/99                                          500          512
   8.375% due 01/15/00                                          150          157
   6.950% due 05/15/00                                        1,200        1,222
   6.850% due 08/15/00                                        1,500        1,524
   7.020% due 10/10/00                                       70,000       71,453
   7.020% due 06/07/01                                        1,000        1,023
   7.000% due 09/25/01                                        1,125        1,152
   6.625% due 06/30/03                                          575          578
   8.250% due 02/23/05                                        2,500        2,732
   6.125% due 01/09/06                                           25           24
   7.700% due 05/15/97                                          450          477
General Electric Capital Corp.
   5.980% due 03/19/99                                        1,500        1,507
   8.375% due 03/01/01                                          600          640
   5.500% due 11/01/01                                           50           49
   8.300% due 09/20/09                                          150          171
General Motors Acceptance Corp.
   6.000% due 10/10/97                                       23,000       23,002
   7.850% due 11/17/97                                       13,000       13,037
   7.375% due 03/23/98                                        2,290        2,309
   7.250% due 07/20/98                                       25,785       26,080
   7.750% due 01/15/99                                          500          511
   7.375% due 05/26/99                                          190          194
   8.625% due 06/15/99                                          650          677
   8.400% due 10/15/99                                          360          376
   8.170% due 01/02/00                                        2,268        2,337
   7.000% due 03/01/00                                          100          102
   7.500% due 06/09/00                                        1,000        1,031
   6.800% due 04/17/01                                          500          508
   9.625% due 12/15/01                                          300          335
   6.750% due 02/07/02                                          590          598
   7.000% due 09/15/02                                          250          256
   8.950% due 07/02/09                                       21,500       23,470
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/07                                       11,150       10,336
Great Western Bank
   8.625% due 12/01/98                                        6,000        6,148
Household Finance Corp.
   6.250% due 10/15/97                                          201          201
   5.650% due 05/26/98                                          500          499
Inter-American Development Bank
   8.875% due 06/01/09                                          200          239
International Bank for Reconstruction & Development
   9.875% due 10/01/97                                          194          194
International Lease Finance
   5.750% due 12/15/99                                           50           50
   6.420% due 09/11/00                                          500          503
Key Bank N.A.
   6.050% due 04/06/98                                       19,875       19,879

36  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Kimco Realty Corp.
   6.500% due 10/01/03                                  $      200   $      196
Lehman Brothers, Inc.
   6.730% due 02/27/98                                      45,000       45,165
   7.850% due 05/11/98                                       4,350        4,401
   6.375% due 06/01/98                                         100          100
   6.875% due 06/08/98                                       5,800        5,828
   6.404% due 06/22/98(d)                                   25,000       25,119
   6.250% due 06/29/98                                       5,400        5,411
   7.625% due 08/01/98                                         250          253
   6.840% due 09/25/98                                      20,750       20,891
Mellon Bank
   6.500% due 08/01/05                                          75           74
Merrill Lynch & Co.
   6.375% due 03/30/99                                         400          402
   6.620% due 06/06/00                                         500          506
   6.500% due 04/01/01                                         100          101
   5.850% due 01/15/02(d)                                   17,000       17,066
   8.300% due 11/01/02                                         200          216
   7.000% due 03/15/06                                       1,500        1,529
   7.000% due 04/27/08                                         100          102
NationsBank Corp.
   5.125% due 09/15/98                                         100           99
   6.750% due 02/26/01                                         500          506
   7.000% due 09/15/01                                       1,500        1,536
NBD Bank N.A.
   7.500% due 02/28/98                                       1,000        1,008
NCNB Corp.
   7.750% due 08/01/02                                         796          797
Northern Trust
   9.000% due 05/15/98                                         200          204
Norwest Corp.
   5.750% due 11/16/98                                         300          300
Norwest Financial, Inc.
   6.500% due 11/15/97                                       1,500        1,502
   6.230% due 09/01/98                                         100          100
   7.000% due 01/15/03                                         300          307
   6.000% due 02/01/04                                          50           49
PaineWebber
   6.250% due 06/15/98                                         100          100
   7.000% due 03/01/00                                         200          203
PNC Funding Corp.
   6.875% due 03/01/03                                         100          101
Popular, Inc.
   6.715% due 06/06/00                                      20,000       20,198
Reliance Group Holdings
   9.000% due 11/15/00                                       9,000        9,420
Salomon, Inc.
   5.650% due 10/15/97                                       6,000        6,000
   5.919% due 10/31/97(d)                                  112,000      112,033
   5.888% due 11/05/97(d)                                   13,000       13,004
   5.890% due 11/10/97                                      99,000       99,030
   7.000% due 01/20/98                                       7,000        7,026
   5.500% due 01/31/98                                       1,000        1,000
   5.650% due 02/10/98                                       1,165        1,165
   5.700% due 02/11/98                                       1,300        1,300
   5.850% due 07/24/98(d)                                   55,000       54,981
   5.799% due 08/04/98(d)                                   15,000       15,006
   5.250% due 10/15/98                                         400          397
   6.088% due 11/19/98(d)                                    3,000        3,012
   6.220% due 11/19/98                                       2,300        2,305
   6.651% due 02/12/99(d)                                    1,000        1,003
   7.000% due 05/15/99                                       6,635        6,717
   6.500% due 03/01/00                                      14,350       14,400
   6.625% due 11/30/00                                          70           71
   3.650% due 02/14/02(h)                                   17,203       16,724
Sears Financial
   0.000% due 07/12/98                                       3,480        3,318
Security Pacific Corp.
   6.000% due 05/01/00                                         600          596
Signet Bank Corp.
   5.938% due 04/15/98(d)                                    9,000        8,969
   9.625% due 06/01/99                                       6,500        6,849
Smith Barney Holdings
   6.625% due 06/01/00                                          95           96
Societe Generale
   7.400% due 06/01/06                                       1,500        1,553
Sparbanken Sverige AB
   7.773% due 10/29/49(d)                                   12,670       12,854
Swedbank
   7.773% due 10/29/49(d)                                   12,000       12,281
Texaco Capital
   9.000% due 11/15/97                                       1,000        1,004
Toyota Motor Credit Corp.
   4.693% due 02/15/02(d)                                   40,000       38,781
Transamerica Financial
   5.703% due 04/20/99(d)                                      500          499
Trizec Finance Ltd.
  10.875% due 10/15/05                                       2,489        2,869
U.S. Life Corp.
   6.750% due 01/15/98                                         100          100
U.S. West Financial, Inc.
   8.400% due 09/15/99                                          50           52
Wachovia Bank
   6.700% due 04/14/99                                         500          505
Wells Fargo & Co.
   8.750% due 05/01/02                                         100          109
                                                                     ----------
                                                                      1,336,165
                                                                     ----------
Industrials 4.4%
Allied Waste Industries, Inc.
   7.562% due 06/12/03                                      10,000       10,000
American Home Products
   7.700% due 02/15/00                                         300          309
Amerigas Partners L.P.
  10.125% due 04/15/07                                       1,730        1,842
AMR Corp.
   7.750% due 12/01/97                                      20,000       20,061
   9.500% due 07/15/98                                       5,500        5,649
   9.270% due 08/13/98                                       1,000        1,027
   8.050% due 03/05/99                                       4,000        4,107
   9.750% due 03/15/00                                      10,760       11,614
  10.610% due 01/11/01                                       4,000        4,479
  10.570% due 01/15/01                                       3,000        3,360
  10.590% due 01/31/01                                       3,000        3,366
  10.000% due 02/01/01                                       2,000        2,211
   9.400% due 05/08/01                                       3,000        3,269
   9.500% due 05/15/01                                       2,250        2,472
   9.130% due 10/25/01                                       2,000        2,182
   8.470% due 02/20/02                                       2,000        2,134
   8.500% due 02/26/02                                       1,000        1,068
  10.210% due 01/01/10                                       6,500        8,057
Arkla, Inc.
   9.320% due 12/15/97                                       1,000        1,007
   8.740% due 05/14/98                                       3,000        3,038
Baxter International
   9.500% due 06/15/08                                         200          242
Blockbuster Entertainment
   6.625% due 02/15/98                                       5,000        5,012
Boeing Co.
   8.375% due 02/15/01                                         150          160
Boise Cascade Co.
   9.900% due 03/15/00                                          65           70
BP America, Inc.
   8.875% due 12/01/97                                         750          754
Building Materials Corp.
   0.000% due 07/01/04(i)                                   20,320       18,948
Canadian Pacific Ltd.
   9.450% due 08/01/21                                       2,750        3,387
CBS, Inc.
   7.625% due 01/01/02                                         100          102
Cemex S.A.
   4.250% due 11/01/97                                       4,500        4,472
Centerior Fuel Corp.
   9.200% due 08/02/98                                      15,000       15,000
Century Communications Corp.
   9.500% due 08/15/00                                       6,000        6,255
CF Cable TV, Inc.
   9.125% due 07/15/07                                       1,600        1,748
Continental Cablevision
  11.000% due 06/01/07                                       4,536        5,086

                                                      See accompanying notes  37

Total Return Fund
September 30, 1997 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Cumberland Farms
  10.500% due 10/01/03                                  $    3,698   $    3,716
Dayton Hudson Co.
  10.000% due 12/01/00                                       1,000        1,101
Delta Air Lines
  10.140% due 08/14/12                                       1,000        1,226
Dimon, Inc.
   8.875% due 06/01/06                                       3,000        3,214
E.I. Du Pont de Nemours
   8.650% due 12/01/97                                         500          502
   9.150% due 04/15/00                                         100          107
Eli Lilly & Co.
   8.125% due 02/07/00                                         387          403
Federal Express
  10.000% due 09/01/98                                         800          827
Ford Motor Co.
   9.000% due 09/15/01                                         200          219
Gillette Co.
   5.750% due 10/15/05                                       1,500        1,441
Global Marine
  12.750% due 12/15/99                                      14,200       14,626
Gulf Canada Resources
   9.250% due 01/15/04                                       1,250        1,325
   9.625% due 07/01/05                                       2,000        2,183
HMH Properties, Inc.
   9.500% due 05/15/05                                       2,000        2,108
Hollinger International Publishing
   9.250% due 02/01/06                                       3,000        3,120
IBM Corp.
   7.250% due 11/01/02                                         100          104
INDSPEC Chemical Corp.
   0.000% due 12/01/03(i)                                    5,500        5,308
Integrated Health Services
   7.469% due 09/16/04(d)                                   15,000       14,963
ISP Holdings, Inc.
   9.000% due 10/15/03                                       5,000        5,255
ITT Corp.
   6.250% due 11/15/00                                          70           69
K-III Communications Co.
   8.500% due 02/01/06                                       4,000        4,090
Kaiser Aluminum & Chemical
   9.875% due 02/15/02                                         250          261
Keystone Group
   9.750% due 09/01/03                                         250          266
Lenfest Communications
   8.375% due 11/01/05                                       5,000        5,050
Maxus Energy Corp.
   9.875% due 10/15/02                                         300          315
Mazda Manufacturing Corp.
  10.500% due 07/01/08                                       1,980        2,523
Mobil Corp.
   8.375% due 02/12/01                                          40           43
Nabisco, Inc.
   8.000% due 01/15/00                                       7,500        7,775
New York Times
   7.625% due 03/15/05                                       1,000        1,058
News America Holdings Corp.
   7.500% due 03/01/00                                          65           67
   8.625% due 02/01/03                                         750          812
Nike, Inc.
   6.510% due 06/16/00                                       1,000        1,009
Noranda, Inc.
   7.000% due 07/15/05                                       1,800        1,814
Parker Drilling Corp.
   7.910% due 11/29/02(d)                                    6,750        6,750
PDV America, Inc.
   7.250% due 08/01/98                                      10,719       10,805
Pepsico, Inc.
   5.463% due 07/01/98                                         400          398
   7.750% due 10/01/98                                         500          509
   7.625% due 11/01/98                                       1,500        1,527
Philip Morris Co.
   7.375% due 02/15/99                                         115          117
   8.625% due 03/01/99                                         200          207
   7.500% due 01/15/02                                          50           52
   6.800% due 12/01/03                                      48,345       48,297
Phillips Petroleum
   9.500% due 11/15/97                                         500          502
Quantas Airways
   6.625% due 06/30/98                                      25,000       25,118
Repap Wisconsin, Inc.
   9.250% due 02/01/02                                       2,350        2,479
Revlon Consumer Products Corp.
   9.375% due 04/01/01                                       5,255        5,465
RJR Nabisco
   7.625% due 09/01/00                                       6,000        6,142
   8.000% due 07/15/01                                      30,000       30,848
   8.625% due 12/01/02                                       3,000        3,160
   7.625% due 09/15/03                                       9,000        9,083
Rogers Cablesystems, Inc.
  10.000% due 12/01/07                                       5,000        5,500
Rogers Cantel Mobile
  11.125% due 07/15/02                                       5,000        5,188
   9.375% due 06/01/08                                       2,750        2,943
Saferco
   9.460% due 05/31/99                                       1,000        1,052
   9.590% due 05/31/01                                       3,000        3,308
SCI Television
  11.000% due 06/30/05                                       3,275        3,443
Sears Roebuck & Co.
   9.250% due 04/15/98                                       2,125        2,163
   7.960% due 02/18/99                                         500          513
   5.820% due 02/22/99                                         125          125
   6.800% due 05/07/01                                         500          507
   6.790% due 05/21/01                                         500          507
   9.400% due 08/02/01                                         250          275
Showboat, Inc.
   9.250% due 05/01/08                                       1,000        1,040
Supervalu, Inc.
   6.500% due 10/06/00                                         140          141
TCI Communications, Inc.
   7.130% due 02/02/98                                       3,500        3,515
   6.355% due 09/11/00(d)                                   22,000       21,940
Telecommunications, Inc.
   9.875% due 04/01/98                                       3,000        3,057
Telewest Communications
   9.625%due 10/01/06                                        5,000        5,194
Tenet Healthcare Corp.
   9.625% due 09/01/02                                       6,250        6,859
  10.125% due 03/01/05                                       1,000        1,105
Time Warner, Inc.
   7.450% due 02/01/98                                      32,000       32,165
   7.975% due 08/15/04                                      31,803       33,552
   8.110% due 08/15/06                                      80,029       85,563
   8.180% due 08/15/07                                       1,500        1,617
   7.250% due 09/01/08                                         125          127
Transcontinental Gas Pipeline
   9.125% due 02/01/17                                       2,000        2,086
United Air Lines
   6.750% due 12/01/97                                      14,400       14,423
USX Corp.
   6.375% due 07/15/98                                      16,200       16,245
   9.800% due 07/01/01                                         300          333
Vons
   6.625% due 05/15/98                                       6,006        5,991
Wal-Mart Stores
   9.100% due 07/15/00                                         100          108
   8.625% due 04/01/01                                       1,050        1,129
WMX Technologies
   8.125% due 02/01/98                                         750          756
World Color Press, Inc.
   9.125% due 03/15/03                                       5,000        5,250
Xerox Corp.
   7.040% due 04/30/99                                         770          782
   7.410% due 05/15/01                                       1,000        1,034
                                                                     ----------
                                                                        660,383
                                                                     ----------
Utilities 3.2%
AES Corp.
  10.250% due 07/15/06                                       4,500        4,950
Arkansas Power & Light
  10.370% due 12/22/97                                       3,000        3,020

38  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
Bell Atlantic Financial
   6.625% due 11/30/97                                  $      400   $      400
   5.300% due 09/01/98                                       1,000          996
California Energy
  10.250% due 01/15/04(d)                                   12,985       14,110
Calpine Corp.
   9.250% due 02/01/04                                       4,150        4,275
Carolina Power & Light
   6.375% due 10/01/97                                          50           50
   5.375% due 07/01/98                                         100          100
Central Maine Power Co.
   6.250% due 11/01/98                                       1,000          996
Central Power & Light
   6.000% due 10/01/97                                         850          850
Chesapeake & Potomac Telephone
   8.000% due 10/15/29                                       1,125        1,240
Chesapeake Energy Corp.
  12.000% due 03/01/01                                       7,000        7,560
Cincinnati Bell, Inc.
   6.700% due 12/15/97                                       1,000        1,002
Cleveland Electric Illuminating Co.
   9.450% due 12/01/97                                       5,000        5,028
   8.150% due 11/30/98                                       7,500        7,642
   7.190% due 07/01/00                                      10,000       10,124
   9.375% due 03/01/17                                       3,000        3,132
CMS Energy
   9.500% due 10/01/97(d)                                   31,600       31,603
   9.875% due 10/01/99(d)                                   12,700       12,909
Coastal Corp.
   8.750% due 05/15/99                                       4,300        4,455
Commonwealth Edison
   8.000% due 10/15/03                                       7,550        7,673
   8.125% due 01/15/07                                      10,000       10,188
   9.875% due 06/15/20                                      11,700       13,577
Connecticut Light & Power
   6.500% due 01/01/98                                       1,000        1,001
   7.250% due 07/01/99                                       6,000        5,991
   5.750% due 07/01/00                                       2,000        1,935
   7.750% due 06/01/02                                       5,000        5,066
Consolidated Edison
   7.600% due 01/15/00                                         100          103
Consolidated Natural Gas Co.
   5.875% due 10/01/98                                         500          500
Consumers Energy Corp.
   8.750% due 02/15/98                                       5,550        5,600
Duke Energy Corp.
   8.000% due 11/01/99                                          40           41
Eastern Edison Co.
   7.780% due 07/30/02                                       9,000        9,431
El Paso Electric Co.
   7.250% due 02/01/99                                      10,956       11,010
El Paso Natural Gas
  10.000% due 08/01/98                                       1,600        1,652
First PV Funding
  10.150% due 01/15/16                                       6,763        7,214
Georgia Power
   7.000% due 10/01/00                                       5,000        5,001
GTE Corp.
   8.850% due 03/01/98                                         200          203
  10.750% due 09/15/17                                         300          315
Gulf States Utilities
   7.250% due 03/01/99                                       6,200        6,230
Long Island Lighting Co.
   7.300% due 07/15/99                                      22,015       22,370
   6.250% due 07/15/01                                       7,000        6,925
   8.500% due 05/15/06                                       6,750        7,103
   7.900% due 07/15/08                                       4,335        4,420
   8.900% due 07/15/19                                      46,000       49,013
   9.750% due 05/01/21                                      28,818       29,899
   9.625% due 07/01/24                                      16,400       17,015
MCI Communications Corp.
   6.250% due 03/23/99                                         600          602
New England Power
   6.140% due 02/02/98                                         500          501
   6.100% due 02/04/98                                       1,000        1,000
New Jersey Bell Telephone
   7.850% due 11/15/29                                          70           81
New Orleans Public Service
   8.670% due 04/01/05                                       2,230        2,258
New York Telephone Co.
   6.250% due 02/15/04                                         150          148
North Atlantic Energy
   9.050% due 06/01/02                                       4,872        4,919
Northern Illinois Gas Co.
   6.450% due 08/01/01                                       1,450        1,460
Oklahoma Gas & Electric
   6.375% due 01/01/98                                         100          100
Pacific Gas & Electric Co.
   5.375% due 08/01/98                                         500          498
   7.670% due 12/15/98                                         208          212
   6.750% due 12/01/00                                         709          716
Pacific Northwest Bell
   4.375% due 09/01/02                                          50           46
Pennsylvania Power & Light
   5.500% due 04/01/98                                         250          250
Philadelphia Electric
   6.125% due 10/01/97                                         500          500
   5.375% due 08/15/98                                      12,000       11,941
Public Service Electric & Gas
   8.750% due 07/01/99                                          40           42
Public Service of New Hampshire
   9.170% due 05/15/98                                      16,000       16,243
Queststar Pipeline
   9.375% due 06/01/21                                         200          229
Southern California Edison
   5.875% due 02/01/98                                         343          343
   5.450% due 06/15/98                                         400          399
Southwestern Bell Telephone Co.
   5.550% due 03/10/98                                       1,000        1,000
   6.125% due 03/01/00                                          50           50
System Energy Resources
   6.000% due 04/01/98                                         801          801
Tennessee Valley Authority
   0.000% due 04/15/42(i)                                      855          327
Texas Utilities Co.
   5.750% due 07/01/98                                      11,750       11,741
   6.258% due 05/01/99(d)                                   32,125       32,140
Texas-New Mexico Power
  10.750% due 09/15/03                                       4,950        5,391
Toledo Edison Co.
   8.180% due 07/30/02                                       1,400        1,461
   8.700% due 09/01/02                                      10,000       10,439
   7.850% due 03/31/03                                       7,000        7,213
   7.875% due 08/01/04                                         500          517
Trident NGL, Inc.
  10.250% due 04/15/03                                       7,500        8,053
Tuscon Electric Power
   8.500% due 10/01/09                                       1,000        1,051
U.S. West Communications, Inc.
   6.625% due 09/15/05                                         300          301
United Air Lines
  10.670% due 05/01/04                                       2,050        2,431
Virginia Electric & Power Co.
   9.375% due 06/01/98                                       7,500        7,667
   6.250% due 08/01/98                                         200          201
Wilmington Trust Co. - Tucson Electric
  10.732% due 01/01/13                                         991        1,088
                                                                     ----------
                                                                        478,278
                                                                     ----------
Total Corporate Bonds and Notes                                       2,474,826
(Cost $2,445,688)                                                    ----------

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 7.7%
--------------------------------------------------------------------------------

A.I.D. Housing Guarantee - Peru
   9.980% due 08/01/08                                       1,210        1,312
Federal Home Loan Bank
   6.320% due 12/04/97                                       1,500        1,502
   5.740% due 12/23/98(d)                                      250          250
   8.600% due 06/25/99                                          20           21
Federal Home Loan Mortgage Corp.
   5.950% due 06/19/98                                      20,000       20,054
   7.125% due 07/21/99                                         235          240
   6.610% due 08/07/00                                       1,000        1,005

                                                      See accompanying notes  39

Total Return Fund
September 30, 1997 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
   6.565% due 11/04/02                                  $    2,000   $    2,003
   6.170% due 12/11/02                                       2,000        1,982
   7.120% due 09/30/05                                         100          100
   6.780% due 12/07/05                                         100           99
Federal National Mortgage Assn.
   6.050% due 11/10/97                                         100          100
   5.250% due 03/25/98                                         200          200
   5.250% due 05/13/98                                         100          100
   5.830% due 06/12/98                                     500,000      500,753
   5.840% due 06/19/98                                     190,000      189,940
   5.100% due 07/22/98                                         250          249
   5.880% due 07/17/00                                       1,200        1,198
   7.500% due 02/11/02                                         735          773
   6.625% due 04/10/03                                         500          500
   4.875% due 12/25/16                                         100           99
Government Trust Certificate - Greece
   8.000% due 05/15/98                                          39           39
Student Loan Marketing Assn.
   5.340% due 02/17/98(d)                                      100          100
   7.000% due 03/03/98                                          30           30
   6.000% due 06/30/98                                     264,500      265,242
   4.385% due 02/20/00(d)                                  134,700      133,035
   5.605% due 04/25/04(d)                                   30,463       30,490
                                                                     ----------
Total U.S. Government Agencies                                        1,151,416
(Cost $1,150,369)                                                    ----------

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 2.4%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
   3.625% due 07/15/02(h)                                  303,440      302,682
U.S. Treasury Bonds
  12.375% due 05/15/04                                       1,000        1,338
U.S. Treasury Notes
   6.250% due 06/30/98                                       2,620        2,634
   5.250% due 07/31/98                                         100          100
   6.000% due 09/30/98                                      48,600       48,767
   5.875% due 10/31/98                                         620          621
   8.875% due 11/15/98                                       1,100        1,137
   5.125% due 11/30/98                                       1,310        1,302
   6.625% due 04/30/02                                          30           31
   6.250% due 06/30/02                                          90           91
                                                                     ----------
Total U.S. Treasury Obligations                                         358,703
(Cost $357,982)                                                      ----------

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 54.7%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 13.1%
AFC Home Equity Loan Trust
   6.550% due 01/25/27(d)                                    8,488        8,513
American Southwest Financial
  12.250% due 11/01/14                                          80           91
  12.500% due 04/01/15                                         841          936
  12.000% due 05/01/15                                       1,258        1,410
  11.400% due 09/01/15                                       1,042        1,089
Bear Stearns
   9.200% due 11/01/18                                          45           46
   9.500% due 06/25/23                                       1,113        1,139
   6.375% due 10/25/23(d)                                    9,109        9,150
  10.000% due 08/25/24                                      15,018       17,038
   7.000% due 03/25/27                                       7,000        6,947
Capstead Mortgage Corp.
   8.400% due 01/25/21                                       2,791        2,812
   8.750% due 07/25/21                                      10,000       10,285
Centex Acceptance Corp.
  11.000% due 11/01/15                                         286          300
Chase Mortgage Financial Corp.
   8.250% due 10/25/10                                       3,897        3,951
   9.500% due 04/25/24                                         992          990
   8.000% due 06/25/24                                          86           86
   7.500% due 10/25/24                                          47           47
Citicorp Mortgage Securities, Inc.
   8.500% due 04/01/17                                         315          314
   9.500% due 01/01/19                                       4,577        4,586
   9.500% due 09/25/19                                         250          249
   9.500% due 09/25/20                                       1,662        1,706
   7.750% due 04/25/21                                         133          132
   6.000% due 08/25/21                                         477          474
   7.635% due 10/25/22(d)                                   24,291       24,830
   7.250% due 02/25/27                                         360          364
CMC Securities Corp.
   7.212% due 09/25/23(d)                                   16,560       16,878
   7.735% due 04/25/25(d)                                      518          531
Collateralized Mortgage Obligation Trust
  10.200% due 02/01/16                                         677          724
   8.000% due 01/01/17                                         297          302
   8.000% due 09/20/21                                       7,837        8,137
Collateralized Mortgage Securities Corp.
  11.875% due 04/01/15                                       1,860        1,969
  11.450% due 09/01/15                                          60           65
  11.450% due 11/01/15(d)                                      345          346
   8.750% due 04/20/19                                       1,088        1,148
Countrywide
   8.231% due 07/25/24(d)                                   16,519       16,741
Donaldson, Lufkin & Jenrette
   7.396% due 08/01/21(d)                                    7,812        7,866
   7.860% due 12/25/22(d)                                    6,037        6,194
   8.245% due 03/25/24(d)                                    2,279        2,332
   6.500% due 04/25/24                                          27           27
   8.057% due 05/25/24(d)                                      479          485
Drexel Mortgage Funding
   9.500% due 11/20/17                                       1,986        2,082
   8.600% due 03/01/18                                         800          809
Federal Home Loan Mortgage Corp.
   5.000% due 07/15/02                                         427          427
   6.500% due 07/15/02                                       1,502        1,498
   4.750% due 10/15/02                                         186          185
   5.000% due 03/15/03                                         928          927
   5.250% due 03/15/03                                       1,577        1,576
   5.000% due 04/15/03                                       1,581        1,579
   7.000% due 10/15/03                                       6,303        6,418
   5.450% due 03/15/04                                      10,319       10,314
   5.500% due 11/15/04                                      11,983       11,972
   8.750% due 10/15/05                                          14           14
  10.750% due 11/30/05                                         574          587
   6.500% due 07/15/06                                       1,075        1,071
   6.500% due 08/15/06                                         710          714
   6.500% due 11/15/06                                         156          157
   6.500% due 05/15/08                                       1,000          996
   4.500% due 08/15/08                                      13,424       13,366
   5.000% due 02/15/11                                       1,065        1,064
   5.500% due 11/15/11                                       3,461        3,459
   4.875% due 12/15/11                                       2,046        2,044
   5.150% due 12/25/11                                      16,250       16,185
   5.000% due 01/15/12                                       1,859        1,856
   8.500% due 08/15/13                                       2,000        2,151
   6.050% due 09/15/13                                       2,521        2,515
   8.500% due 09/15/13                                       5,941        6,419
   5.500% due 12/15/13                                       2,571        2,569
   7.000% due 04/25/15                                       1,647        1,657
  11.000% due 11/30/15                                      10,964       12,755
   6.900% due 03/15/16                                       5,848        5,862
   6.210% due 08/15/17                                         345          345
   6.350% due 03/25/18                                         200          200
   5.250% due 05/15/18                                       1,369        1,355
   9.500% due 01/15/19                                         461          466
   6.500% due 05/15/19                                         615          617
   8.500% due 10/15/19                                         631          636
   9.000% due 11/15/19                                       2,846        2,878
   7.000% due 02/15/20                                       1,173        1,178
   8.500% due 03/15/20                                       1,566        1,581
   9.125% due 06/15/20                                       2,896        2,975
   8.500% due 09/15/20                                      16,603       16,938
   5.500% due 10/15/20                                         200          188
   8.750% due 10/15/20                                         500          511
   9.500% due 11/15/20                                      10,622       11,406
   6.000% due 12/15/20                                         400          388
   8.750% due 12/15/20                                       1,265        1,343
   9.000% due 12/15/20                                       6,473        6,888
   8.500% due 06/15/21                                      50,803       53,559
   6.950% due 07/15/21                                         700          699
   8.000% due 07/15/21                                       9,206        9,549

40  See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
   9.000% due 07/15/21                                  $    3,767   $    4,086
   9.500% due 07/15/21                                       5,449        5,657
   6.200% due 08/15/21                                       1,500        1,491
   6.950% due 08/15/21                                         185          186
   8.000% due 08/15/21                                      23,472       24,374
   6.500% due 09/15/21                                       2,500        2,476
   9.000% due 11/15/21                                         465          467
   8.000% due 12/15/21                                      14,490       15,331
   6.850% due 01/15/22                                         700          700
   8.250% due 06/15/22                                       5,000        5,297
   7.000% due 07/15/22                                       7,470        7,146
   8.500% due 10/15/22                                      18,909       19,851
   6.500% due 07/15/23                                         462          446
   7.000% due 07/15/23                                         219          207
   6.500% due 02/15/24                                          61           60
   8.000% due 09/15/24                                      16,250       17,422
   7.865% due 10/01/26(d)                                    9,148        9,559
Federal National Mortgage Assn.
   9.100% due 02/25/02                                       6,240        6,421
   5.500% due 12/25/03                                       3,182        3,179
   5.750% due 12/25/03                                         175          174
   7.500% due 05/25/05                                       6,700        6,976
   7.000% due 11/25/05                                          20           20
   7.500% due 02/25/06                                         375          390
   6.500% due 07/25/06                                          75           75
   8.000% due 11/25/06                                          30           31
   6.000% due 07/25/07                                         300          295
   7.630% due 08/25/07(d)                                      126          119
   7.000% due 10/25/07                                         200          205
   7.000% due 02/25/08                                       1,055        1,048
  10.500% due 08/25/08                                       7,146        8,655
   7.000% due 11/25/09                                       3,996        3,999
   4.950% due 06/25/10                                       5,420        5,402
   6.750% due 11/25/10                                       1,300        1,299
   7.000% due 01/25/11                                         500          507
   5.000% due 05/25/12                                       2,290        2,283
   4.900% due 12/25/12                                       1,507        1,500
   6.750% due 05/25/13                                       7,906        7,920
   6.400% due 09/25/14                                         668          669
  10.000% due 12/25/14                                       1,166        1,198
   6.000% due 11/25/15                                      12,878       12,842
   9.670% due 01/25/17                                         559          577
   9.200% due 12/25/17                                       1,269        1,303
   7.000% due 01/25/18                                       1,730        1,741
   9.300% due 05/25/18                                       2,010        2,148
   6.175% due 06/25/18(d)                                        9            9
   9.500% due 06/25/18                                       1,027        1,104
   5.500% due 07/25/18                                         220          217
   8.500% due 07/25/18                                          72           72
   7.000% due 08/25/18                                      10,694       10,707
   7.750% due 10/25/18                                         178          179
   9.500% due 11/25/18                                      13,460       14,808
   6.500% due 03/25/19                                         885          877
   6.625% due 06/25/19                                          25           25
   9.500% due 06/25/19                                       4,048        4,350
   8.000% due 10/25/19                                      18,980       19,510
   7.500% due 12/25/19                                         200          204
   9.000% due 12/25/19                                      17,189       18,414
   7.500% due 05/25/20                                       8,000        8,190
   8.000% due 07/25/20                                         141          143
   9.000% due 09/25/20                                       7,493        8,029
   8.000% due 12/25/20                                      21,016       22,255
   8.750% due 01/25/21                                       9,097        9,655
   7.500% due 02/25/21                                      16,088       16,283
   7.500% due 03/25/21                                      20,919       21,388
   7.250% due 04/25/21                                       8,960        8,958
   7.500% due 06/25/21                                         320          326
   8.000% due 07/25/21                                      27,306       28,219
   8.500% due 09/25/21                                      16,623       17,402
   7.000% due 10/25/21                                       7,556        7,412
   8.000% due 10/25/21                                      22,430       23,255
   6.000% due 12/25/21                                         200          196
   8.000% due 01/25/22                                      21,700       22,526
   8.000% due 03/25/22                                         480          495
   7.000% due 04/25/22                                      17,091       16,751
   8.000% due 06/25/22                                       3,040        3,327
   7.000% due 07/25/22                                       9,545        9,547
   8.000% due 07/25/22                                      48,162       51,225
   6.500% due 10/25/22                                       3,332        2,969
   7.800% due 10/25/22                                       5,442        5,553
   6.500% due 12/25/22                                         941          924
   7.000% due 03/25/23                                      23,432       22,356
   6.900% due 05/25/23                                         129          119
   7.000% due 06/25/23                                       4,036        3,671
   6.000% due 08/25/23                                       5,137        4,824
   6.500% due 08/25/23                                         198          197
   6.750% due 10/25/23                                         488          450
   6.500% due 11/25/23                                         170          161
   7.500% due 08/18/27                                      11,543       11,121
First Commonwealth Savings & Loan
  10.375% due 04/01/05                                          22           23
General Electric Capital Mortgage
   8.000% due 07/25/23                                      12,979       13,274
   6.500% due 09/25/23                                          45           40
   6.500% due 02/25/24                                          22           23
   6.500% due 03/25/24                                      12,441       11,190
   8.000% due 06/25/25                                      14,336       14,610
   7.500% due 04/25/27                                         360          366
Glendale Federal Savings & Loan
   7.416% due 03/01/28(d)                                   10,500       10,661
Greenwich
   7.236% due 04/25/22(d)                                    2,607        2,627
   7.205% due 07/25/22(d)                                   12,482       12,622
   7.285% due 10/25/22(d)                                      327          329
   7.370% due 04/25/23(d)                                    3,965        4,027
   7.914% due 04/25/24(d)                                    5,671        5,764
   8.219% due 06/25/24(d)                                    7,283        7,451
   8.985% due 08/25/24(d)                                   10,490       10,778
   8.767% due 11/25/24(d)                                    3,327        3,406
Imperial CMB Trust
   5.945% due 09/25/26(d)                                   32,417       32,528
Independent National Mortgage Corp.
   6.650% due 10/25/24                                       2,723        2,600
   8.303% due 11/25/24(d)                                   12,262       12,591
   7.288% due 07/25/25(d)                                   34,115       34,691
   8.161% due 07/25/25(d)                                   37,893       38,651
International Mortgage Acceptance Corp.
  12.250% due 03/01/14                                         596          648
J.P. Morgan & Co.
   9.000% due 10/20/20                                      13,573       14,572
Kidder Peabody Acceptance Corp.
   8.389% due 05/20/18                                         456          469
   8.134% due 03/25/24(d)                                   21,948       22,291
   8.134% due 09/25/24(d)                                   20,000       20,400
Marine Midland
   8.000% due 04/25/23                                          74           75
   8.000% due 10/25/23                                         350          359
Merrill Lynch Mortgage
   9.470% due 04/27/18                                           6            6
   7.300% due 06/15/21(d)                                    9,421        9,609
   7.559% due 06/15/21(d)                                    8,842        9,077
   8.104% due 06/25/22(d)                                   10,893       11,060
Morgan Stanley Mortgage
   8.150% due 07/20/21                                          15           15
Nomura Asset Securities Corp.
   7.998% due 05/25/24(d)                                   13,263       13,615
Norwest Mortgage
  12.500% due 02/01/14                                       1,104        1,179
  12.250% due 04/01/14                                         115          121
PaineWebber Mortgage
   6.000% due 04/25/09                                      11,951       11,266
Prudential Bache
   6.103% due 09/01/18(d)                                      555          553
   9.000% due 01/01/19                                         540          547
   8.400% due 03/20/21                                       5,169        5,357
Prudential Home
   7.000% due 04/25/99                                          35           35
   8.000% due 06/25/22                                      20,198       20,715
   6.900% due 03/25/23                                         463          462
   7.000% due 04/25/23                                       3,594        3,599
   8.434% due 11/25/23(d)                                    1,245        1,277
   8.449% due 11/25/23(d)                                   13,008       13,366

                                                      See accompanying notes  41

Total Return Fund
September 30, 1997 (Unaudited)


                                        Principal
                                           Amount        Value
                                           (000s)       (000s)
=================================================================
   7.000% due 02/25/24                $    1,237   $    1,238
   6.000% due 05/25/24                        28           28
   7.750% due 10/25/24                     7,010        7,087
   7.500% due 06/25/25                     8,561        8,650
PSB Financial Corp.
  11.050% due 12/01/15                     1,119        1,218
Residential Asset Securities Corp.
   7.000% due 03/25/27(d)                    320          323
   7.250% due 05/25/27(d)                    345          349
Residential Funding
   6.750% due 01/25/06                    53,161       53,170
   8.080% due 02/25/07                       122          125
   7.000% due 08/25/08                    20,634       20,844
   6.500% due 09/25/08                     7,000        6,778
   8.500% due 05/25/17                       136          141
   8.000% due 01/25/23                    10,000       10,306
   7.250% due 07/25/23                       115          116
   7.750% due 07/25/24                        10           10
   8.000% due 10/25/24                    15,417       15,827
   7.500% due 09/25/25                    18,183       18,523
   5.987% due 10/25/27(d)                 17,354       17,371
Resolution Trust Corp.
   7.495% due 02/25/20(d)                    270          270
   7.346% due 09/25/20(d)                 15,951          160
   5.954% due 01/25/21(d)                  1,140        1,119
   8.693% due 06/25/21(d)                  4,347        4,367
   8.717% due 08/25/21                       117          120
   8.720% due 08/25/21(d)                 13,329       13,766
   8.722% due 08/25/21                     8,000        8,346
   7.570% due 09/25/21(d)                  3,825        3,878
   6.178% due 10/25/21(d)                    352          351
   6.625% due 10/25/21(d)                  1,292        1,296
   8.140% due 10/25/21(d)                    315          319
   8.625% due 10/25/21                       300          306
   7.634% due 01/25/22(d)                  3,282        3,332
   7.786% due 03/25/22(d)                  6,691        6,745
   8.494% due 05/25/22(d)                  3,264        3,337
   6.888% due 06/25/23(d)                  4,922        4,930
   7.500% due 08/25/23                       334          335
   9.450% due 05/25/24                    19,693       19,907
  10.621% due 05/25/24(d)                  3,791        3,836
   6.688% due 07/25/24(d)                  2,553        2,558
   7.100% due 12/25/24                     1,500        1,521
   7.750% due 03/25/25                     5,000        5,000
   7.580% due 07/25/28(d)                 14,001       14,272
   7.258% due 10/25/28(d)                 31,282       32,152
   7.338% due 10/25/28(d)                 15,647       16,082
   7.113% due 05/25/29(d)                  5,821        5,826
   7.575% due 05/25/29(d)                  7,433        7,352
Rural Housing Trust
   3.330% due 10/01/28                       493          454
Ryan Mortgage Acceptance Corp.
   9.450% due 10/01/16                       193          204
Ryland Acceptance Corp.
   9.000% due 12/01/16                       970        1,016
  11.500% due 12/25/16                       246          274
   8.000% due 09/25/22                     3,996        4,071
   8.200% due 09/25/22                       100          103
   8.086% due 09/25/23(d)                 11,809       12,093
  14.000% due 11/25/31                     2,096        2,334
Ryland Mortgage Securities Corp.
   7.137% due 03/25/22(d)                  4,874        4,880
   7.908% due 07/25/22(d)                 42,000       42,643
   8.132% due 08/25/22(d)                  4,472        4,554
   7.500% due 08/25/24                        79           80
   7.358% due 08/25/29(d)                  9,299        9,555
   6.869% due 10/25/31(d)                 16,627       16,616
Salomon Brothers Mortgage Securities
   7.649% due 11/25/22(d)                  1,790        1,827
   8.402% due 07/01/24(d)                 17,046       17,568
Santa Barbara Savings
   9.500% due 11/20/18                     5,403        5,452
Saxon Mortgage
   7.780% due 09/25/22(d)                  3,291        3,361
   8.048% due 08/25/23(d)                 51,690       53,144
   8.313% due 09/25/24(d)                 14,829       15,362

                                        Principal
                                           Amount        Value
                                           (000s)       (000s)
=================================================================
Sears Mortgage
   8.000% due 03/25/22                $    1,660   $    1,663
   7.311% due 09/25/22(d)                  3,858        3,919
   7.716% due 12/25/22(d)                 13,118       13,241
   8.661% due 05/25/32(d)                 15,999       16,234
Securitized Asset Sales, Inc.
   7.869% due 10/25/23(d)                  7,758        7,986
   8.075% due 12/26/23(d)                  8,157        8,343
   5.944% due 02/25/28                    24,500       24,216
Security Pacific National Bank
   6.302% due 03/01/18(d)                    159          154
Vendee Mortgage
   7.000% due 02/15/00                     6,231        6,298
   7.750% due 03/15/16                       600          615
   7.750% due 05/15/18                       550          568
Western Federal Savings & Loan
   7.204% due 07/01/21(d)                 11,621       11,810
                                                   -------------
                                                     1,965,443
                                                   -------------
Federal Home Loan Mortgage Corporation 6.9%
   5.250% due 12/01/98                         7             7
   5.500% due 03/01/10                        92            91
   5.750% due 08/15/20                       300           293
   6.000% due 12/01/98-04/01/26(g)         5,300         5,103
   6.114% due 07/01/27(d)                    348           347
   6.500% due 06/01/03-11/13/27(g)       198,959       193,882
   6.775% due 11/01/03                        70            69
   7.000% due 05/01/00-10/14/27(d)(g)    212,799       212,375
   7.190% due 10/25/23(d)                 32,246        33,617
   7.275% due 12/11/06                     3,000         2,989
   7.500% due 05/01/99-01/01/27(d)(g)     18,967        19,365
   7.588% due 09/01/23(d)                  4,496         4,620
   7.593% due 04/01/23(d)                  1,364         1,434
   7.625% due 01/01/19(d)                     20            21
   7.633% due 05/01/23(d)                  6,409         6,740
   7.640% due 10/25/17(d)                  5,868         5,966
   7.708% due 11/01/23(d)                  2,171         2,242
   7.750% due 04/01/07                        54            55
   7.780% due 04/01/24(d)                  1,946         2,046
   7.789% due 07/01/23(d)                  4,562         4,685
   7.822% due 10/01/23(d)                  1,219         1,257
   7.861% due 09/01/23(d)                 33,535        34,563
   7.887% due 07/01/22(d)                  2,313         2,426
   7.901% due 10/01/23(d)                  2,556         2,661
   7.902% due 11/01/23(d)                  1,255         1,292
   7.930% due 04/01/24(d)                 18,689        19,689
   7.931% due 05/01/23(d)                  3,397         3,570
   7.938% due 08/01/23(d)                     31            32
   7.954% due 11/01/23(d)                  1,971         2,035
   7.971% due 06/01/24(d)                  3,493         3,632
   8.000% due 10/01/07-06/01/26(d)(g)     95,173        98,599
   8.012% due 04/01/29(d)                  4,830         5,107
   8.023% due 10/01/23(d)                  9,890        10,360
   8.041% due 07/01/23(d)                  1,577         1,632
   8.045% due 01/01/24(d)                  1,041         1,091
   8.056% due 08/01/23(d)                 19,795        20,566
   8.069% due 09/01/23(d)                  8,128         8,520
   8.112% due 09/01/23(d)                  8,402         8,770
   8.117% due 01/01/24(d)                  1,372         1,421
   8.148% due 07/01/24(d)                  6,059         6,365
   8.157% due 08/01/23(d)                  3,619         3,782
   8.177% due 08/01/24(d)                    964         1,007
   8.201% due 08/01/23(d)                  1,618         1,676
   8.229% due 10/01/23(d)                  5,927         6,248
   8.250% due 08/01/07-12/01/09(g)           247           254
   8.500% due 09/01/01-10/14/27(g)       235,732       246,802
   8.750% due 02/01/01-09/01/10(g)           491           506
   8.900% due 11/15/20                    30,173        32,530
   9.000% due 01/01/02-09/15/20(g)         1,480         1,560
   9.250% due 06/01/09-08/01/09(g)           137           145
   9.500% due 08/01/01-06/01/21(g)         3,533         3,752
  10.000% due 06/01/04-11/15/19(g)         1,957         2,088
  10.250% due 03/15/09-05/01/09(g)         2,436         2,658
  11.000% due 12/01/99-07/01/19(g)         1,374         1,533
  11.250% due 10/01/09-09/01/15(g)           205           230
  11.500% due 03/01/00-05/01/00(g)            30            32
  12.500% due 07/01/99                         6             6




42   See accompanying notes

                                       Principal
                                          Amount        Value
                                          (000s)       (000s)
=================================================================
  13.250% due 10/01/13                $       85     $     99
  14.000% due 04/01/16                        37           42
  15.500% due 08/01/11-11/01/11(g)            22           25
  16.250% due 05/01/11-11/01/11(g)            18           21
                                                   -------------
                                                    1,034,531
                                                   -------------
Federal Housing Administration 0.7%
   7.125% due 03/01/34                     4,496        4,413
   7.211% due 12/01/21                     3,386        3,392
   7.317% due 05/01/19-11/01/19(g)        12,080       12,182
   7.375% due 03/01/19-01/01/24(g)        17,698       17,845
   7.399% due 02/01/21                     2,717        2,816
   7.430% due 12/01/16-10/01/23(g)        63,142       65,406
   7.650% due 11/01/18                       181          188
                                                   -------------
                                                      106,242
                                                   -------------
Federal National Mortgage Association 4.3%
   5.000% due 02/25/03                     1,586        1,581
   5.650% due 04/25/05                       200          198
   6.000% due 03/25/03-03/01/24(g)         6,989        6,833
   6.049% due 08/01/29(d)                 10,917       10,870
   6.069% due 05/01/27-05/01/29(d)(g)     10,665       10,620
   6.071% due 10/01/19-08/01/28(d)(g)      8,462        8,414
   6.083% due 09/01/24(d)                  5,235        5,247
   6.100% due 08/01/18(d)                    404          405
   6.103% due 02/01/18-06/01/20(d)(g)      9,119        9,136
   6.112% due 05/01/36(d)                    790          787
   6.114% due 01/01/27-11/01/28(d)(g)     44,257       44,069
   6.115% due 11/01/35(d)                 27,393       27,274
   6.250% due 07/25/07                       100           99
   6.366% due 12/01/27(d)                  1,822        1,814
   6.369% due 07/01/20(d)                  1,817        1,821
   6.500% due 10/01/05-03/01/26(g)           475          473
   6.750% due 08/01/03-09/25/22(g)         1,232        1,238
   6.834% due 07/01/03                        69           71
   6.910% due 11/01/25(d)                 15,186       15,756
   6.950% due 03/25/26                       300          303
   7.000% due 05/25/99-11/01/26(g)        37,147       37,243
   7.035% due 09/01/22(d)                  4,173        4,302
   7.057% due 09/01/22(d)                  3,637        3,739
   7.250% due 05/01/02-01/01/23(g)        11,620       11,704
   7.299% due 09/01/25(d)                  7,985        8,277
   7.500% due 08/01/03-09/01/25(g)        98,372      100,518
   7.592% due 01/01/26(d)                  5,233        5,463
   7.599% due 02/01/26(d)                  2,839        2,966
   7.646% due 03/01/26(d)                 16,861       17,716
   7.690% due 01/01/24(d)                  1,730        1,818
   7.750% due 06/01/09                       237          245
   7.812% due 11/01/25(d)                  5,548        5,762
   7.821% due 01/01/24(d)                  1,478        1,549
   7.825% due 03/01/25-11/01/25(d)(g)     20,907       21,826
   7.829% due 05/01/26(d)                  3,501        3,684
   7.836% due 07/01/24(d)                 24,937       25,824
   7.896% due 12/01/23(d)                  2,846        2,934
   7.931% due 01/01/24(d)                    424          449
   7.932% due 11/01/23(d)                  2,923        3,062
   7.977% due 01/01/24(d)                  6,577        6,904
   8.000% due 09/01/01-12/01/26(g)        11,460       11,875
   8.010% due 10/01/23(d)                  1,055        1,112
   8.023% due 09/01/24(d)                  4,711        4,914
   8.046% due 09/01/23(d)                  7,112        7,430
   8.066% due 11/01/23(d)                  1,777        1,853
   8.072% due 05/01/24(d)                  6,676        6,958
   8.104% due 12/01/23(d)                  4,994        5,232
   8.250% due 10/01/08-02/01/17(g)         1,014        1,058
   8.500% due 07/01/99-12/01/25(g)       181,202      189,631
   9.000% due 01/01/99-04/01/17(g)         2,740        2,874
   9.500% due 12/01/06-07/01/22(g)           189          202
   9.750% due 11/01/08                        91           97
  10.500% due 12/01/16-04/01/22(g)         1,145        1,257
  12.000% due 05/01/16                        23           27
  13.000% due 09/01/13                        64           75
  13.250% due 09/01/11                        23           26
  14.500% due 11/01/11-01/01/13(g)            80           95
  14.750% due 08/01/12-11/01/12(g)           352          408
  15.500% due 10/01/12-12/01/12(g)            38           47
  15.750% due 12/01/11-08/01/12(g)           190          222
  16.000% due 09/01/12                       229          290
                                                   -------------
                                                      648,677
                                                   -------------

                                                 Principal
                                                    Amount        Value
                                                    (000s)       (000s)
===========================================================================

Government National Mortgage Association 28.8%
   5.500% due 07/20/27-09/20/27(d)(g)          $    49,500  $    49,468
   5.650% due 10/15/12                                  13           12
   6.000% due 10/15/08-06/20/27(d)(g)              614,658      597,723
   6.500% due 10/15/08-12/17/27(d)(g)            1,358,211    1,340,520
   6.875% due 12/20/22-12/20/25(d)(g)              384,967      395,801
   7.000% due 07/15/08-09/20/27(d)(g)              341,792      351,015
   7.125% due 07/20/22-09/20/24(d)(g)              353,261      363,849
   7.375% due 06/20/21-05/20/26(d)(g)              297,579      307,226
   7.500% due 08/15/05-07/15/26(g)                  38,472       39,354
   7.875% due 04/20/23(d)                              830          863
   8.000% due 08/15/05-11/19/27(g)                  66,027       68,744
   8.250% due 08/15/04-07/15/08(g)                     671          706
   8.500% due 06/15/01-11/19/27(g)                 759,484      794,525
   8.750% due 03/15/07-07/15/07(g)                     175          184
   9.000% due 09/15/01-07/20/22(g)                   8,906        9,620
   9.250% due 10/15/01-03/15/06(g)                     515          538
   9.500% due 04/15/01-08/15/23(g)                   9,182        9,991
   9.750% due 09/15/02-01/15/21(g)                     382          409
  10.000% due 06/20/01-03/20/20(g)                   5,663        6,216
  10.250% due 10/15/98-12/15/99(g)                     141          143
  10.500% due 06/15/04                                 144          157
  10.750% due 08/15/98-09/15/98(g)                      16           16
  11.000% due 05/15/04-06/15/13(g)                      94          103
  11.250% due 03/15/01-12/20/15(g)                      80           90
  11.500% due 04/15/13-05/15/13(g)                      16           18
  12.000% due 03/20/99-03/15/15(g)                     106          122
  12.500% due 01/15/11                                   1            2
  13.000% due 12/15/12-10/15/14(g)                      46           54
  13.250% due 10/20/14                                  20           23
  13.500% due 11/15/12-12/15/12(g)                       7            8
  15.000% due 09/15/12-10/15/12(g)                      21           25
  16.000% due 01/15/12-04/15/12(g)                      13           17
  17.000% due 11/15/11-12/15/11(g)                     123          149
                                                            --------------
                                                              4,337,691
                                                            --------------
Other Mortgage-Backed Securities 0.7%
Aames Mortgage Trust
   7.275% due 05/15/20                                 405          413
Bank of America
   9.000% due 03/01/08                                 100           99
Citibank, N.A.
   8.000% due 07/25/18                                 102          105
Daiwa Mortgage
   7.375% due 09/25/06(d)                            1,654        1,666
DBL Mortgage Funding
   9.500% due 08/01/19                                  24           25
First Interstate Bancorp
   9.125% due 01/01/09                                  20           20
General Electric Credit Corp.
   8.000% due 03/01/02                                 124          127
Georgia Federal Mortgage
  10.500% due 11/01/14                               2,026        2,073
German American Capital Corp.
   8.360% due 09/30/02                               4,624        4,718
   6.499% due 07/01/18(d)                            9,822        9,715
Great Western Savings & Loan
   5.950% due 08/01/17(d)                              221          214
Guardian
   6.807% due 12/25/18(d)                              467          402
Home Savings of America
   8.464% due 08/01/06                                  99           98
   5.795% due 05/25/27(d)                            4,114        3,997
Imperial Savings & Loan
  10.000% due 09/01/16                                 319          335
   8.241% due 01/25/17                                 120          122
   8.835% due 07/25/17(d)                              434          435
LTC Commercial Corp.
   7.100% due 11/28/12                               3,951        3,886
Manufacturers Mortgage Housing
  13.250% due 01/15/99                                 239          255
MDC Mortgage Funding
   8.829% due 01/25/25(d)                            1,977        2,017
Merrill Lynch Mortgage
   9.250% due 12/15/09                                  39           40
   7.920% due 06/15/21(d)                            1,974        2,049


                                                     See accompanying notes   43

Total Return Fund
September 30, 1997 (Unaudited)

                                        Principal
                                           Amount        Value
                                           (000s)       (000s)
=================================================================

Mid-State Trust
   8.330% due 04/01/30                    $   34,217   $   36,462
Resolution Trust Corp.
   7.797% due 05/25/29(d)                      6,951        7,014
Ryland Acceptance Corp.
   7.555% due 11/28/22(d)                      7,000        7,107
Salomon Brothers Mortgage Securities
  11.500% due 09/01/15                         1,861        2,042
Sears Mortgage
  12.000% due 02/25/14                         1,418        1,536
   6.792% due 06/25/22(d)                      1,102        1,109
   7.444% due 10/25/22(d)                      5,971        6,255
USGI Capital
   8.500% due 11/25/07                        12,536       12,876
Western Federal Savings & Loan
   6.614% due 11/25/18(d)                        347          344
   6.664% due 03/25/19(d)                      2,617        2,607
                                                       -------------
                                                          110,163
                                                       =============
Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp.(IO)
   6.500% due 12/15/02                            19            0
  10.038% due 09/15/05                            43            4
   6.500% due 11/15/06                         3,316          279
   6.500% due 03/15/07                         5,935          423
   5.750% due 09/15/07(d)                     15,034        1,209
   5.428% due 02/15/08(d)                      1,037          115
  11.651% due 01/15/16                            48            5
   6.500% due 08/15/16                         5,980          388
   7.000% due 04/15/18                         4,780          413
   9.993% due 11/15/18                           300           44
   8.845% due 01/15/21                           540          116
   9.000% due 05/15/22                           272           58
Federal Home Loan Mortgage Corp.(PO)
   0.000% due 06/15/21                         6,392        5,889
Federal National Mortgage Assn.(IO)
  33.862% due 04/25/02                             1            0
   6.750% due 09/25/04                           103            7
   7.000% due 06/25/05                             8            1
  10.458% due 07/25/05(d)                      1,320          146
   6.500% due 07/25/06                         7,692          626
   6.500% due 02/25/07                         6,014          583
   6.500% due 07/25/07                         1,822          155
   6.500% due 09/25/07                         9,277          807
   6.500% due 10/25/07                         3,010          279
   0.100% due 03/25/09(d)                     58,766        1,479
   7.000% due 05/25/12                            26            0
   7.000% due 08/25/15                         5,350          359
   7.000% due 08/25/16                         1,293           98
   6.500% due 08/25/20                         2,666          618
  10.070% due 01/25/21                           186           48
   9.032% due 08/25/21                         2,659          640
   0.950% due 11/25/21(d)                     58,980        1,178
   6.500% due 01/25/23                         7,052        1,072
Federal National Mortgage Assn.(PO)
   0.000% due 09/01/07                         1,379        1,074
   0.000% due 02/25/21                         6,759        5,974
   0.000% due 06/25/22                         4,006        3,450
   0.000% due 08/25/23                           508          303
PaineWebber (IO)
  13.595% due 08/01/19                           322          116
Vendee Mortgage (IO)
   0.542% due 06/15/23                       226,156        5,126
                                                       -------------
                                                           33,082
                                                       -------------
Total Mortgage-Backed Securities           8,235,829    8,235,829
(Cost $8,138,133)                                      =============

================================================================================
ASSET-BACKED SECURITIES 1.6%
================================================================================

AFC Home Equity Loan Trust
   7.455% due 10/25/26(d)                     13,135       13,315
Associates Manufactured Housing
   7.000% due 03/15/27                           900          924
Contimortgage Home Equity Loan Trust
   6.990% due 03/15/21                           350          351
Copelco Capital Funding Corp.
   6.340% due 07/20/04                            87           87



CSXT Trade Receivables
   5.050% due 09/25/99                           500         497
Delta Air Lines Equipment Trust
   9.230% due 07/02/02                        12,862       13,604
  10.500% due 01/02/07                         7,701        9,135
  10.570% due 01/02/07                        15,881       19,813
   9.550% due 01/02/08                         7,773        8,603
  10.000% due 06/05/13                        10,828       13,305
Discover Card Trust
   6.031% due 10/16/13(d)                        400          408
EQCC Home Equity Loan Trust
   6.100% due 10/15/03                        23,720       23,810
   6.710% due 07/15/11                           330          333
Equivantage Home Equity Loan Trust
   6.550% due 04/01/27                           248          249
First Omni Bank
   6.650% due 09/15/03(d)                      1,500        1,528
Ford Motor Credit Corp.
   5.500% due 02/15/03                         1,300        1,273
Green Tree Financial Group
   7.150% due 07/15/27                         1,025        1,054
Green Tree Home Improvement Loan Trust
   6.100% due 01/15/28                        14,547       14,580
IMC Home Equity Loan Trust
   7.507% due 07/25/26(d)                      1,920        1,946
MBNA Master Credit Card Trust
   6.050% due 11/15/02                           245          245
Metlife Capital Equipment Loan Trust
   6.850% due 05/20/08(d)                        320          324
NationsBank Auto Owner Trust
   6.375% due 07/15/00                         1,700        1,714
NationsBank Corp.
   5.850% due 06/15/02                           505          507
Newcourt Receivable Asset Trust
   6.240% due 12/20/04                            47           47
OSCC Home Equity
   6.950% due 05/15/07                           112          113
Saxon Asset Securities Trust
   6.475% due 11/25/20                           350          351
Sears Credit Account Master Trust
   6.050% due 01/16/08                           500          496
Standard Credit Card Master Trust
   6.750% due 06/07/00                           290          293
   7.250% due 04/07/08                           300          314
The Money Store Home Equity Trust
   6.230% due 12/15/08                        17,091       17,064
   7.550% due 02/15/20                           500          518
UCFC Home Equity Loan
   6.381% due 07/15/10                           250          251
United Air Lines Equipment Trust
   9.200% due 03/22/08                         4,466        4,877
  10.360% due 11/13/12                         7,000        8,783
  10.020% due 03/22/14                         4,500        5,404
  10.850% due 07/05/14                        34,111       43,591
  10.125% due 03/22/15                        14,300       17,951
   9.060% due 06/17/15                         5,000        5,805
   9.210% due 01/21/17                         2,000        2,288
                                                       -------------
Total Asset-Backed Securities                             235,751
(Cost $221,724)                                        =============


================================================================================
 SOVEREIGN ISSUES 3.2%
===============================================================================


Banco Nacional de Obra y Servicios
   6.875% due 10/01/98                    19,500       19,442
City of Buenos Aires
  11.250% due 04/11/07                     5,000        5,581
Hydro Quebec
   5.750% due 04/15/99(d)                 10,000        9,984
   9.400% due 02/01/21                       500          623
   9.500% due 11/15/30                     2,370        3,003
Kingdom of Sweden
  10.250% due 11/01/15                       500          646
Providence of Newfoundland
   9.000% due 06/01/19                       500          604
Province of Nova Scotia
   9.375% due 07/15/02                     1,000        1,117



44   See accompanying notes

                                        Principal
                                           Amount        Value
                                           (000s)       (000s)
================================================================================
Province of Ontario
   6.125% due 06/28/00                $       50   $       50
   7.750% due 06/04/02                       200          212
   7.625% due 06/22/04                     1,000        1,064
   7.000% due 08/04/05                     1,000        1,032
Province of Quebec
   8.780% due 03/30/98                       400          406
   7.500% due 07/15/02                     6,000        6,251
Republic of Argentina
   5.805% due 04/01/00(d)                 26,520       26,121
   5.641% due 04/01/01(d)                 17,851       17,417
   6.750% due 03/31/05(d)                373,296      355,564
Republic of Poland
   6.938% due 10/27/24(d)                 40,000       39,200
                                                   -------------
Total Sovereign Issues                                488,317
(Cost $430,196)                                    =============
================================================================================
 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(f) 3.3%
================================================================================
City of Montreal
  11.500% due 09/20/00              C$     7,000        5,916
Commonwealth of Australia
   8.750% due 01/15/01              A$     4,235        3,387
   9.750% due 03/15/02                     3,665        3,094
  10.000% due 10/15/02                     6,940        5,974
  10.000% due 02/15/06                     1,600        1,456
Commonwealth of Canada
   6.500% due 06/01/04              C$     1,000          764
   4.250% due 12/01/26(h)                197,908      148,690
Commonwealth of New Zealand
   6.500% due 02/15/00               N$   160,000      101,779
   8.000% due 02/15/01                      8,890        5,903
  10.000% due 03/15/02                    107,500       77,448
   8.000% due 04/15/04                      7,000        4,796
   4.500% due 02/15/16(h)                  23,000       14,270
Petroleos Mexicanos
   7.750% due 09/30/98              FF     5,000          869
Province of Saskatchewan
   9.125% due 02/15/21              C$     3,000        3,699
Republic of Argentina
   3.353% due 04/01/01(d)           AP    53,359       49,369
Republic of Poland
  21.670% due 10/22/97              PZ    11,000        3,171
  21.640% due 04/22/98                    58,000       14,986
  21.365% due 05/13/98                   193,800       49,424
Reynolds, R.J.
   6.875% due 11/22/00              DM     9,500        5,565
United Kingdom Gilt
   7.250% due 03/30/98              BP       280          453
   7.000% due 11/06/01                       230          377
   9.000% due 07/12/11                       400          785
   8.000% due 06/07/21                        40           76
                                                   -------------
Total Foreign Currency-Denominated Issues             502,251
(Cost $511,135)                                    =============
================================================================================
PURCHASED PUT OPTIONS 0.0%
================================================================================
Eurodollar December Futures (CME)
    Strike @ 91.00 Exp. 12/15/97     $ 1,800,000           23
                                                   -------------
Total Purchased Put Options                                23
(Cost $32)                                         =============
================================================================================
 CONVERTIBLE PREFERRED STOCK 0.0%
================================================================================
                                          Shares
Unocal Capital Trust                         402           25
                                                   -------------
Total Convertible Preferred Stock                          25
(Cost $21)                                         =============

================================================================================
 PREFERRED STOCK 0.1%
================================================================================

Banco Bilbao Vizcaya International       266,217        7,554
California Federal Bank                   50,000        5,714
Time Warner, Inc.                              1            1
                                                   -------------
Total Preferred Stock                                  13,269
(Cost $12,565)                                     =============


                                        Principal
                                           Amount        Value
                                           (000s)       (000s)
=================================================================
 SHORT-TERM INSTRUMENTS 21.4%
=================================================================

Certificates of Deposit 3.7%
Bankers Trust
   5.900% due 07/07/98                $   100,000   $  100,111
   5.970% due 08/28/98                     10,000       10,006
Citibank Indonesia
  19.128% due 10/24/97(f)           IR 20,000,000        6,043
Deutsche Bank
   5.930% due 06/16/98                $   250,000      250,000
Landesbank Hessen-Thueringen
   5.930% due 06/30/98                    185,000      185,000
                                                   -------------
                                                       551,160
                                                   =============
Discount Notes 16.3%
Abbott Laboratories
   5.490% due 10/24/97                      5,900        5,879
American Express Credit
   5.510% due 10/08/97                      6,000        5,994
   5.480% due 11/05/97                     37,600       37,400
   5.500% due 11/19/97                     50,000       49,626
AT&T Capital Corp.
   5.500% due 10/14/97                      5,700        5,689
   5.490% due 10/15/97                      5,100        5,089
   5.856% due 05/05/98                     16,000       15,472
   5.875% due 05/05/98                      3,000        2,901
   5.900% due 06/05/98                     30,000       28,870
Caisse d'Amortissement
   5.520% due 10/20/97                      6,600        6,581
   5.500% due 11/03/97                        700          696
   5.510% due 11/03/97                      1,500        1,492
   5.490% due 11/07/97                      3,800        3,779
   5.490% due 12/09/97                        100           99
   5.500% due 12/12/97                     11,500       11,371
   5.560% due 06/12/98                     70,000       67,288
Campbell Soup Co.
   5.490% due 10/07/97                        500          500
   5.480% due 10/08/97                      8,300        8,291
   5.540% due 06/12/98                     50,000       48,063
Canadian Wheat Board
   5.600% due 10/09/97                        100          100
   5.485% due 10/20/97                     18,000       17,948
   5.500% due 11/21/97                     11,000       10,914
   5.510% due 12/10/97                        600          593
Dow Jones & Co., Inc.
   5.500% due 10/06/97                      2,400        2,398
E.I. Du Pont de Nemours
   5.490% due 10/17/97                     11,500       11,472
   5.520% due 06/03/98                     50,000       48,131
   5.530% due 06/05/98                     50,000       48,116
Electricite de France
   5.490% due 11/05/97                      1,000          995
   5.490% due 12/11/97                      6,700        6,626
Emerson Electric Co.
   5.480% due 10/17/97                      3,800        3,791
Export Development Corp.
   5.500% due 10/16/97                        500          499
Federal Farm Credit Bank
   5.390% due 01/20/98                      1,700        1,671
Federal Home Loan Mortgage Corp.
   5.500% due 10/10/97                      6,100        6,092
   5.480% due 10/31/97                      2,700        2,688
Federal National Mortgage Assn.
   5.440% due 10/20/97                        265          264
   5.500% due 01/02/98                         45           44
Florida Power Corp.
   5.500% due 10/14/97                        900          898
Ford Motor Credit Corp.
   5.500% due 10/03/97                      5,000        4,998
   5.580% due 10/03/97                      9,800        9,797
   5.520% due 10/07/97                     31,000       30,971
   5.500% due 10/08/97                      1,300        1,299
   5.530% due 10/08/97                      5,700        5,694
   5.510% due 10/21/97                      5,500        5,483
   5.490% due 10/22/97                     85,900       85,625
   5.500% due 10/23/97                      5,000        4,983
   5.550% due 10/23/97                        100          100

                                                     See accompanying notes   45

Total Return Fund
September 30, 1997 (Unaudited)


                                      Principal
                                         Amount         Value
                                         (000s)         (000s)
=================================================================

General Electric Capital Corp.
   5.500% due 10/22/97                $   40,000   $   39,882
   5.510% due 11/13/97                    40,700       40,432
   5.540% due 11/13/97                    20,700       20,563
   5.500% due 11/19/97                    24,100       23,920
   5.510% due 11/20/97                     6,900        6,847
   5.560% due 06/09/98                   128,000      123,099
   5.560% due 06/11/98                    70,000       67,299
General Motors Acceptance Corp.
   5.560% due 10/10/97                    13,100       13,082
   5.520% due 10/20/97                    11,000       10,968
   5.580% due 10/24/97                    22,200       22,121
   5.580% due 11/05/97                    89,900       89,412
   5.540% due 11/19/97                   100,000       99,246
   5.560% due 11/19/97                    31,700       31,460
   5.570% due 01/05/98                    39,500       38,911
   5.540% due 01/15/98                    75,000       73,767
   5.580% due 06/10/98                    82,000       78,848
Gillette Co.
   6.350% due 10/01/97                    30,000       30,000
   5.480% due 10/08/97                    19,100       19,080
IBM Credit Corp.
   5.520% due 10/16/97                    11,300       11,274
   5.500% due 10/21/97                     9,800        9,770
   5.480% due 11/05/97                    14,900       14,821
   5.500% due 11/05/97                    30,500       30,337
   5.500% due 11/19/97                       300          298
Kellogg Co.
   5.500% due 12/03/97                    25,000       24,754
   5.500% due 12/17/97                     3,500        3,458
KFW International Finance, Inc.
   5.480% due 10/20/97                     1,200        1,197
   5.510% due 10/27/97                     7,600        7,570
   5.510% due 10/29/97                    25,000       24,893
   5.490% due 11/13/97                     4,800        4,769
   5.490% due 11/18/97                    56,700       56,285
   5.500% due 11/19/97                    32,000       31,761
   5.490% due 11/20/97                    37,400       37,115
   5.510% due 12/03/97                       900          891
Kimberly-Clark Corp.
   5.500% due 10/29/97                    29,325       29,200
Minnesota Mining & Manufacturing Co.
   5.490% due 10/15/97                    27,000       26,942
Motorola, Inc.
   5.490% due 10/22/97                    18,000       17,942
   5.490% due 10/23/97                     5,855        5,835
   5.500% due 10/23/97                     9,900        9,867
   5.490% due 10/29/97                    25,000       24,893
National Rural Utilities Cooperative
   5.500% due 10/03/97                     5,500        5,498
   5.470% due 10/23/97                    16,650       16,594
   5.480% due 10/24/97                       900          897
   5.490% due 10/24/97                     3,200        3,189
   5.480% due 10/28/97                    19,200       19,121
   5.500% due 11/17/97                     1,600        1,589
   5.490% due 11/18/97                    12,300       12,210
   5.490% due 12/02/97                    56,900       56,349
   5.520% due 12/08/97                       800          792
   5.510% due 12/10/97                     5,300        5,242
   5.500% due 12/11/97                       400          396
   5.500% due 12/12/97                     4,100        4,054
New Center Asset Trust
   5.500% due 10/06/97                    58,900       58,870
   5.510% due 10/08/97                    74,000       73,921
   5.500% due 10/09/97                    40,000       39,951
   5.510% due 10/10/97                     2,000        1,997
   5.520% due 10/10/97                       900          899
   5.520% due 10/22/97                    50,000       49,839
Oesterreichische
   5.520% due 10/16/97                     9,000        8,979
Ontario Hydro
   5.500% due 12/08/97                     3,000        2,968
   5.500% due 12/15/97                    28,000       27,673
Pfizer, Inc.
   5.500% due 10/31/97                     9,000        8,959
Pitney Bowes Credit Corp.
   5.550% due 10/20/97                     1,500        1,496

                                        Principal
                                           Amount        Value
                                           (000s)       (000s)
=================================================================

Procter & Gamble Co.
   5.480% due 10/10/97                $   82,200   $   82,087
   5.510% due 10/10/97                    17,700       17,676
   5.500% due 10/17/97                       400          399
   5.490% due 11/12/97                    17,600       17,487
Tampa Electric
   5.510% due 10/02/97                    13,500       13,498
   5.510% due 10/24/97                     3,900        3,886
TCI Communications, Inc.
   6.062% due 05/08/98                    50,000       48,329
United Parcel Service Co.
   5.480% due 11/03/97                       200          199
Warner-Lambert
   5.490% due 12/09/97                    51,000       50,452
Wisconsin Electric Power & Light
   5.520% due 10/30/97                     4,800        4,779
   5.520% due 11/06/97                     2,100        2,088
                                                   -------------
                                                    2,462,442
                                                   -------------
Repurchase Agreements 0.2%
State Street Bank
   5.000% due 10/01/97                    31,202       31,202
   (Dated 09/30/97. Collateralized by              -------------
   U.S. Treasury Note 6.250% 08/31/02
   valued at $31,826,681.
   Repurchase proceeds are $31,206,334.)

U.S. Treasury Bills (b)(g) 1.2%
   5.562% due 10/01/97-12/11/97          177,090      176,492
                                                   -------------
Total Short-Term Instruments                        3,221,296
(Cost $3,222,564)                                  -------------

Total Investments (a) 110.9%                      $16,681,706
(Cost $16,490,409)

Written Options (e) (0.0%)                               (356)
(Premiums $6,014)

Other Assets and Liabilities (Net) (10.9%)         (1,635,675)

                                                   -------------

Net Assets 100.0%                                 $15,045,675
                                                   -------------

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                     $  238,448

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                      (47,151)
                                                   -------------

Unrealized appreciation-net                        $  191,297
                                                   -------------

(b) Securities with an aggregate market value
of $94,491 have been segregated with the
custodian to cover margin requirements for the
following open future contracts at September
30, 1997:
                                                       Unrealized
                                                    Appreciation/
Type                                    Contracts  (Depreciation)
----------------------------------------------------------------
Eurodollar December Futures (12/97)        638  $           283
Eurodollar March Futures (03/98)           685              214
Eurodollar June Futures (06/98)            570              (18)
Eurodollar September Futures (09/98)       860            1,368
U.S. Municipal Bond (12/97)              1,972            3,214
U.K. Gilt Future (12/97)                 1,599            6,846
U.S. Treasury 2 Year Note (12/97)           28               20
U.S. Treasury 5 Year Note (12/97)        2,904            2,323
U.S. Treasury 10 Year Note (12/97)      23,612           13,264
U.S. Treasury 30 Year Bond (12/97)      20,949           35,174
                                                   -------------
                                                $        62,688
                                                   -------------



46   See accompanying notes

--------------------------------------------------------------------------------
(c) Foreign forward currency contracts outstanding at September 30, 1997:

                  Principal
                     Amount          Unrealized
                    Covered          Expiration      Appreciation/
Type            by Contract               Month      (Depreciation)
--------------------------------------------------------------------------------
Sell        A$          60             10/01/97      $           0
Sell        BP         403             10/01/97                 25
Sell                 3,096             11/01/97               (103)
Buy         C$      97,336             03/01/98               (568)
Sell               133,671             12/01/97               (262)
Sell               161,146             03/01/98              2,521
Buy         DG         102             11/01/97                  2
Buy         DM       9,733             10/01/97                 (5)
Sell                 9,733             10/01/97                 34
Sell                44,132             11/01/97               (976)
Sell                 9,733             12/01/97                  1
Sell        FF       7,642             10/01/97                (24)
Sell                14,470             11/01/97               (113)
Sell        N$      22,340             11/01/97                 18
Sell               194,393             12/01/97             (1,744)
Sell                81,997             01/01/98                154
Buy         SF         481             10/01/97                  1
Sell                   481             10/01/97                 (1)
Sell                 3,631             11/01/97               (107)
Sell                   481             01/01/98                 (1)
                                                     --------------
                                                     $      (1,148)
                                                     --------------

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Premiums received on Written Options:

                                                        Premiums      Market
Type                                             Par    Received       Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures (12/97) $ 10,288  $  3,254  $       51
   Strike @ 93.75 Exp. 12/26/97

Put - CME Eurodollar December Futures (12/97)    9,413     2,159          47
   Strike @ 93.50  Exp.  12/26/97

Call - CBOT U.S. Treasury 30 Year Bond (12/97)   1,500       601         258
                                                        ------------------------
   Strike @ 120.00  Exp.  12/26/97                      $  6,014  $      356
                                                        ------------------------

(f)    Principal amount denoted in indicated currency:


            A$ - Australian Dollar
            AP - Argentine Peso
            BP - British Pound
            C$ - Canadian Dollar
            DG - Dutch Guilder
            DM - German Mark
            FF - French Franc
            IR - Indonesian Ruphia
            N$ - New Zealand Dollar
            PZ - Polish Zloty
            SF - Swiss Franc

(g) Securities are grouped by coupon and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Security becomes interest bearing at a future date.




                                                      See accompanying notes  47

Schedule of Investments
Real Return Bond Fund
September 30, 1997 (Unaudited)

                                               Principal
                                                  Amount           Value
                                                  (000s)          (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES 9.8%
--------------------------------------------------------------------------------
Banking and Finance 9.8%
J.P. Morgan & Co.
   5.485% due 02/15/12(c)                   $       250     $      240
Pacific Southwest Bank
   6.060% due 06/15/02                              172            172
Toyota Motor Credit Corp.
   4.693% due 02/15/02(c)                           400            388
                                                            -----------
Total Corporate Bonds and Notes                                    800
                                                            -----------
(Cost $812)

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 144.7%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
   3.625% due 07/15/02(e)                         8,005          8,101
   3.375% due 01/15/07(e)                         3,773          3,704
                                                            -----------
Total U.S. Treasury Obligations                                 11,805
                                                            -----------
(Cost $11,850)

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (b)(d) 7.4%
--------------------------------------------------------------------------------

Commonwealth of Australia
   4.000% due 08/20/05 (e)                    A$    100            127
Commonwealth of Canada
   4.250% due 12/01/26 (e)                    C$    180            136
Commonwealth of New Zealand
   4.500% due 02/15/16 (e)                    N$    450            279
Republic of Poland
  21.365% due 05/13/98                        PZ    260             66
                                                            -----------
Total Foreign Currency-Denominated Issues                          608
                                                            -----------
(Cost $617)

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 6.1%
--------------------------------------------------------------------------------

Discount Notes 4.9%
General Motors Acceptance Corp.
   5.540% due 11/03/97                      $       100             99
New Center Asset Trust
   5.530% due 12/03/97                              300            297
                                                            -----------
                                                                   396
                                                            -----------
Repurchase Agreements 1.1%
State Street Bank
   5.000% due 10/01/97                               88             88
                                                            -----------
    (Dated 09/30/97. Collateralized by
    U.S. Treasury Note 5.250% 12/31/97
    valued at $91,125. Repurchase
    proceeds are 88,012.)

U.S. Treasury Bills 0.1%
   5.060% due 10/02/97                               10             10
                                                            -----------

Total Short-Term Instruments                                       494
(Cost $495)                                                -----------


Total Investments (a) 168.0%                                $   13,707
(Cost $13,774)

Other Assets and Liabilities (Net) (68.0%)                      (5,548)


Net Assets 100.0%                                           $    8,159
                                                            -----------

Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost.                                          $        2

    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value.                                        $      (69)
                                                            -----------

    Unrealized depreciation-net                             $      (67)
                                                            -----------

(b) Foreign forward currency contracts outstanding at September 30, 1997:


                   Principal
                      Amount                                     Unrealized
                     Covered                 Expiration       Appreciation/
Type             by Contract                      Month      (Depreciation)
--------------------------------------------------------------------------------
Sell        A$           173                      11/97       $           3
Buy         C$           531                      11/97                   2
Buy                      100                      04/98                  (1)
Sell                      18                      10/97                   0
Sell                     544                      11/97                   0
Sell                     225                      12/97                   0
Sell        DM            58                      11/97                  (1)
Sell        N$           199                      11/97                   0
Sell                     242                      01/98                   0
                                                              --------------
                                                              $           3
                                                              --------------

(c) Variable Rate Security. The rate listed is as of September 30, 1997.

(d) Principal amount denoted in indicated currency:

       A$ - Australian Dollar
       C$ - Canadian Dollar
       DM - German Mark
       N$ - New Zealand Dollar
       PZ - Polish Zloty

(e) Principal amount of the security is adjusted for inflation.




48  See accompanying notes

Schedule of Investments
Low Duration Fund
September 30, 1997 (Unaudited)

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES 15.9%
--------------------------------------------------------------------------------
Banking and Finance 5.1%
American General Finance
   6.000% due 02/23/98                             $     1,000    $       999
Associates Corp. of North America
   7.250% due 05/15/98                                     500            504
   7.500% due 05/15/99                                   1,000          1,023
AT&T Capital Corp.
   6.490% due 05/17/99                                  10,000         10,060
Banc One Corp.
   7.250% due 08/01/02                                     500            517
Bancomer
   8.000% due 07/07/98                                   4,000          4,026
BankAmerica Corp.
   7.200% due 09/15/02                                     100            103
   7.875% due 12/01/02                                     100            106
Chase Manhattan Corp.
   8.000% due 04/15/02                                     100            100
Chrysler Financial Corp.
   6.100% due 11/03/97                                   2,000          2,001
   8.330% due 02/02/98                                   5,490          5,539
   6.280% due 07/17/98                                   3,000          3,012
Citicorp
   9.750% due 08/01/99                                     100            106
Comercia Bank
   6.750% due 05/12/98                                     500            502
Commercial Credit Co.
   5.500% due 05/15/98                                   1,000            998
Ford Motor Credit Corp.
   6.520% due 02/03/98                                   1,000          1,002
   6.130% due 04/05/99(d)                                1,000            994
   7.500% due 11/15/99                                     100            103
Kansallis-Osake
   7.850% due 09/30/43(d)                               13,500         13,716
Kemper Corp.
   8.800% due 11/01/98                                     100            103
Lehman Brothers, Inc.
   0.000% due 05/16/98                                   2,000          1,926
   6.120% due 05/14/99(d)                                5,000          5,000
   7.625% due 07/15/99(d)                                   50             51
Okobank
   7.200% due 10/29/49(d)                                  750            765
PaineWebber
   7.000% due 03/01/00                                      50             51
Salomon, Inc.
   5.890% due 11/10/97                                  20,000         20,006
   7.000% due 01/20/98                                   2,500          2,509
   5.980% due 02/02/98                                  23,500         23,487
   6.360% due 04/01/98                                   1,725          1,727
   9.375% due 04/15/98                                     550            560
   6.125% due 05/15/98                                  12,820         12,822
   6.700% due 12/01/98                                   1,250          1,259
   7.125% due 08/01/99                                   1,050          1,067
SGE Associates
   8.070% due 07/20/00                                  17,697         18,281
Signet Bank Corp.
   5.938% due 04/15/98(d)                                2,865          2,855
Smith Barney Holdings
   7.875% due 10/01/99                                     100            103
Toyota Motor Credit Corp.
   4.693% due 02/15/02(d)                               11,600         11,247
Transamerica Financial
   6.940% due 04/27/98                                     700            703
                                                                  ------------
                                                                      149,933
                                                                  ------------
Industrials 7.7%
Amerco, Inc.
   6.850% due 09/18/98                                   7,000          7,034
American Home Products
   7.700% due 02/15/00                                     100            103
AMR Corp.
   9.500% due 07/15/98                                   1,000          1,027
   9.270% due 08/13/98                                   2,000          2,054
   8.100% due 11/01/98                                   2,000          2,044
   8.730% due 11/02/98                                   3,000          3,079
   9.910% due 03/01/01                                   2,500          2,760
   9.440% due 05/15/01                                   5,000          5,468
   9.125% due 10/24/01                                   1,000          1,091
Arkla, Inc.
   9.200% due 12/18/97                                   1,000          1,007
Bausch & Lomb
   6.480% due 12/17/97                                     275            275
Delta Air Lines
   7.790% due 12/01/98                                   4,449          4,525
  10.430% due 01/02/11                                     850          1,044
E.I. Du Pont de Nemours
   8.500% due 02/10/98                                     100            101
Enserch Corp.
   8.875% due 03/15/01                                   3,000          3,040
Ford Motor Co.
   9.000% due 09/15/01                                     500            547
Hertz Corp.
   6.625% due 07/15/00                                     100            101
IBM Corp.
   6.375% due 06/15/00                                     100            101
Minnesota Mining & Manufacturing Co.
   6.250% due 03/29/99                                     200            201
Nabisco, Inc.
   8.300% due 04/15/99                                   2,900          2,980
   8.000% due 01/15/00                                  16,675         17,286
Noranda, Inc.
   6.563% due 08/18/00(d)                                1,000          1,013
Philip Morris Co.
   7.500% due 01/15/02                                     200            206
RJR Nabisco
   8.625% due 12/01/02                                   4,000          4,214
Sears Roebuck & Co.
   9.250% due 04/15/98                                   5,750          5,853
TCI Communications, Inc.
   6.419% due 03/11/03(d)                                3,000          3,002
Tenet Healthcare Corp.
   7.875% due 01/15/03                                   2,300          2,355
Time Warner, Inc.
   7.450% due 02/01/98                                  27,410         27,551
   7.975% due 08/15/04                                  21,247         22,416
   8.110% due 08/15/06                                  42,495         45,434
   8.180% due 08/15/07                                  42,495         45,804
United Air Lines
   6.750% due 12/01/97                                  11,875         11,894
USX Corp.
   7.750% due 01/21/98                                   2,000          2,012
                                                                  ------------
                                                                      227,622
                                                                  ------------
Utilities 3.1%
Alabama Power
   7.250% due 08/01/07                                     100            102
Bell Atlantic Financial
   6.000% due 06/01/98                                     500            500
Central Power & Light
   6.625% due 01/01/98                                     100            100
Cleveland Electric Illuminating Co.
   9.450% due 12/01/97                                  11,400         11,463
   8.330% due 10/30/98                                   1,500          1,531
   8.170% due 11/30/98                                   1,000          1,019
   9.300% due 07/26/99                                   1,500          1,569
   9.375% due 03/01/17                                   3,000          3,132
CMS Energy
   9.500% due 10/01/97(d)                               23,175         23,177
Consolidated Natural Gas Co.
   8.750% due 06/01/99                                     400            417
Consumers Energy Corp.
   8.750% due 02/15/98                                   5,000          5,045
El Paso Electric Co.
   7.250% due 02/01/99                                   1,000          1,005
Gulf States Utilities
   9.720% due 07/01/98                                     166            170
Long Island Lighting Co.
   7.625% due 04/15/98                                   3,000          3,022
   7.300% due 07/15/99                                   4,500          4,573
   6.250% due 07/15/01                                   3,275          3,240
Louisiana Power & Light Co.
   7.740% due 07/01/02                                  10,500         10,755
Mississippi Power & Light
   8.800% due 04/01/05                                   1,000          1,010


                                                    See accompanying notes   49

Low Duration Fund
September 30, 1997 (Unaudited)



                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------
New York State Electric
   6.500% due 09/01/98                             $     2,350    $     2,356
North Atlantic Energy
   9.050% due 06/01/02                                   5,288          5,339
Northern States Power Co.
   5.875% due 10/01/97                                     100            100
Public Service Electric & Gas
   6.000% due 01/01/98                                   1,000          1,000
Texas Utilities Co.
   5.750% due 07/01/98                                   1,300          1,299
Toledo Edison Co.
   9.300% due 04/01/98                                   5,000          5,077
United Illuminating
   7.375% due 01/15/98                                   1,000          1,005
   9.760% due 01/02/06                                   2,839          2,934
Western Massachusetts Electric
   6.750% due 03/01/98                                    792             789
                                                                  ------------
                                                                       91,729
                                                                  ------------
Total Corporate Bonds and Notes                                       469,284

(Cost $458,870)


--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 7.8%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
   5.630% due 05/26/98                                   1,945          1,946
Federal Home Loan Bank
   5.090% due 05/11/98                                   2,000          1,995
   6.010% due 12/04/98                                   4,000          4,001
   5.030% due 04/19/99(d)                                3,000          2,970
   6.270% due 12/20/99                                   1,000            999
Federal Home Loan Mortgage Corp.
   7.300% due 10/28/02                                     100            100
   8.440% due 10/27/04                                     500            499
Federal National Mortgage Assn.
   5.350% due 04/01/98                                   5,930          5,920
   5.830% due 06/12/98                                 200,000        200,301
   5.200% due 07/10/98                                   1,500          1,496
   5.720% due 02/16/99(d)                                5,000          4,996
   5.720% due 01/29/01                                   2,000          1,970
   4.875% due 12/25/16                                   1,000            991
Small Business Administration
   7.750% due 01/25/13(d)                                1,049          1,084
   7.250% due 02/25/14(d)                                1,368          1,439
Tennessee Valley Authority
   0.000% due 10/15/98                                   1,000            942
                                                                  ------------
Total U.S. Government Agencies                                        231,649
                                                                  ------------
(Cost $230,932)

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Notes
   8.125% due 02/15/98(b)                                  180            182
   6.250% due 06/30/98                                   1,000          1,005
   5.875% due 03/31/99                                   1,000          1,002
   6.375% due 05/15/99                                     500            505
   6.000% due 10/15/99                                   1,000          1,005
   6.375% due 08/15/02                                     500            508
                                                                  ------------
Total U.S. Treasury Obligations                                         4,207
                                                                  ------------
(Cost $4,203)

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 71.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 11.6%
American Southwest Financial
   5.100% due 06/02/99                                  11,273         11,181
Bear Stearns
   8.200% due 09/25/22                                     876            883
   8.000% due 05/25/23                                     110            110
Capstead Mortgage Corp.
   7.400% due 04/25/18                                   3,160          3,160
   7.800% due 02/25/22                                     353            354
   7.500% due 02/25/23                                   3,105          3,141
Chase Mortgage Financial Corp.
  10.000% due 11/25/09                                   1,166          1,208
   8.000% due 06/25/24                                      11             11
   7.500% due 10/25/24                                      47             47
Citicorp Mortgage Securities, Inc.
   8.500% due 06/25/06                                   1,659          1,662
   9.500% due 10/25/15                                     983            999
Collateralized Mortgage Obligation Trust
   6.187% due 01/20/03(d)                                   26             25
   7.985% due 05/01/17                                  17,359         17,671
   9.500% due 06/25/20                                     699            736
Conseco Commercial Mortgage
   9.700% due 07/15/04                                     533            535
Countrywide
   6.500% due 03/25/24                                   1,274          1,276
   6.125% due 01/25/35(d)                               16,046         15,704
Dime Savings
   7.147% due 11/01/18(d)                                3,230          2,970
Donaldson, Lufkin & Jenrette
  11.000% due 08/01/19                                   1,810          2,064
   8.057% due 05/25/24(d)                                4,747          4,802
Federal Home Loan Mortgage Corp.
   9.000% due 01/15/04                                     248            249
   9.000% due 12/15/05                                     406            410
  10.000% due 09/15/09                                      14             15
  12.500% due 09/30/13                                   1,515          1,742
   5.400% due 08/15/14                                   2,849          2,846
   7.000% due 04/25/15                                   1,734          1,744
  11.000% due 11/30/15                                   6,852          7,972
   8.000% due 04/15/19                                     263            263
  10.000% due 07/15/19                                     525            581
   8.500% due 09/15/19                                   1,415          1,429
   5.650% due 11/15/19                                   1,473          1,470
   9.000% due 11/15/19                                   2,803          2,919
   7.950% due 02/15/20                                   1,864          1,884
   9.000% due 02/15/20                                     589            592
   8.250% due 03/15/20                                     210            212
   7.500% due 04/15/20                                   2,900          2,978
   8.000% due 04/15/20                                   2,500          2,581
  10.000% due 05/15/20                                     350            386
   7.500% due 12/15/20                                   2,000          2,042
   9.000% due 12/15/20                                   9,877         10,479
   9.500% due 01/15/21                                   2,819          3,023
   8.000% due 04/15/21                                   3,336          3,460
   9.000% due 05/15/21                                     539            568
Federal National Mortgage Assn.
   8.950% due 05/25/03                                      115           120
   9.000% due 07/25/03                                      844           874
   9.400% due 07/25/03                                      182           191
   5.750% due 02/25/05                                    3,960         3,950
   8.500% due 09/25/06                                      279           279
   6.875% due 06/25/09                                    4,083         4,112
   7.250% due 07/25/15                                      886           884
   5.750% due 04/25/16                                    3,840         3,793
   8.000% due 01/25/19                                       16            16
   7.500% due 02/25/19                                       36            36
   8.000% due 05/25/19                                      498           499
   8.750% due 05/25/19                                      158           163
   9.000% due 05/25/19                                      507           508
   9.300% due 05/25/19                                       71            73
   9.000% due 07/25/19                                      651           670
   9.000% due 08/25/19                                      854           855
   9.500% due 03/25/20                                    2,786         3,274
   9.500% due 05/25/20                                    1,450         1,663
   8.000% due 07/25/20                                    6,117         6,196
   8.500% due 01/25/21                                       20            20
   9.000% due 03/25/21                                    8,945         9,607
   9.000% due 04/25/21                                      300           320
   8.000% due 03/25/22                                      192           198
   5.000% due 01/25/24                                      466           457
   8.500% due 03/18/27                                    3,152         3,195
First Boston Corp.
   7.050% due 07/25/23                                      215           214
Fleet Mortgage
   7.200% due 10/25/23                                    1,185         1,176
General Electric Capital Mortgage
   7.750% due 04/25/07                                    1,227         1,251
   6.350% due 03/25/17                                   22,637        22,635
   6.500% due 07/25/18                                      403           404


50 See accompanying notes

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------
Glendale Federal Savings & Loan
7.503% due 03/25/30(d)                             $     2,814    $     2,852
Greenwich
   8.767% due 11/25/24(d)                                2,581          2,643
Homestead Mortgage Acceptance Corp.
  11.450% due 09/01/15                                   1,518          1,655
Housing Securities, Inc.
   6.750% due 02/25/21                                  17,827         17,873
Independent National Mortgage Corp.
   8.303% due 11/25/24(d)                                6,666          6,839
   8.250% due 03/25/25                                   5,021          5,038
Nomura Asset Securities Corp.
   6.625% due 01/25/09                                   4,871          4,885
Norwest Mortgage
  12.375% due 01/01/14                                     260            276
  12.500% due 02/01/14                                     609            651
  12.250% due 04/01/14                                     460            484
Prudential Bache
   6.103% due 09/01/18(d)                                   56             55
   8.400% due 03/20/21                                   8,615          8,929
Prudential Home
   6.500% due 04/25/00                                      71             71
   7.500% due 09/25/07                                     878            897
   7.000% due 11/25/07                                   2,172          2,186
   7.000% due 06/25/23                                   3,014          2,987
   6.750% due 01/25/24                                     631            630
Prudential Securities
   8.000% due 12/25/20                                   1,087          1,105
Residential Accredit Loans, Inc.
   7.300% due 12/25/26                                   2,734          2,755
Residential Asset Securitization Trust
   7.050% due 07/25/26                                  15,423         15,470
Residential Funding
   5.887% due 07/01/19(d)                                1,438          1,380
   7.069% due 09/01/19(d)                                  322            315
Resolution Trust Corp.
   6.767% due 09/25/19(d)                                2,721          2,722
   5.954% due 01/25/21(d)                                  228            224
   6.890% due 07/25/21(d)                                   28             29
   6.389% due 09/25/21(d)                                1,235          1,226
   6.902% due 10/25/21(d)                                1,469          1,471
   6.988% due 03/25/22(d)                                3,156          3,178
  10.000% due 05/25/22                                     206            210
   7.250% due 10/25/23                                     324            324
   9.500% due 05/25/24                                     371            373
   6.900% due 02/25/27(d)                                6,982          6,721
   6.058% due 09/25/27(d)                                2,790          2,723
   9.000% due 09/25/28                                     313            332
Ryland Acceptance Corp.
   8.000% due 03/01/18                                   2,728          2,788
Salomon Brothers Mortgage Securities
   7.269% due 12/25/17(d)                                2,860          2,860
   6.665% due 01/25/18(d)                                   47             47
   9.549% due 10/25/18(d)                                7,122          7,403
   8.233% due 03/25/24(d)                                4,425          4,562
Sears Mortgage
   7.861% due 08/25/23(d)                                1,038          1,061
   8.661% due 05/25/32(d)                                  811            823
Securitized Asset Sales, Inc.
   6.750% due 08/25/25                                  14,211         14,294
   7.500% due 10/25/25                                  16,407         16,515
Shearson Lehman
   9.600% due 03/25/21                                   1,329          1,351
Westam Mortgage Financial Corp.
   6.500% due 10/02/17                                   6,195          6,210
                                                                  ------------
                                                                      343,440
                                                                  ------------
Federal Home Loan Mortgage Corporation 6.4%
   5.000% due 08/01/98                                       2              2
   5.500% due 05/01/98-04/01/07(f)                          65             64
   6.000% due 03/01/11-03/01/26(f)                       2,964          2,828
   6.072% due 01/01/30-12/01/30(d)(f)                    4,458          4,431
   6.092% due 10/01/30(d)                                  460            457
   6.100% due 01/01/17-06/01/17(d)(f)                      773            769
   6.103% due 09/01/15-06/01/30(d)(f)                    5,079          5,052
   6.104% due 01/01/20(d)                                  878            875
   6.114% due 11/01/14-08/01/19(d)(f)                    2,735          2,726
   6.118% due 02/01/16(d)                                  152            151
   6.125% due 01/01/20(d)                                  322            320
   6.133% due 05/01/17(d)                                  271            270
   6.500% due 01/01/02-11/13/27(f)                      50,047         48,734
   7.000% due 01/01/17-10/14/27(d)(f)                   13,087         13,057
   7.125% due 03/01/17(d)                                  381            389
   7.250% due 07/01/07                                      30             30
   7.500% due 09/01/06                                     179            182
   7.592% due 02/01/20(d)                                4,746          4,940
   7.885% due 03/01/24(d)                                  323            339
   7.902% due 11/01/23(d)                                2,703          2,830
   7.919% due 11/01/22(d)                                3,847          4,009
   7.971% due 06/01/24(d)                                2,183          2,270
   7.990% due 07/01/18(d)                                  651            686
   8.000% due 07/01/06-10/14/27(f)                      71,184         73,715
   8.023% due 10/01/23(d)                                4,053          4,244
   8.035% due 09/01/23(d)                                  870            918
   8.045% due 01/01/24(d)                                4,182          4,381
   8.063% due 12/01/22(d)                                2,178          2,285
   8.117% due 01/01/24(d)                                2,740          2,838
   8.250% due 10/01/07-11/01/07(f)                          60             63
   8.500% due 07/01/01-10/14/27(f)                       2,166          2,258
   8.750% due 02/01/01-04/01/02(f)                         134            138
   9.000% due 05/01/02-07/01/04(f)                          70             73
   9.250% due 07/01/01                                      11             11
   9.500% due 03/01/01-12/01/04(f)                         163            171
   9.750% due 03/01/01-11/01/08(f)                       1,384          1,485
  10.000% due 04/01/01                                      11             12
  10.500% due 07/01/00-02/01/16(f)                         120            128
  10.750% due 10/01/00-08/01/11(f)                         678            746
  11.250% due 10/01/14                                       7              8
  11.500% due 10/01/15                                       2              3
  11.750% due 11/01/10-08/01/15(f)                          19             22
  14.000% due 09/01/12-12/01/12(f)                           6              8
                                                                  ------------
                                                                      188,918
                                                                  ------------
Federal Housing Administration 0.5%
   5.871% due 11/01/19                                     930            937
   6.950% due 04/01/14                                   1,777          1,783
   7.430% due 10/01/19-12/01/21(f)                      12,029         12,356
   9.680% due 02/01/24                                     387            415
                                                                  ------------
                                                                       15,491
                                                                  ------------

Federal National Mortgage Association 3.1%
   6.000% due 05/01/11-12/25/18(f)                         453            448
   6.131% due 04/01/18(d)                                8,473          8,375
   6.288% due 04/25/22(d)                                  496            501
   6.500% due 06/01/08                                      40             39
   6.889% due 01/01/21(d)                                  958            971
   7.000% due 04/01/02-09/01/07(f)                         322            326
   7.217% due 11/01/17(d)                                  667            682
   7.389% due 07/01/17(d)                                1,076          1,116
   7.422% due 11/01/18(d)                                  437            459
   7.863% due 10/01/24(d)                               12,730         13,180
   7.882% due 04/01/24(d)                                5,693          5,974
   7.939% due 01/01/24(d)                                6,781          7,129
   8.000% due 03/01/04-12/01/24(f)                       4,583          4,784
   8.129% due 07/01/23(d)                                3,913          4,076
   8.500% due 03/01/08-08/01/26(f)                      35,927         37,693
   9.000% due 10/01/97-08/01/98(f)                         699            706
  10.000% due 02/01/04-06/01/19(f)                       3,104          3,352
  10.500% due 06/01/05-11/01/05(f)                         475            510
  11.000% due 10/01/98-09/01/00(f)                          21             22
  11.250% due 12/01/10-10/01/15(f)                         279            312
  12.000% due 01/01/15-10/01/15(f)                          16             18
  12.750% due 02/01/14-11/01/14(f)                         111            130
  13.000% due 07/01/15                                       9             10
  13.250% due 09/01/11                                      25             28
  13.500% due 04/01/14                                       9             11
  15.500% due 10/01/12-12/01/12(f)                          84            106
  15.750% due 12/01/11                                      49             57
  16.000% due 09/01/12-12/01/12(f)                          29             37
                                                                  ------------
                                                                       91,052
                                                                  ------------
Government National Mortgage Association 46.5%
   5.000% due 08/20/26(d)                                  982            982
   5.500% due 07/20/26(d)                                1,722          1,733
   6.000% due 01/20/26-09/20/26(d)(f)                   25,585         26,034
   6.500% due 05/15/23-07/20/27(d)(f)                  244,572        241,456


                                                 See accompanying notes      51

Low Duration Fund
September 30, 1997 (Unaudited)

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------
   6.875% due 10/20/23-10/20/25(d)(f)              $   105,123    $   110,164
   7.000% due 03/15/11-11/15/25(d)(f)                   34,062         35,057
   7.125% due 08/20/22-09/20/24(d)(f)                   97,369        100,347
   7.375% due 05/20/22-06/20/25(d)(f)                   47,682         49,284
   7.500% due 02/15/22-12/15/23(f)                     107,664        110,141
   8.000% due 07/15/04-11/19/27(f)                     216,258        223,153
   8.500% due 01/15/25-11/19/27(f)                     459,798        480,414
   9.750% due 07/15/13-02/15/20(f)                       1,299          1,406
  10.750% due 10/15/98                                      12             12
  11.750% due 07/15/13-09/15/15(f)                         178            197
  12.000% due 06/20/15                                      29             34
  13.500% due 05/15/11-11/15/12(f)                          39             47
  16.500% due 12/15/11                                       1              1
                                                                  ------------
                                                                    1,380,462
                                                                  ------------
Other Mortgage-Backed Securities 1.8%
First Boston Mortgage Securities Corp.
   8.300% due 08/20/09                                     357            364
Fleet Finance, Inc.
   5.450% due 03/20/23                                       1              1
Glendale Federal Savings & Loan
  11.000% due 03/01/10                                      26             27
Great Western Savings & Loan
   6.150% due 12/01/17(d)                                  545            532
Guardian
   7.168% due 10/25/19(d)                                  276            205
   6.854% due 12/25/19(d)                                  339            214
   6.926% due 12/25/19(d)                                2,210          1,462
   6.963% due 02/25/20(d)                                1,470            808
   6.878% due 07/25/20(d)                                1,353            949
Home Savings of America
   5.795% due 05/25/27(d)                                2,315          2,249
   5.867% due 09/25/28(d)                                1,610          1,573
Imperial Savings & Loan
   8.835% due 07/25/17(d)                                   61             61
   9.900% due 02/25/18                                     614            651
MDC Mortgage Funding
   8.829% due 01/25/25(d)                                2,072          2,114
Resolution Trust Corp.
   7.113% due 05/25/19(d)                                8,235          8,143
   7.070% due 08/25/19(d)                                6,450          6,444
  10.337% due 08/25/21(d)                                1,157          1,209
   6.231% due 10/25/28(d)                                3,345          3,387
   7.337% due 05/25/29(d)                                3,544          3,574
Ryland Acceptance Corp.
   7.555% due 11/28/22(d)                               10,068         10,222
Salomon Brothers Mortgage Securities
  11.500% due 09/01/15                                     931          1,021
   8.148% due 12/25/17(d)                                  449            439
Sears Mortgage
  12.000% due 02/25/14                                     150            162
   7.444% due 10/25/22(d)                                5,613          5,879
Western Federal Savings & Loan
   6.438% due 06/25/18(d)                                   55             54
   6.614% due 11/25/18(d)                                  278            275
  10.069% due 02/01/20(d)                                   75             79
                                                                  ------------
                                                                       52,098
                                                                  ------------
Stripped Mortgage-Backed Securities 1.4%
Federal Home Loan Mortgage Corp.(IO)
   7.000% due 07/15/04                                   1,529             54
   6.250% due 09/15/04                                   5,683            290
   6.000% due 02/15/06                                   8,684            458
   9.982% due 07/15/06                                      78          1,037
  10.195% due 08/15/06                                      20            306
  11.944% due 12/15/06                                      39            773
   6.000% due 10/15/07                                   3,355            270
   6.000% due 02/15/08                                   9,337            818
   7.000% due 07/15/12                                   1,441             18
   6.500% due 02/25/13                                   4,256            133
   6.500% due 08/25/13                                   7,968            364
   7.000% due 08/15/18                                   7,321          1,545
   7.500% due 12/15/18                                   6,327            714
   7.000% due 04/15/19                                   7,370            516
   6.500% due 05/15/19                                  16,282          1,796
   6.500% due 06/15/19                                  16,269          1,484
  10.496% due 04/15/21                                      46            731
   6.500% due 04/15/22                                   9,742          1,200
   7.000% due 05/15/23                                     930            143
   4.000% due 01/15/24                                  20,919          5,324
Federal National Mortgage Assn.(IO)
   6.000% due 07/25/05                                   3,821            213
   7.272% due 09/25/06                                      65          1,126
   6.000% due 02/25/08                                  11,029          1,056
 256.000% due 11/01/08                                      50            315
   6.500% due 03/25/09                                  12,101          2,098
   0.100% due 03/25/09(d)                               39,373            991
   8.815% due 06/25/16                                      94            819
   9.987% due 12/25/18                                      23            203
   7.500% due 03/25/19                                   8,159          1,109
   6.500% due 05/25/19                                  10,000          2,234
   6.500% due 04/25/20                                  31,204          3,226
   7.000% due 05/25/21                                  16,240          1,953
   8.598% due 02/25/22                                      50          1,001
   6.500% due 03/25/23                                   9,281          1,390
   4.875% due 03/25/24(d)                               15,713          1,270
Federal National Mortgage Assn.(PO)
   0.000% due 07/25/22                                   4,510          3,886
   0.000% due 09/25/22                                      91             74
Prudential Home(IO)
   0.300% due 04/25/09(d)                               95,202            876
Resolution Trust Corp.(PO)
   0.000% due 09/25/00                                     896            818
                                                                  ------------
                                                                       42,632
                                                                  ------------
Total Mortgage-Backed Securities                                    2,114,093
(Cost $2,098,513)                                                 ------------

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 0.1%
--------------------------------------------------------------------------------

Delta Air Lines Equipment Trust
  10.430% due 01/02/11                                     960          1,179
SCFC Boat Loan Trust
   7.050% due 04/15/07                                      59             59
United Air Lines Equipment Trust
  10.850% due 02/19/15                                   1,500          1,945
                                                                  ------------
Total Asset-Backed Securities                                           3,183
(Cost $3,026)                                                     ------------

--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 2.3%
--------------------------------------------------------------------------------

Banco Nacional de Obra y Servicios
   6.875% due 10/01/98                                  10,000          9,970
Nacional Financiera
   8.094% due 12/15/97(d)                                    2              1
   5.875% due 02/17/98                                   2,000          1,976
   6.250% due 12/03/98(d)                                1,500          1,485
Petroleos Mexicanos
   8.250% due 02/04/98                                   5,000          5,050
Province of Quebec
   5.563% due 10/26/01(d)                                  250            248
Republic of Argentina
   5.805% due 04/01/00(d)                                1,318          1,298
   6.750% due 03/31/05(d)                               40,416         38,496
United Mexican States
   5.820% due 06/28/01                                  10,000          9,323
                                                                  ------------
Total Sovereign Issues                                                 67,847
(Cost $64,522)                                                    ------------

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 1.4%
--------------------------------------------------------------------------------

Banco Nacional de Comercio Exterior
   8.000% due 05/06/98                            DM     3,500          2,022
Commonwealth of Canada
   8.750% due 12/01/05                            C$     1,150            998
   4.250% due 12/01/26(g)                               51,538         38,721
                                                                  ------------
Total Foreign Currency-Denominated Issues                              41,741
(Cost $43,023)                                                    ------------


--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 32.2%
--------------------------------------------------------------------------------

Certificates of Deposit 2.2%
Bankers Trust
   5.900% due 07/14/98                             $    39,500         39,528



52   See accompanying notes

                                                     Principal
                                                        Amount          Value
                                                        (000s)         (000s)
--------------------------------------------------------------------------------

Landesbank Hessen-Thueringen
   5.930% due 06/30/98                             $    25,000    $    25,000
                                                                  ------------
                                                                       64,528
                                                                  ============
Discount Notes 29.4%
Abbott Laboratories
   5.500% due 10/24/97                                  10,000          9,965
American Express Credit
   5.500% due 11/19/97                                  14,100         13,994
Ameritech Corp.
   5.480% due 10/24/97                                  19,900         19,830
AT&T Capital Corp.
   5.500% due 10/14/97                                   3,200          3,194
BellSouth Telecommunications, Inc.
   5.480% due 10/20/97                                   1,800          1,795
Caisse d'Amortissement
   5.520% due 10/20/97                                   3,000          2,991
   5.560% due 06/12/98                                  30,000         28,837
Canadian Wheat Board
   5.485% due 10/20/97                                     500            499
   5.490% due 11/04/97                                  38,000         37,803
   5.490% due 11/18/97                                   6,800          6,750
   5.500% due 11/21/97                                  10,100         10,021
Federal Home Loan Mortgage Corp.
   5.480% due 10/31/97                                  12,100         12,045
Ford Motor Credit Corp.
   5.500% due 10/03/97                                  31,300         31,290
   5.500% due 10/10/97                                   5,000          4,993
   5.490% due 10/15/97                                  30,000         29,936
   5.510% due 10/15/97                                  13,900         13,870
   5.500% due 10/23/97                                  13,400         13,355
General Electric Capital Corp.
   5.500% due 11/12/97                                  23,100         22,952
   5.500% due 11/19/97                                  19,800         19,652
   5.520% due 11/19/97                                  47,000         46,647
   5.560% due 06/09/98                                  23,000         22,119
   5.560% due 06/11/98                                  29,000         27,881
General Motors Acceptance Corp.
   5.520% due 10/08/97                                  50,000         49,946
   5.520% due 10/20/97                                   4,700          4,686
   5.540% due 11/03/97                                  37,000         36,812
   5.510% due 11/12/97                                   4,000          3,974
   5.730% due 02/23/98                                   5,000          4,888
   5.580% due 06/10/98                                  18,000         17,308
Gillette Co.
   5.490% due 11/17/97                                  12,000         11,914
IBM Credit Corp.
   5.500% due 11/19/97                                  10,000          9,925
Kellogg Co.
   5.500% due 12/03/97                                   4,200          4,159
KFW International Finance, Inc.
   5.510% due 11/13/97                                  13,500         13,411
   5.490% due 11/18/97                                  23,400         23,229
   5.500% due 11/19/97                                  23,000         22,828
National Rural Utilities Cooperative
   5.590% due 10/16/97                                   5,500          5,487
   5.480% due 10/20/97                                  25,000         24,928
   5.500% due 11/04/97                                   2,200          2,189
   5.500% due 11/06/97                                  16,500         16,409
   5.510% due 11/13/97                                     700            695
   5.500% due 12/12/97                                  10,700         10,580
New Center Asset Trust
   5.500% due 10/06/97                                  16,400         16,387
   5.510% due 10/08/97                                   4,000          3,996
   5.500% due 10/09/97                                  14,000         13,983
   5.510% due 10/22/97                                   5,800          5,781
   5.530% due 11/05/97                                  40,600         40,382
   5.510% due 11/19/97                                  22,700         22,530
   5.540% due 12/17/97                                  20,000         19,760
Oesterreichische
   5.500% due 12/08/97                                  50,000         49,470
Ontario Hydro
   5.500% due 12/15/97                                  10,000          9,883
Procter & Gamble Co.
   5.490% due 11/12/97                                  32,400         32,192
United Parcel Service Co.
   5.500% due 11/05/97                                   5,600          5,570



Western Australia Treasury Corp.
   5.490% due 11/20/97                                   8,100          8,038
                                                                  ------------
                                                                      871,759
                                                                  ============
Repurchase Agreements 0.6%
State Street Bank
   5.000% due 10/01/97                                  17,131         17,131
    (Dated 09/30/97. Collateralized by U.S. Treasury              ------------
    Note 6.250% 08/31/02 valued at $17,477,050.
    Repurchase proceeds are $17,133,379.)

U.S. Treasury Bills (b) 0.0%
   5.085% due 11/13/97                                     225            224
                                                                  ------------

Total Short-Term Instruments                                          953,642
(Cost $953,556)                                                   ============

Total Investments (a) 131.1%                                      $ 3,885,646
(Cost $3,856,645)

Other Assets and Liabilities (Net) (31.1%)                           (921,800)
                                                                  ------------

Net Assets 100.0%                                                 $ 2,963,846
                                                                  ============

Notes to Schedule of Investments ($ in thousands):

(a)  At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal

income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.              $    37,359

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                   (8,358)
                                                                  ------------

Unrealized appreciation-net                                       $    29,001
                                                                  ============

(b) Securities with an aggregate market value of $406 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:


                                                                    Unrealized
Type                                        Contracts              Appreciation
--------------------------------------------------------------------------------
Eurodollar December Futures (12/97)               170             $          60
Eurodollar March Futures (03/98)                  200                        70
Eurodollar June Futures (06/98)                   200                        75
U.S. Treasury 5 Year Note (12/97)                  12                        12
U.S. Treasury 30 Year Bond (12/97)                 37                        73
                                                                  --------------
                                                                  $         290
                                                                  ==============

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                     Principal
                        Amount                                        Unrealized
                       Covered             Expiration              Appreciation/
Type               by Contract                  Month             (Depreciation)
--------------------------------------------------------------------------------

Buy         C$          15,079                  03/98             $         (88)
Sell                    15,072                  12/97                       (14)
Sell                    57,490                  03/98                       963
Sell        DM           3,544                  12/97                       (50)
Buy         DG             403                  11/97                         9
                                                                  --------------
                                                                  $         820
                                                                  ==============

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

       C$ - Canadian Dollar
       DM - German Mark
       DG - Dutch Guilder

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.


                                                     See accompanying notes   53

Schedule of Investments
Short-Term Fund
September 30, 1997 (Unaudited)


                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 44.3%
--------------------------------------------------------------------------------
Banking and Finance 28.3%
Ahmanson (H.F.) & Co.
   6.330% due 04/15/98                                  $     5,800  $     5,820
Associates Corp. of North America
   8.800% due 08/01/98                                          646          661
   6.375% due 08/15/98                                        1,600        1,607
AT&T Capital Corp.
   5.900% due 11/13/97                                        1,400        1,400
   5.775% due 02/02/98(d)                                     3,000        3,001
   7.800% due 02/10/98                                        2,000        2,015
   5.900% due 07/10/98                                          100          100
   5.870% due 08/28/98                                          500          500
   5.850% due 01/05/99                                        3,585        3,577
   6.160% due 12/03/99                                        1,000        1,000
Banco Latino
   6.600% due 04/17/98                                          300          301
Capital One Bank
   6.048% due 01/02/98(d)                                     3,800        3,801
   6.740% due 05/31/99                                          875          882
Caterpillar Financial
   5.550% due 04/01/99(d)                                     2,000        2,003
Chrysler Financial Corp.
   5.625% due 01/15/99                                          570          568
Donaldson, Lufkin & Jenrette
   6.375% due 05/25/26(d)                                     1,102        1,100
Ford Motor Credit Corp.
   5.810% due 11/09/98(d)                                     2,600        2,613
   5.960% due 03/23/99(d)                                     1,000          999
   6.130% due 04/05/99(d)                                     1,500        1,490
General Motors Acceptance Corp.
   6.000% due 12/30/98                                        1,575        1,576
Kansallis-Osake
   7.850% due 09/30/43(d)                                     5,000        5,080
Lehman Brothers, Inc.
   6.840% due 09/25/98                                        1,000        1,007
   6.200% due 09/01/99(d)                                     3,000        2,998
Residential Funding
   7.453% due 12/01/18(d)                                     2,277        2,321
Salomon, Inc.
   5.790% due 11/26/97                                        1,700        1,700
   5.650% due 02/10/98                                        1,000        1,000
   5.750% due 03/31/98                                          800          800
   6.000% due 07/28/98                                          250          250
   6.030% due 02/11/99                                          500          500
   3.650% due 02/14/02(g)                                     3,036        2,951
                                                                     -----------
                                                                          53,621
                                                                     ===========
Industrials 11.3%
Air Canada
   6.300% due 07/31/05(d)                                     2,000        1,885
Amerco, Inc.
   6.850% due 09/18/98                                        1,000        1,005
COFIRI International, Inc.
   6.140% due 10/27/00(d)                                     2,000        1,996
Delta Air Lines
   9.875% due 01/01/98                                        1,000        1,010
Occidental Petroleum
   5.900% due 11/09/98                                        1,100        1,099
RJR Nabisco
   8.750% due 04/15/04                                        4,800        5,077
Sears Roebuck & Co.
   5.643% due 03/10/99(d)                                     3,000        2,997
TCI Communications, Inc.
   7.130% due 02/02/98                                        1,300        1,305
   7.130% due 02/03/98                                        3,000        3,013
USX Corp.
   6.375% due 07/15/98                                        2,000        2,006
                                                                     -----------
                                                                          21,393
                                                                     ===========
Utilities 4.7%
Beaver Valley Funding Corp.
   8.250% due 06/01/03                                        1,021        1,045
CMS Energy
   9.875% due 10/01/99(d)                                     2,000        2,033
Consumers Energy Corp.
   8.750% due 02/15/98                                        2,000        2,018
Delmarva Power & Light
   5.690% due 06/24/98                                        1,000          999
Gulf States Utilities
   9.720% due 07/01/98                                        1,200        1,229
Niagara Mohawk Power
   9.990% due 05/11/04                                        1,500        1,529
                                                                     -----------
                                                                           8,853
                                                                     -----------
Total Corporate Bonds and Notes                                           83,867
(Cost $83,579)                                                       ===========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 22.8%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 5.8%
Dime Savings
   7.147% due 11/01/18(d)                                       504          463
Donaldson, Lufkin & Jenrette
   7.200% due 10/17/20(d)                                     1,352        1,375
   7.835% due 09/01/21(d)                                        83           83
   7.097% due 06/25/22(d)                                       499          502
   7.483% due 05/25/23(d)                                       684          693
Federal National Mortgage Assn.
   5.800% due 08/25/15                                        2,700        2,692
Greenwich
   7.643% due 04/25/22(d)                                       243          246
   7.285% due 10/25/22(d)                                       187          188
Manufacturers Hanover Corp.
   7.464% due 12/16/25(d)                                     2,416        2,419
Prudential Bache
   6.103% due 09/01/18(d)                                        56           55
Prudential Home
   6.750% due 01/25/24                                        1,262        1,260
Resolution Trust Corp.
   8.861% due 12/25/20(d)                                       322          325
   6.890% due 07/25/21(d)                                        14           14
   6.934% due 06/25/24(d)                                       662          665
                                                                     -----------
                                                                          10,980
                                                                     ===========
Federal National Mortgage Association 3.5%
   6.110% due 05/01/36(d)                                     6,622        6,593
                                                                     -----------
Government National Mortgage Association 9.4%
   6.000% due02/20/26-01/20/27(d)(f)                         11,714       11,873
   7.000% due08/20/25(d)                                      1,528        1,566
   7.125% due09/20/23(d)                                      4,256        4,384
                                                                     -----------
                                                                          17,823
                                                                     ===========
Other Mortgage-Backed Securities 2.1%
Federal National Mortgage Assn.
   1.000% due 06/25/23                                          607          586
First Nationwide Trust
   6.722% due 10/25/18(d)                                        54           54
Guardian
   6.926% due 12/25/19(d)                                       331          219
   6.815% due 02/25/20(d)                                       432          236
   6.963% due 02/25/20(d)                                       407          224
   7.401% due 01/25/21(d)                                       525          361
Resolution Trust Corp.
   8.625% due 10/25/21                                          868          871
   6.684% due 05/25/29(d)                                     1,122        1,124
Ryland Acceptance Corp.
   7.065% due 12/25/21(d)                                       176          176
                                                                     -----------
                                                                           3,851
                                                                     ===========
Stripped Mortgage-Backed Securities 2.0%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 06/15/19                                        8,000        1,447
Federal National Mortgage Assn. (IO)
   6.000% due 10/25/03                                        1,967           30
   7.000% due 07/25/06                                        3,211          443
   6.500% due 12/25/06                                        8,441          845
   7.000% due 05/25/13                                        1,505           34
   6.500% due 06/25/17                                        5,277          460
   6.500% due 10/25/23                                        3,130          487
L.F. Rothchild Mortgage (PO)
   0.000% due 04/01/17                                          103          102
                                                                     -----------
                                                                           3,848
                                                                     -----------
Total Mortgage-Backed Securities                                          43,095
(Cost $43,187)                                                       ===========

54  See accompanying notes


                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 9.1%
--------------------------------------------------------------------------------
Community Trust Bancorp, Inc.
   6.500% due 09/15/03                               $        5,124  $     5,148
Green Tree Financial Group
   6.420% due 04/15/28                                        9,000        9,072
LIBOR-Index Certificates
   9.040% due 10/01/03(d)                                     1,000        1,000
   9.262% due 10/01/03(d)                                     2,000        2,000
                                                                     -----------
Total Asset-Backed Securities                                             17,220
(Cost $17,142)                                                       ===========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.9%
--------------------------------------------------------------------------------

Government of Malaysia
   5.688% due 10/19/05(d)                                     1,250        1,243
Nafinsa Finance Trust II
   8.262% due 03/31/99(d)                                       144          146
Republic of Argentina
   6.750% due 03/31/05(d)                                     6,240        5,944
                                                                     -----------
Total Sovereign Issues                                                     7,333
(Cost $6,600)                                                        ===========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 2.7%
--------------------------------------------------------------------------------

Commonwealth of Canada
    4.250% due 12/01/26(g)                          C$        2,268        1,704
Commonwealth of New Zealand
    4.500% due 02/15/16(g)                          N$        5,400        3,350
                                                                     -----------
Total Foreign Currency-Denominated Issues                                  5,054
(Cost $5,210)                                                        ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 17.6%
--------------------------------------------------------------------------------

Certificates of Deposit 1.5%
Banco Latino
   6.400% due 03/27/98                               $        1,400        1,400
   6.550% due 04/14/98                                        1,500        1,502
                                                                     -----------
                                                                           2,902
                                                                     ===========
Discount Notes 15.5%
Caisse d'Amortissement
   5.500% due 11/12/97                                        1,900        1,888
Canadian Wheat Board
   5.510% due 12/10/97                                        1,900        1,879
Federal National Mortgage Assn.
   5.490% due 10/17/97                                        3,600        3,591
General Motors Acceptance Corp.
   5.540% due 11/12/97                                          900          894
Kellogg Co.
   5.500% due 12/17/97                                        2,200        2,174
KFW International Finance, Inc.
   5.500% due 11/19/97                                        9,000        8,933
National Rural Utilities Cooperative
   5.480% due 10/28/97                                          300          299
   5.520% due 12/08/97                                          400          396
   5.500% due 12/12/97                                        6,900        6,824
New Center Asset Trust
   5.520% due 10/10/97                                          300          300
TCI Communications, Inc.
   6.062% due 05/08/98                                        2,200        2,126
                                                                     -----------
                                                                          29,304
                                                                     ===========
Repurchase Agreements 0.6%
State Street Bank
   5.000% due 10/01/97                                        1,156        1,156
   (Dated 09/30/97. Collateralized by U.S. Treasury                  -----------
   Note 6.250% 08/31/02 valued at $1,181,019.
   Repurchase proceeds are $1,156,161.)

U.S. Treasury Bills (b) 0.0%
   5.010% due 10/02/97                                           10           10
                                                                     -----------

Total Short-Term Instruments                                              33,372
(Cost $33,364)                                                       ===========

Total Investments (a) 100.4%                                         $   189,941
(Cost $189,082)

Other Assets and Liabilities (Net) (0.4%)                                   (776)
                                                                     -----------

Net Assets 100.0%                                                    $   189,165
                                                                     ===========


Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $     1,894

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                               (1,035)
                                                                     -----------

Unrealized appreciation-net                                          $       859
                                                                     ===========

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:


                                                                      Unrealized
Type                                              Contracts         Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 2 Year Note (12/97)                        11         $          7

(c) Foreign forward currency contracts outstanding at September 30, 1997:


                       Principal
                          Amount                                      Unrealized
                         Covered                   Expiration      Appreciation/
Type                 by Contract                        Month     (Depreciation)
--------------------------------------------------------------------------------
Sell      C$               2,064                        12/97      $           0
Sell      N$               4,940                        11/97                  4
Sell                         381                        12/97                 (2)
Sell      SK               1,055                        11/97                 (8)
                                                                   -------------
                                                                   $          (6)
                                                                   =============

(d) Variable Rate Security. The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

       C$- Canadian Dollar
       N$- New Zealand Dollar
       SK- Swedish Krona

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

                                                      See accompanying notes  55

Schedule of Investments
Money Market Fund
September 30, 1997 (Unaudited)


                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 1.3%
--------------------------------------------------------------------------------
Banking and Finance 0.8%
Chrysler Financial Corp.
   5.710% due 01/12/98                            $             500  $       500
Lehman Brothers, Inc.
   5.750% due 02/15/98                                          721          720
                                                                     -----------
                                                                           1,220
                                                                     ===========
Industrials 0.5%
Phillips Petroleum
   9.500% due 11/15/97                                          750          753
                                                                     -----------
Total Corporate Bonds and Notes                                            1,973
(Cost $1,973)                                                        ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 67.7%
--------------------------------------------------------------------------------

Discount Notes 67.4%
Archer Daniels Midland
   6.350% due 10/01/97                                        2,500        2,500
Australian Wheat Board
   5.500% due 10/10/97                                        6,000        5,992
Becton Dickinson & Co.
   5.550% due 10/23/97                                        6,000        5,980
Emerson Electric Co.
   5.500% due 11/07/97                                        6,000        5,966
Federal National Mortgage Assn.
   5.650% due 10/07/97                                        2,850        2,847
Ford Motor Credit Corp.
   5.500% due 10/02/97                                        7,500        7,499
General Electric Capital Corp.
   5.500% due 10/07/97                                        8,200        8,192
IBM Credit Corp.
   5.540% due 01/22/98                                        7,500        7,370
Kellogg Co.
   5.520% due 11/06/97                                        6,000        5,967
KFW International Finance, Inc.
   5.510% due 10/15/97                                        6,500        6,486
Monsanto Co.
   5.500% due 11/12/97                                        6,500        6,458
National Rural Utilities Cooperative
   5.580% due 01/20/98                                        7,500        7,371
Oesterreichische
   5.500% due 12/08/97                                        6,000        5,938
Pitney Bowes Credit Corp.
   5.550% due 01/15/98                                        6,500        6,394
Wells Fargo & Co.
   5.480% due 10/20/97                                        7,500        7,478
Western Australia Treasury Corp.
   5.480% due 10/31/97                                        5,500        5,475
                                                                     -----------
                                                                          97,913
                                                                     ===========
Repurchase Agreements 0.3%
State Street Bank
   5.000% due 10/01/97                                          381          381
   (Dated 09/30/97. Collateralized by U.S. Treasury                  -----------
   Note 5.750% 12/31/98 valued at $390,715.
   Repurchase proceeds are $381,053.)

Total Short-Term Instruments                                              98,294
(Cost $98,294)                                                       ===========

Total Investments 69.0%                                              $   100,267
(Cost $100,267)

Other Assets and Liabilities (Net) 31.0%                                  44,993
                                                                     -----------

Net Assets 100.0%                                                    $   145,260
                                                                     ===========

56  See accompanying notes

Schedule of Investments
StocksPLUS Fund
September 30, 1997 (Unaudited)


                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES 30.7%
--------------------------------------------------------------------------------
Banking and Finance 20.5%
Advanta Corp.
   6.136% due 01/15/99(d)                            $        2,000  $     1,983
Ahmanson (H.F.) & Co.
   6.180% due 01/15/98                                        9,300        9,316
AT&T Capital Corp.
   6.260% due 02/18/99                                       10,000       10,026
   6.920% due 04/29/99                                        5,200        5,264
Capital One Bank
   8.125% due 02/27/98                                        2,000        2,017
   6.730% due 06/04/98                                        2,000        2,010
   6.163% due 08/13/98(d)                                     7,500        7,512
Caterpillar Financial
   5.550% due 04/01/99(d)                                     2,000        2,003
Chrysler Financial Corp.
   6.190% due 10/27/97                                        2,000        2,001
Den Danske Bank
   6.000% due 06/30/00(d)                                       450          445
Ford Motor Credit Corp.
   5.810% due 11/09/98(d)                                       500          502
   5.680% due 03/30/99(d)                                       250          250
   6.130% due 04/05/99(d)                                       340          338
   6.080% due 08/14/00(d)                                    17,000       17,006
General Motors Acceptance Corp.
   5.970% due 03/16/99(d)                                     2,000        2,013
Kansallis-Osake
   7.850% due 09/30/43(d)                                     1,500        1,524
Lehman Brothers, Inc.
   6.540% due 01/05/98                                        5,000        5,010
   6.250% due 06/29/98                                        2,000        2,004
   8.875% due 11/01/98                                        1,685        1,733
   6.100% due 08/11/00(d)                                     9,400        9,403
Merrill Lynch & Co.
   7.000% due 10/10/00(d)                                     3,000        3,066
Residential Reinsurance
  11.440% due 12/15/08(d)                                     2,500        2,514
Salomon, Inc.
   5.790% due 11/26/97                                        2,000        2,001
   7.000% due 01/20/98                                          250          251
   5.650% due 02/10/98                                          390          390
   8.910% due 02/16/98                                        3,000        3,040
   5.750% due 03/31/98                                        2,000        2,001
   5.888% due 04/05/99(d)                                       500          498
   6.331% due 06/27/01(d)                                     6,800        6,818
   3.650% due 02/14/02(g)                                     2,024        1,968
                                                                     -----------
                                                                         104,907
                                                                     ===========
Industrials 7.8%
Air Canada
   6.300% due 07/31/05(d)                                    12,000       11,310
Amerco, Inc.
   6.800% due 09/18/98                                        6,000        6,031
Centerior Fuel Corp.
   9.200% due 08/02/98                                        1,000        1,000
COFIRI International, Inc.
   6.140% due 10/27/00(d)                                     2,000        1,996
Falcon Drilling, Inc.
   9.750% due 01/15/01                                        2,000        2,125
Merita
   6.163% due 12/01/05(d)                                     1,000        1,000
RJR Nabisco
   8.000% due 07/15/01                                          500          514
TCI Communications, Inc.
   6.359% due 04/03/02(d)                                    11,600       11,620
   6.419% due 03/11/03(d)                                     4,000        4,003
                                                                     -----------
                                                                          39,599
                                                                     ===========
Utilities 2.4%
Beaver Valley Funding Corp.
   8.250% due 06/01/03                                        2,981        3,051
Cleveland Electric Illuminating Co.
   8.170% due 11/30/98                                        1,000        1,019
El Paso Electric Co.
   7.250% due 02/01/99                                        1,000        1,005
Gulf States Utilities
   9.720% due 07/01/98                                        3,059        3,133
North Atlantic Energy
   9.050% due 06/01/02                                        1,308        1,320
Texas Utilities Co.
   6.258% due 05/01/99(d)                                     2,500        2,501
                                                                     -----------
                                                                          12,029
                                                                     -----------
Total Corporate Bonds and Notes                                          156,535
(Cost $155,789)                                                      ===========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.2%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
   3.625% due 07/15/02(g)                                    21,345       21,292
                                                                     -----------
Total U.S. Treasury Obligations                                           21,292
(Cost $21,241)                                                       ===========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 15.6%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 6.5%
Bank Mart
   7.590% due 03/01/19(d)                                    10,264       10,511
Citicorp Mortgage Securities, Inc.
   8.500% due 06/25/06                                          963          972
   7.634% due 09/25/18(d)                                        90           90
Countrywide
   6.500% due 02/25/24                                          774          773
Donaldson, Lufkin & Jenrette
   7.200% due 10/17/20(d)                                       383          390
Federal National Mortgage Assn.
   7.816% due 04/25/20(d)                                       486          491
Greenwich
   7.285% due 10/25/22(d)                                        47           47
Manufacturers Hanover Corp.
   7.464% due 12/16/25(d)                                     2,344        2,347
PaineWebber Mortgage
   6.557% due 02/25/01(d)                                     2,002        1,994
Prudential Home
   7.050% due 05/25/24(d)                                     1,986        1,995
Red Mountain Funding Corp.
   6.450% due 11/28/27                                        1,630        1,614
Residential Funding
   6.135% due 03/25/18(d)                                     4,175        4,099
Resolution Trust Corp.
   7.588% due 01/25/20(d)                                       890          905
   7.097% due 05/25/21(d)                                        73           73
   6.389% due 09/25/21(d)                                     1,441        1,430
   8.000% due 07/25/24                                        3,343        3,379
   6.525% due 05/25/29(d)                                       792          793
Sears Mortgage Securities
   8.661% due 05/25/32(d)                                        39           39
Structured Asset Securities Corp.
   7.750% due 02/25/28                                        1,437        1,468
                                                                     -----------
                                                                          33,410
                                                                     ===========
Federal Home Loan Mortgage Corporation 1.1%
   6.615% due 07/01/19(d)                                     2,323        2,339
   7.891% due 06/01/22(d)                                     1,010        1,059
   7.870% due 12/01/22(d)                                     1,358        1,428
   8.500% due 04/01/25-06/01/25(f)                              634          664
                                                                     -----------
                                                                           5,490
                                                                     ===========
Federal National Mortgage Association 3.9%
   6.103% due 04/01/18(d)                                       135          135
   6.110% due 05/01/17-05/01/36(d)(f)                         8,912        8,858
   6.113% due 07/01/18(d)                                       727          728
   6.114% due 11/01/18-02/01/31(d)(f)                         8,003        7,972
   6.115% due 08/01/29-11/01/35(d)(f)                         1,245        1,240
   7.288% due 05/01/22(d)                                       802          821
   9.000% due 01/01/99                                           36           36
                                                                     -----------
                                                                          19,790
                                                                     ===========
Government National Mortgage Association 2.6%
   5.500% due 04/20/26-05/20/26(d)(f)                           962          959
   6.000% due 02/20/26-05/20/26(d)(f)                         9,439        9,570
   7.125% due 09/20/22(d)                                     2,871        2,960
                                                                     -----------
                                                                          13,489
                                                                     ===========

                                                      See accompanying notes  57

StocksPLUS Fund
September 30, 1997 (Unaudited)


                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
Other Mortgage-Backed Securities 1.0%
California Federal Savings & Loan
   6.645% due 01/01/19(d)                            $           70  $        69
Fund America
   7.667% due 06/25/23(d)                                       230          235
Great Western Savings & Loan
   6.357% due 01/25/18(d)                                       100           99
Guardian
   7.401% due 01/25/21(d)                                     1,221          839
J.P. Morgan & Co.
   6.756% due 01/25/18(d)                                       861          853
Resolution Trust Corp.
   6.933% due 12/25/23(d)                                        47           47
Structured Asset Securities Corp.
   6.810% due 09/25/36(d)                                     1,605        1,606
Western Federal Savings & Loan
   6.414% due 10/25/18(d)                                       520          516
   6.837% due 03/25/19(d)                                        71           71
   6.614% due 06/25/19(d)                                       656          654
                                                                     -----------
                                                                           4,989
                                                                     ===========
Stripped Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corp.(IO)
   7.000% due 08/15/13                                          138            3
  92.576% due 07/15/16                                           95        1,068
Federal National Mortgage Assn.(IO)
   6.000% due 11/25/00                                        1,014           82
   7.000% due 07/25/06                                          642           89
   6.500% due 02/25/21(d)                                     8,037          916
   7.000% due 07/25/21                                        1,418          248
Prudential Home(IO)
   4.299% due 02/25/22                                           17           36
                                                                     -----------
                                                                           2,442
                                                                     -----------
Total Mortgage-Backed Securities                                          79,610
(Cost $78,758)                                                       ===========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 10.7%
--------------------------------------------------------------------------------

Community Trust Bancorp, Inc.
   6.500% due 09/15/03                                        5,978        6,006
Green Tree Financial Group
   6.420% due 04/15/28                                        5,000        5,040
   6.220% due 02/15/29                                       20,000       20,086
LIBOR-Index Certificates
   6.413% due 08/31/98(d)                                     3,000        3,000
   9.262% due 10/01/03(d)                                     2,500        2,500
Standard Credit Card Master Trust
   8.875% due 09/07/99                                       17,300       17,743
                                                                     -----------
Total Asset-Backed Securities                                             54,375
(Cost $54,196)                                                       ===========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 5.0%
--------------------------------------------------------------------------------

Republic of Argentina
   6.750% due 03/31/05(d)                                    17,376       16,551
Republic of Poland
   6.938% due 10/27/24(d)                                     9,400        9,212
                                                                     -----------
Total Sovereign Issues                                                    25,763
(Cost $24,685)                                                       ===========

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 2.0%
--------------------------------------------------------------------------------

Commonwealth of Canada
   4.250% due 12/01/26 (g)                                C$  5,154        3,872
Commonwealth of New Zealand
   4.500% due 02/15/16 (g)                                N$  9,750        6,049
Kingdom of Sweden
  10.250% due 05/05/00                                    SK  1,000          148
                                                                     -----------
Total Foreign Currency-Denominated Issues                                 10,069
(Cost $10,449)                                                       ===========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 37.8%
--------------------------------------------------------------------------------

Certificates of Deposit 2.2%
Banco Latino
   6.400% due 03/31/98                                     $  3,100  $     3,099
   6.550% due 04/14/98                                        6,200        6,206
   6.430% due 05/28/98                                        1,900        1,900
                                                                     -----------
                                                                          11,205
                                                                     ===========
Discount Notes 30.7%
Abbott Laboratories
   5.490% due 10/22/97                                        2,100        2,093
American Express Credit
   5.500% due 11/12/97                                       16,600       16,494
Ameritech Corp.
   5.480% due 10/06/97                                        1,000          999
AT&T Capital Corp.
   5.856% due 05/05/98                                       10,900       10,541
Caisse d'Amortissement
   5.500% due 11/12/97                                        6,700        6,657
Canadian Wheat Board
   5.490% due 10/08/97                                          600          599
   5.490% due 11/14/97                                        1,300        1,291
E.I. Du Pont de Nemours
   5.490% due 10/17/97                                        5,100        5,088
Federal Home Loan Mortgage Corp.
   5.500% due 10/10/97                                        4,700        4,694
General Electric Capital Corp.
   5.540% due 10/09/97                                        9,900        9,888
General Motors Acceptance Corp.
   5.520% due 10/08/97                                       16,000       15,983
IBM Credit Corp.
   5.500% due 11/05/97                                       10,300       10,245
   5.500% due 11/19/97                                        6,500        6,451
KFW International Finance, Inc.
   5.480% due 10/20/97                                        2,200        2,194
   5.490% due 11/13/97                                       10,000        9,934
   5.490% due 11/18/97                                        6,600        6,552
National Rural Utilities Cooperative
   5.500% due 10/10/97                                        2,000        1,997
   5.500% due 10/27/97                                        3,300        3,287
   5.510% due 10/28/97                                        1,000          996
   5.500% due 11/06/97                                        8,500        8,453
New Center Asset Trust
   5.500% due 10/06/97                                        5,000        4,996
   5.510% due 11/19/97                                        9,600        9,528
TCI Communications, Inc.
   6.062% due 05/08/98                                        2,300        2,223
Western Australia Treasury Corp.
   5.480% due 11/03/97                                       15,300       15,223
                                                                     -----------
                                                                         156,406
                                                                     ===========
Repurchase Agreements 0.5%
State Street Bank
   5.000% due 10/01/97                                        2,619        2,619
                                                                     -----------
    (Dated 09/30/97. Collateralized by U.S. Treasury
    Note 6.250% 08/31/02 valued at $2,676,300.
    Repurchase proceeds are $2,619,364.)

U.S. Treasury Bills (b)(f) 4.4%
   5.357% due 10/01/97-12/11/97                              22,790       22,700
                                                                     -----------

Total Short-Term Instruments                                             192,930
(Cost $192,890)                                                      ===========

Total Investments (a) 106.0%                                         $   540,574
(Cost $538,009)

Other Assets and Liabilities (Net) (6.0%)                                (30,428)
                                                                     -----------

Net Assets 100.0%                                                    $   510,146
                                                                     ===========

58  See accompanying notes

-------------------------------------------------------------------------------
Notes to Schedule of Investments ($ in thousands):

(a) At September 30, 1997, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $     3,360

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (795)
                                                                  ------------

Unrealized appreciation-net                                       $      2,565
                                                                  ============

(b) Securities with an aggregate market value of $22,700 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 1997:

                                                                     Unrealized
Type                                              Contracts        Appreciation
-------------------------------------------------------------------------------
S&P 500 Index (12/97)                                   802             $ 8,159

(c) Foreign forward currency contracts outstanding at September 30, 1997:

                  Principal
                     Amount                                     Unrealized
                    Covered                Expiration        Appreciation/
Type            by Contract                     Month       (Depreciation)
--------------------------------------------------------------------------
Sell        C$        2,128                     11/97           $      (3)
Sell                  2,814                     12/97                   0
Sell        N$        7,905                     11/97                   6
Sell                  1,668                     12/97                  (9)
Sell        SK            6                     10/97                   0
Sell                  1,843                     11/97                 (14)
                                                                ----------
                                                                $     (20)
                                                                ==========

(d) Variable Rate Security.  The rate listed is as of September 30, 1997.

(e) Principal amount denoted in indicated currency:

       C$- Canadian Dollar
       N$- New Zealand Dollar
       SK- Swedish Krona

(f) Securities are grouped by coupon and represent a range of maturities.

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at September 30, 1997:

                                                  Notional    Unrealized
Type                                                Amount  Appreciation
------------------------------------------------------------------------
Receive total return on S&P 500 Index and
pay floating rate based on 1 month LIBOR.

Broker: Morgan Stanley
Exp. 06/30/98                                  $    48,378   $         0

Broker: Deutsche Bank AG London
Exp. 03/31/98                                       51,554             0

Broker: Lehman Brothers
Exp. 12/31/97                                       34,318             0
                                                             -----------
                                                             $         0
                                                             -----------


                                                     See accompanying notes  59

Financial Highlights
A, B and C Classes

Selected Per Share Data
for the Period Ended:



                             Net Asset                    Net Realized                       Dividends     Dividends in
                             Value         Net            and Unrealized    Total Income     From Net      Excess of Net
                             Beginning     Investment     Gain (Loss) on    From Investment  Investment    Investment
                             of Period     Income         Investments       Operations       Income        Income
                             ---------     ----------     --------------    ---------------  ----------    -------------
Long-Term U.S.
Government Fund

Class A
09/30/97 (a)                 $    9.39     $ 0.29 (b)      $     0.75 (b)   $       1.04     $   (0.29)    $    0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/20/97-03/31/97                 9.67       0.32               (0.47)             (0.15)        (0.13)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class B
09/30/97 (a)                      9.39       0.25 (b)            0.75 (b)           1.00         (0.25)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/20/97-03/31/97                 9.67       0.29               (0.47)             (0.18)        (0.10)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class C
09/30/97 (a)                      9.39       0.25 (b)            0.75 (b)           1.00         (0.25)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/20/97-03/31/97                 9.67       0.29               (0.47)             (0.18)        (0.10)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------

Foreign Bond Fund

Class A
09/30/97 (a)                 $   10.41     $ 0.22 (b)      $     0.47 (b)   $       0.69     $   (0.21)    $    0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/20/97-03/31/97                10.59       0.59               (0.72)             (0.13)        (0.05)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class B
09/30/97 (a)                     10.41       0.18 (b)            0.47 (b)           0.65         (0.17)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/20/97-03/31/97                10.59       0.58               (0.72)             (0.14)        (0.04)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class C
09/30/97 (a)                     10.41       0.18 (b)            0.46 (b)           0.64         (0.16)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/20/97-03/31/97                10.59       0.58               (0.72)             (0.14)        (0.04)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------

Global Bond Fund II

Class A
09/30/97 (a)                 $   10.84     $ 0.26 (b)      $     0.54 (b)   $       0.80     $   (0.25)    $    0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
10/01/96-03/31/97                10.96       0.66               (0.16)              0.50         (0.22)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
09/30/96                         10.00       0.32 (c)            0.95               1.27         (0.31)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class B
09/30/97 (a)                     10.84       0.21 (b)            0.55 (b)           0.76         (0.21)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
10/01/96-03/31/97                10.96       0.62               (0.16)              0.46         (0.18)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
09/30/96                         10.00       0.30 (c)            0.92               1.22         (0.26)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class C
09/30/97 (a)                     10.84       0.20 (b)            0.56 (b)           0.76         (0.21)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
10/01/96-03/31/97                10.96       0.62               (0.16)              0.46         (0.18)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
09/30/96                         10.00       0.30 (c)            0.92               1.22         (0.26)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------

Emerging Markets Bond Fund

Class A
07/31/97-09/30/97 (a)        $   10.00     $ 0.11 (b)      $     0.04 (b)   $       0.15     $   (0.11)    $    0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class B
07/31/97-09/30/97 (a)            10.00       0.09 (b)            0.04 (b)           0.13         (0.09)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class C
07/31/97-09/30/97 (a)            10.00       0.09 (b)            0.04 (b)           0.13         (0.09)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------

High Yield Fund

Class A
09/30/97 (a)                 $   11.10     $ 0.48 (b)      $     0.52 (b)   $       1.00     $   (0.48)    $    0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/13/97-03/31/97                11.18       0.17               (0.05)              0.12         (0.20)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class B
09/30/97 (a)                     11.10       0.44 (b)            0.52 (b)           0.96         (0.44)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/13/97-03/31/97                11.18       0.15               (0.05)              0.10         (0.18)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class C
09/30/97 (a)                     11.10       0.44 (b)            0.52 (b)           0.96         (0.44)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/13/97-03/31/97                11.18       0.15               (0.05)              0.10         (0.18)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------

Total Return Fund

Class A
09/30/97 (a)                 $   10.27     $ 0.30 (b)      $     0.46 (b)   $       0.76         (0.30)    $    0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/13/97-03/31/97                10.40       0.12               (0.12)              0.00         (0.13)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class B
09/30/97 (a)                     10.27       0.26 (b)            0.46 (b)           0.72         (0.26)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/13/97-03/31/97                10.40       0.11               (0.12)             (0.01)        (0.12)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
Class C
09/30/97 (a)                     10.27       0.26 (b)            0.46 (b)           0.72         (0.26)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------
01/13/97-03/31/97                10.40       0.11               (0.12)             (0.01)        (0.12)         0.00
--------------------------   ---------     ----------      --------------   ---------------  ----------    -------------

 +  Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.
(c) Reflects voluntary waiver of investment advisory fee of $12,041 (.01 per share) by the Advisor.

60     See accompanying notes


                                      Distributions   Distributions
                                      From Net        in Excess of    Tax Basis                  Net Asset
                                      Realized        Net Realized    Return of   Total          Value End of
                                      Capital Gains   Capital Gains   Capital     Distributions  Period         Total Return
                                      -------------   -------------   ---------   -------------  ------------   ------------
Long-Term U.S. Government Fund

Class A
09/30/97 (a)                          $   0.00        $   0.00        $   0.00    $  (0.29)      $   10.14          11.19%
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/20/97-03/31/97                         0.00            0.00            0.00       (0.13)           9.39          (1.72)
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class B
09/30/97 (a)                              0.00            0.00            0.00       (0.25)          10.14          10.76
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/20/97-03/31/97                         0.00            0.00            0.00       (0.10)           9.39          (1.92)
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class C
09/30/97 (a)                              0.00            0.00            0.00       (0.25)          10.14          10.77
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/20/97-03/31/97                         0.00            0.00            0.00       (0.10)           9.39          (1.83)
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------

Foreign Bond Fund

Class A
09/30/97 (a)                          $   0.00        $   0.00        $   0.00    $  (0.21)      $   10.89           6.65%
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/20/97-03/31/97                         0.00            0.00            0.00       (0.05)          10.41          (1.21)
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class B
09/30/97 (a)                              0.00            0.00            0.00       (0.17)          10.89           6.23
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/20/97-03/31/97                         0.00            0.00            0.00       (0.04)          10.41          (1.34)
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class C
09/30/97 (a)                              0.00            0.00            0.00       (0.16)          10.89           6.23
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/20/97-03/31/97                         0.00            0.00            0.00       (0.04)          10.41          (1.32)
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------

Global Bond Fund II

Class A
09/30/97 (a)                          $   0.00        $   0.00        $   0.00    $  (0.25)      $   11.39           7.44%
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
10/01/96-03/31/97                        (0.40)           0.00            0.00       (0.62)          10.84           4.55
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
09/30/96                                  0.00            0.00            0.00       (0.31)          10.96          15.01
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class B
09/30/97 (a)                              0.00            0.00            0.00       (0.21)          11.39           7.04
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
10/01/96-03/31/97                        (0.40)           0.00            0.00       (0.58)          10.84           4.17
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
09/30/96                                  0.00            0.00            0.00       (0.26)          10.96          14.54
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class C
09/30/97 (a)                              0.00            0.00            0.00       (0.21)          11.39           7.05
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
10/01/96-03/31/97                        (0.40)           0.00            0.00       (0.58)          10.84           4.17
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
09/30/96                                  0.00            0.00            0.00       (0.26)          10.96          14.54
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------

Emerging Markets Bond Fund

Class A
07/31/97-09/30/97 (a)                 $   0.00        $   0.00        $   0.00    $  (0.11)      $   10.04           1.50%
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class B
07/31/97-09/30/97 (a)                     0.00            0.00            0.00       (0.09)          10.04           1.34
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class C
07/31/97-09/30/97 (a)                     0.00            0.00            0.00       (0.09)          10.04           1.35
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------

High Yield Fund

Class A
09/30/97 (a)                          $   0.00        $   0.00        $   0.00    $  (0.48)      $   11.62           9.18%
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/13/97-03/31/97                         0.00            0.00            0.00       (0.20)          11.10           1.06
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class B
09/30/97 (a)                              0.00            0.00            0.00       (0.44)          11.62           8.77
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/13/97-03/31/97                         0.00            0.00            0.00       (0.18)          11.10           0.86
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class C
09/30/97 (a)                              0.00            0.00            0.00       (0.44)          11.62           8.78
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/13/97-03/31/97                         0.00            0.00            0.00       (0.18)          11.10           0.88
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------

Total Return Fund

Class A
09/30/97 (a)                          $   0.00        $   0.00        $   0.00    $  (0.30)      $   10.73           7.52%
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/13/97-03/31/97                         0.00            0.00            0.00       (0.13)          10.27           0.02
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class B
09/30/97 (a)                              0.00            0.00            0.00       (0.26)          10.73           7.11
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/13/97-03/31/97                         0.00            0.00            0.00       (0.12)          10.27          (0.10)
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
Class C
09/30/97 (a)                              0.00            0.00            0.00       (0.26)          10.73           7.12
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------
01/13/97-03/31/97                         0.00            0.00            0.00       (0.12)          10.27          (0.11)
-----------------------------------   -------------   -------------   ---------   -------------  ------------   ------------


                                                                            Ratio of Net
                                                              Ratio of      Investment
                                                              Expenses to   Income to
                                           Net Assets End     Average Net   Average Net       Portfolio
                                           of Period (000s)   Assets        Assets            Turnover Rate
                                           ---------------    -----------   ------------      -------------
Long-Term U.S. Government Fund

Class A
09/30/97 (a)                               $    2,720            0.90%+         5.78%+           150%
---------------------------------------    --------------     -----------   ------------      -------------
01/20/97-03/31/97                               1,204            1.12+          6.91+            402
---------------------------------------    --------------     -----------   ------------      -------------
Class B
09/30/97 (a)                                    1,994            1.65+          4.93+            150
---------------------------------------    --------------     -----------   ------------      -------------
01/20/97-03/31/97                                 454            1.87+          4.95+            402
---------------------------------------    --------------     -----------   ------------      -------------
Class C
09/30/97 (a)                                    1,499            1.65+          4.93+            150
---------------------------------------    --------------     -----------   ------------      -------------
01/20/97-03/31/97                                 275            1.88+          5.52+            402
---------------------------------------    --------------     -----------   ------------      -------------

Foreign Bond Fund

Class A
09/30/97 (a)                               $    3,309           0.95%+         4.12%+            64%
---------------------------------------    ---------------    -----------   ------------      -------------
01/20/97-03/31/97                                 704            0.97+          4.95+            984
---------------------------------------    ---------------    -----------   ------------      -------------
Class B
09/30/97 (a)                                    6,205            1.70+          3.39+             64
---------------------------------------    ---------------    -----------   ------------      -------------
01/20/97-03/31/97                               1,221            1.75+          3.73+            984
---------------------------------------    ---------------    -----------   ------------      -------------
Class C
09/30/97 (a)                                    9,572            1.70+          3.33+             64
---------------------------------------    ---------------    -----------   ------------      -------------
01/20/97-03/31/97                               1,788            1.76+          4.09+            984
---------------------------------------    ---------------    -----------   ------------      -------------

Global Bond Fund II

Class A
09/30/97 (a)                               $    8,761            0.95%+         4.51%+           133%
---------------------------------------    ---------------    -----------   ------------      -------------
10/01/96-03/31/97                               7,652            2.05+          5.60+            307
---------------------------------------    ---------------    -----------   ------------      -------------
09/30/96                                        7,360            1.27 (d)       4.88 (e)       1,246
---------------------------------------    ---------------    -----------   ------------      -------------
Class B
09/30/97 (a)                                    4,474            1.70+          3.70+            133
---------------------------------------    ---------------    -----------   ------------      -------------
10/01/96-03/31/97                               3,925            2.57+          4.22+            307
---------------------------------------    ---------------    -----------   ------------      -------------
09/30/96                                        3,240            2.49 (d)       4.09 (e)       1,246
---------------------------------------    ---------------    -----------   ------------      -------------
Class C
09/30/97 (a)                                    5,550            1.70+          3.67+            133
---------------------------------------    ---------------    -----------   ------------      -------------
10/01/96-03/31/97                               5,323            2.43+          4.14+            307
---------------------------------------    ---------------    -----------   ------------      -------------
09/30/96                                        3,459            2.49 (d)       4.09 (e)       1,246
---------------------------------------    ---------------    -----------   ------------      -------------

Emerging Markets Bond Fund

Class A
07/31/97-09/30/97 (a)                      $      144            1.25%+         5.81%+           312%
---------------------------------------    ---------------    -----------   ------------      -------------
Class B
07/31/97-09/30/97 (a)                              58            2.00+          4.70+            312
---------------------------------------    ---------------    -----------   ------------      -------------
Class C
07/31/97-09/30/97 (a)                              80            2.00+          4.11+            312
---------------------------------------    ---------------    -----------   ------------      -------------

High Yield Fund

Class A
09/30/97 (a)                               $   49,258            0.90%+         8.43%+            17%
---------------------------------------    ---------------    -----------   ------------      -------------
01/13/97-03/31/97                              28,873            0.92+          8.28+             67
---------------------------------------    ---------------    -----------   ------------      -------------
Class B
09/30/97 (a)                                  100,636            1.65+          7.68+             17
---------------------------------------    ---------------    -----------   ------------      -------------
01/13/97-03/31/97                              60,269            1.67+          7.52+             67
---------------------------------------    ---------------    -----------   ------------      -------------
Class C
09/30/97 (a)                                  242,856            1.65+          7.71+             17
---------------------------------------    ---------------    -----------   ------------      -------------
01/13/97-03/31/97                             205,297            1.68+          7.56+             67
---------------------------------------    ---------------    -----------   ------------      -------------

Total Return Fund

Class A
09/30/97 (a)                               $  241,075            0.90%+         5.68%+            85%
---------------------------------------    ---------------    -----------   ------------      -------------
01/13/97-03/31/97                             115,742            0.91+          6.08+            173
---------------------------------------    ---------------    -----------   ------------      -------------
Class B
09/30/97 (a)                                  107,136            1.65+          4.95+             85
---------------------------------------    ---------------    -----------   ------------      -------------
01/13/97-03/31/97                              74,130            1.67+          5.28+            173
---------------------------------------    ---------------    -----------   ------------      -------------
Class C
09/30/97 (a)                                  342,949            1.65+          5.00+             85
---------------------------------------    ---------------    -----------   ------------      -------------
01/13/97-03/31/97                             329,104            1.67+          5.32+            173
---------------------------------------    ---------------    -----------   ------------      -------------

(d)The Ratio of Expenses to Average Net Assets without the waiver would have been 1.57%.
(e)The Ratio of Net Investment Income to Average Net Assets without the waiver would have been 4.58%.


                                                See accompanying notes        61

Financial Highlights
A, B and C Classes (Cont.)

Selected Per Share Data      Net Asset                    Net Realized                       Dividends     Dividends in
for the Period Ended:        Value         Net            and Unrealized    Total Income     From Net      Excess of Net
                             Beginning     Investment     Gain (Loss) on    From Investment  Investment    Investment
                             of Period     Income (Loss)  Investments       Operations       Income        Income
                             ------------  -------------  ----------------  ---------------  ------------  -------------
Real Return Bond Fund
Class A
09/30/97 (a)                 $    9.93     $ 0.21 (b)     $      0.02(b)    $       0.23     $   (0.21)    $    0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/29/97-03/31/97                10.00       0.11 (b)           (0.10)(b)           0.01         (0.08)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class B
09/30/97 (a)                      9.93       0.18 (b)            0.02 (b)           0.20         (0.18)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/29/97-03/31/97                10.00       0.09               (0.10)             (0.01)        (0.06)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class C
09/30/97 (a)                      9.93       0.19 (b)(c)         0.02 (b)           0.21         (0.19)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/29/97-03/31/97                10.00       0.09               (0.10)             (0.01)        (0.06)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------

Low Duration Fund
Class A
09/30/97 (a)                 $    9.98     $ 0.29 (b)     $      0.22 (b)   $       0.51     $   (0.29)    $    0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/13/97-03/31/97                10.02       0.12               (0.03)              0.09         (0.12)        (0.01)
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class B
09/30/97 (a)                      9.98       0.25 (b)            0.22 (b)           0.47         (0.25)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/13/97-03/31/97                10.02       0.10               (0.03)              0.07         (0.11)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class C
09/30/97 (a)                      9.98       0.27 (b)            0.21 (b)           0.48         (0.26)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/13/97-03/31/97                10.02       0.11               (0.03)              0.08         (0.11)        (0.01)
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------

Short-Term Fund
Class A
09/30/97 (a)                 $   10.00     $ 0.29 (b)     $      0.08 (b)   $       0.37     $   (0.29)    $    0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/20/97-03/31/97                10.04       0.10               (0.03)              0.07         (0.10)        (0.01)
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class B
09/30/97 (a)                     10.00       0.26 (b)            0.08 (b)           0.34         (0.26)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/20/97-03/31/97                10.04       0.09               (0.03)              0.06         (0.10)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class C
09/30/97 (a)                     10.00       0.27 (b)(d)         0.08 (b)           0.35         (0.27)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/20/97-03/31/97                10.04       0.09               (0.03)              0.06         (0.10)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------

Money Market Fund
Class A
09/30/97 (a)                 $    1.00     $ 0.03 (b)(e)  $      0.00 (b)   $       0.03     $   (0.03)    $    0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/13/97-03/31/97                 1.00       0.01                0.00               0.01         (0.01)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class B
09/30/97 (a)                      1.00       0.02 (b)            0.00 (b)           0.02         (0.02)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/13/97-03/31/97                 1.00       0.01                0.00               0.01         (0.01)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class C
09/30/97 (a)                      1.00       0.03 (b)(f)         0.00 (b)           0.03         (0.03)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/13/97-03/31/97                 1.00       0.01                0.00               0.01         (0.01)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------

StocksPLUS Fund
Class A
09/30/97 (a)                 $   11.46     $ 1.12 (b)     $      1.89 (b)   $       3.01     $   (0.30)    $    0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/20/97-03/31/97                11.91      (0.10)              (0.20)             (0.30)        (0.15)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class B
09/30/97 (a)                     11.44       1.08 (b)            1.89 (b)           2.97         (0.27)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/20/97-03/31/97                11.91      (0.13)              (0.20)             (0.33)        (0.14)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
Class C
09/30/97 (a)                     11.45       1.09 (b)(g)         1.89 (b)           2.98         (0.28)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------
01/20/97-03/31/97                11.91      (0.12)              (0.20)             (0.32)        (0.14)         0.00
--------------------------   ------------  -------------  ----------------  ---------------  ------------  -------------

 +  Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.
(c) Reflects voluntary waiver of distribution fee of $586 (.01 per share) by the Distributor.
(d) Reflects voluntary waiver of distribution fee of $5,771 (.02 per share) by the Distributor.
(e) Reflects voluntary waiver of distribution fee of $14,946 (.00 per share) by the Distributor.
(f) Reflects voluntary waiver of distribution fee of $30,556 (.00 per share) by the Distributor.
(g) Reflects voluntary waiver of distribution fee of $40,185 (.02 per share) by the Distributor.


62  See accompanying notes


                             Distributions
                             From Net        Distribution   Tax Basis                     Net Asset
                             Realized        from           Return of    Total            Value End of
                             Capital Gains   Equalization   Capital      Distributions     Period       Total Return
                             ------------    -------------  -----------  ---------------  ------------  -------------
Real Return Bond Fund
Class A
09/30/97 (a)                 $   0.00        $   0.00       $   0.00     $  (0.21)        $    9.95          2.33%
--------------------------   ------------    -------------  -----------  ---------------  ------------   -------------
01/29/97-03/31/97                0.00            0.00           0.00        (0.08)             9.93          0.15
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class B
09/30/97 (a)                     0.00            0.00           0.00        (0.18)             9.95          2.07
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/29/97-03/31/97                0.00            0.00           0.00        (0.06)             9.93         (0.08)
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class C
09/30/97 (a)                     0.00            0.00           0.00        (0.19)             9.95          2.17
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/29/97-03/31/97                0.00            0.00           0.00        (0.06)             9.93         (0.07)
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------

Low Duration Fund
Class A
09/30/97 (a)                 $   0.00        $   0.00       $   0.00     $  (0.29)        $   10.20          5.17%
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/13/97-03/31/97                0.00            0.00           0.00        (0.13)             9.98          0.85
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class B
09/30/97 (a)                     0.00            0.00           0.00        (0.25)            10.20          4.77
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/13/97-03/31/97                0.00            0.00           0.00        (0.11)             9.98          0.68
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class C
09/30/97 (a)                     0.00            0.00           0.00        (0.26)            10.20          4.91
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/13/97-03/31/97                0.00            0.00           0.00        (0.12)             9.98          0.75
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------

Short-Term Fund
Class A
09/30/97 (a)                 $   0.00        $   0.00       $   0.00     $  (0.29)        $   10.08          3.71%
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/20/97-03/31/97                0.00            0.00           0.00        (0.11)            10.00          0.66
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class B
09/30/97 (a)                     0.00            0.00           0.00        (0.26)            10.08          3.44
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/20/97-03/31/97                0.00            0.00           0.00        (0.10)            10.00          0.58
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class C
09/30/97 (a)                     0.00            0.00           0.00        (0.27)            10.08          3.56
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/20/97-03/31/97                0.00            0.00           0.00        (0.10)            10.00          0.63
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------

Money Market Fund
Class A
09/30/97 (a)                 $   0.00        $   0.00       $   0.00     $  (0.03)        $    1.00          2.52%
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/13/97-03/31/97                0.00            0.00           0.00        (0.01)             1.00          1.01
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class B
09/30/97 (a)                     0.00            0.00           0.00        (0.02)             1.00          2.09
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/13/97-03/31/97                0.00            0.00           0.00        (0.01)             1.00          0.83
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class C
09/30/97 (a)                     0.00            0.00           0.00        (0.03)             1.00          2.52
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/13/97-03/31/97                0.00            0.00           0.00        (0.01)              1.00         1.02
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------

StocksPLUS Fund
Class A
09/30/97 (a)                 $   0.00        $   0.00       $   0.00     $  (0.30)         $   14.17         26.38%
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/20/97-03/31/97                0.00            0.00           0.00        (0.15)             11.46         (2.59)
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class B
09/30/97 (a)                     0.00            0.00           0.00        (0.27)             14.14         26.01
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/20/97-03/31/97                0.00            0.00           0.00        (0.14)             11.44         (2.81)
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
Class C
09/30/97 (a)                     0.00            0.00           0.00        (0.28)             14.15         26.08
--------------------------   ------------    -------------  -----------  ---------------  ------------  -------------
01/20/97-03/31/97                0.00            0.00           0.00        (0.14)             11.45         (2.71)


                                                               Ratio of Net
                                                Ratio of       Investment
                                                Expenses to    Income to
                              Net Assets End    Average Net    Average Net    Portfolio
                              of Period (000s)  Assets         Assets         Turnover Rate
                              ----------------  -------------  -------------  ---------------
--------------------------    ----------------  -------------  -------------  ---------------
Real Return Bond Fund
Class A
09/30/97 (a)                  $          652        0.91%+        4.20%+               341%
--------------------------    ----------------  -------------  -------------  ---------------
01/29/97-03/31/97                          1        0.90+         6.14+                160
--------------------------    ----------------  -------------  -------------  ---------------
Class B
09/30/97 (a)                             926        1.66+         3.59+                341
--------------------------    ----------------  -------------  -------------  ---------------
01/29/97-03/31/97                        509        1.59+         3.43+                160
--------------------------    ----------------  -------------  -------------  ---------------
Class C
09/30/97 (a)                             508        1.41+(h)      3.85+(l)             341
--------------------------    ----------------  -------------  -------------  ---------------
01/29/97-03/31/97                        148        1.62+         5.13+                160
--------------------------    ----------------  -------------  -------------  ---------------

Low Duration Fund
Class A
09/30/97 (a)                         $72,176        0.90%+        5.66%+               132%
--------------------------    ----------------  -------------  -------------  ---------------
01/13/97-03/31/97                     59,348        0.91+         5.84+                240
--------------------------    ----------------  -------------  -------------  ---------------
Class B
09/30/97 (a)                           8,487        1.65+         4.95+                132
--------------------------    ----------------  -------------  -------------  ---------------
01/13/97-03/31/97                      6,296        1.67+         5.03+                240
--------------------------    ----------------  -------------  -------------  ---------------
Class C
09/30/97 (a)                          59,625        1.40+         5.32+                132
--------------------------    ----------------  -------------  -------------  ---------------
01/13/97-03/31/97                     63,606        1.42+         5.36+                240
--------------------------    ----------------  -------------  -------------  ---------------

Short-Term Fund
Class A
09/30/97 (a)                         $ 7,554        0.85%+        5.57%+                24%
--------------------------    ----------------  -------------  -------------  ---------------
01/20/97-03/31/97                      2,533        0.86+         5.07+                 77
--------------------------    ----------------  -------------  -------------  ---------------
Class B
09/30/97 (a)                             609        1.60+         4.95+                 24
--------------------------    ----------------  -------------  -------------  ---------------
01/20/97-03/31/97                        114        1.62+         4.83+                 77
--------------------------    ----------------  -------------  -------------  ---------------
Class C
09/30/97 (a)                           3,721        1.15+(i)      5.31+(m)              24
--------------------------    ----------------  -------------  -------------  ---------------
01/20/97-03/31/97                      1,359        1.14+         4.78+                 77
--------------------------    ----------------  -------------  -------------  ---------------

Money Market Fund
Class A
09/30/97 (a)                         $44,690        0.60%+(j)     5.05%+(n)            N/A
--------------------------    ----------------  -------------  -------------  ---------------
01/13/97-03/31/97                     43,589        0.57+         4.44+                N/A
--------------------------    ----------------  -------------  -------------  ---------------
Class B
09/30/97 (a)                           2,584        1.50+         4.12+                N/A
--------------------------    ----------------  -------------  -------------  ---------------
01/13/97-03/31/97                      3,143        1.41+         3.62+                N/A
--------------------------    ----------------  -------------  -------------  ---------------
Class C
09/30/97 (a)                          59,700        0.60+(j)      5.04+(o)             N/A
--------------------------    ----------------  -------------  -------------  ---------------
01/13/97-03/31/97                     85,398        0.58+         4.47+                N/A
--------------------------    ----------------  -------------  -------------  ---------------

StocksPLUS Fund
Class A
09/30/97 (a)                         $34,474        1.05%+        5.21%+                14%
--------------------------    ----------------  -------------  -------------  ---------------
01/20/97-03/31/97                      5,790        1.10+       (10.69)+                47
--------------------------    ----------------  -------------  -------------  ---------------
Class B
09/30/97 (a)                          44,617        1.80+        13.95+                 14
--------------------------    ----------------  -------------  -------------  ---------------
01/20/97-03/31/97                      8,281        1.88+       (15.13)+                47
--------------------------    ----------------  -------------  -------------  ---------------
Class C
09/30/97 (a)                          51,686        1.55+(k)     14.27+(p)              14
--------------------------    ----------------  -------------  -------------  ---------------
01/20/97-03/31/97                     11,254        1.65+       (12.79)+                47
--------------------------    ----------------  -------------  -------------  ---------------

(h) The Ratio of Expenses to Average Net Assets without the waiver would have been 1.66%.
(i) The Ratio of Expenses to Average Net Assets without the waiver would have been 1.60%.
(j) The Ratio of Expenses to Average Net Assets without the waiver would have been 0.70%.
(k) The Ratio of Expenses to Average Net Assets without the waiver would have been 1.80%.
(l) The Ratio of Net Investment Income to Average Net Assets without the waiver would have been 3.60%.
(m) The Ratio of Net Investment Income to Average Net Assets without the waiver would have been 4.86%.
(n) The Ratio of Net Investment Income to Average Net Assets without the waiver would have been 4.95%.
(o) The Ratio of Net Investment Income to Average Net Assets without the waiver would have been 4.94%.
(p) The Ratio of Net Investment Income to Average Net Assets without the waiver would have been 14.02%.

                                                     See accompanying notes  63

Financial Highlights
Institutional and Administrative Classes

Selected Per Share Data
for the Period Ended:


                                     Net Asset                   Net Realized                          Dividends     Dividends in
                                     Value        Net            and Unrealized    Total Income        From Net      Excess of Net
                                     Beginning    Investment     Gain (Loss) on    From Investment     Investment    Investment
                                     of Period    Income         Investments       Operations          Income        Income
                                     ---------    ----------     --------------    ---------------     ----------    -------------
Long-Term U.S. Government Fund
 Institutional Class
 09/30/97 (a)                        $    9.39   $   0.31(b)     $   0.75(b)       $   1.06            $  (0.31)     $   0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/97                                 9.96       0.79           (0.35)             0.44               (0.68)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/96                                 9.85       0.83            0.66              1.49               (0.68)        (0.04)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/95                                 9.96       0.60           (0.09)             0.51               (0.60)        (0.02)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/94                                11.36       0.62           (0.06)             0.56               (1.05)        (0.04)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/93                                10.82       0.70            1.66              2.36               (0.70)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

 Administrative Class
 09/23/97 - 09/30/97 (a)                 10.17       0.01(b)        (0.03)(b)         (0.02)              (0.01)        0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

Foreign Bond Fund
 Institutional Class
 09/30/97 (a)                        $   10.41   $   0.23(b)     $   0.48(b)       $   0.71            $  (0.23)     $   0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/97                                10.50       0.80            1.00              1.80               (0.40)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/96                                 9.38       0.96            1.03              1.99               (0.34)        (0.25)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/95                                10.18       0.38           (0.57)            (0.19)               0.00          0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/94                                10.34       0.55            0.27              0.82               (0.55)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 12/03/92-03/31/93                       10.00       0.16            0.34              0.50               (0.16)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

 Administrative Class
 09/30/97 (a)                            10.41       0.22(b)         0.47(b)           0.69               (0.21)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 01/28/97-03/31/97                       10.54       0.59           (0.67)            (0.08)              (0.05)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

Emerging Markets Bond Fund
 Institutional Class
 07/31/97-09/30/97 (a)               $   10.00   $   0.11(b)     $   0.04(b)       $   0.15            $  (0.11)     $   0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

High Yield Fund
 Institutional Class
 09/30/97 (a)                        $   11.10   $   0.51(b)     $   0.52(b)       $   1.03            $  (0.51)     $   0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/97                                10.94       0.92            0.34              1.26               (0.97)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/96                                10.42       1.04            0.54              1.58               (1.01)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/95                                10.52       0.99           (0.12)             0.87               (0.93)        (0.02)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/94                                10.41       0.90            0.18              1.08               (0.90)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 12/16/92-03/31/93                       10.00       0.24            0.41              0.65               (0.24)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

 Administrative Class
 09/30/97 (a)                            11.10       0.50(b)         0.51(b)           1.01               (0.49)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/97                                10.94       0.85(b)         0.38(b)           1.23               (0.94)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/96                                10.41       1.02(b)         0.54(b)           1.56               (0.98)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 01/16/95-03/31/95                       10.14       0.23            0.25              0.48               (0.21)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

Total Return Fund
 Institutional Class
 09/30/97 (a)                        $   10.27   $   0.33(b)     $   0.46(b)       $   0.79            $  (0.33)     $   0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/97                                10.29       0.68           (0.02)             0.66               (0.66)        (0.02)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/96                                10.02       0.81            0.29              1.10               (0.61)        (0.10)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/95                                10.25       0.64           (0.24)             0.40               (0.56)        (0.05)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/94                                10.91       0.68           (0.16)             0.52               (0.71)        (0.15)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/93                                10.46       0.76            0.76              1.52               (0.76)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

 Administrative Class
 09/30/97 (a)                            10.27       0.32(b)         0.46(b)           0.78               (0.32)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/97                                10.29       0.66(b)        (0.02)(b)          0.64               (0.64)        (0.02)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 03/31/96                                10.01       0.80            0.29              1.09               (0.60)        (0.09)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 09/07/94-03/31/95                       10.00       0.31            0.06              0.37               (0.32)        (0.03)
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

Real Return Bond Fund
 Institutional Class
 09/30/97 (a)                        $    9.93   $   0.24(b)     $   0.02(b)       $   0.26            $  (0.24)     $   0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------
 01/29/97-03/31/97                        9.92       0.11           (0.02)             0.09               (0.08)         0.00
-----------------------------------  ---------    ----------     --------------    ---------------     ----------    -------------

  + Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.


64   See accompanying notes

Financial Highlights
Institutional and Administrative Classes

Selected Per Share Data
for the Period Ended:


                                           Distributions     Distributions
                                           From Net          in Excess of      Tax Basis                       Net Asset
                                           Realized          Net Realized      Return of     Total             Value End of
                                           Capital Gains     Capital Gains     Capital       Distributions     Period
                                           -------------     -------------     ---------     -------------     -------------
Long-Term U.S. Government Fund
 Institutional Class
 09/30/97 (a)                              $   0.00          $   0.00          $   0.00      $    (0.31)       $     10.14
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/97                                      0.00             (0.33)             0.00           (1.01)              9.39
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/96                                     (0.50)            (0.16)             0.00           (1.38)              9.96
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/95                                      0.00              0.00              0.00           (0.62)              9.85
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/94                                     (0.70)            (0.17)             0.00           (1.96)              9.96
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/93                                     (1.12)             0.00              0.00           (1.82)             11.36
----------------------------------------   -------------     -------------     ---------     -------------     -------------

 Administrative Class
 09/23/97 - 09/30/97 (a)                       0.00              0.00              0.00           (0.01)             10.14
----------------------------------------   -------------     -------------     ---------     -------------     -------------

Foreign Bond Fund
 Institutional Class
 09/30/97 (a)                              $   0.00          $   0.00          $   0.00      $    (0.23)       $     10.89
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/97                                     (1.49)             0.00              0.00           (1.89)             10.41
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/96                                     (0.25)            (0.03)             0.00           (0.87)             10.50
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/95                                      0.00              0.00             (0.61)          (0.61)              9.38
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/94                                     (0.06)            (0.37)             0.00           (0.98)             10.18
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 12/03/92-03/31/93                             0.00              0.00              0.00           (0.16)             10.34
----------------------------------------   -------------     -------------     ---------     -------------     -------------

 Administrative Class
 09/30/97 (a)                                  0.00              0.00              0.00           (0.21)             10.89
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 01/28/97-03/31/97                             0.00              0.00              0.00           (0.05)             10.41
----------------------------------------   -------------     -------------     ---------     -------------     -------------

Emerging Markets Bond Fund
 Institutional Class
 07/31/97-09/30/97 (a)                     $   0.00          $   0.00          $   0.00      $    (0.11)       $     10.04
----------------------------------------   -------------     -------------     ---------     -------------     -------------

High Yield Fund
 Institutional Class
 09/30/97 (a)                              $   0.00          $   0.00          $   0.00      $    (0.51)       $     11.62
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/97                                     (0.13)             0.00              0.00           (1.10)             11.10
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/96                                     (0.05)             0.00              0.00           (1.06)             10.94
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/95                                      0.00             (0.02)             0.00           (0.97)             10.42
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/94                                     (0.07)             0.00              0.00           (0.97)             10.52
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 12/16/92-03/31/93                             0.00              0.00              0.00           (0.24)             10.41
----------------------------------------   -------------     -------------     ---------     -------------     -------------

 Administrative Class
 09/30/97 (a)                                  0.00              0.00              0.00           (0.49)             11.62
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/97                                     (0.13)             0.00              0.00           (1.07)             11.10
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/96                                     (0.05)             0.00              0.00           (1.03)             10.94
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 01/16/95-03/31/95                             0.00              0.00              0.00           (0.21)             10.41
----------------------------------------   -------------     -------------     ---------     -------------     -------------

Total Return Fund
 Institutional Class
 09/30/97 (a)                              $   0.00          $   0.00          $   0.00      $    (0.33)       $     10.73
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/97                                      0.00              0.00              0.00           (0.68)             10.27
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/96                                     (0.12)             0.00              0.00           (0.83)             10.29
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/95                                      0.00              0.00             (0.02)          (0.63)             10.02
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/94                                     (0.30)            (0.02)             0.00           (1.18)             10.25
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/93                                     (0.31)             0.00              0.00           (1.07)             10.91
----------------------------------------   -------------     -------------     ---------     -------------     -------------

 Administrative Class
 09/30/97 (a)                                  0.00              0.00              0.00           (0.32)             10.73
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/97                                      0.00              0.00              0.00           (0.66)             10.27
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 03/31/96                                     (0.12)             0.00              0.00           (0.81)             10.29
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 09/07/94-03/31/95                             0.00              0.00             (0.01)          (0.36)             10.01
----------------------------------------   -------------     -------------     ---------     -------------     -------------

Real Return Bond Fund
 Institutional Class
 09/30/97 (a)                              $   0.00          $   0.00          $   0.00      $    (0.24)       $      9.95
----------------------------------------   -------------     -------------     ---------     -------------     -------------
 01/29/97-03/31/97                             0.00              0.00              0.00           (0.08)              9.93
----------------------------------------   -------------     -------------     ---------     -------------     -------------


                                                                                                  Ratio of Net
                                                                                  Ratio of        Investment
                                                                                  Expenses to     Income to
                                                            Net Assets End        Average Net     Average Net       Portfolio
                                           Total Return     of Period (000s)      Assets          Assets            Turnover Rate
                                           ------------     ----------------      -------------   ------------      -------------
Long-Term U.S. Government Fund
 Institutional Class
 09/30/97 (a)                                  11.40%       $         34,856             0.50%+         6.26%+           150%
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/97                                       4.48                  19,995             0.63           7.63             402
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/96                                      14.83                  32,511             0.56           6.80             238
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/95                                       5.50                  32,349             0.50           6.62              89
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/94                                       4.13                  25,978             0.50           5.37              98
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/93                                      23.42                  22,946             0.50           6.16             320
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

 Administrative Class
 09/23/97 - 09/30/97 (a)                       (0.18)                  3,322             0.75+          5.69%+           150
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

Foreign Bond Fund
 Institutional Class
 09/30/97 (a)                                   6.88%       $        312,524             0.50%+         4.39%+            64%
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/97                                      17.69                 234,880             0.50           7.88             984
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/96                                      21.80                 258,493             0.52           5.83           1,234
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/95                                      (1.85)                232,700             0.47           6.44             299
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/94                                       7.79                 498,521             0.54           5.12             260
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 12/03/92-03/31/93                             16.23+                178,895             0.65+          4.97+            123
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

 Administrative Class
 09/30/97 (a)                                   6.73                     239             0.75+          4.14+             64
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 01/28/97-03/31/97                             (0.72)                     30             0.79+          7.63+            984
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

Emerging Markets Bond Fund
 Institutional Class
 07/31/97-09/30/97 (a)                          1.56%       $          3,453             0.85%+         7.12%+           312%
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

High Yield Fund
 Institutional Class
 09/30/97 (a)                                   9.40%       $      1,080,857             0.50%+         8.94%+            17%
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/97                                      12.04                 744,498             0.50           8.77              67
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/96                                      15.70                 536,983             0.47           9.28              66
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/95                                       8.81                 336,310             0.48           9.37              78
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/94                                      10.65                 219,976             0.50           8.40             112
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 12/16/92-03/31/93                             24.43+                 24,069             0.50+          8.24+             30
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

 Administrative Class
 09/30/97 (a)                                   9.27                  23,565             0.75+          8.76+             17
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/97                                      11.76                  10,428             0.76           8.48              67
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/96                                      15.54                   1,007             0.80+          9.16+             66
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 01/16/95-03/31/95                              4.66                      41             0.73+         10.12+             78
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

Total Return Fund
 Institutional Class
 09/30/97 (a)                                   7.77%       $      4,126,441             0.43%+         6.22%+            85%
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/97                                       6.60               2,528,536             0.43           6.60             173
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/96                                      11.14              10,247,605             0.42           6.85             221
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/95                                       4.22               7,239,735             0.41           6.72              98
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/94                                       4.55               5,008,160             0.41           6.27             177
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/93                                      15.29               3,155,441             0.43           7.07              90
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

 Administrative Class
 09/30/97 (a)                                   7.63                 228,074             0.68+          5.96+             85
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/97                                       6.34                 151,194             0.68           6.35             173
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 03/31/96                                      10.99                 104,618             0.68           6.64             221
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 09/07/94-03/31/95                              3.76                   9,037             0.66+          6.54+             98
----------------------------------------   ------------     ----------------      -------------   ------------      -------------

Real Return Bond Fund
 Institutional Class
 09/30/97 (a)                                   2.66%       $          6,073             0.51%+         4.85%+           341%
----------------------------------------   ------------     ----------------      -------------   ------------      -------------
 01/29/97-03/31/97                              0.09                   5,638             0.51+          6.54+            160
----------------------------------------   ------------     ----------------      -------------   ------------      -------------


                                                     See accompanying notes   65

Financial Highlights
Institutional and Administrative Classes (Cont.)

Selected Per Share Data
for the Period Ended:


                        Net Asset                        Net Realized                               Dividends        Dividends in
                        Value           Net              and Unrealized       Total Income          From Net         Excess of Net
                        Beginning       Investment       Gain (Loss) on       From Investment       Investment       Investment
                        of Period       Income           Investments          Operations            Income           Income
                        --------------- ---------------  ---------------      ---------------       ---------------  ---------------
Low Duration Fund

  Institutional Class
  09/30/97 (a)          $       9.98    $       0.31(b)  $       0.22(b)      $       0.53          $      (0.31)    $       0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/97                      9.95            0.64             0.03                 0.67                 (0.63)           (0.01)
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/96                      9.76            0.66             0.21                 0.87                 (0.68)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/95                     10.04            0.65            (0.30)                0.35                 (0.54)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/94                     10.30            0.62            (0.16)                0.46                 (0.64)           (0.03)
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/93                     10.20            0.75             0.22                 0.97                 (0.74)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------

Administrative Class
  09/30/97 (a)                  9.98            0.30(b)          0.22(b)              0.52                 (0.30)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/97                      9.95            0.62             0.03                 0.65                 (0.60)           (0.02)
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/96                      9.76            0.63             0.21                 0.84                 (0.65)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  12/31/94-03/31/95             9.67            0.18             0.07                 0.25                 (0.14)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------

Short-Term Fund

  Institutional Class
  09/30/97 (a)          $      10.00    $       0.31(b)  $       0.08(b)      $       0.39          $      (0.31)    $       0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/97                      9.92            0.61             0.08                 0.69                 (0.59)           (0.02)
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/96                      9.79            0.69             0.12                 0.81                 (0.65)           (0.03)
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/95                      9.92            0.56            (0.13)                0.43                 (0.55)           (0.01)
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/94                     10.03            0.48            (0.12)                0.36                 (0.47)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/93                     10.01            0.37             0.02                 0.39                 (0.37)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------

  Administrative Class
  09/30/97 (a)                 10.00            0.30(b)          0.07(b)              0.37                 (0.29)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/97                      9.92            0.58             0.08                 0.66                 (0.57)           (0.01)
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  02/01/96-03/31/96             9.98            0.11            (0.07)                0.04                 (0.10)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------

Money Market Fund

  Institutional Class
  09/30/97 (a)          $       1.00    $       0.03(b)  $       0.00(b)      $       0.03          $      (0.03)    $       0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/97                      1.00            0.05             0.00                 0.05                 (0.05)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  11/01/95-03/31/96             1.00            0.02             0.00                 0.02                 (0.02)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  10/31/95                      1.00            0.06             0.00                 0.06                 (0.06)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  10/31/94                      1.00            0.03             0.00                 0.03                 (0.03)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  10/31/93                      1.00            0.03             0.00                 0.03                 (0.03)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  10/31/92                      1.00            0.04             0.00                 0.04                 (0.04)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------

  Administrative Class
  09/30/97 (a)                  1.00            0.03(b)          0.00(b)              0.03                 (0.03)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/97                      1.00            0.05             0.00                 0.05                 (0.05)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  11/01/95-03/31/96             1.00            0.02             0.00                 0.02                 (0.02)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  01/24/95-10/31/95(b)          1.00            0.05             0.00                 0.05                 (0.05)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------

StocksPLUS Fund

  Institutional Class
  09/30/97 (a)          $      11.46    $       1.16(b)  $       1.89(b)      $       3.05          $      (0.32)    $       0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/97                     11.16            1.27             0.82                 2.09                 (1.27)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/96                     10.48            0.91             2.48                 3.39                 (1.05)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  03/31/95                      9.52            1.03             0.69                 1.72                 (0.76)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  05/14/93-03/31/94            10.00            0.34             0.10                 0.44                 (0.34)           (0.01)
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------

  Administrative Class
  09/30/97 (a)                 11.46            1.12(b)          1.89(b)              3.01                 (0.30)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------
  01/07/97-03/31/97            11.56            0.14            (0.09)                0.05                 (0.15)            0.00
----------------------  --------------- ---------------  ---------------      ---------------       ---------------  ---------------


+   Annualized
(a) Unaudited
(b) Per share amounts based on average number of shares outstanding during the period.

66   See accompanying notes

Financial Highlights
Institutional and Administrative Classes (Cont.)

Selected Per Share Data
for the Period Ended:


                                  Distributions        Distributions
                                  From Net             in Excess of         Tax Basis                             Net Asset
                                  Realized             Net Realized         Return of        Total                Value End of
                                  Capital Gains        Capital Gains        Capital          Distributions        Period
                                  -------------        -------------        -------------    -------------        -------------
Low Duration Fund

  Institutional Class
  09/30/97 (a)                    $     0.00           $     0.00           $     0.00       $    (0.31)          $    10.20
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/97                              0.00                 0.00                 0.00            (0.64)                9.98
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/96                              0.00                 0.00                 0.00            (0.68)                9.95
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/95                              0.00                 0.00                (0.09)           (0.63)                9.76
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/94                             (0.05)                0.00                 0.00            (0.72)               10.04
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/93                             (0.13)                0.00                 0.00            (0.87)               10.30
------------------------------    -------------        -------------        -------------    -------------        -------------

  Administrative Class
  09/30/97 (a)                          0.00                 0.00                 0.00            (0.30)               10.20
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/97                              0.00                 0.00                 0.00            (0.62)                9.98
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/96                              0.00                 0.00                 0.00            (0.65)                9.95
------------------------------    -------------        -------------        -------------    -------------        -------------
  12/31/94-03/31/95                     0.00                 0.00                (0.02)           (0.16)                9.76
------------------------------    -------------        -------------        -------------    -------------        -------------

Short-Term Fund

  Institutional Class
  09/30/97 (a)                    $     0.00           $     0.00           $     0.00       $    (0.31)          $    10.08
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/97                              0.00                 0.00                 0.00            (0.61)               10.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/96                              0.00                 0.00                 0.00            (0.68)                9.92
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/95                              0.00                 0.00                 0.00            (0.56)                9.79
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/94                              0.00                 0.00                 0.00            (0.47)                9.92
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/93                              0.00                 0.00                 0.00            (0.37)               10.03
------------------------------    -------------        -------------        -------------    -------------        -------------

  Administrative Class
  09/30/97 (a)                          0.00                 0.00                 0.00            (0.29)               10.08
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/97                              0.00                 0.00                 0.00            (0.58)               10.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  02/01/96-03/31/96                     0.00                 0.00                 0.00            (0.10)                9.92
------------------------------    -------------        -------------        -------------    -------------        -------------

Money Market Fund

  Institutional Class
  09/30/97 (a)                    $     0.00           $     0.00           $     0.00       $    (0.03)          $     1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/97                              0.00                 0.00                 0.00            (0.05)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  11/01/95-03/31/96                     0.00                 0.00                 0.00            (0.02)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  10/31/95                              0.00                 0.00                 0.00            (0.06)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  10/31/94                              0.00                 0.00                 0.00            (0.03)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  10/31/93                              0.00                 0.00                 0.00            (0.03)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  10/31/92                              0.00                 0.00                 0.00            (0.04)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------

  Administrative Class
  09/30/97 (a)                          0.00                 0.00                 0.00            (0.03)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/97                              0.00                 0.00                 0.00            (0.05)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  11/01/95-03/31/96                     0.00                 0.00                 0.00            (0.02)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------
  01/24/95-10/31/95 (b)                 0.00                 0.00                 0.00            (0.05)                1.00
------------------------------    -------------        -------------        -------------    -------------        -------------

StocksPLUS Fund

  Institutional Class
  09/30/97 (a)                    $     0.00           $     0.00           $     0.00       $    (0.32)          $    14.19
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/97                             (0.52)                0.00                 0.00            (1.79)               11.46
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/96                             (1.62)               (0.04)                0.00            (2.71)               11.16
------------------------------    -------------        -------------        -------------    -------------        -------------
  03/31/95                              0.00                 0.00                 0.00            (0.76)               10.48
------------------------------    -------------        -------------        -------------    -------------        -------------
  05/14/93-03/31/94                    (0.10)               (0.47)                0.00            (0.92)                9.52
------------------------------    -------------        -------------        -------------    -------------        -------------

  Administrative Class
  09/30/97 (a)                          0.00                 0.00                 0.00            (0.30)               14.17
------------------------------    -------------        -------------        -------------    -------------        -------------
  01/07/97-03/31/97                     0.00                 0.00                 0.00            (0.15)               11.46
------------------------------    -------------        -------------        -------------    -------------        -------------


                                                                                             Ratio of Net
                                                                            Ratio of         Investment
                                                                            Expenses to      Income to
                                                       Net Assets End       Average Net      Average Net          Portfolio
                                  Total Return         of Period (000s)     Assets           Assets               Turnover Rate
                                  ----------------     ----------------     ---------------- ----------------     ----------------
Low Duration Fund

  Institutional Class
  09/30/97 (a)                          5.41%          $2,797,292                 0.43%+           6.19%+               132%
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/97                              6.97            2,797,001                 0.43             6.46                 240
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/96                              9.13            2,677,574                 0.42             6.88                 209
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/95                              3.60            2,332,032                 0.41             6.46                  77
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/94                              4.56            2,298,255                 0.43             6.05                  43
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/93                              9.91            1,403,594                 0.45             7.21                  68
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------

  Administrative Class
  09/30/97 (a)                          5.28               26,266                 0.68+            5.94+                132
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/97                              6.71               23,564                 0.68             6.21                 240
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/96                              8.83                2,536                 0.69             6.73                 209
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  12/31/94-03/31/95                     2.53                  771                 0.66+            6.93+                 77
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------

Short-Term Fund

  Institutional Class
  09/30/97 (a)                          3.91%          $  172,603                 0.45%+           6.13%+                24%
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/97                              7.12              156,515                 0.47             6.12                  77
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/96                              8.49              101,797                 0.58             6.86                 215
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/95                              4.46               90,114                 0.50             5.67                  79
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/94                              3.66               73,176                 0.50             4.87                  46
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/93                              3.94               46,905                 0.50             3.67                  55
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------

  Administrative Class
  09/30/97 (a)                          3.79                4,678                 0.70+            5.92+                 24
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/97                              6.86                4,513                 0.72             5.87                  77
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  02/01/96-03/31/96                     0.41                3,999                 0.52+            4.44+                215
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------

Money Market Fund

  Institutional Class
  09/30/97 (a)                          2.66%          $   37,641                 0.35%+           5.28%+               N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/97                              5.19               23,497                 0.40             5.08                 N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  11/01/95-03/31/96                     2.58               25,935                 0.33+            5.44+                N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  10/31/95                              5.67                7,741                 0.40             5.53                 N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  10/31/94                              3.53                7,454                 0.40             3.52                 N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  10/31/93                              2.83                5,836                 0.40             2.78                 N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  10/31/92                              3.85                7,817                 0.40             4.02                 N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------

  Administrative Class
  09/30/97 (a)                          2.48                  645                 0.60+            5.13+                N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/97                              4.94                   12                 0.66             4.83                 N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  11/01/95-03/31/96                     2.47                   10                 0.61+            5.95+                N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  01/24/95-10/31/95 (b)                 4.21                   10                 0.68+            5.94+                N/A
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------

StocksPLUS Fund

  Institutional Class
  09/30/97 (a)                         26.68%          $  378,234                 0.65%+          17.21%+                14%
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/97                             19.44              235.829                 0.65            11.78                  47
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/96                             34.07              151,869                 0.70            15.23                 102
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  03/31/95                             18.64               46,498                 0.50            11.89                 177
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  05/14/93-03/31/94                     1.55               14,330                 0.50+            4.00+                 33
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------

  Administrative Class
  09/30/97 (a)                         26.20                1,135                 0.90+           16.96+                 14
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------
  01/07/97-03/31/97                     0.34                  682                 0.95+            4.83+                 47
-------------------------------   ----------------     ----------------     ---------------- ----------------     ----------------


                                                     See accompanying notes   67

Statement of Assets and Liabilities

September 30, 1997 (Unaudited)

$ in thousands

                                                                                                                   Emerging
                                                            Long-Term U.S.      Foreign          Global            Markets
                                                            Gov't Fund          Bond Fund        Bond Fund II      Bond Fund
                                                            --------------      ---------        ------------      ---------
Assets:
Investments, at value                                       $       52,447      $ 593,136        $     28,452      $   6,359
-----------------------------------------------------       --------------      ---------        ------------      ---------
Cash and foreign currency                                                0          1,219                  41              6
-----------------------------------------------------       --------------      ---------        ------------      ---------
Receivable for investments and foreign currency sold                24,350         55,540               4,406              3
-----------------------------------------------------       --------------      ---------        ------------      ---------
Receivable for Fund shares sold                                      1,827          1,138                   3             10
-----------------------------------------------------       --------------      ---------        ------------      ---------
Interest and dividends receivable                                      498          6,403                 492             56
-----------------------------------------------------       --------------      ---------        ------------      ---------
Variation margin receivable                                              0             28                   0              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
Other assets                                                             0              1                   3              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
                                                                    79,122        657,465              33,397          6,434
=====================================================       ==============      =========        ============      =========

Liabilities:
Payable for investments and foreign currency purchased      $       19,842      $ 324,502        $     14,559      $   2,691
-----------------------------------------------------       --------------      ---------        ------------      ---------
Written options outstanding                                              0             20                   0              6
-----------------------------------------------------       --------------      ---------        ------------      ---------
Payable for Fund shares redeemed                                    14,773            555                  21              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
Dividends payable                                                       92            376                  10              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
Accrued investment advisor's fee                                        10             66                   4              1
-----------------------------------------------------       --------------      ---------        ------------      ---------
Accrued administrator's fee                                             11             69                   7              1
-----------------------------------------------------       --------------      ---------        ------------      ---------
Accrued distribution fee                                                 2              9                   6              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
Accrued servicing fee                                                    1              4                   0              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
Variation margin payable                                                 0             15                   4              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
Other liabilities                                                        0              0                   0              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
                                                                    34,731        325,616              14,611          2,699
=====================================================       ==============      =========        ============      =========

Net Assets                                                  $       44,391      $ 331,849        $     18,786      $   3,735
=====================================================       ==============      =========        ============      =========

Net Assets Consist of:
Paid in capital                                                     43,929        309,493              17,162          3,717
-----------------------------------------------------       --------------      ---------        ------------      ---------
Undistributed (overdistributed) net investment income                  443         12,312                 697              0
-----------------------------------------------------       --------------      ---------        ------------      ---------
Accumulated undistributed net realized gain (loss)                    (664)          (836)              1,267             (9)
-----------------------------------------------------       --------------      ---------        ------------      ---------
Net unrealized appreciation (depreciation)                             683         10,880                (340)            27
-----------------------------------------------------       --------------      ---------        ------------      ---------
                                                            $       44,391      $ 331,849        $     18,786      $   3,735
=====================================================       ==============      =========        ============      =========

Shares Issued and Outstanding
Class A                                                                268            304                 769             14
-----------------------------------------------------       --------------      ---------        ------------      ---------
Class B                                                                197            570                 393              6
-----------------------------------------------------       --------------      ---------        ------------      ---------
Class C                                                                148            878                 487              8
-----------------------------------------------------       --------------      ---------        ------------      ---------
Institutional Classes                                                3,764         28,707                   0            344
-----------------------------------------------------       --------------      ---------        ------------      ---------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                     $        10.14      $   10.89        $      11.39      $   10.04
-----------------------------------------------------       --------------      ---------        ------------      ---------
Class B                                                              10.14          10.89               11.39          10.04
-----------------------------------------------------       --------------      ---------        ------------      ---------
Class C                                                              10.14          10.89               11.39          10.04
-----------------------------------------------------       --------------      ---------        ------------      ---------
Institutional Class                                                  10.14          10.89                   0          10.04
-----------------------------------------------------       --------------      ---------        ------------      ---------
Administrative Class                                                 10.14          10.89                   0           0.00
-----------------------------------------------------       --------------      ---------        ------------      ---------

Cost of Investments Owned                                           51,589        588,881              28,315          6,326
=====================================================       ==============      =========        ============      =========
Cost of Foreign Currency Held                                            0          1,075                  41              4
=====================================================       ==============      =========        ============      =========

* With respect to Retail Classes, the redemption price varies by the length of time shares are held.

68  See accompanying notes

Statement of Assets and Liabilities

September 30, 1997 (Unaudited)

$ in thousands

                                                                  High             Total         Real Return        Low Duration
                                                               Yield Fund       Return Fund      Bond Fund              Fund
                                                              ------------      ------------     -----------         -----------
Assets:
Investments, at value                                         $  1,484,708      $ 16,681,706     $    13,707         $ 3,885,646
------------------------------------------------------        ------------      ------------     -----------         -----------
Cash and foreign currency                                            1,283            30,106               0               1,534
------------------------------------------------------        ------------      ------------     -----------         -----------
Receivable for investments and foreign currency sold                 4,687           722,867           3,915              30,115
------------------------------------------------------        ------------      ------------     -----------         -----------
Receivable for Fund shares sold                                        901            23,241               2               5,675
------------------------------------------------------        ------------      ------------     -----------         -----------
Interest and dividends receivable                                   27,337           120,661              65              23,140
------------------------------------------------------        ------------      ------------     -----------         -----------
Variation margin receivable                                              0                 0               0                   0
------------------------------------------------------        ------------      ------------     -----------         -----------
Other assets                                                             0                 0               8                   0
------------------------------------------------------        ------------      ------------     -----------         -----------
                                                                 1,518,916        17,578,581          17,697           3,946,110
======================================================        ============      ============     ===========         ===========

Liabilities:
Payable for investments and foreign currency purchased        $     18,123      $  2,453,009     $     9,533         $   947,007
------------------------------------------------------        ------------      ------------     -----------         -----------
Written options outstanding                                              0               356               0                   0
------------------------------------------------------        ------------      ------------     -----------         -----------
Payable for Fund shares redeemed                                       507            47,947               0              31,424
------------------------------------------------------        ------------      ------------     -----------         -----------
Dividends payable                                                    2,055            14,275               1               2,567
------------------------------------------------------        ------------      ------------     -----------         -----------
Accrued investment advisor's fee                                       299             3,058               2                 616
------------------------------------------------------        ------------      ------------     -----------         -----------
Accrued administrator's fee                                            345             2,323               2                 468
------------------------------------------------------        ------------      ------------     -----------         -----------
Accrued distribution fee                                               209               316               0                  36
------------------------------------------------------        ------------      ------------     -----------         -----------
Accrued servicing fee                                                   77               137               0                  28
------------------------------------------------------        ------------      ------------     -----------         -----------
Variation margin payable                                                 0            11,299               0                  23
------------------------------------------------------        ------------      ------------     -----------         -----------
Other liabilities                                                      129               186               0                  95
------------------------------------------------------        ------------      ------------     -----------         -----------
                                                                    21,744         2,532,906           9,538             982,264
======================================================        ============      ============     ===========         ===========

Net Assets                                                    $  1,497,172      $ 15,045,675     $     8,159         $ 2,963,846
======================================================        ============      ============     ===========         ===========

Net Assets Consist of:
Paid in capital                                                  1,500,639        14,591,210           8,190           2,932,050
------------------------------------------------------        ------------      ------------     -----------         -----------
Undistributed (overdistributed) net investment income                1,010           (25,420)             20              (6,991)
------------------------------------------------------        ------------      ------------     -----------         -----------
Accumulated undistributed net realized gain (loss)                 (71,729)          215,245             (20)              6,785
------------------------------------------------------        ------------      ------------     -----------         -----------
Net unrealized appreciation (depreciation)                          67,252           264,640             (31)             32,002
------------------------------------------------------        ------------      ------------     -----------         -----------
                                                              $  1,497,172      $ 15,045,675     $     8,159         $ 2,963,846
======================================================        ============      ============     ===========         ===========

Shares Issued and Outstanding
Class A                                                              4,239            22,472              66               7,078
------------------------------------------------------        ------------      ------------     -----------         -----------
Class B                                                              8,661             9,988              93                 832
------------------------------------------------------        ------------      ------------     -----------         -----------
Class C                                                             20,901            31,971              51               5,848
------------------------------------------------------        ------------      ------------     -----------         -----------
Institutional Classes                                               95,045         1,338,125             610             276,890
------------------------------------------------------        ------------      ------------     -----------         -----------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                       $      11.62      $      10.73     $      9.95         $     10.20
------------------------------------------------------        ------------      ------------     -----------         -----------
Class B                                                              11.62             10.73            9.95               10.20
------------------------------------------------------        ------------      ------------     -----------         -----------
Class C                                                              11.62             10.73            9.95               10.20
------------------------------------------------------        ------------      ------------     -----------         -----------
Institutional Class                                                  11.62             10.73            9.95               10.20
------------------------------------------------------        ------------      ------------     -----------         -----------
Administrative Class                                                 11.62             10.73               0               10.20
------------------------------------------------------        ------------      ------------     -----------         -----------

Cost of Investments Owned                                        1,417,566        16,490,409          13,774           3,856,645
======================================================        ============      ============     ===========         ===========
Cost of Foreign Currency Held                                            0            10,514               0                   0
======================================================        ============      ============     ===========         ===========
                                                                     Short-Term Fund      Money Market Fund      StocksPLUS Fund
                                                                     ---------------      -----------------      ---------------
Assets:
Investments, at value                                                $       189,941      $         100,267      $       540,574
------------------------------------------------------               ---------------      -----------------      ---------------
Cash and foreign currency                                                        324                    175                   68
------------------------------------------------------               ---------------      -----------------      ---------------
Receivable for investments and foreign currency sold                             117                      0                  564
------------------------------------------------------               ---------------      -----------------      ---------------
Receivable for Fund shares sold                                                  272                 47,729                1,269
------------------------------------------------------               ---------------      -----------------      ---------------
Interest and dividends receivable                                              1,780                     36               10,996
------------------------------------------------------               ---------------      -----------------      ---------------
Variation margin receivable                                                        0                      0                    0
------------------------------------------------------               ---------------      -----------------      ---------------
Other assets                                                                       0                      0                    1
------------------------------------------------------               ---------------      -----------------      ---------------
                                                                             192,434                148,207              553,472
======================================================               ===============      =================      ===============

Liabilities:
Payable for investments and foreign currency purchased               $             0      $               0      $         8,219
------------------------------------------------------               ---------------      -----------------      ---------------
Written options outstanding                                                        0                      0                    0
------------------------------------------------------               ---------------      -----------------      ---------------
Payable for Fund shares redeemed                                               3,021                  2,455               31,741
------------------------------------------------------               ---------------      -----------------      ---------------
Dividends payable                                                                171                    372                   19
------------------------------------------------------               ---------------      -----------------      ---------------
Accrued investment advisor's fee                                                  39                     15                  176
------------------------------------------------------               ---------------      -----------------      ---------------
Accrued administrator's fee                                                       33                     31                  125
------------------------------------------------------               ---------------      -----------------      ---------------
Accrued distribution fee                                                           2                      2                   46
------------------------------------------------------               ---------------      -----------------      ---------------
Accrued servicing fee                                                              2                      8                   25
------------------------------------------------------               ---------------      -----------------      ---------------
Variation margin payable                                                           1                      0                2,975
------------------------------------------------------               ---------------      -----------------      ---------------
Other liabilities                                                                  0                     64                    0
------------------------------------------------------               ---------------      -----------------      ---------------
                                                                               3,269                  2,947               43,326
======================================================               ===============      =================      ===============

Net Assets                                                           $       189,165      $         145,260      $       510,146
======================================================               ===============      =================      ===============

Net Assets Consist of:
Paid in capital                                                              187,657                145,260              431,852
------------------------------------------------------               ---------------      -----------------      ---------------
Undistributed (overdistributed) net investment income                           (193)                     0               26,302
------------------------------------------------------               ---------------      -----------------      ---------------
Accumulated undistributed net realized gain (loss)                               652                      0               41,170
------------------------------------------------------               ---------------      -----------------      ---------------
Net unrealized appreciation (depreciation)                                     1,049                      0               10,822
------------------------------------------------------               ---------------      -----------------      ---------------
                                                                     $       189,165      $         145,260      $       510,146
======================================================               ===============      =================      ===============

Shares Issued and Outstanding
Class A                                                                         750                44,690                2,433
------------------------------------------------------               ---------------      -----------------      ---------------
Class B                                                                          60                 2,585                3,156
------------------------------------------------------               ---------------      -----------------      ---------------
Class C                                                                         369                59,701                3,652
------------------------------------------------------               ---------------      -----------------      ---------------
Institutional Classes                                                        17,590                38,286               26,733
------------------------------------------------------               ---------------      -----------------      ---------------

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                                              $         10.08      $            1.00      $         14.17
------------------------------------------------------               ---------------      -----------------      ---------------
Class B                                                                        10.08                   1.00                14.14
------------------------------------------------------               ---------------      -----------------      ---------------
Class C                                                                        10.08                   1.00                14.15
------------------------------------------------------               ---------------      -----------------      ---------------
Institutional Class                                                            10.08                   1.00                14.19
------------------------------------------------------               ---------------      -----------------      ---------------
Administrative Class                                                           10.08                   1.00                14.17
------------------------------------------------------               ---------------      -----------------      ---------------

Cost of Investments Owned                                                   189,082               100,267              538,009
======================================================               ===============      =================      ===============
Cost of Foreign Currency Held                                                     0                     0                    0
======================================================               ===============      =================      ===============

* With respect to Retail Classes, the redemption price varies by the length of time shares are held.

                                                     See accompanying notes  69

Statement of Operations

For the period ended September 30, 1997 (Unaudited)

$ in thousands

                                                                                                                        Emerging
                                                                   Long-Term U.S.       Foreign         Global          Markets
                                                                   Gov't Fund           Bond Fund       Bond Fund II    Bond Fund
                                                                   --------------       ---------       ------------    ---------
Investment Income:
Interest                                                           $        1,186       $   6,754       $        520    $      45
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Dividends                                                                       0               0                  0            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
  Total Income                                                              1,186           6,754                520           45
=================================================================  ==============       =========       ============    =========

Expenses:
Investment advisory fees                                                       44             344                 24            3
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Administration fees                                                            47             355                 43            2
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Distribution fees - Class B                                                     4              12                 16            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Distribution fees - Class C                                                     4              20                 21            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Servicing fees - Class A                                                        2               2                 12            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Servicing fees - Class B                                                        1               4                  5            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Servicing fees - Class C                                                        1               7                  7            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Distribution Fees - Administrative Class                                        0               0                  0            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Trustees' fees                                                                  0               2                  0            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Reorganization costs                                                            0               0                  0            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Custodian and transfer agent fees                                               0               0                  0            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Registration fees                                                               0               0                  0            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Miscellaneous                                                                   0               0                  0            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
  Total expenses                                                              103             746                128            5
-----------------------------------------------------------------  --------------       ---------       ------------    ---------

Net Investment Income                                                       1,083           6,008                392           40
=================================================================  ==============       =========       ============    =========

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                              840           1,039                283            0
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Net realized gain (loss) on futures contracts and written options             522             667                270           (1)
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Net realized gain (loss) on foreign currency transactions                       0          (1,043)               545           (7)
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Net change in unrealized appreciation (depreciation) on
  investments                                                               1,055           4,476                455           33
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Net change in unrealized appreciation (depreciation)
  on futures contracts and written options                                     36             416                 57           (3)
-----------------------------------------------------------------  --------------       ---------       ------------    ---------
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in foreign
  currencies                                                                    0           6,953               (614)          (3)
-----------------------------------------------------------------  --------------       ---------       ------------    ---------

Net gain                                                                    2,453          12,508                996           19
-----------------------------------------------------------------  --------------       ---------       ------------    ---------

Net Increase in Assets Resulting from Operations                   $        3,536       $  18,516       $      1,388    $      59
=================================================================  ==============       =========       ============    =========

70  See accompanying notes

Statement of Operations

For the period ended September 30, 1997 (Unaudited)

$ in thousands



                                                                   High              Total             Real Return     Low Duration
                                                                   Yield Fund        Return Fund       Bond Fund       Fund
                                                                   ----------        -----------       -----------     ------------
Investment Income:
Interest                                                           $   53,107        $   476,771       $       204     $     97,276
------------------------------------------------------------       ----------        -----------       -----------     ------------
Dividends                                                               3,283                561                 0                0
------------------------------------------------------------       ----------        -----------       -----------     ------------
Total Income                                                           56,390            477,332               204           97,276
============================================================       ==========        ===========       ===========     ============

Expenses:
Investment advisory fees                                                1,497             17,946                10            3,668
------------------------------------------------------------       ----------        -----------       -----------     ------------
Administration fees                                                     1,749             13,578                11            2,783
------------------------------------------------------------       ----------        -----------       -----------     ------------
Distribution fees - Class B                                               288                330                 3               25
------------------------------------------------------------       ----------        -----------       -----------     ------------
Distribution fees - Class C                                               833              1,254                 1              148
------------------------------------------------------------       ----------        -----------       -----------     ------------
Servicing fees - Class A                                                   46                219                 1               80
------------------------------------------------------------       ----------        -----------       -----------     ------------
Servicing fees - Class B                                                   96                110                 1                8
------------------------------------------------------------       ----------        -----------       -----------     ------------
Servicing fees - Class C                                                  278                418                 1               73
------------------------------------------------------------       ----------        -----------       -----------     ------------
Distribution Fees - Administrative Class                                   18                229                 0               33
------------------------------------------------------------       ----------        -----------       -----------     ------------
Trustees' fees                                                              9                109                 0               23
------------------------------------------------------------       ----------        -----------       -----------     ------------
Reorganization costs                                                        1                  0                 0                0
------------------------------------------------------------       ----------        -----------       -----------     ------------
Custodian and transfer agent fees                                           0                  0                 0                0
------------------------------------------------------------       ----------        -----------       -----------     ------------
Registration fees                                                           0                  0                 0                0
------------------------------------------------------------       ----------        -----------       -----------     ------------
Miscellaneous                                                               2                124                 0               36
------------------------------------------------------------       ----------        -----------       -----------     ------------
  Total expenses                                                        4,817             34,317                28            6,877
------------------------------------------------------------       ----------        -----------       -----------     ------------

Net Investment Income                                                  51,573            443,015               176           90,399
============================================================       ==========        ===========       ===========     ============

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                        6,591             51,657               (38)          12,352
------------------------------------------------------------       ----------        -----------       -----------     ------------
Net realized gain (loss) on futures contracts and written
  options                                                                   0            203,941                 0            3,576
------------------------------------------------------------       ----------        -----------       -----------     ------------
Net realized gain (loss) on foreign currency transactions                   0             22,817                21              263
------------------------------------------------------------       ----------        -----------       -----------     ------------
Net change in unrealized appreciation (depreciation) on
  investments                                                          45,087            235,342                46           48,872
------------------------------------------------------------       ----------        -----------       -----------     ------------
Net change in unrealized appreciation (depreciation)
  on futures contracts and written options                                  0            106,430                 0           (2,504)
------------------------------------------------------------       ----------        -----------       -----------     ------------
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in
  foreign currencies                                                        0             (6,124)              (10)            (484)
------------------------------------------------------------       ----------        -----------       -----------     ------------

Net gain                                                               51,678            614,063                19           62,075
------------------------------------------------------------       ----------        -----------       -----------     ------------

Net Increase in Assets Resulting from Operations                     $ 103,251        $ 1,057,078             $ 195        $ 152,474
============================================================       ==========        ===========       ===========     ============



                                                                    Short-Term Fund      Money Market Fund      StocksPLUS Fund
                                                                    ---------------      -----------------      ---------------
Investment Income:
Interest                                                            $         6,185      $           3,675      $        36,816
------------------------------------------------------------        ---------------      -----------------      ---------------
Dividends                                                                         0                      0                    0
------------------------------------------------------------        ---------------      -----------------      ---------------
Total Income                                                                  6,185                  3,675               36,816
============================================================        ===============      =================      ===============

Expenses:
Investment advisory fees                                                        235                     98                  839
------------------------------------------------------------        ---------------      -----------------      ---------------
Administration fees                                                             195                    201                  582
------------------------------------------------------------        ---------------      -----------------      ---------------
Distribution fees - Class B                                                       1                     10                   95
------------------------------------------------------------        ---------------      -----------------      ---------------
Distribution fees - Class C                                                       4                      0                   80
------------------------------------------------------------        ---------------      -----------------      ---------------
Servicing fees - Class A                                                          9                     15                   24
------------------------------------------------------------        ---------------      -----------------      ---------------
Servicing fees - Class B                                                          0                      3                   32
------------------------------------------------------------        ---------------      -----------------      ---------------
Servicing fees - Class C                                                          3                     31                   40
------------------------------------------------------------        ---------------      -----------------      ---------------
Distribution Fees - Administrative Class                                          4                      0                    1
------------------------------------------------------------        ---------------      -----------------      ---------------
Trustees' fees                                                                    1                      1                    3
------------------------------------------------------------        ---------------      -----------------      ---------------
Reorganization costs                                                              0                      0                    1
------------------------------------------------------------        ---------------      -----------------      ---------------
Custodian and transfer agent fees                                                 0                      0                    0
------------------------------------------------------------        ---------------      -----------------      ---------------
Registration fees                                                                 0                      0                    0
------------------------------------------------------------        ---------------      -----------------      ---------------
Miscellaneous                                                                     0                      2                    0
------------------------------------------------------------        ---------------      -----------------      ---------------
  Total expenses                                                                452                    361                1,697
------------------------------------------------------------        ---------------      -----------------      ---------------

Net Investment Income                                                         5,733                  3,314               35,119
============================================================        ===============      =================      ===============

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                                 47                      0                  143
------------------------------------------------------------        ---------------      -----------------      ---------------
Net realized gain (loss) on futures contracts and written
  options                                                                        11                      0               28,324
------------------------------------------------------------        ---------------      -----------------      ---------------
Net realized gain (loss) on foreign currency transactions                       389                      0                  714
------------------------------------------------------------        ---------------      -----------------      ---------------
Net change in unrealized appreciation (depreciation) on
  investments                                                                 1,052                      0                2,342
------------------------------------------------------------        ---------------      -----------------      ---------------
Net change in unrealized appreciation (depreciation)
  on futures contracts and written options                                       26                      0               19,187
------------------------------------------------------------        ---------------      -----------------      ---------------
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in
  foreign currencies                                                           (135)                     0                 (263)
------------------------------------------------------------        ---------------      -----------------      ---------------

Net gain                                                                      1,390                      0               50,447
------------------------------------------------------------        ---------------      -----------------      ---------------

Net Increase in Assets Resulting from Operations                    $         7,123      $           3,314      $        85,566
============================================================        ===============      =================      ===============

                                                      See accompanying notes  71

Statement of Changes in Net Assets


$ in thousands                                Long-Term U.S. Gov't Fund               Foreign Bond Fund
                                              ----------------------------------      ----------------------------------
Increase (Decrease) in Net Assets from:          Period Ended        Year Ended          Period Ended        Year Ended
                                               Sept. 30, 1997    March 31, 1997        Sept. 30, 1997    March 31, 1997
                                                  (Unaudited)                             (Unaudited)

Operations

Net investment income                         $        1,083     $       1,963        $        6,008     $      17,013
------------------------------------------    ----------------------------------      ----------------------------------
Net realized gain (loss)                               1,362              (431)                  663            25,654
------------------------------------------    ----------------------------------      ----------------------------------
Net change in unrealized
  appreciation (depreciation)                          1,091              (602)               11,845            (7,478)
------------------------------------------    ----------------------------------      ----------------------------------
Net increase (decrease) resulting
  from operations                                      3,536               930                18,516            35,189
------------------------------------------    ----------------------------------      ----------------------------------

Distributions to Shareholders:

From net investment income
  Class A                                                (54)              (10)                  (40)               (1)
------------------------------------------    ----------------------------------      ----------------------------------
  Class B                                                (27)               (2)                  (56)               (2)
------------------------------------------    ----------------------------------      ----------------------------------
  Class C                                                (21)               (1)                  (88)               (3)
------------------------------------------    ----------------------------------      ----------------------------------
  Institutional Classes                                 (977)           (1,773)               (5,820)           (7,980)
------------------------------------------    ----------------------------------      ----------------------------------
In excess of net investment income
  Class A                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Class B                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Class C                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Institutional Classes                                    0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
From net realized capital gains
  Class A                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Class B                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Class C                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Institutional Classes                                    0                 0                     0           (24,345)
------------------------------------------    ----------------------------------      ----------------------------------
In excess of net realized capital gains
  Class A                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Class B                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Class C                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Institutional Classes                                    0              (693)                    0                 0
------------------------------------------    ----------------------------------      ----------------------------------

Total Distributions                                   (1,079)           (2,479)               (6,004)          (32,331)
------------------------------------------    ----------------------------------      ----------------------------------

Fund Share Transactions

Receipts for shares sold
  Class A                                              1,635             1,237                 2,582               715
------------------------------------------    ----------------------------------      ----------------------------------
  Class B                                              1,508               469                 5,076             1,236
------------------------------------------    ----------------------------------      ----------------------------------
  Class C                                              1,288               281                 7,773             1,809
------------------------------------------    ----------------------------------      ----------------------------------
  Institutional Classes                               34,081             6,985                95,099           155,533
------------------------------------------    ----------------------------------      ----------------------------------
Issued in reorganization
  Class A                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Class B                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
  Class C                                                  0                 0                     0                 0
------------------------------------------    ----------------------------------      ----------------------------------
Issued as reinvestment of distributions
  Class A                                                 23                 1                    36                 1
------------------------------------------    ----------------------------------      ----------------------------------
  Class B                                                 20                 1                    45                 2
------------------------------------------    ----------------------------------      ----------------------------------
  Class C                                                 14                 1                    81                 3
------------------------------------------    ----------------------------------      ----------------------------------
  Institutional Classes                                  683             2,113                 4,270            23,548
------------------------------------------    ----------------------------------      ----------------------------------
Cost of shares redeemed
  Class A                                               (285)                0                  (103)               (6)
------------------------------------------    ----------------------------------      ----------------------------------
  Class B                                                (72)                0                  (290)                0
------------------------------------------    ----------------------------------      ----------------------------------
  Class C                                               (137)               (1)                 (312)               (2)
------------------------------------------    ----------------------------------      ----------------------------------
  Institutional Classes                              (18,752)          (20,121)              (33,543)         (205,567)
------------------------------------------    ----------------------------------      ----------------------------------
Net increase (decrease) resulting from
  Fund share transactions                             20,006            (9,034)               80,714           (22,728)
------------------------------------------    ----------------------------------      ----------------------------------

Total Increase (Decrease) in Net Assets               22,463           (10,583)               93,226           (19,870)
------------------------------------------    ----------------------------------      ----------------------------------

Net Assets

Beginning of period                                   21,928            32,511               238,623           258,493
------------------------------------------    ----------------------------------      ----------------------------------
End of period *                               $       44,391     $      21,928        $      331,849     $     238,623
------------------------------------------    ----------------------------------      ----------------------------------

*Including net undistributed
   (overdistributed) investment income of:    $          443     $         438        $       12,312     $      12,308
------------------------------------------    ----------------------------------      ----------------------------------



                                                                                      Emerging
                                                                                      Markets
$ in thousands                                Global Bond Fund II                     Bond Fund
                                              ----------------------------------      ----------------
Increase (Decrease) in Net Assets from:          Period Ended        Year Ended          Period Ended
                                               Sept. 30, 1997    March 31, 1997        Sept. 30, 1997
                                                  (Unaudited)                             (Unaudited)

Operations

Net investment income                         $          392     $         388        $           40
------------------------------------------    ----------------------------------      ----------------
Net realized gain (loss)                               1,098               816                    (8)
------------------------------------------    ----------------------------------      ----------------
Net change in unrealized
  appreciation (depreciation)                           (102)             (575)                   27
------------------------------------------    ----------------------------------      ----------------
Net increase (decrease) resulting
  from operations                                      1,388               629                    59
------------------------------------------    ----------------------------------      ----------------

Distributions to Shareholders:

From net investment income
  Class A                                               (212)             (151)                   (1)
------------------------------------------    ----------------------------------      ----------------
  Class B                                                (79)              (56)                    0
------------------------------------------    ----------------------------------      ----------------
  Class C                                               (104)              (69)                    0
------------------------------------------    ----------------------------------      ----------------
  Institutional Classes                                    0                 0                   (40)
------------------------------------------    ----------------------------------      ----------------
In excess of net investment income
  Class A                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
  Class B                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
  Class C                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
  Institutional Classes                                    0                 0                     0
------------------------------------------    ----------------------------------      ----------------
From net realized capital gains
  Class A                                                  0              (302)                    0
------------------------------------------    ----------------------------------      ----------------
  Class B                                                  0              (133)                    0
------------------------------------------    ----------------------------------      ----------------
  Class C                                                  0              (165)                    0
------------------------------------------    ----------------------------------      ----------------
  Institutional Classes                                    0                 0                     0
------------------------------------------    ----------------------------------      ----------------
In excess of net realized capital gains
  Class A                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
  Class B                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
  Class C                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
  Institutional Classes                                    0                 0                     0
------------------------------------------    ----------------------------------      ----------------

Total Distributions                                     (395)             (876)                  (41)
------------------------------------------    ----------------------------------      ----------------

Fund Share Transactions

Receipts for shares sold
  Class A                                              4,634             1,518                   155
------------------------------------------    ----------------------------------      ----------------
  Class B                                                513               778                    57
------------------------------------------    ----------------------------------      ----------------
  Class C                                                946             1,967                    78
------------------------------------------    ----------------------------------      ----------------
  Institutional Classes                                    0                 0                 3,400
------------------------------------------    ----------------------------------      ----------------
Issued in reorganization
  Class A                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
  Class B                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
  Class C                                                  0                 0                     0
------------------------------------------    ----------------------------------      ----------------
Issued as reinvestment of distributions
  Class A                                                151               171                     0
------------------------------------------    ----------------------------------      ----------------
  Class B                                                 63               138                     0
------------------------------------------    ----------------------------------      ----------------
  Class C                                                103               215                     1
------------------------------------------    ----------------------------------      ----------------
  Institutional Classes                                    0                 0                    39
------------------------------------------    ----------------------------------      ----------------
Cost of shares redeemed
  Class A                                             (4,181)           (1,285)                  (13)
------------------------------------------    ----------------------------------      ----------------
  Class B                                               (237)             (178)                    0
------------------------------------------    ----------------------------------      ----------------
  Class C                                             (1,099)             (236)                    0
------------------------------------------    ----------------------------------      ----------------
  Institutional Classes                                    0                 0                     0
------------------------------------------    ----------------------------------      ----------------
Net increase (decrease) resulting from
  Fund share transactions                                893             3,088                 3,717
------------------------------------------    ----------------------------------      ----------------

Total Increase (Decrease) in Net Assets                1,886             2,841                 3,735
------------------------------------------    ----------------------------------      ----------------

Net Assets
Beginning of period                                   16,900            14,059                     0
------------------------------------------    ----------------------------------      ----------------
End of period *                               $       18,786     $      16,900        $        3,735
------------------------------------------    ----------------------------------      ----------------

*Including net undistributed
   (overdistributed) investment income of:    $          697     $         701        $            0
------------------------------------------    ----------------------------------      ----------------

72  See accompanying notes

Statement of Changes in Net Assets


$ in thousands                                 High Yield Fund
                                               ----------------------------------
Increase (Decrease) in Net Assets from:           Period Ended        Year Ended
                                                Sept. 30, 1997    March 31, 1997
                                                   (Unaudited)

Operations
Net investment income                          $       51,573     $      68,899
------------------------------------------     ----------------------------------
Net realized gain (loss)                                6,591            15,566
------------------------------------------     ----------------------------------
Net change in unrealized
  appreciation (depreciation)                          45,087             1,240
------------------------------------------     ----------------------------------
Net increase (decrease) resulting
  from operations                                     103,251            85,705
------------------------------------------     ----------------------------------

Distributions to Shareholders:

From net investment income
  Class A                                              (1,561)             (502)
------------------------------------------     ----------------------------------
  Class B                                              (2,954)             (820)
------------------------------------------     ----------------------------------
  Class C                                              (8,564)           (3,086)
------------------------------------------     ----------------------------------
  Institutional Classes                               (38,490)          (64,509)
------------------------------------------     ----------------------------------
In excess of net investment income
  Class A                                                   0                 0
------------------------------------------     ----------------------------------
  Class B                                                   0                 0
------------------------------------------     ----------------------------------
  Class C                                                   0                 0
------------------------------------------     ----------------------------------
  Institutional Classes                                     0                 0
------------------------------------------     ----------------------------------
From net realized capital gains
  Class A                                                   0                 0
------------------------------------------     ----------------------------------
  Class B                                                   0                 0
------------------------------------------     ----------------------------------
  Class C                                                   0                 0
------------------------------------------     ----------------------------------
  Institutional Classes                                     0            (9,254)
------------------------------------------     ----------------------------------
In excess of net realized capital gains
  Class A                                                   0                 0
------------------------------------------     ----------------------------------
  Class B                                                   0                 0
------------------------------------------     ----------------------------------
  Class C                                                   0                 0
------------------------------------------     ----------------------------------
  Institutional Classes                                     0                 0
------------------------------------------     ----------------------------------

Total Distributions                                   (51,569)          (78,171)
------------------------------------------     ----------------------------------

Fund Share Transactions

Receipts for shares sold
  Class A                                              25,619             5,390
------------------------------------------     ----------------------------------
  Class B                                              41,404            12,160
------------------------------------------     ----------------------------------
  Class C                                              47,099            15,420
------------------------------------------     ----------------------------------
  Institutional Classes                               406,830           428,723
------------------------------------------     ----------------------------------
Issued in reorganization
  Class A                                                   0            29,527
------------------------------------------     ----------------------------------
  Class B                                                   0            49,852
------------------------------------------     ----------------------------------
  Class C                                                   0           204,339
------------------------------------------     ----------------------------------
Issued as reinvestment of distributions
  Class A                                                 982               271
------------------------------------------     ----------------------------------
  Class B                                               1,490               412
------------------------------------------     ----------------------------------
  Class C                                               5,186             1,819
------------------------------------------     ----------------------------------
  Institutional Classes                                34,982            70,223
------------------------------------------     ----------------------------------
Cost of shares redeemed
  Class A                                              (7,877)           (6,044)
------------------------------------------     ----------------------------------
  Class B                                              (5,898)           (1,524)
------------------------------------------     ----------------------------------
  Class C                                             (24,723)          (14,308)
------------------------------------------     ----------------------------------
  Institutional Classes                              (128,969)         (292,419)
------------------------------------------     ----------------------------------
Net increase (decrease) resulting from
  Fund share transactions                             396,125           503,841
------------------------------------------     ----------------------------------

Total Increase (Decrease) in Net Assets               447,807           511,375
------------------------------------------     ----------------------------------

Net Assets
Beginning of period                                 1,049,365           537,990
------------------------------------------     ----------------------------------
End of period *                                $    1,497,172     $   1,049,365
------------------------------------------     ----------------------------------

*Including net undistributed
   (overdistributed) investment income of:     $        1,010     $       1,003
------------------------------------------     ----------------------------------

72  See accompanying notes

Statement of Changes in Net Assets


$ in thousands                             Total Return Fund             Real Return Bond Fund         Low Duration Fund
                                           ----------------------------  ---------------------------   ---------------------------
Increase (Decrease) in Net Assets from:    Period Ended    Year Ended    Period Ended    Year Ended    Period Ended     Year Ended
                                           Sept. 30, 1997  March 31,     Sept. 30, 1997  March 31,     Sept. 30, 1997   March 31,
                                           (Unaudited)     1997          (Unaudited)     1997          (Unaudited)       1997

Operations

Net investment income                      $     443,015   $   770,314        $  176       $   63      $  90,399     $   177,362
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Net realized gain (loss)                         278,415       (57,928)          (17)           1         16,191           1,645
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Net change in unrealized
   appreciation (depreciation)                   335,648        15,459            36          (67)        45,884           4,354
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Net increase (decrease) resulting
   from operations                             1,057,078       727,845           195           (3)       152,474         183,361
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Distributions to Shareholders:

From net investment income
   Class A                                        (4,971)       (1,116)           (9)           0         (1,801)           (618)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class B                                        (2,177)         (717)          (16)          (1)          (166)            (48)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class C                                        (8,363)       (3,419)           (9)           0         (1,557)           (636)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Institutional Classes                        (427,646)     (746,270)         (143)         (45)       (86,834)       (170,941)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
In excess of net investment income
   Class A                                             0           (28)            0            0              0             (18)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class B                                             0           (18)            0            0              0              (1)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class C                                             0           (85)            0            0              0             (19)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Institutional Classes                               0       (18,643)            0            0              0          (5,089)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
From net realized capital gains
   Class A                                             0             0             0            0              0               0
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class B                                             0             0             0            0              0               0
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class C                                             0             0             0            0              0               0
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Institutional Classes                               0             0             0            0              0               0
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
In excess of net realized capital gains
   Class A                                             0             0             0            0              0               0
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class B                                             0             0             0            0              0               0
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class C                                             0             0             0            0              0               0
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Institutional Classes                               0             0             0            0              0               0
---------------------------------------    ----------------------------  ---------------------------   ---------------------------

Total Distributions                             (443,157)     (770,296)         (177)         (46)       (90,358)       (177,370)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Fund Share Transactions

Receipts for shares sold
   Class A                                       136,897        35,013           653            0        106,951          21,468
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class B                                        34,079        10,459           609          514          4,916           1,783
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Class C                                        48,412        13,775           659          149         31,965          15,897
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
   Institutional Classes                       2,551,465     3,842,343           278        5,636        755,518       1,417,279
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Issued in reorganization
  Class A                                              0        90,184             0            0              0          53,912
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
  Class B                                              0        66,992             0            0              0           4,564
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
  Class C                                              0       342,162             0            0              0          61,795
---------------------------------------    ----------------------------  ---------------------------   ---------------------------

Issued as reinvestment of distributions
  Class A                                          4,376           900             9            0          1,717             615
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
  Class B                                          1,529           513            11            1            114              33
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
  Class C                                          5,668         2,316             9            0          1,186             495
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
  Institutional Classes                          344,066       614,904           142           45         72,267         150,514
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Cost of shares redeemed
  Class A                                        (22,843)       (8,458)          (10)           0        (97,161)        (16,266)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
  Class B                                         (6,310)       (2,564)         (205)           0         (1,977)         (1,047)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
  Class C                                        (54,631)      (23,590)         (310)           0        (38,387)        (14,179)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
  Institutional Classes                       (1,809,660)   (2,096,015)            0            0       (884,194)     (1,434,149)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------

Net increase (decrease) resulting from
   Fund share transactions                     1,233,048     2,888,934         1,845        6,345        (47,085)        262,714
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Total Increase (Decrease) in Net Assets        1,846,969     2,846,483         1,863        6,296         15,031         268,705
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
Net Assets

Beginning of period                           13,198,706    10,352,223         6,296            0      2,948,815       2,680,110
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
End of period *                              $15,045,675   $13,198,706       $ 8,159      $ 6,296     $2,963,846      $2,948,815
---------------------------------------    ----------------------------  ---------------------------   ---------------------------
*Including net undistributed
 (overdistributed) investment income of:     $   (25,420)  $   (25,279)      $    20      $    19     $   (6,991)     $   (7,032)
---------------------------------------    ----------------------------  ---------------------------   ---------------------------


                                              Short-Term Fund               Money Market Fund            StocksPLUS Fund
                                              ----------------------------  ---------------------------  --------------------------
                                              Period Ended    Year Ended    Period Ended    Year Ended   Period Ended    Year Ended
                                              Sept. 30, 1997  March 31,     Sept. 30, 1997  March 31,    Sept. 30, 1997  March 31,
                                              (Unaudited)     1997          (Unaudited)     1997         (Unaudited)     1997
Operations

Net investment income                            $   5,733     $   7,616     $   3,314      $   2,257     $  35,119      $  22,028
---------------------------------------       --------------------------    --------------------------   --------------------------
Net realized gain (loss)                               447           282             0              0        29,181         19,189
---------------------------------------       --------------------------    --------------------------   --------------------------
Net change in unrealized
appreciation (depreciation)                            943           620             0              0        21,266        (10,645)
---------------------------------------       --------------------------    --------------------------   --------------------------

Net increase (decrease) resulting
from operations                                      7,123         8,518         3,314          2,257        85,566         30,572
---------------------------------------       --------------------------    --------------------------   --------------------------
Distributions to Shareholders:

From net investment income
Class A                                               (174)          (10)         (754)          (263)         (594)           (70)
---------------------------------------       --------------------------    --------------------------   --------------------------
Class B                                                 (9)           (1)          (56)           (16)         (678)           (93)
---------------------------------------       --------------------------    --------------------------   --------------------------
Class C                                                (68)           (4)       (1,537)          (617)         (849)          (161)
---------------------------------------       --------------------------    --------------------------   --------------------------
Institutional Classes                               (5,468)       (7,441)         (967)        (1,361)       (8,722)       (21,960)
---------------------------------------       --------------------------    --------------------------   --------------------------

In excess of net investment income
Class A                                                  0            (0)            0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Class B                                                  0            (0)            0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Class C                                                  0            (0)            0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Institutional Classes                                    0          (161)            0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
From net realized capital gains
Class A                                                  0             0             0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Class B                                                  0             0             0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Class C                                                  0             0             0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Institutional Classes                                    0             0             0              0             0         (8,793)
---------------------------------------       --------------------------    --------------------------   --------------------------
In excess of net realized capital gains
Class A                                                  0             0             0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Class B                                                  0             0             0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Class C                                                  0             0             0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Institutional Classes                                    0             0             0              0             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Total Distributions                                 (5,719)       (7,617)       (3,314)        (2,257)      (10,843)       (31,077)
---------------------------------------       --------------------------    --------------------------   --------------------------
Fund Share Transactions

Receipts for shares sold
Class A                                             10,316         4,435       809,718        303,692        27,945          6,245
---------------------------------------       --------------------------    --------------------------   --------------------------
Class B                                                674           197         6,460          3,657        33,288          8,743
---------------------------------------       --------------------------    --------------------------   --------------------------
Class C                                              3,995         1,403       542,673        262,815        40,503         15,506
---------------------------------------       --------------------------    --------------------------   --------------------------
Institutional Classes                              157,873       188,897        60,087         48,825       143,851         91,902
---------------------------------------       --------------------------    --------------------------   --------------------------
Issued in reorganization
Class A                                                  0             0             0         14,653             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Class B                                                  0             0             0          2,499             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Class C                                                  0             0             0         52,050             0              0
---------------------------------------       --------------------------    --------------------------   --------------------------
Issued as reinvestment of distributions
Class A                                                156             5           458            192           556             64
---------------------------------------       --------------------------    --------------------------   --------------------------
Class B                                                  6             1            46             15           655             86
---------------------------------------       --------------------------    --------------------------   --------------------------
Class C                                                 57             4         1,201            605           810            156
---------------------------------------       --------------------------    --------------------------   --------------------------
Institutional Classes                                4,433         6,258           749          1,078         8,143         28,068
---------------------------------------       --------------------------    --------------------------   --------------------------
Cost of shares redeemed
Class A                                             (5,496)       (1,898)     (809,074)      (274,948)       (2,744)          (182)
---------------------------------------       --------------------------    --------------------------   --------------------------
Class B                                               (188)          (83)       (7,065)        (3,028)       (1,343)           (33)
---------------------------------------       --------------------------    --------------------------   --------------------------
Class C                                             (1,709)          (44)     (569,571)      (230,072)       (5,672)        (3,565)
---------------------------------------       --------------------------    --------------------------   --------------------------
Institutional Classes                             (147,390)     (140,838)      (46,061)       (52,339)      (72,405)       (36,518)
---------------------------------------       --------------------------    --------------------------   --------------------------
Net increase (decrease) resulting from
Fund share transactions                             22,727        58,337       (10,379)       129,694       173,587        110,472
---------------------------------------       --------------------------    --------------------------   --------------------------
Total Increase (Decrease) in Net Assets             24,131        59,238       (10,379)       129,694       248,310        109,967
---------------------------------------       --------------------------    --------------------------   --------------------------
Net Assets

Beginning of period                                165,034       105,796       155,639         25,945       261,836        151,869
---------------------------------------       --------------------------    --------------------------   --------------------------
End of period *                                  $ 189,165     $ 165,034     $ 145,260      $ 155,639     $ 510,146      $ 261,836
---------------------------------------       --------------------------    --------------------------   --------------------------

*Including net undistributed
(overdistributed) investment income of:          $    (209)    $    (208)    $       0      $       0     $  26,302      $   2,028
---------------------------------------       --------------------------    --------------------------   --------------------------

                                                      See accompanying notes  73

Statement of Cash Flows

For the period ended September 30, 1997 (Unaudited)

$ in thousands

                                                                        Global Bond Fund II
                                                                        --------------------
Decrease in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                                    $            6,113
---------------------------------------------------------------------   -------------------
Redemptions of Fund shares                                                          (5,524)
---------------------------------------------------------------------   -------------------
Cash distributions paid                                                                (82)
---------------------------------------------------------------------   -------------------
Proceeds from financing transactions                                                 8,173
---------------------------------------------------------------------   -------------------
Net increase from financing activities                                               8,680
=====================================================================   ===================

Operating Activities
Purchases of long-term securities and foreign currency                             (66,638)
---------------------------------------------------------------------   -------------------
Proceeds from sales of long-term securities and foreign currency                    55,029
---------------------------------------------------------------------   -------------------
Purchases of short-term securities (net)                                             2,599
---------------------------------------------------------------------   -------------------
Net investment income                                                                  392
---------------------------------------------------------------------   -------------------
Change in other receivables/payables (net)                                             (91)
---------------------------------------------------------------------   -------------------
Net decrease from operating activities                                              (8,709)
---------------------------------------------------------------------   -------------------

Net Decrease in Cash and Foreign Currency                                              (29)
=====================================================================   ===================

Cash and Foreign Currency
Beginning of period                                                                     70
---------------------------------------------------------------------   -------------------
End of period                                                           $               41
=====================================================================   ===================

74  See accompanying notes

Notes to Financial Statements
September 30, 1997 (Unaudited)


1. Organization

PIMCO Funds (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust currently consists of 24 separate investment funds (the "Funds"): the Total Return Fund; the Total Return Fund II; the Total Return Fund III; the Total Return Mortgage Fund; the Moderate Duration Fund; the Low Duration Fund; the Low Duration Fund II; the Low Duration Fund III; the Low Duration Mortgage Fund; the Short-Term Fund; the Long-Term U.S. Government Fund; the Real Return Bond Fund; the Foreign Bond Fund; the Global Bond Fund; the Global Bond Fund II; the Emerging Markets Bond Fund; the Emerging Markets Bond Fund II; the High Yield Fund; the Money Market Fund; the StocksPLUS Fund; the StocksPLUS Short Strategy Fund; the Strategic Balanced Fund; the Commercial Mortgage Securities Fund; and the International Bond Fund (available only to private account clients of PIMCO). The annual reports for the Total Return II, Total Return III, Total Return Mortgage, Moderate Duration, Low Duration II, Low Duration III, Low Duration Mortgage, Global Bond, Strategic Balanced and International Bond Funds are provided separately. The Commercial Mortgage Securities, Emerging Markets Bond II and StocksPLUS Short Strategy Funds had not commenced operations as of September 30, 1997. As used in the financial statements, "Institutional Classes" refers to the Institutional and Administrative Classes and "Retail Classes" refers to the A,B, and C Classes of the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and ask quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Foreign currency amounts are converted to U.S. dollars using foreign exchange quotations received from independent dealers. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale of securities by the Fund, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income to the Fund. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. Included in payable for investments and foreign currency purchased are amounts of $6,881,438, $282,986,697, $8,173,068, $14,858,917,
$1,357,092 and $41,854 for the Long-Term U.S. Government, Foreign Bond, Global Bond II, Total Return, Low Duration and StocksPLUS Funds, respectively, related to these financing transactions.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

     Stripped mortgage-backed securities (SMBS) represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities may be extremely sensitive to changes in interest rates.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS Fund are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year. Foreign exchange gains or losses on investments and the

September 30, 1997 (Unaudited)


income generated from such investments, arising from fluctuations of exchange rates of the non-dollar denominated investments relative to the U.S. dollar, are reported to shareholders as income in accordance with the provisions of the Internal Revenue Code.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS Fund, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS Fund are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts to manage its exposure to the stock and bond markets or change in interest rates and currency values, or for gaining exposure to markets. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, index and currency exchange swap agreements. PIMCO uses these agreements in order to obtain a desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The agreements involve elements of credit risk identified as the cost of replacing those agreements for which PIMCO is in a net receivable position in the event of counterparty default.

     At September 30, 1997, the StocksPLUS Fund was party to S & P 500 Index swap agreements. The agreements involve the contractual exchange of payments whereby the Funds receive proceeds based on the total return of the S & P 500 Index and pay an amount based on LIBOR. The differential to be paid or received is recognized daily over the life of the agreement. For the period ended September 30, 1997, the Total Return, Low Duration and StocksPLUS Funds had net income of $2,638,875, $1,390,565 and $23,722,135, respectively, from swap transactions. These amounts are included in interest income of the Funds.

     For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency transactions arise from changes in currency exchange rates.

Delayed-Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

     The following securities were subject to outstanding forward sale commitments at September 30, 1997 which are covered by purchased call options (amounts in thousands):

                                 Principal
Foreign Bond Fund                   Amount     Value   Proceeds
---------------------------------------------------------------
Government of Japan        JY    1,276,600 $  12,178 $   12,250
Kingdom of Sweden          SK       80,000    11,832     11,666
                                           --------------------
                                           $  24,010 $   23,916
                                           ====================
                                 Principal
Global Bond Fund II                 Amount     Value   Proceeds
---------------------------------------------------------------
Government of Japan        JY       27,000 $     261  $     262
Kingdom of Sweden          SK        6,900     1,020      1,006
                                           --------------------
                                           $   1,281  $   1,268
                                           ====================

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. PIMCO serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.40% for the StocksPLUS Fund, 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class's average daily net assets.

The Administration Fee for the Retail Classes is charged at the annual rate of 0.35% for the Short-Term and Money Market Funds, 0.45% for the Foreign Bond Fund, 0.50% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for the Institutional Classes is charged at an annual rate of 0.18% for the Total Return and Low Duration Funds, 0.20% for the Moderate Duration, Short-Term and Money Market Funds, 0.30% for the Global Bond Fund, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distribution Company ("PFDCO"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFDCO was 0.25% during 1997.

     Pursuant to the Distribution and Servicing Plans adopted by the Retail Classes of the Trust, the Trust compensates PFDCO for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail Classes. The Trust pays PFDCO distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):


                               Effective Rate            Allowable Rate
                         ---------------------------------------------------
                         Distribution   Servicing   Distribution   Servicing
                              Fee (%)     Fee (%)        Fee (%)     Fee (%)
----------------------------------------------------------------------------
Class A

Money Market Fund                  --        0.10             --        0.20
All other Funds                    --        0.25             --        0.25

Class B

All Funds                        0.75        0.25           0.75        0.25

Class C

Long-Term U.S. Gov't,
Foreign Bond, Global II,
Emerging Markets Bond,
High Yield and Total
Return Funds                     0.75        0.25           0.75        0.25
Real Return Bond and
StocksPLUS Funds                 0.50        0.25           0.75        0.25
Low Duration Fund                0.50        0.25           0.50        0.25
Short-Term Fund                  0.30        0.25           0.75        0.25
Money Market Fund                  --        0.10             --        0.20

     PFDCO also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. For the period ended September 30, 1997, the Funds were informed that PFDCO received $1,257,300 representing commissions (sales charges) and contingent deferred sales charges related to the Retail Classes.

September 30, 1997 (Unaudited)


Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiclass Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 1997 were as follows (amount in thousands):


                            U.S. Government/Agency         All Other
                           ---------------------------------------------
                            Purchases        Sales   Purchases     Sales
------------------------------------------------------------------------
Long-Term U.S. Gov't Fund $    72,010  $    57,027  $    7,835  $    139
Foreign Bond Fund              14,054        1,135     788,751   751,833
Global Bond Fund II             3,530        3,778      59,789    58,843
Emerging Markets Bond Fund          0            0       6,217     2,825
High Yield Fund                     0            0     589,016   200,334
Total Return Fund          12,069,472   10,598,666   1,555,135   985,942
Real Return Bond Fund          24,428       17,011      11,594    11,588
Low Duration Fund           3,916,454    3,374,650      86,040   282,512
Short-Term Fund                16,494       13,729      71,142    27,580
StocksPLUS Fund                41,972        9,377     202,959    35,726


5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows
(amount in thousands):


                                        Emerging
                    Long-Term  Foreign   Markets      Total       Low
                   U.S. Gov't     Bond      Bond     Return  Duration
                   --------------------------------------------------
                                         Premium
                   --------------------------------------------------
Balance at 3/31/97 $       34  $     0  $      0    $30,218  $  3,711
Sales                       0       12         4      8,810         0
Closing Buys              (34)       0         0          0         0
Expirations                 0        0         0    (29,786)   (3,711)
Exercised                   0        0         0     (3,228)        0
                   --------------------------------------------------
Balance at 9/30/97 $        0  $    12  $      4    $ 6,014  $      0
                   --------------------------------------------------

6. Federal Income Tax Matters

As of March 31, 1997, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

     Additionally, the Long-Term U.S. Government and Total Return Funds realized capital losses during the fiscal year ended March 31, 1997 for which the Fund elected to defer them to the following fiscal year pursuant to income tax regulations. The amounts are $1,913,570 and $96,365,587, respectively.

     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                    Capital Loss Carryforwards
                                      (amounts in thousands)
                          -----------------------------------------
                             Realized        Acquired
                               Losses          Losses    Expiration
-------------------------------------------------------------------
High Yield Fund           $        --   $      50,541      03/31/02
                                   --           5,495      03/31/01
                                   --          28,820      03/31/98

Total Return Fund               8,241              --      03/31/05
                                   --             988      03/31/04
                                   --           8,501      03/31/02
                                   --          17,277      03/31/01

Low Duration Fund               2,898              --      03/31/03
                                   --           1,170      03/31/02
                                   --           3,550      03/31/01
                                   --             738      03/31/99


7. Institutional Class Summaries

The following amounts relate to items accumulated in the Statement of Assets and Liabilities, the Statement of Operations and the Statement of Changes in Net Assets (amounts in thousands):


                                                                Emerging                                                  Low
                                     Long-Term      Foreign      Markets   High Yield   Total Return   Real Return   Duration
                               U.S. Gov't Fund    Bond Fund    Bond Fund         Fund           Fund     Bond Fund       Fund
-----------------------------------------------------------------------------------------------------------------------------
Shares Issued and Outstanding
    Institutional Class                  3,436       28,685          344       93,017      1,316,864           610    274,314
-----------------------------------------------------------------------------------------------------------------------------
    Administrative Class                   328           22            0        2,028         21,261             0      2,576
-----------------------------------------------------------------------------------------------------------------------------
                                         3,764       28,707          344       95,045      1,338,125           610    276,890
-----------------------------------------------------------------------------------------------------------------------------
For the period ended 9/30/97
Distributions to Shareholders
From net investment income
    Institutional Class             $      975    $   5,817       $   40   $   37,864    $   422,171       $   143   $ 86,047
-----------------------------------------------------------------------------------------------------------------------------
    Administrative Class                     2            3            0          626          5,475             0        787
-----------------------------------------------------------------------------------------------------------------------------
                                           977        5,820           40       38,490        427,646           143     86,834
-----------------------------------------------------------------------------------------------------------------------------

                                                    Money
                                     Short-Term    Market  StocksPLUS
                                           Fund      Fund        FUND
---------------------------------------------------------------------
Shares Issued and Outstanding
    Institutional Class                  17,126    37,641      26,653
---------------------------------------------------------------------
    Administrative Class                    464       645          80
---------------------------------------------------------------------
                                         17,590    38,286      26,733
---------------------------------------------------------------------
For the period ended 9/30/97
Distributions to Shareholders
From net investment income
    Institutional Class               $   5,366   $   967     $ 8,699
---------------------------------------------------------------------
    Administrative Class                    102         0          23
---------------------------------------------------------------------
                                          5,468       967       8,722
---------------------------------------------------------------------


                                                                                                          Low
                                          Long-Term   Foreign  High Yield  Total Return  Real Return  Duration Short-Term
                                    U.S. Gov't Fund      Bond        Fund          Fund         Fund      Bond       Fund
--------------------------------------------------------------------------------------------------------------------------
For the period ended 3/31/97
Distributions to Shareholders

From net investment income
    Institutional Class                    $  1,773  $  7,980   $  64,102    $  737,816     $     45  $170,430    $7,220
--------------------------------------------------------------------------------------------------------------------------
    Administrative Class                          0         0         407         8,454            0       511       221
--------------------------------------------------------------------------------------------------------------------------
                                              1,773     7,980      64,509       746,270           45   170,941     7,441
--------------------------------------------------------------------------------------------------------------------------

In excess of net investment income
    Institutional Class                           0         0           0        18,432            0     5,074       156
--------------------------------------------------------------------------------------------------------------------------
    Administrative Class                          0         0           0           211            0        15         5
--------------------------------------------------------------------------------------------------------------------------
                                                  0         0           0        18,643            0     5,089       161
--------------------------------------------------------------------------------------------------------------------------

From net realized capital gains
    Institutional Class                           0    24,345       9,166             0            0         0         0
--------------------------------------------------------------------------------------------------------------------------
    Administrative Class                          0         0          88             0            0         0         0
--------------------------------------------------------------------------------------------------------------------------
                                                  0    24,345       9,254             0            0         0         0
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized capital gains
    Institutional Class                         693         0           0             0            0         0         0
--------------------------------------------------------------------------------------------------------------------------
    Administrative Class                          0         0           0             0            0         0         0
--------------------------------------------------------------------------------------------------------------------------
                                                693         0           0             0            0         0         0
--------------------------------------------------------------------------------------------------------------------------
                                            Money
                                           Market   StocksPLUS
                                             Fund         Fund
----------------------------------------------------------------
For the period ended 3/31/97
Distributions to Shareholders

From net investment income
    Institutional Class                    $  1,360  $ 21,952
----------------------------------------------------------------
    Administrative Class                          1         8
----------------------------------------------------------------
                                              1,361    21,960
----------------------------------------------------------------

In excess of net investment income
    Institutional Class                           0         0
----------------------------------------------------------------
    Administrative Class                          0         0
----------------------------------------------------------------
                                                  0         0
----------------------------------------------------------------

From net realized capital gains
    Institutional Class                           0     8,793
----------------------------------------------------------------
    Administrative Class                          0         0
----------------------------------------------------------------
                                                  0     8,793
----------------------------------------------------------------
In excess of net realized capital gains
    Institutional Class                           0         0
----------------------------------------------------------------
    Administrative Class                          0         0
----------------------------------------------------------------
                                                  0         0
----------------------------------------------------------------

                                                                              79

September 30, 1997 (Unaudited)


8. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):


                                                                             Long-Term U.S. Gov't Fund
-------------------------------------------------------------------------------------------------------------
                                                                   Period Ended 9/30/97 Year Ended 3/31/97
                                                                     Shares    Amount    Shares    Amount
-------------------------------------------------------------------------------------------------------------
Receipts for shares sold
  Institutional Class                                                 3,103  $ 30,755       712  $  6,985
-------------------------------------------------------------------------------------------------------------
  Administrative Class                                                  328     3,326         0         0
-------------------------------------------------------------------------------------------------------------
  Class A                                                               166     1,635       128     1,237
-------------------------------------------------------------------------------------------------------------
  Class B                                                               154     1,508        48       469
-------------------------------------------------------------------------------------------------------------
  Class C                                                               131     1,288        29       281
-------------------------------------------------------------------------------------------------------------
Shares issued in reorganization
  Class A                                                                 0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class B                                                                 0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class C                                                                 0         0         0         0
-------------------------------------------------------------------------------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                                    69       683       215     2,113
-------------------------------------------------------------------------------------------------------------
  Administrative Class                                                    0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class A                                                                 2        23         0         1
-------------------------------------------------------------------------------------------------------------
  Class B                                                                 2        20         0         1
-------------------------------------------------------------------------------------------------------------
  Class C                                                                 1        14         0         1
-------------------------------------------------------------------------------------------------------------
Cost of shares redeemed
  Institutional Class                                                (1,866)  (18,752)   (2,062)  (20,121)
-------------------------------------------------------------------------------------------------------------
  Administrative Class                                                    0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class A                                                               (28)     (285)        0         0
-------------------------------------------------------------------------------------------------------------
  Class B                                                                (7)      (72)        0         0
-------------------------------------------------------------------------------------------------------------
  Class C                                                               (14)     (137)        0        (1)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) resulting from Fund share transactions        2,041  $ 20,006      (930) $ (9,034)
=============================================================================================================

                                                                                 Foreign Bond Fund
--------------------------------------------------------------------------------------------------------------
                                                                      Period Ended 9/30/97 Year Ended 3/31/97
                                                                        Shares    Amount    Shares    Amount
--------------------------------------------------------------------------------------------------------------
Receipts for shares sold
  Institutional Class                                                    8,893   $94,892    14,462  $155,503
--------------------------------------------------------------------------------------------------------------
  Administrative Class                                                      20       207         3        30
--------------------------------------------------------------------------------------------------------------
  Class A                                                                  242     2,582        69       715
--------------------------------------------------------------------------------------------------------------
  Class B                                                                  475     5,076       117     1,236
--------------------------------------------------------------------------------------------------------------
  Class C                                                                  729     7,773       172     1,809
--------------------------------------------------------------------------------------------------------------
Shares issued in reorganization
  Class A                                                                    0         0         0         0
--------------------------------------------------------------------------------------------------------------
  Class B                                                                    0         0         0         0
--------------------------------------------------------------------------------------------------------------
  Class C                                                                    0         0         0         0
--------------------------------------------------------------------------------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                                      399     4,266     2,246    23,548
--------------------------------------------------------------------------------------------------------------
  Administrative Class                                                       0         4         0         0
--------------------------------------------------------------------------------------------------------------
  Class A                                                                    3        36         0         1
--------------------------------------------------------------------------------------------------------------
  Class B                                                                    4        45         0         2
--------------------------------------------------------------------------------------------------------------
  Class C                                                                    7        81         0         3
--------------------------------------------------------------------------------------------------------------
Cost of shares redeemed
  Institutional Class                                                   (3,164)  (33,534)  (18,761) (205,567)
--------------------------------------------------------------------------------------------------------------
  Administrative Class                                                      (1)       (9)        0         0
--------------------------------------------------------------------------------------------------------------
  Class A                                                                  (10)     (103)       (1)       (6)
--------------------------------------------------------------------------------------------------------------
  Class B                                                                  (27)     (290)        0         0
--------------------------------------------------------------------------------------------------------------
  Class C                                                                  (29)     (312)        0        (2)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) resulting from Fund share transactions           7,541 $  80,714    (1,693) $(22,728)
==============================================================================================================

                                                                              Real Return Bond Fund
-------------------------------------------------------------------------------------------------------------
                                                                    Period Ended 9/30/97 Period Ended 3/31/97
                                                                     Shares    Amount    Shares    Amount
-------------------------------------------------------------------------------------------------------------
Receipts for shares sold
  Institutional Class                                                    29  $    278       564  $  5,636
-------------------------------------------------------------------------------------------------------------
  Administrative Class                                                    0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class A                                                                66       653         0         0
-------------------------------------------------------------------------------------------------------------
  Class B                                                                61       609        51       514
-------------------------------------------------------------------------------------------------------------
  Class C                                                                66       659        15       149
-------------------------------------------------------------------------------------------------------------
Shares issued in reorganization
  Class A                                                                 0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class B                                                                 0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class C                                                                 0         0         0         0
-------------------------------------------------------------------------------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                                    14       142         4        45
-------------------------------------------------------------------------------------------------------------
  Administrative Class                                                    0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class A                                                                 1         9         0         0
-------------------------------------------------------------------------------------------------------------
  Class B                                                                 1        11         0         1
-------------------------------------------------------------------------------------------------------------
  Class C                                                                 1         9         0         0
-------------------------------------------------------------------------------------------------------------
Cost of shares redeemed
  Institutional Class                                                     0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Administrative Class                                                    0         0         0         0
-------------------------------------------------------------------------------------------------------------
  Class A                                                                (1)      (10)        0         0
-------------------------------------------------------------------------------------------------------------
  Class B                                                               (21)     (205)        0         0
-------------------------------------------------------------------------------------------------------------
  Class C                                                               (31)     (310)        0         0
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) resulting from Fund share transactions          186  $  1,845       634   $ 6,345
=============================================================================================================


                                                                                  Low Duration Fund
-----------------------------------------------------------------------------------------------------------------
                                                                     Period Ended 9/30/97    Year Ended 3/31/97
                                                                      Shares      Amount    Shares       Amount
-----------------------------------------------------------------------------------------------------------------
Receipts for shares sold
  Institutional Class                                                 73,550    $744,927   139,451  $ 1,394,715
-----------------------------------------------------------------------------------------------------------------
  Administrative Class                                                 1,050      10,591     2,251       22,564
-----------------------------------------------------------------------------------------------------------------
  Class A                                                             10,550     106,951     2,135       21,468
-----------------------------------------------------------------------------------------------------------------
  Class B                                                                485       4,916       178        1,783
-----------------------------------------------------------------------------------------------------------------
  Class C                                                              3,158      31,965     1,581       15,897
-----------------------------------------------------------------------------------------------------------------
Shares issued in reorganization
  Class A                                                                  0           0     5,364       53,912
-----------------------------------------------------------------------------------------------------------------
  Class B                                                                  0           0       454        4,564
-----------------------------------------------------------------------------------------------------------------
  Class C                                                                  0           0     6,149       61,795
-----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of distributions
  Institutional Class                                                  7,054      71,486    15,036      149,996
-----------------------------------------------------------------------------------------------------------------
  Administrative Class                                                    77         781        52          518
-----------------------------------------------------------------------------------------------------------------
  Class A                                                                170       1,717        61          615
-----------------------------------------------------------------------------------------------------------------
  Class B                                                                 11         114         3           33
-----------------------------------------------------------------------------------------------------------------
  Class C                                                                117       1,186        49          495
-----------------------------------------------------------------------------------------------------------------
Cost of shares redeemed
  Institutional Class                                                (86,483)   (874,976) (143,424)  (1,432,178)
-----------------------------------------------------------------------------------------------------------------
  Administrative Class                                                  (912)     (9,218)     (197)      (1,971)
-----------------------------------------------------------------------------------------------------------------
  Class A                                                             (9,587)    (97,161)   (1,615)     (16,266)
-----------------------------------------------------------------------------------------------------------------
  Class B                                                               (195)     (1,977)     (104)      (1,047)
-----------------------------------------------------------------------------------------------------------------
  Class C                                                             (3,799)    (38,387)   (1,407)     (14,179)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) resulting from Fund share transactions        (4,754)  $ (47,085)   26,017  $   262,714
=================================================================================================================

80

                                                                                                               Emerging
                                                                           Global Bond Fund II               Markets Bond
                                                              ------------------------------------------  --------------------
                                                              Period Ended 9/30/97  Period Ended 3/31/97  Period Ended 9/30/97
                                                                Shares     Amount     Shares     Amount     Shares     Amount
--------------------------------------------------------------------------------------------------------  --------------------
Receipts for shares sold
  Institutional Class                                                0   $      0          0   $      0        340   $  3,400
---------------------------------------------------------------------------------------------------------  -------------------
  Administrative Class                                               0          0          0          0          0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Class A                                                          422      4,634        136      1,518         16        155
---------------------------------------------------------------------------------------------------------  -------------------
  Class B                                                           46        513         70        778          6         57
---------------------------------------------------------------------------------------------------------  -------------------
  Class C                                                           85        946        177      1,967          8         78
---------------------------------------------------------------------------------------------------------  -------------------
Shares issued in reorganization
  Class A                                                            0          0          0          0          0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Class B                                                            0          0          0          0          0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Class C                                                            0          0          0          0          0          0
---------------------------------------------------------------------------------------------------------  -------------------
Issued as reinvestment of distributions
  Institutional Class                                                0          0          0          0          4         39
---------------------------------------------------------------------------------------------------------  -------------------
  Administrative Class                                               0          0          0          0          0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Class A                                                           13        151         16        171          0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Class B                                                            6         63         13        138          0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Class C                                                            9        103         19        215          0          1
---------------------------------------------------------------------------------------------------------  -------------------
Cost of shares redeemed
  Institutional Class                                                0          0          0          0          0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Administrative Class                                               0          0          0          0          0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Class A                                                         (372)    (4,181)      (118)    (1,285)        (1)       (13)
---------------------------------------------------------------------------------------------------------  -------------------
  Class B                                                          (21)      (237)       (16)      (178)         0          0
---------------------------------------------------------------------------------------------------------  -------------------
  Class C                                                          (99)    (1,099)       (21)      (236)         0          0
---------------------------------------------------------------------------------------------------------  -------------------
Net increase (decrease) resulting from Fund share transactions      89   $    893        276   $  3,088        373   $  3,717
=========================================================================================================  ===================

                                                        High Yield Fund                           Total Return Fund
                                          ------------------------------------------  --------------------------------------------
                                          Period Ended 9/30/97   Year Ended 3/31/97     Period Ended 9/30/97   Year Ended 3/31/97
                                           Shares       Amount    Shares     Amount     Shares        Amount    Shares      Amount
------------------------------------------------------------------------------------  --------------------------------------------
Receipts for shares sold
  Institutional Class                      34,342    $ 393,380    37,480  $ 414,058    233,249   $ 2,458,153   358,561 $ 3,709,839
------------------------------------------------------------------------------------  --------------------------------------------
  Administrative Class                      1,168       13,450     1,323     14,665      8,849        93,312    12,842     132,504
------------------------------------------------------------------------------------  --------------------------------------------
  Class A                                   2,248       25,619       480      5,390     12,957       136,897     3,360      35,013
------------------------------------------------------------------------------------  --------------------------------------------
  Class B                                   3,618       41,404     1,083     12,160      3,225        34,079     1,002      10,459
------------------------------------------------------------------------------------  --------------------------------------------
  Class C                                   4,127       47,099     1,380     15,420      4,584        48,412     1,329      13,775
------------------------------------------------------------------------------------  --------------------------------------------
Shares issued in reorganization
  Class A                                       0            0     2,634     29,527          0             0     8,630      90,184
------------------------------------------------------------------------------------  --------------------------------------------
  Class B                                       0            0     4,447     49,852          0             0     6,410      66,992
------------------------------------------------------------------------------------  --------------------------------------------
  Class C                                       0            0    18,228    204,339          0             0    32,743     342,162
------------------------------------------------------------------------------------  --------------------------------------------
Issued as reinvestment of distributions
  Institutional Class                       3,015       34,541     6,306     69,870     32,022       338,693    58,681     606,425
------------------------------------------------------------------------------------  --------------------------------------------
  Administrative Class                         38          441        31        353        508         5,373       820       8,479
------------------------------------------------------------------------------------  --------------------------------------------
  Class A                                      86          982        25        271        413         4,376        88         900
------------------------------------------------------------------------------------  --------------------------------------------
  Class B                                     130        1,490        37        412        144         1,529        49         513
------------------------------------------------------------------------------------  --------------------------------------------
  Class C                                     453        5,186       163      1,819        536         5,668       223       2,316
------------------------------------------------------------------------------------  --------------------------------------------
Cost of shares redeemed
  Institutional Class                     (11,420)    (127,621)  (25,767)  (286,865)  (168,064)   (1,780,010) (193,748) (2,001,935)
------------------------------------------------------------------------------------  --------------------------------------------
  Administrative Class                       (118)      (1,348)     (506)    (5,554)    (2,814)      (29,650)   (9,113)    (94,080)
------------------------------------------------------------------------------------  --------------------------------------------
  Class A                                    (696)      (7,877)     (537)    (6,044)    (2,164)      (22,843)     (810)     (8,458)
------------------------------------------------------------------------------------  --------------------------------------------
  Class B                                    (518)      (5,898)     (136)    (1,524)      (599)       (6,310)     (244)     (2,564)
------------------------------------------------------------------------------------  --------------------------------------------
  Class C                                  (2,178)     (24,723)   (1,272)   (14,308)    (5,188)      (54,631)   (2,256)    (23,590)
------------------------------------------------------------------------------------  --------------------------------------------
Net increase (decrease) resulting
  from Fund share transactions             34,295    $ 396,125    45,399  $ 503,841    117,658   $ 1,233,048   278,567 $ 2,888,934
====================================================================================  ============================================
                                                       Short-Term Fund                               Money Market Fund
                                        ---------------------------------------------  --------------------------------------------
                                        Period Ended 9/30/97     Year Ended 3/31/97     Period Ended 9/30/97     Year Ended 3/31/97
                                         Shares       Amount     Shares      Amount      Shares        Amount    Shares      Amount
-------------------------------------------------------------------------------------  --------------------------------------------
Receipts for shares sold
  Institutional Class                    15,309    $ 153,726     18,060   $ 180,257      59,441     $  59,441    48,817   $  48,817
-------------------------------------------------------------------------------------  --------------------------------------------
  Administrative Class                      412        4,147        867       8,640         646           646         8           8
-------------------------------------------------------------------------------------  --------------------------------------------
  Class A                                 1,028       10,316        441       4,435     809,718       809,718   303,692     303,692
-------------------------------------------------------------------------------------  --------------------------------------------
  Class B                                    67          674         19         197       6,460         6,460     3,657       3,657
-------------------------------------------------------------------------------------  --------------------------------------------
  Class C                                   398        3,995        140       1,403     542,673       542,673   262,815     262,815
-------------------------------------------------------------------------------------  --------------------------------------------
Shares issued in reorganization
  Class A                                     0            0          0           0           0             0    14,653      14,653
-------------------------------------------------------------------------------------  --------------------------------------------
  Class B                                     0            0          0           0           0             0     2,499       2,499
-------------------------------------------------------------------------------------  --------------------------------------------
  Class C                                     0            0          0           0           0             0    52,050      52,050
-------------------------------------------------------------------------------------  --------------------------------------------
Issued as reinvestment of distributions
  Institutional Class                       440        4,419        625       6,243         749           749     1,077       1,077
-------------------------------------------------------------------------------------  --------------------------------------------
  Administrative Class                        1           14          1          15           0             0         1           1
-------------------------------------------------------------------------------------  --------------------------------------------
  Class A                                    15          156          1           5         458           458       192         192
-------------------------------------------------------------------------------------  --------------------------------------------
  Class B                                     1            6          0           1          46            46        15          15
-------------------------------------------------------------------------------------  --------------------------------------------
  Class C                                     6           57          0           4       1,201         1,201       605         605
-------------------------------------------------------------------------------------  --------------------------------------------
Cost of shares redeemed
  Institutional Class                   (14,271)    (143,369)   (13,294)   (132,676)    (46,048)      (46,048)  (52,332)    (52,332)
-------------------------------------------------------------------------------------  --------------------------------------------
  Administrative Class                     (401)      (4,021)      (820)     (8,162)        (13)          (13)       (7)         (7)
-------------------------------------------------------------------------------------  --------------------------------------------
  Class A                                  (547)      (5,496)      (189)     (1,898)   (809,074)     (809,074) (274,948)   (274,948)
-------------------------------------------------------------------------------------  --------------------------------------------
  Class B                                   (19)        (188)        (8)        (83)     (7,065)       (7,065)   (3,028)     (3,028)
-------------------------------------------------------------------------------------  --------------------------------------------
  Class C                                  (170)      (1,709)        (4)        (44)   (569,571)     (569,571) (230,072)   (230,072)
-------------------------------------------------------------------------------------  --------------------------------------------
Net increase (decrease) resulting
  from Fund share transactions            2,269    $  22,727      5,839   $  58,337     (10,379)    $ (10,379)  129,694   $ 129,694
=====================================================================================  ============================================
                                                      StocksPLUS Fund
                                          -----------------------------------------
                                          Period Ended 9/30/97  Year Ended 3/31/97
                                          Shares        Amount  Shares       Amount
-----------------------------------------------------------------------------------
Receipts for shares sold
  Institutional Class                     10,745    $  143,556   7,685    $  91,156
-----------------------------------------------------------------------------------
  Administrative Class                        22           295      64          746
-----------------------------------------------------------------------------------
  Class A                                  2,092        27,945     515        6,245
-----------------------------------------------------------------------------------
  Class B                                  2,484        33,288     720        8,743
-----------------------------------------------------------------------------------
  Class C                                  3,032        40,503   1,276       15,506
-----------------------------------------------------------------------------------
Shares issued in reorganization
  Class A                                      0             0       0            0
-----------------------------------------------------------------------------------
  Class B                                      0             0       0            0
-----------------------------------------------------------------------------------
  Class C                                      0             0       0            0
-----------------------------------------------------------------------------------
Issued as reinvestment of distributions
  Institutional Class                        583         8,121   2,419       28,060
-----------------------------------------------------------------------------------
  Administrative Class                         2            22       1            8
-----------------------------------------------------------------------------------
  Class A                                     40           556       5           64
-----------------------------------------------------------------------------------
  Class B                                     46           655       7           86
-----------------------------------------------------------------------------------
  Class C                                     59           810      13          156
-----------------------------------------------------------------------------------
Cost of shares redeemed
  Institutional Class                     (5,250)      (72,360) (3,137)     (36,460)
-----------------------------------------------------------------------------------
  Administrative Class                        (3)          (45)     (5)         (58)
-----------------------------------------------------------------------------------
  Class A                                   (204)       (2,744)    (15)        (182)
-----------------------------------------------------------------------------------
  Class B                                    (98)       (1,343)     (3)         (33)
-----------------------------------------------------------------------------------
  Class C                                   (422)       (5,672)   (306)      (3,565)
-----------------------------------------------------------------------------------
Net increase (decrease) resulting
  from Fund share transactions            13,128    $  173,587   9,239    $ 110,472
===================================================================================

September 30, 1997 (Unaudited)


9. Reorganization

Each Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                                                              Total
                                                        Shares       Value of    Total Net   Total Net   Net Assets       Acquired
                                                     Issued by  Shares Issued    Assets of   Assets of  of Acquiring       Fund(s)
                                                     Acquiring   by Acquiring     Acquired   Acquiring    Fund After    Unrealized
Acquiring Fund           Acquired Fund(s)     Date        Fund           Fund      Fund(s)        Fund   Acquisition  Appreciation
----------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Fund    PIMCO Advisors
                         High Income
                         Fund             01/17/97     25,309   $    283,718    $ 283,718  $   791,932  $  1,075,650   $    12,610
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Fund  PIMCO Advisors
                         Total Return
                         Income Fund and
                         PIMCO Advisors
                         U.S. Government
                         Fund             01/17/97     47,783   $    499,338    $ 499,338  $12,445,156  $ 12,944,494   $     5,236
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration Fund  PIMCO Advisors
                         Short-
                         Intermediate
                         Fund             01/17/97     11,967   $    120,271    $ 120,271  $ 2,829,201  $  2,949,472   $       448
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Money Market Fund  PIMCO Advisors
                         Money Market
                         Fund             01/17/97     69,202   $     69,202    $  69,202  $    25,027  $     94,229   $         0
----------------------------------------------------------------------------------------------------------------------------------


On January 17, 1997 the Global Bond Fund II, previously known as the Global Income Fund, a portfolio in the PIMCO Advisors Funds, was reorganized as a portfolio of the PIMCO Funds: Pacific Investment Management Series pursuant to an agreement and plan of reorganization approved by the Fund's shareholders. In connection with the reorganization the year end date of the Fund was changed from September 30 to March 31.

                     (This Page Intentionally Left Blank)

PIMCO Funds: Access to the highest standard

PIMCO Funds offer discerning investors unique access to the institutional investment expertise of PIMCO Advisors L.P. Managing over $130 billion in assets ($29 billion in mutual funds), PIMCO Advisors consists of six institutional investment firms, each specializing in a particular investment discipline or style. Together their reputation has attracted many prestigious institutional clients, including 35 of the 100 largest U.S. corporations.

[PICTURE APPEARS HERE]

Manager                Pacific Investment Management Company, 840 Newport Center
                       Drive, Suite 360, Newport Beach, CA 92660

Distributor            PIMCO Funds Distribution Company, 2187 Atlantic Street,
                       Stamford, CT  06902

Custodian              Investors Fiduciary Trust Company, 127 West 10th Street,
                       Kansas City, MO  64105

Shareholder            Shareholder Services, Inc., P.O. Box 5866, Denver, CO
Servicing Agent and    80217
Transfer Agent

Independent            Price Waterhouse LLP, 1055 Broadway, Kansas City, MO,
Accountant             64105

Legal Counsel          Dechert Price & Rhoads, 1500 K Street N.W., Washington,
                       DC, 20005

For Account            For PIMCO Funds account information contact your
Information            financial advisor, or if you receive account statements
                       directly from PIMCO Funds, you can also call 1-800-426-
                       0107. Telephone representatives are available Monday-
                       Friday 8:30 am to 8:00 pm eastern time.

This is a copy of a report by PIMCO Funds to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only when accompanied by the Trust's Prospectus. This report does not offer for sale or solicit orders to buy any securities.

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money.


                                                                    BULK RATE
     PIMCO FUNDS                                                  U.S. POSTAGE
                                                                      PAID
                                                                  SMITHTOWN, NY
                                                                  PERMIT NO. 700


PIMCO Funds
Distribution Company

2187 Atlantic Street
Stamford, CT 06902